                                 IVY FUNDS

                           Ivy Asset Strategy Fund
                            Ivy Core Equity Fund
                      Ivy Cundill Global Value Fund
                        Ivy Dividend Income Fund
                     Ivy European Opportunities Fund
                    Ivy Global Natural Resources Fund
                          Ivy High Income Fund
                         Ivy International Fund
                      Ivy International Growth Fund
                      Ivy International Value Fund
                        Ivy Large Cap Growth Fund
                       Ivy Limited-Term Bond Fund
                         Ivy Mid Cap Growth Fund
                          Ivy Money Market Fund
                         Ivy Municipal Bond Fund
                     Ivy Pacific Opportunities Fund
                    Ivy Science and Technology Fund
                        Ivy Small Cap Growth Fund
                      Ivy Tax-Managed Equity Fund

      Supplement Dated July 25, 2003 To Prospectus Dated July 1, 2003
           (and supplemented July 7, 2003 and July 15, 2003)

1. The following Funds now offer Class Y shares:
   Ivy Cundill Global Value Fund
   Ivy European Opportunities Fund
   Ivy Global Natural Resources Fund
   Ivy International Fund
   Ivy International Value Fund
   Ivy Pacific Opportunities Fund

The general information and disclosure in the Prospectus regarding Class Y shares also applies to the Class Y shares of each of the above-referenced
Funds.

2. The following supplements the information in the "Fees and Expenses"
section for:

IVY CUNDILL GLOBAL VALUE FUND

Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund:

Shareholder Fees
  fees paid directly from your investment
    Maximum sales charge (load) imposed on purchase
    (as a % of offering price)                                       None
    Maximum deferred sales charge (load) (as a % of purchase price)  None
    Redemption fee/exchange fee (as a % of amount redeemed, if
    applicable) ([1])                                                2.00%

Estimated Annual Fund Operating Expenses
  expenses that are deducted from Fund assets([2])
    Management fees                                  1.00%
    Distribution and/or service (12b-1) fees         0.25%
    Other expenses                                   3.78%
    Total annual Fund operating expenses             5.03%
    Expenses reimbursed([3])                         2.28%
    Net Fund operating expenses                      2.75%

([1])If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account. Class Y shares redeemed or exchanged within 30 days of purchase are subject to a 2.00%
redemption/exchange fee.

([2])The expense information shown above has been restated to reflect current fees. Expenses reimbursed are estimates based on Class A expenses for the fiscal year ended December 31, 2002.

([3])The Fund's Investment Manager has contractually agreed to reimburse the Fund's expenses for the fiscal year ending December 31, 2003, and for the following eight years, to the extent necessary to ensure that the
Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 2.50% of the Fund's average net assets (excluding 12b-1 fees and certain other expenses).

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for the time periods specified and then redeem all of your shares at the end of those periods, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                    1 Year   3 Years  5 Years   10 Years
   Class Y Shares                   $278     $853     $1,454    $3,362

3. The following supplements the information in the "Fees and Expenses"
section for:

IVY EUROPEAN OPPORTUNITIES FUND

Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund:

Shareholder Fees
  fees paid directly from your investment
    Maximum sales charge (load) imposed on purchase
    (as a % of offering price)                                       None
    Maximum deferred sales charge (load) (as a % of purchase price)  None
    Redemption fee/exchange fee (as a % of amount redeemed, if
    applicable) ([1])                                                2.00%

Estimated Annual Fund Operating Expenses
  expenses that are deducted from Fund assets
    Management fees([2])                         1.00%
    Distribution and/or service (12b-1) fees     0.25%
    Other expenses                               0.96%
    Total annual Fund operating expenses         2.21%

([1])If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account. Class Y shares redeemed or exchanged within 30 days of purchase are subject to a 2.00%
redemption/exchange fee.

([2])Management fees are reduced to 0.85% for net assets over $250 million, and reduced to 0.75% on net assets over $500 million.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for the time periods specified and then redeem all of your shares at the end of those periods, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 Year   3 Years  5 Years   10 Years
   Class Y Shares               $224     $691     $1,185    $2,544

4. The following supplements the information in the "Fees and Expenses"
section for:

IVY GLOBAL NATURAL RESOURCES FUND

Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund:

Shareholder Fees
  fees paid directly from your investment
    Maximum sales charge (load) imposed on purchase
    (as a % of offering price)                                       None
    Maximum deferred sales charge (load) (as a % of purchase price)  None
    Redemption fee/exchange fee (as a % of amount redeemed, if
    applicable) ([1])                                                2.00%

Estimated Annual Fund Operating Expenses
  expenses that are deducted from Fund assets
    Management fees                              1.00%
    Distribution and/or service (12b-1) fees     0.25%
    Other expenses                               1.19%
    Total annual Fund operating expenses         2.44%

([1])If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account. Class Y shares redeemed or exchanged within 30 days of purchase are subject to a 2.00%
redemption/exchange fee.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for the time periods specified and then redeem all of your shares at the end of those periods, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 Year   3 Years  5 Years    10 Years
   Class Y Shares                $247     $761     $1,301     $2,776

5. The following supplements the information in the "Fees and Expenses"
section for:

IVY INTERNATIONAL FUND

Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund:

Shareholder Fees
  fees paid directly from your investment
    Maximum sales charge (load) imposed on purchase
   (as a % of offering price)                                        None
    Maximum deferred sales charge (load) (as a % of purchase price)  None
    Redemption fee/exchange fee (as a % of amount redeemed, if
    applicable) ([1])                                                2.00%

Estimated Annual Fund Operating Expenses
  expenses that are deducted from Fund assets
    Management fees([2])                         1.00%
    Distribution and/or service (12b-1) fees     0.25%
    Other expenses                               0.75%
    Total annual Fund operating expenses         2.00%

([1])If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account. Class Y shares redeemed or exchanged within 30 days of purchase are subject to a 2.00%
redemption/exchange fee.

([2])Management fees are reduced to 0.90% for net assets over $2.0 billion, and reduced to 0.80% on net assets over $2.5 billion and reduced to 0.70%
for net assets over $3.0 billion.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for the time periods specified and then redeem all of your shares at the end of those periods, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 Year   3 Years  5 Years   10 Years
   Class Y Shares               $203     $627     $1,078    $2,327

6. The following supplements the information in the "Fees and Expenses"
section for:

IVY INTERNATIONAL VALUE FUND

Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund:

Shareholder Fees
  fees paid directly from your investment
    Maximum sales charge (load) imposed on purchase
    (as a % of offering price)                                       None
    Maximum deferred sales charge (load) (as a % of purchase price)  None
    Redemption fee/exchange fee (as a % of amount redeemed, if
    applicable) ([1])                                                2.00%

Estimated Annual Fund Operating Expenses
  expenses that are deducted from Fund assets
    Management fees                              1.00%
    Distribution and/or service (12b-1) fees     0.25%
    Other expenses                               1.13%
    Total annual Fund operating expenses         2.38%

([1])If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account. Class Y shares redeemed or exchanged within 30 days of purchase are subject to a 2.00%
redemption/exchange fee.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for the time periods specified and then redeem all of your shares at the end of those periods, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 Year   3 Years  5 Years   10 Years
   Class Y Shares               $241     $742     $1,270    $2,716

7. The following supplements the information in the "Fees and Expenses"
section for:

IVY PACIFIC OPPORTUNITIES FUND

Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund:

Shareholder Fees
  fees paid directly from your investment
    Maximum sales charge (load) imposed on purchase
    (as a % of offering price)                                       None
    Maximum deferred sales charge (load) (as a % of purchase price)  None
    Redemption fee/exchange fee (as a % of amount redeemed, if
    applicable) ([1])                                                2.00%

Estimated Annual Fund Operating Expenses
  expenses that are deducted from Fund assets([2])
    Management fees                              1.00%
    Distribution and/or service (12b-1) fees     0.25%
    Other expenses                               2.18%
    Total annual Fund operating expenses         3.43%
    Expenses reimbursed([3])                     0.68%
    Net Fund operating expenses                  2.75%

([1])If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account. Class Y shares redeemed or exchanged within 30 days of purchase are subject to a 2.00%
redemption/exchange fee.

([2])The expense information shown above has been restated to reflect current fees. Expenses reimbursed are estimates based on Class A expenses for the fiscal year ended December 31, 2002.

([3])The Fund's Investment Manager has contractually agreed to reimburse the Fund's expenses for the fiscal year ending December 31, 2003, and for the following eight years, to the extent necessary to ensure that the
Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 2.50% of the Fund's average net assets (excluding 12b-1 fees and certain other expenses).

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for the time periods specified and then redeem all of your shares at the end of those periods, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 Year   3 Years  5 Years   10 Years
   Class Y Shares               $278     $853     $1,454    $3,164

8. The Advisor Class of shares of the following Funds is closed to new investors:

    Ivy Cundill Global Value Fund
    Ivy European Opportunities Fund
    Ivy Global Natural Resources Fund
    Ivy International Fund
    Ivy International Value Fund
    Ivy Pacific Opportunities Fund

Advisor Class shareholders may exchange into Class Y shares of any of the funds in the Ivy Family of Funds or into Class A shares of Ivy Money
Market Fund.

WRS3300C

                                  IVY FUNDS

                          Ivy Asset Strategy Fund
                            Ivy Core Equity Fund
                      Ivy Cundill Global Value Fund
                        Ivy Dividend Income Fund
                     Ivy European Opportunities Fund
                    Ivy Global Natural Resources Fund
                          Ivy High Income Fund
                           Ivy International Fund
                      Ivy International Growth Fund
                      Ivy International Value Fund
                       Ivy Large Cap Growth Fund
                         Ivy Limited-Term Bond Fund
                        Ivy Mid Cap Growth Fund
                           Ivy Money Market Fund
                        Ivy Municipal Bond Fund
                       Ivy Pacific Opportunities Fund
                    Ivy Science and Technology Fund
                         Ivy Small Cap Growth Fund
                      Ivy Tax-Managed Equity Fund

      Supplement Dated July 15, 2003 To Prospectus Dated July 1, 2003
                    (and supplemented July 7, 2003)

                         Effective July 15, 2003:

The following information replaces the disclosure regarding selling Class
A shares by check in the Section entitled "Selling Shares":

To sell Class A shares of Ivy Money Market Fund and Ivy Limited-Term Bond
Fund by check:  If you have elected this method in your application or by subsequent authorization, the Fund will provide you with forms or checks drawn on UMB Bank, n.a. You may make these checks payable to the order of any payee in any amount of $250 or more.

WRS3300B
527660

                                  IVY FUNDS

                          Ivy Asset Strategy Fund
                            Ivy Core Equity Fund
                      Ivy Cundill Global Value Fund
                        Ivy Dividend Income Fund
                     Ivy European Opportunities Fund
                    Ivy Global Natural Resources Fund
                          Ivy High Income Fund
                           Ivy International Fund
                      Ivy International Growth Fund
                      Ivy International Value Fund
                       Ivy Large Cap Growth Fund
                         Ivy Limited-Term Bond Fund
                        Ivy Mid Cap Growth Fund
                           Ivy Money Market Fund
                        Ivy Municipal Bond Fund
                       Ivy Pacific Opportunities Fund
                    Ivy Science and Technology Fund
                         Ivy Small Cap Growth Fund
                      Ivy Tax-Managed Equity Fund

      Supplement Dated July 7, 2003 To Prospectus Dated July 1, 2003

The following information replaces the disclosure regarding the purchase of
Class A shares at Net Asset Value (NAV) in the section entitled "Sales
Charge Waivers for Certain Investors"

Class A shares may be purchased at NAV by:

* Shareholders investing through certain investment advisors and financial planners who charge a management, consulting or other fee for their services

* The Trustees and officers of the Ivy Fund, the Directors and officers of
  Ivy Funds, Inc. or of any affiliated entity of WRIICO, employees of IFDI and its affiliates, financial advisors of Waddell & Reed and its affiliates and the spouse, children, parents, children's spouses and spouse's parents of each, including purchases into certain retirement plans and certain trusts for these individuals

* Until December  31, 2003, clients of Legend Equities Corporation if the purchase is made with the proceeds of the redemption of shares of a mutual fund which is not within the Ivy Family of Funds or the Waddell &
  Reed Advisors Funds and the purchase is made within sixty (60) days of such redemption

* Participants in a 401(k) plan or a 457 plan having 100 or more eligible employees that are participants, and the shares are held in individual plan participant accounts on the Fund's records

* The Merrill Lynch Daily K Plan (the "Plan"), provided the Plan has at least $3 million in assets or over 500 or more eligible employees. Class
  B shares of the Funds are made available to Plan participants at NAV without a CDSC if the Plan has less than $3 million in assets or fewer than 500 eligible employees. For further information see "Group
  Systematic Investment Program" in the SAI.

* Friends of the Firm which include certain persons who have an existing relationship with IFDI or any of its affiliates

You will find more information in the Fund's SAI about sales charge reductions and waivers.

WRS3300A
527617

Prospectus

July 1, 2003

Ivy Funds

Ivy Asset Strategy Fund

Ivy Core Equity Fund

Ivy Cundill Global Value Fund

Ivy Dividend Income Fund

Ivy European Opportunities Fund

Ivy Global Natural Resources Fund

Ivy High Income Fund

Ivy International Fund

Ivy International Growth Fund

Ivy International Value Fund

Ivy Large Cap Growth Fund

Ivy Limited-Term Bond Fund

Ivy Mid Cap Growth Fund

Ivy Money Market Fund

Ivy Municipal Bond Fund

Ivy Pacific Opportunities Fund

Ivy Science and Technology Fund

Ivy Small Cap Growth Fund

Ivy Tax-Managed Equity Fund

The Securities and Exchange Commission has not approved
or disapproved the Fund's securities, or determined whether
this Prospectus is accurate or adequate. It is a criminal offense to state otherwise.

Contents

3 AN OVERVIEW OF THE FUNDS

3 IVY ASSET STRATEGY FUND

7 IVY CORE EQUITY FUND

11 IVY CUNDILL GLOBAL VALUE FUND

16 IVY DIVIDEND INCOME FUND

19 IVY EUROPEAN OPPORTUNITIES FUND

24 IVY GLOBAL NATURAL RESOURCES FUND

29 IVY HIGH INCOME FUND

33 IVY INTERNATIONAL FUND

38 IVY INTERNATIONAL GROWTH FUND

43 IVY INTERNATIONAL VALUE FUND

48 IVY LARGE CAP GROWTH FUND

52 IVY LIMITED-TERM BOND FUND

56 IVY MID CAP GROWTH FUND

60 IVY MONEY MARKET FUND

63 IVY MUNICIPAL BOND FUND

68 IVY PACIFIC OPPORTUNITIES FUND

73 IVY SCIENCE AND TECHNOLOGY FUND

77 IVY SMALL CAP GROWTH FUND

81 IVY TAX-MANAGED EQUITY FUND

85 INVESTMENT PRINCIPLES OF THE FUNDS

85  Investment Goals, Principal Strategies
   and Other Investments

95  Risk Considerations of Principal
   Strategies and Other Investments

98 YOUR ACCOUNT

98  Choosing a Share Class

104  Ways to Set Up Your Account

105  Buying Shares

107  Selling Shares

112  Distributions and Taxes

115 THE MANAGEMENT OF THE FUNDS

115  Portfolio Management

119  Management Fee

121 FINANCIAL HIGHLIGHTS

AN OVERVIEW OF THE FUND

GOAL

Ivy Asset Strategy Fund

(formerly, W&R Asset Strategy Fund)

seeks high total return over the long term.

Principal Strategies

Ivy Asset Strategy Fund seeks to achieve its goal by allocating its assets among stocks, bonds and short-term instruments.

* The stock class includes equity securities of all types, although Waddell & Reed Ivy Investment Company (WRIICO), the Fund's investment manager, typically emphasizes a blend of value and growth potential in selecting stocks. Value stocks are those that WRIICO believes are currently selling below their true worth. Growth stocks are those whose earnings WRIICO believes are likely to grow faster than the economy. The Fund may invest in the securities of any size company.

* The bond class includes all varieties of fixed-income instruments, such as corporate or U.S. Government debt securities, with remaining maturities of more than three years. This asset class may include a significant amount, up to 35% of the Fund's total assets, of high yield/high risk bonds, or junk bonds, which include bonds rated BB and below by Standard & Poor's (S&P) and Ba and below by Moody's Corporation (Moody's) or unrated bonds deemed by WRIICO to be of comparable quality.

* The short-term class includes all types of short-term instruments with remaining maturities of three years or less, including high-quality money market instruments.

* Within each of these classes, the Fund may invest in both domestic and foreign securities.

The Fund selects a mix which represents the way the Fund's investments will generally be allocated over the long term as indicated below. This mix will vary over shorter time periods as WRIICO changes the Fund's holdings based on its current outlook for the different markets. These changes may be based on such factors as interest rate changes, security valuation levels and a rise in the potential for growth stocks.

Portfolio Mix

Stocks 70% (can range from 0-100%)
Bonds 25% (can range from 0-100%)
Short-term 5% (can range from 0-100%)

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Asset Strategy Fund. These include:

* WRIICO's skill in allocating the Fund's assets among different types of investments

* the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy

* an increase in interest rates, which may cause the value of the Fund's fixed-income securities, especially bonds with longer maturities, to decline

* prepayment of higher-yielding bonds held by the Fund

* the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds

* adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Market risk for small or medium sized companies may be greater than the market risk for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Additionally, stock of smaller companies may experience volatile trading and price fluctuations.

Investments by the Fund in high yield/high risk bonds are more susceptible to the risk of non-payment or default, and their prices may be more volatile, than higher-rated bonds.

As well, the Fund may invest a significant portion of its assets in foreign securities. Foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign countries.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Asset allocation funds are designed for investors who want to diversify among stocks, bonds and short-term instruments, in one fund. If you are looking for an investment that uses this technique in pursuit of high total return, Ivy Asset Strategy Fund may be appropriate for you. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Ivy Asset Strategy Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart presents the average annual total returns for Class C shares and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class C shares because of variations in their respective expense structure.

The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Ivy web site at www.ivyfunds.com for more current performance information.

 In the period shown in the chart, the highest quarterly return was 15.58% (the first quarter of 2000) and the lowest quarterly return was -8.25% (the first quarter of 2001). The Class C return for the year through March 31, 2003 was -1.19%.

1The returns shown are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of broad-based, securities market indexes that are unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class C shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class C shares. After-tax returns for other Classes may vary.
Average Annual Total Returns
		5 Years	10 Years
		(or Life	(or Life
as of December 31, 2002	1 Year	of Class)	of Class)
Class C (began on 04-20-1995)
Before Taxes[1]	2.31%	7.49%	7.20%
After Taxes on Distributions[1]	2.00%	5.32%	5.23%
After Taxes on Distributions and Sale of Fund Shares[1]	1.53%	5.65%	5.39%
Class Y (began on 12-29-1995)
Before Taxes	3.20%	8.43%	8.37%
Class B (began on 07-03-2000)
Before Taxes	-1.80%	-3.38%
Class A (began on 07-10-2000)
Before Taxes	-2.84%	-3.97%
Indexes
S&P 500 Index[2]	-22.10%	-0.59%	9.02%	[3]
Citigroup Broad Investment Grade Index[2]	10.09%	7.53%	8.10%	[3]
Citigroup Short-Term Index for
1 Month Certificates of Deposit[2]	1.79%	4.68%	5.04%	[3]
Lipper Flexible Portfolio Funds Universe Average[4]	-11.74%	0.80%	6.57%	[3]

1 The returns shown for Class C shares are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B's performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.

2 Reflects no deduction for fees, expenses or taxes.

3 Index comparison begins on April 30, 1995.

4 Lipper Average is net of fees and expenses.

FEES AND EXPENSES

Ivy Asset Strategy Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
	Class A		Class B	Class C	Class Y
(fees paid directly from your investment)	Shares		Shares	Shares	Shares
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	5.75%		None	None	None
Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount invested
or redemption value)	None	[2]	5%	1%	None
Redemption fee/exchange fee (as a percentage
of amount redeemed, if applicable)[3]	None		None	None	None
Annual Fund Operating Expenses
	Class A	Class B	Class C	Class Y
(expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares
Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses	0.46%	0.64%	0.50%	0.38%
Total Annual Fund Operating Expenses	1.41%	2.34%	2.20%	1.33%

1 The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

3 If you choose your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.
Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If shares are redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$710	$ 996	$1,302	$2,169
Class B Shares	$637	$1,030	$1,350	$2,441	[1]
Class C Shares	$223 [2]	$ 688	$1,180	$2,534
Class Y Shares	$135	$ 421	$ 729	$1,601
If shares are not redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$710	$ 996	$1,302	$2,169
Class B Shares	$237	$ 730	$1,250	$2,441	[1]
Class C Shares	$223	$ 688	$1,180	$2,534
Class Y Shares	$135	$ 421	$ 729	$1,601

1 Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

2 A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

AN OVERVIEW OF THE FUND

GOALS

Ivy Core Equity Fund

(formerly, W&R Core Equity Fund)

seeks to provide capital growth and income.

Principal Strategies

Ivy Core Equity Fund seeks to achieve its goals by investing primarily in common stocks of large U.S. and foreign companies with dominant market positions in their industries. The Fund invests in securities that have the potential for capital appreciation or that WRIICO, the Fund's investment manager, expects to resist market decline. Although the Fund typically invests in large companies, it may invest in securities of any size company.

WRIICO attempts to select securities with growth and income possibilities by looking at many factors including the company's:
*	profitability record	*leadership position in its industry
*	history of improving sales and profits	*stock price value
*	management	*dividend payment history

Generally, in determining whether to sell a security WRIICO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer the prospect of significant growth potential and/or the prospect of continued dividend payments. WRIICO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Core Equity Fund. These include:

* adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

* the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds

* WRIICO's skill in evaluating and selecting securities for the Fund

An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Ivy Core Equity Fund is designed for investors who seek capital growth and income. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Ivy Core Equity Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart presents the average annual total returns for Class C shares and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class C shares because of variations in their respective expense structure.

The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Ivy web site at www.ivyfunds.com for more current performance information.

 In the period shown in the chart, the highest quarterly return was 17.05% (the second quarter of 1997) and the lowest quarterly return was -16.80% (the third quarter of 2002). The Class C return for the year through March 31, 2003 was -5.68%.

1 The returns shown are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class C shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class C shares. After-tax returns for other Classes may vary.
Average Annual Total Returns
			5 Years		10 Years
			(or Life		(or Life
as of December 31, 2002	1 Year		of Class)		of Class)
Class C
Before Taxes[1]	-23.24%		-1.03%		7.30%
After Taxes on Distributions[1]	-23.24%		-2.60%		6.33%
After Taxes on Distributions and Sale of Fund Shares[1]	-14.27%	[2]	-0.04%	[2]	6.63%
Class Y (began on 12-29-1995)
Before Taxes	-22.52%		-0.19%		5.76%
Class A (began on 07-03-2000)
Before Taxes	-27.08%		-18.55%
Class B (began on 07-11-2000)
Before Taxes	-26.47%		-18.80%
Indexes
S&P 500 Index[3]	-22.10%		-0.59%		9.34%
Lipper Large-Cap Core Funds Universe Average[4]	-23.49%		-1.90%		7.55%

1 The returns shown for Class C shares are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B's performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.

2 After tax returns may be better than before tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

3 Reflects no deduction for fees, expenses or taxes.

4 Lipper Average is net of fees and expenses.

FEES AND EXPENSES

Ivy Core Equity Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
	Class A		Class B	Class C	Class Y
(fees paid directly from your investment)	Shares		Shares	Shares	Shares
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	5.75%		None	None	None
Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount invested
or redemption value)	None	[2]	5%	1%	None
Redemption fee/exchange fee (as a percentage
of amount redeemed, if applicable)[3]	None		None	None	None
Annual Fund Operating Expenses
	Class A	Class B	Class C	Class Y
(expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares
Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses	0.37%	0.65%	0.48%	0.26%
Total Annual Fund Operating Expenses	1.32%	2.35%	2.18%	1.21%

1 The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

3 If you choose your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.
Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If shares are redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$702	$ 969	$1,257	$2,074
Class B Shares	$638	$1,033	$1,355	$2,426	[1]
Class C Shares	$221 [2]	$ 682	$1,169	$2,513
Class Y Shares	$123	$ 384	$ 665	$1,466
If shares are not redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$702	$ 969	$1,257	$2,074
Class B Shares	$238	$ 733	$1,255	$2,426	[1]
Class C Shares	$221	$ 682	$1,169	$2,513
Class Y Shares	$123	$ 384	$ 665	$1,466

1 Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

2 A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

AN OVERVIEW OF THE FUND

GOAL

Ivy Cundill Global Value Fund

seeks long-term capital growth. Any income realized will be incidental.

Principal Strategies

Ivy Cundill Global Value Fund invests primarily in equity securities (including common stock, preferred stock and securities convertible into common stock) throughout the world, including emerging market countries, that the Fund's management team believes are trading below their estimated "intrinsic value."

"Intrinsic value" is the perceived realizable market value, determined through the management team's analysis of the companies' financial statements (and includes factors such as earnings, cash flows, dividends, business prospects, management capabilities and other catalysts for potentially increasing shareholder value).

To control its exposure to certain risks, the Fund may use certain derivative investment techniques (such as foreign currency exchange transactions and forward foreign currency contracts).

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Cundill Global Value Fund. These include:

* Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund. This is called management risk.

* Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

* Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the US markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

* The risks of investing in foreign securities are more acute in countries with developing economies.

* The Fund may not be able to readily dispose of illiquid securities promptly at an acceptable price.

* The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements). The use of these derivative investment techniques involves a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the judgement of the Fund's manager as to the certain market movements is incorrect, the risk of losses that are greater than if the derivative technique(s) had not been used.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Ivy Cundill Global Value Fund may be appropriate for investors seeking long-term growth potential, but who can accept significant fluctuations in capital value in the short term. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Ivy Cundill Global Value Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart presents the average annual total returns for Advisor Class and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Advisor Class because of variations in their respective expense structures.

The bar chart does not reflect any applicable account fees. If account fees were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Ivy web site at www.ivyfunds.com for more current performance information.

In the period shown in the chart, the highest quarterly return was 6.28% (the first quarter of 2002) and the lowest quarterly return was -11.17% (the third quarter of 2002). The Advisor Class return for the year through March 31, 2003 was -3.72%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the CDSC for Class B and Class C shares, if applicable, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Advisor Class shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Advisor Class shares. After-tax returns for other Classes may vary.
Average Annual Total Returns
			5 Years
as of December 31, 2002	1 Year		(or Life of Class)
Advisor Class (began on 04-17-00)
Before Taxes	-11.86%		-3.72%
After Taxes on Distributions	-12.18%		-4.81%
After Taxes on Distributions and Sale of Fund Shares	-7.17%	[1]	-3.18%	[1]
Class A (began on 09-04-01)
Before Taxes	-17.22%		-14.66%
Class B (began on 09-26-01)
Before Taxes	-16.09%		-8.15%
Class C (began on 10-19-01)
Before Taxes	-12.88%		-7.57%
Indexes
MSCI World Index[2]	-19.89%		-17.52%	[3]
Lipper Global Funds Universe Average[4]	-19.16%		-15.90%	[3]

1 After tax returns may be better than before tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

2 Reflects no deduction for fees, expenses or taxes. The Morgan Stanley Capital International World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. As of April 2002 the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

3 Index comparison begins on April 30, 2000.

4 Lipper Average is net of fees and expenses.

FEES AND EXPENSES

Ivy Cundill Global Value Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
	Class A		Class B	Class C	Advisor
(fees paid directly from your investment)	Shares		Shares	Shares	Shares
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	5.75%		None	None	None
Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount invested
or redemption value)	None	[2]	5%	1%	None
Redemption fee/exchange fee (as a percentage
of amount redeemed, if applicable)[3]	2.00%		None	None	2.00%
Annual Fund Operating Expenses[4]
	Class A	Class B	Class C	Advisor
(expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	3.72%	3.72%	3.72%	3.72%
Total Annual Fund Operating Expenses	4.97%	5.72%	5.72%	4.72%
Expenses reimbursed[5]	2.22%	2.22%	2.22%	2.22%
Net Fund operating expenses	2.75%	3.50%	3.50%	2.50%

1  The contingent deferred sales charge (CDSC) which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

3 If you choose your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account. Class A and Advisor Class shares redeemed or exchanged within 30 days of purchase are subject to a 2.00% redemption/exchange fee. This fee also applies to Class A shares purchased without a sales charge.

4 The expense information shown has been restated to reflect current fees. Expenses reimbursed are estimated based on Class A.

5 WRIICO has contractually agreed to reimburse the Fund's expenses for the fiscal year ending December 31, 2003, and for the following eight years, to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 2.50% of the Fund's average net assets (excluding 12b-1 fees and certain other expenses).
Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If shares are redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$837	$1,379	$1,946	$3,736
Class B Shares	$753	$1,374	$1,917	$3,860	[1]
Class C Shares	$353 [2]	$1,074	$1,817	$4,030
Advisors Class Shares	$253	$ 779	$1,331	$3,117
If shares are not redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$837	$1,379	$1,946	$3,736
Class B Shares	$353	$1,074	$1,817	$3,860	[1]
Class C Shares	$353	$1,074	$1,817	$4,030
Advisor Class Shares	$253	$ 779	$1,331	$3,117

1 Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

2 A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

AN OVERVIEW OF THE FUND

GOALS

Ivy Dividend Income Fund

seeks to provide income and long-term capital growth.

Principal Strategies

Ivy Dividend Income Fund seeks to achieve its goals by investing primarily in dividend-paying common stocks that WRIICO, the Fund's investment manager, believes also demonstrate favorable prospects for long-term capital growth. Although the Fund invests primarily in large companies, it may invest in companies of any size. The Fund will invest primarily in domestic securities but may also invest up to 25% of its total assets in foreign securities.

WRIICO attempts to select securities by considering a company's ability to sustain, and potentially increase, its dividend payments. It also typically considers other factors, which may include the company's:
*	established operating history	* management
*	competitive dividend yields	* leadership position in its industry
*	profitability record	* stock price value
*	history of improving sales and profits

Generally, in determining whether to sell a security, WRIICO considers many factors, including: changes in economic or market factors in general or with respect to a particular industry, changes in the market trends or other factors affecting an individual security, and changes in the relative market performance or appreciation possibilities offered by individual securities. WRIICO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Dividend Income Fund. These include:

* the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy

* adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

* the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds

* WRIICO's skill in evaluating and selecting securities for the Fund

Market risk for small to medium sized companies may be greater than the market risk for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. As well, stocks of smaller companies, and growth stocks in general, may experience volatile trading and price fluctuations.

An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Ivy Dividend Income Fund is designed for investors seeking income and long-term capital growth through a portfolio of primarily dividend-paying common stocks. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Ivy Dividend Income Fund has not been in operation for a full calendar year; therefore, it does not have performance information to include in a bar chart or performance table reflecting average annual returns.

FEES AND EXPENSES

Ivy Dividend Income Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
	Class A		Class B	Class C	Class Y
(fees paid directly from your investment)	Shares		Shares	Shares	Shares
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	5.75%		None	None	None
Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount invested
or redemption value)	None	[2]	5%	1%	None
Redemption fee/exchange fee (as a percentage
of amount redeemed, if applicable)[3]	None		None	None	None
Annual Fund Operating Expenses
	Class A	Class B	Class C	Class Y
(expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares
Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses[4]	0.70%	0.70%	0.70%	0.59%
Total Annual Fund Operating Expenses	1.65%	2.40%	2.40%	1.54%

1 The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

3 If you choose your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.

4 The data for Other Expenses is estimated for the initial fiscal year of the Fund. Actual expenses may be higher or lower.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If shares are redeemed at end of period:	1 Year	3 Years
Class A Shares	$733	$1,065
Class B Shares	$643	$1,048
Class C Shares	$243 [1]	$ 748
Class Y Shares	$157	$ 486
If shares are not redeemed at end of period:	1 Year	3 Years
Class A Shares	$733	$1,065
Class B Shares	$243	$ 748
Class C Shares	$243	$ 748
Class Y Shares	$157	$ 486

1 A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

AN OVERVIEW OF THE FUND

GOAL

Ivy European Opportunities Fund

seeks long-term capital growth by investing in the securities markets of Europe.

Principal Strategies

Ivy European Opportunities Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities (including common stock, preferred stock and securities convertible into common stock) of European companies, which may include:

* large European companies, or European companies of any size that provide special investment opportunities (such as privatized companies, those providing exceptional value, or those engaged in initial public offerings);

* small-capitalization companies in the more developed markets of Europe

* companies operating in Europe's emerging markets

The Fund's manager uses a "bottom-up" investment approach, focusing on prospects for long-term earnings growth.

The Fund may also invest in European debt securities, up to 20% of which may be low-rated (commonly referred to as "high yield" or "junk" bonds). These securities typically are rated Ba or below by Moody's or BB or below by S&P (or are judged by the Fund's manager to be of comparable quality).

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy European Opportunities Fund. These include:

* Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund. This is called management risk.

* Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

* Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the US markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

* The risks of investing in foreign securities are more acute in countries with developing economies.

* Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be more thinly traded and because they are subject to greater business risk. Transaction costs of smaller-company stocks may also be higher than those of larger companies.

* Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. The Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is also limited, so it is likely that IPO securities will represent a smaller component of the Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance).

* The Fund's debt security investments are susceptible to decline in a rising interest rate environment. The risk is more acute for debt securities with longer maturities.

* The market value of debt securities also tends to vary according to the relative financial condition of the issuer. Certain of the Fund's debt security holdings may be considered below investment grade (commonly referred to as "high yield" or "junk" bonds). Low-rated debt securities are considered speculative and could weaken the Fund's returns if the issuer defaults on its payment obligations.

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Ivy European Opportunities Fund may be appropriate for investors seeking long-term growth potential, but who can accept moderate fluctuations in capital value in the short term. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Ivy European Opportunities Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structure.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Ivy web site at www.ivyfunds.com for more current performance information.

In the period shown in the chart, the highest quarterly return was 44.83% (the first quarter of 2000) and the lowest quarterly return was -21.29% (the third quarter of 2002). The Class A return for the year through March 31, 2003 was -12.80%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the CDSC for Class B and Class C shares, if applicable, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Average Annual Total Returns
			5 Years
as of December 31, 2002	1 Year		(or Life of Class)
Class A (began on 05-04-99)
Before Taxes	-8.86%		26.80%
After Taxes on Distributions	-8.86%		19.44%
After Taxes on Distributions and Sale of Fund Shares	-5.44%	[1]	19.66%
Class B (began on 05-24-99)
Before Taxes	-8.33%		27.25%
Class C (began on 10-24-99)
Before Taxes	-4.49%		5.50%
Advisor Class (began on 05-03-99)
Before Taxes	-3.33%		29.21%
Indexes
MSCI EuropeSM Index[2]	-18.38%		-9.67%	[3]
Lipper European Region Funds Universe Average[4]	-16.66%		-7.00%	[3]

1 After tax returns may be better than before tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

2 Reflects no deduction for fees, expenses or taxes. The Morgan Stanley Capital International Europe Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance in Europe. As of September 2002 the MSCI Europe Index consisted of the following 16 developed market country indices: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.

3 Index comparison begins on April 30, 1999.

4 Lipper Average is net of fees and expenses.

FEES AND EXPENSES

Ivy European Opportunities Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
	Class A		Class B	Class C	Advisor
(fees paid directly from your investment)	Shares		Shares	Shares	Shares
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	5.75%		None	None	None
Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None	[2]	5%	1%	None
Redemption fee/exchange fee (as a percentage
of amount redeemed, if applicable)[3]	2.00%		None	None	2.00%
Annual Fund Operating Expenses
	Class A	Class B	Class C	Advisor
(expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	0.90%	0.92%	0.92%	0.81%
Total Annual Fund Operating Expenses	2.15%	2.92%	2.92%	1.81%

1The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

3If you choose your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account. Class A and Advisor Class shares redeemed or exchanged within 30 days of purchase are subject to a 2.00% redemption/exchange fee. This fee also applies to Class A shares purchased without a sales charge.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If shares are redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$781	$1,209	$1,663	$2,915
Class B Shares	$695	$1,204	$1,638	$3,058	[1]
Class C Shares	$295 [2]	$ 904	$1,538	$3,242
Advisor Class Shares	$184	$ 569	$ 980	$2,127
If shares are not redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$781	$1,209	$1,663	$2,915
Class B Shares	$295	$ 904	$1,538	$3,058	[1]
Class C Shares	$295	$ 904	$1,538	$3,242
Advisor Class Shares	$184	$ 569	$ 980	$2,127

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

AN OVERVIEW OF THE FUND

GOAL

Ivy Global Natural Resources Fund

seeks long-term growth. Any income realized will be incidental.

Principal Strategies

Ivy Global Natural Resources Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (including common stock, preferred stock and securities convertible into common stock) of companies of any size throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

For these purposes, "natural resources" generally include:

* precious metals (such as gold, silver and platinum);

* ferrous and nonferrous metals (such as iron, aluminum, copper and steel);

* strategic metals (such as uranium and titanium);

* fossil fuels and chemicals;

* forest products and agricultural commodities

* undeveloped real property

The Fund's investment manager uses an equity style that focuses on both growth and value. Companies targeted for investment have strong management and financial positions, adding balance with established low cost, low debt producers and positions that are based on anticipated commodity price trends. The Fund may have some emerging markets exposure in an attempt to achieve higher returns over the long-term.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Global Natural Resources Fund.
These include:

* Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund. This is called management risk.

* Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

* Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the US markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversation costs; adverse tax consequences; and settlement delays.

* The risks of investing in foreign securities are more acute in countries with developing economies.

* Many of the companies in which the Fund may invest have relatively small market capitalizations. Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be more thinly traded and because they are subject to greater business risk. Transaction costs of smaller-company stocks may also be higher than those of larger companies.

* Since the Fund can invest a significant portion of its assets in securities of companies principally engaged in natural resources activities, the Fund could experience wider fluctuations in value than funds with more diversified portfolios.

Investing in natural resources can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource companies in complying with environmental and safety regulations. Investing in physical commodities, such as gold, exposes the Fund to other risk considerations such as potentially severe price fluctuations over short periods of time and storage costs that exceed the custodial and/or brokerage costs associated with the Fund's other portfolio holdings.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Ivy Global Natural Resources Fund may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Ivy Global Natural Resources Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structure.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Ivy web site at www.ivyfunds.com for more current performance information.

In the period shown in the chart, the highest quarterly return was 24.19% (the fourth quarter of 2001) and the lowest quarterly return was -23.28% (the fourth quarter of 1997). The Class A return for the year through March 31, 2003 was -6.00%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the CDSC for Class B and Class C shares, if applicable, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Average Annual Total Returns
			5 Years	10 Years
			(or Life	(or Life
as of December 31, 2002	1 Year		of Class)	of Class)
Class A (began on 01-01-97)
Before Taxes	-1.35%		4.49%	4.90%
After Taxes on Distributions	-1.57%		4.21%	3.54%
After Taxes on Distributions and Sale of Fund Shares	-0.74%	[1]	3.55%	3.42%
Class B (began on 01-01-97)
Before Taxes	-0.49%		4.79%	5.05%
Class C (began on 01-01-97)
Before Taxes	3.46%		4.63%	4.87%
Advisor Class (began on 04-08-99)
Before Taxes	4.46%		15.14%
Indexes
MSCI Commodity Related Index[2]	-5.26%		2.26%	1.50%	[3]
Lipper Natural Resources Funds Universe Average[4]	-6.26%		2.60%	2.72%	[3]

1 After tax returns may be better than before tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

2 Reflects no deduction for fees, expenses or taxes. The Morgan Stanley Capital International Commodity Related Index is an equal-dollar weighted index of 20 stocks involved in commodity related industries such as energy, non-ferrous metals, agriculture and forest products. The index was developed with a base value of 200 as of March 15, 1996.

3 Index comparison begins on December 31, 1996.

4 Lipper Average is net of fees and expenses.

FEES AND EXPENSES

Ivy Global Natural Resources Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
	Class A		Class B	Class C	Advisor
(fees paid directly from your investment)	Shares		Shares	Shares	Shares
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	5.75%		None	None	None
Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None	[2]	5%	1%	None
Redemption fee/exchange fee (as a percentage
of amount redeemed, if applicable)[3]	2.00%		None	None	2.00%
Annual Fund Operating Expenses
	Class A	Class B	Class C	Advisor
(expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	1.13%	1.09%	1.10%	0.98%
Total Annual Fund Operating Expenses	2.38%	3.09%	3.10%	1.98%

1 The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

3 If you choose your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account. Class A and Advisor Class shares redeemed or exchanged within 30 days of purchase are subject to a 2.00% redemption/exchange fee. This fee also applies to Class A shares purchased without a sales charge.
Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If shares are redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$802	$1,275	$1,772	$3,135
Class B Shares	$712	$1,254	$1,720	$3,234	[1]
Class C Shares	$313 [2]	$ 957	$1,625	$3,411
Advisor Class Shares	$200	$ 616	$1,057	$2,282
If shares are not redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$802	$1,275	$1,772	$3,135
Class B Shares	$312	$ 954	$1,620	$3,234	[1]
Class C Shares	$313	$ 957	$1,625	$3,411
Advisor Class Shares	$200	$ 616	$1,057	$2,282

1 Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

2 A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

AN OVERVIEW OF THE FUND

GOALS

Ivy High Income Fund

(formerly, W&R High Income Fund)

seeks, as a primary goal, high current income. As a secondary goal, the Fund seeks capital growth when consistent with its primary goal.

Principal Strategies

Ivy High Income Fund seeks to achieve its goals by investing primarily in high-yield, high-risk, fixed-income securities of U.S. and foreign issuers, the risks of which are, in the judgment of WRIICO, the Fund's investment manager, consistent with the Fund's goals. The Fund invests primarily in lower quality bonds, commonly called junk bonds, which include bonds rated BBB and below by S&P and Baa and below by Moody's or, if unrated, deemed by WRIICO to be of comparable quality. The Fund may invest an unlimited amount of its total assets in junk bonds. As well, the Fund may invest in bonds of any maturity and in companies of any size.

The Fund may invest up to 20% of its total assets in common stocks in order to seek capital growth. The Fund emphasizes a blend of value and growth in its selection of common stocks. Value stocks are those which WRIICO believes are currently selling below their true worth, while growth stocks are those whose earnings WRIICO believes are likely to grow faster than the economy.

WRIICO may look at a number of factors in selecting securities for the Fund. These include an issuer's past, current and estimated future:
*	financial strength	* borrowing requirements
*	cash flow	* responsiveness to changes in interest rates and business conditions
*	management

Generally, in determining whether to sell a debt security, WRIICO uses the same type of analysis that it uses in buying debt securities. For example, WRIICO may sell a holding if the issuer's financial strength declines, or is anticipated to decline, to an unacceptable level, or if management of the company weakens. As well, WRIICO may choose to sell an equity security if the issuer's growth potential has diminished. WRIICO may sell a security if the competitive conditions of a particular industry have increased and it believes the Fund should, therefore, reduce its exposure to such industry. WRIICO may also sell a security if, in its opinion, the price of the security has risen to fully reflect the company's improved creditworthiness and other investments with greater potential exist. WRIICO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy High Income Fund such as:

* the credit quality, earnings performance and other conditions of the companies whose securities the Fund holds

* the susceptibility of junk bonds to greater risks of non-payment or default, price volatility and lack of liquidity compared to higher-rated bonds

* an increase in interest rates, which may cause the value of bonds held by the Fund, especially bonds with longer maturities, to decline

* the mix of securities in the Fund, particularly the relative weightings in, and exposure to, different sectors and industries

* changes in the maturities of bonds owned by the Fund

* adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

* the skill of WRIICO in evaluating and managing the interest rate and credit risks of the Fund's portfolio

Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies may have limited financial resources, limited product lines or inexperienced management.

Investments in foreign securities also present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Ivy High Income Fund is designed for investors who primarily seek a level of current income that is higher than is normally available with securities in the higher rated categories and, secondarily, seek capital growth when consistent with the goal of income. The Fund is not suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Ivy High Income Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart presents the average annual total returns for Class C shares and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class C shares because of variations in their respective expense structure.

The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Ivy web site at www.ivyfunds.com for more current performance information.

In the period shown in the chart, the highest quarterly return was 6.86% (the fourth quarter of 2001) and the lowest quarterly return was -6.62% (the third quarter of 1998). The Class C return for the year through March 31,2003 was 3.08%.

1 The returns shown are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class C shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class C shares. After-tax returns for other Classes may vary.
Average Annual Total Returns
			5 Years	10 Years
			(or Life	(or Life
as of December 31, 2002	1 Year		of Class)	of Class)
Class C (began on 07-31-1997)
Before Taxes[1]	1.58%		2.35%	3.02%
After Taxes on Distributions[1]	-1.66%		-0.65%	0.08%
After Taxes on Distributions and Sale of Fund Shares[1]	1.80%	[2]	1.04%	1.59%
Class Y (began on 12-30-1998)
Before Taxes	2.46%		3.05%
Class A (began on 07-03-2000)
Before Taxes	-3.43%		1.15%
Class B (began on 07-18-2000)
Before Taxes	-2.26%		1.63%
Indexes
Citigroup High Yield Market Index[3]	-1.53%		0.64%	1.40%	[4]
Lipper High Current Yield Funds Universe Average[5]	-1.76%		-1.41%	-0.66%	[4]

1 The returns shown for Class C shares are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B's performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.

2 After tax returns may be better than before tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

3 Reflects no deduction for fees, expenses or taxes.

4 Index comparison begins on July 31, 1997.

5 Lipper Average is net of fees and expenses.

FEES AND EXPENSES

Ivy High Income Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
	Class A		Class B	Class C	Class Y
(fees paid directly from your investment)	Shares		Shares	Shares	Shares
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	5.75%		None	None	None
Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount invested
or redemption value)	None	[2]	5%	1%	None
Redemption fee/exchange fee (as a percentage
of amount redeemed, if applicable)[3]	None		None	None	None

Annual Fund Operating Expenses
	Class A	Class B	Class C	Class Y
(expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares
Management Fees[4]	0.63%	0.63%	0.63%	0.63%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses	0.56%	0.73%	0.66%	0.73%
Total Annual Fund Operating Expenses	1.44%	2.36%	2.29%	1.61%

1 The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

3 If you choose your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.

4 The expenses shown for Management Fees reflect the maximum annual fee payable; however, WRIICO has voluntarily agreed to waive its investment management fee on any day if the Fund's net assets are less than $25 million, subject to WRIICO's right to change or terminate this waiver.
Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If shares are redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$713	$1,003	$1,314	$2,195
Class B Shares	$639	$1,035	$1,358	$2,459	[1]
Class C Shares	$232 [2]	$ 714	$1,223	$2,620
Class Y Shares	$163	$ 506	$ 873	$1,906
If shares are not redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$713	$1,003	$1,314	$2,195
Class B Shares	$239	$ 735	$1,258	$2,459	[1]
Class C Shares	$232	$ 714	$1,223	$2,620
Class Y Shares	$163	$ 506	$ 873	$1,906

1 Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

2 A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

AN OVERVIEW OF THE FUND

GOALS

Ivy International Fund

seeks long-term growth. Consideration of current income is secondary to this principal objective.

Principal Strategies

Ivy International Fund invests at least 80% of its net assets in equity securities (including common stock, preferred stock and securities convertible into common stock) principally traded in European, Pacific Basin and Latin American markets.

To enhance potential return, the Fund may invest in countries with new or comparatively undeveloped economies.

WRIICO, the Fund's investment manager, uses an investment approach that focuses on:

* analyzing a company's financial statements;

* taking advantage of overvalued or undervalued markets

* building a portfolio that is diversified by both region and sector

Some of the Fund's investments may produce income (such as dividends), although it is expected that any income realized would be incidental.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy International Fund. These include:

* Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund. This is called management risk.

* Equity securities typically represent a proportionate ownership interest in a company. As a result, the value of equity securities rises and falls with a company's success or failure. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the US markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversation costs; adverse tax consequences; and settlement delays. The risks of investing in foreign securities are more acute in countries with developing economies.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Ivy International Fund may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Ivy International Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structure.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Ivy web site at www.ivyfunds.com for more current performance information.

In the period shown in the chart, the highest quarterly return was 16.41% (the fourth quarter of 1998) and the lowest quarterly return was -23.02% (the third quarter of 2002). The Class A return for the year through March 31, 2003 was -6.30%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the CDSC for Class B and Class C shares, if applicable, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Average Annual Total Returns
			5 Years		10 Years
			(or Life		(or Life
as of December 31, 2002	1 Year		of Class)		of Class)
Class A
Before Taxes	-25.51%		-8.76%		3.80%
After Taxes on Distributions	-25.51%		-10.38%		2.52%
After Taxes on Distributions and Sale of Fund Shares	-15.66%	[1]	-5.62%	[1]	3.80%
Class B (began on 10-22-93)
Before Taxes	-25.12%		-8.67%		0.31%
Class C (began on 04-30-96)
Before Taxes	-22.00%		-8.54%		-3.64%
Advisor Class (began on 08-31-00)
Before Taxes	-18.71%
Indexes
MSCI EAFE Index[2]	-15.94%		-2.89%		4.00%
Lipper International Funds Universe Average[3]	-16.67%		-2.63%		4.76%

1 After tax returns may be better than before tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

2 Reflects no deduction for fees, expenses or taxes. The Morgan Stanley Capital International EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. As of April 2002 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

3 Lipper Average is net of fees and expenses.

FEES AND EXPENSES

Ivy International Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
	Class A		Class B	Class C	Advisor
(fees paid directly from your investment)	Shares		Shares	Shares	Shares
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	5.75%		None	None	None
Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None	[2]	5%	1%	None
Redemption fee/exchange fee (as a percentage
of amount redeemed, if applicable)[3]	2.00%		None	None	2.00%
Annual Fund Operating Expenses
	Class A		Class B	Class C	Advisor
(expenses that are deducted from Fund assets)	Shares		Shares	Shares	Shares
Management Fees	1.00%		1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.20%	[4]	1.00%	1.00%	None
Other Expenses	0.69%		0.85%	0.83%	0.60%
Total Annual Fund Operating Expenses	1.89%		2.85%	2.83%	1.60%

1 The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

3 If you choose your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account. Class A and Advisor Class shares redeemed or exchanged within 30 days of purchase are subject to a 2.00% redemption/exchange fee. This fee also applies to Class A shares purchased without a sales charge.

4 The annual service fee for Class A shares of the Fund may equal up to 0.25% on net assets attributable to outstanding shares issued on or after January 1, 1992. Since the calculation of the annual service fee does not take into account shares outstanding prior to January 1, 1992, this arrangement results in a rate of service fee that is lower than 0.25% of the net assets attributable to outstanding Class A shares of the Fund.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If shares are redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$756	$1,135	$1,538	$2,659
Class B Shares	$688	$1,183	$1,604	$2,944	[1]
Class C Shares	$286 [2]	$ 877	$1,494	$3,157
Advisor Class Shares	$162	$ 500	$ 861	$1,878
If shares are not redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$756	$1,135	$1,538	$2,659
Class B Shares	$288	$ 883	$1,504	$2,944	[1]
Class C Shares	$286	$ 877	$1,494	$3,157
Advisor Class Shares	$162	$ 500	$ 861	$1,878

1 Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

2 A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

AN OVERVIEW OF THE FUND

GOALS

Ivy International Growth Fund

(formerly, W&R International Growth Fund)

seeks, as a primary goal, long-term appreciation of capital. As a secondary goal, the Fund seeks current income.

Principal Strategies

Ivy International Growth Fund seeks to achieve its goals by investing primarily in common stocks of foreign companies that WRIICO, the Fund's investment manager, believes have the potential for long-term growth represented by economic expansion within a country or region, as well as the privatization and/or restructuring of particular industries. The Fund emphasizes growth stocks, which are securities of companies whose earnings WRIICO believes are likely to grow faster than the economy. The Fund primarily invests in issuers of developed countries, and the Fund may invest in companies of any size.

WRIICO may look at a number of factors in selecting securities for the Fund's portfolio. These include:
* a company's growth and earnings potential
* management of the company	* applicable economic, market and political conditions of the country in which the company is located
* industry position of the company
* strength of the industry

Generally, in determining whether to sell a security, WRIICO uses the same type of analysis that it uses in buying securities of that type. For example, WRIICO may sell a security if it believes the security no longer offers significant growth potential, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer's country. WRIICO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy International Growth Fund. These include:

* changes in foreign exchange rates, which may affect the value of the securities the Fund holds

* adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

* the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds

* WRIICO's skill in evaluating and selecting securities for the Fund

Investing in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investment choices.

Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies are more likely to have limited financial resources, limited product lines or inexperienced management.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Ivy International Growth Fund is designed for investors seeking long-term appreciation of capital by investing primarily in securities issued by foreign companies. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Ivy International Growth Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart presents the average annual total returns for Class C shares and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class C shares because of variations in their respective expense structure.

The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Ivy web site at www.ivyfunds.com for more current performance information.

 In the period shown in the chart, the highest quarterly return was 67.07% (the fourth quarter of 1999) and the lowest quarterly return was -18.66% (the third quarter of 2002). The Class C return for the year through March 31, 2003 was -8.64%.

1 The returns shown are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class C shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class C shares. After-tax returns for other Classes may vary.
Average Annual Total Returns
			5 Years		10 Years
			(or Life		(or Life
as of December 31, 2002	1 Year		of Class)		of Class)
Class C
Before Taxes[1]	-19.88%		1.82%		5.53%
After Taxes on Distributions[1]	-19.88%		-0.94%		3.31%
After Taxes on Distributions and Sale of Fund Shares[1]	-12.21%	[2]	2.21%	[2]	4.68%
Class Y (began on 12-29-1995)
Before Taxes	-18.85%		2.89%		7.28%
Class A (began on 07-03-2000)
Before Taxes	-23.90%		-26.98%
Class B (began on 07-10-2000)
Before Taxes	-23.33%		-27.07%
Indexes
MSCI EAFE Index[3]	-15.94%		-2.89%		-20.51%
Lipper International Funds Universe Average[4]	-16.67%		-2.63%		4.76%

1 The returns shown for Class C shares are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B's performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.

2 After tax returns may be better than before tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

3 Reflects no deduction for fees, expenses or taxes. The Morgan Stanley Capital International EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. As of April 2002 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

4 Lipper Average is net of fees and expenses.

FEES AND EXPENSES

Ivy International Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
	Class A		Class B	Class C	Class Y
(fees paid directly from your investment)	Shares		Shares	Shares	Shares
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	5.75%		None	None	None
Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount invested
or redemption value)	None	[2]	5%	1%	None
Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%		None	None	2.00%
Annual Fund Operating Expenses
	Class A	Class B	Class C	Class Y
(expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares
Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses	1.01%	1.38%	1.09%	0.55%
Total Annual Fund Operating Expenses	2.11%	3.23%	2.94%	1.65%

1 The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

3 If you choose your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account. Class A and Class Y shares redeemed or exchanged within 30 days of purchase are subject to a 2.00% redemption/exchange fee. This fee also applies to Class A shares purchased without a sales charge.
Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If shares are redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$777	$1,198	$1,644	$2,876
Class B Shares	$726	$1,295	$1,788	$3,270	[1]
Class C Shares	$297 [2]	$ 910	$1,548	$3,261
Class Y Shares	$168	$ 520	$ 897	$1,955
If shares are not redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$777	$1,198	$1,644	$2,876
Class B Shares	$326	$ 995	$1,688	$3,270	[1]
Class C Shares	$297	$ 910	$1,548	$3,261
Class Y Shares	$168	$ 520	$ 897	$1,955

1 Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

2 A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

AN OVERVIEW OF THE FUND

GOALS

Ivy International Value Fund

seeks, as a primary goal, long-term capital growth. Consideration of current income is secondary to this principal objective.

Principal Strategies

Ivy International Value Fund invests at least 80% of its net assets in equity securities (including common stock, preferred stock and securities convertible into common stock) principally traded in European, Pacific Basin and Latin American markets.

WRIICO, the Fund's investment manager, uses a disciplined value approach while looking for investment opportunities around the world (including countries with new or comparatively undeveloped economies). Some of the Fund's investments may produce income (such as dividends), although it is expected that any income realized would be incidental.

To control its exposure to certain risks, the Fund might engage in foreign currency exchange transactions and forward foreign currency contracts.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy International Value Fund. These include:

* Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

* Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

* The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements). The use of these derivative investment techniques involves a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the judgement of the Fund's manager as to the certain market movements is incorrect, the risk of losses that are greater than if the derivative technique(s) had not been used.

* Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the manager's opinion, undervalued. If the manager's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the manager has placed on it.

Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the US markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversation costs; adverse tax consequences; and settlement delays. The risks of investing in foreign securities are more acute in countries with developing economies.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Ivy International Value Fund may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Ivy International Value Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structure.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Ivy web site at www.ivyfunds.com for more current performance information.

In the period shown in the chart, the highest quarterly return was 16.49% (the fourth quarter of 1998) and the lowest quarterly return was -22.75% (the third quarter of 2002). The Class A return for the year through March 31, 2003 was -7.06%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the CDSC for Class B and Class C shares, if applicable, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Average Annual Total Returns
			5 Years		10 Years
			(or Life		(or Life
as of December 31, 2002	1 Year		of Class)		of Class)
Class A (began on 05-13-97)
Before Taxes	-20.77%		-3.67%		-5.11%
After Taxes on Distributions	-20.77%		-3.92%		-5.32%
After Taxes on Distributions and Sale of Fund Shares	-12.75%	[1]	-2.92%	[1]	-4.01%	[1]
Class B (began on 05-13-97)
Before Taxes	-21.66%		-3.87%		-5.38%
Class C (began on 05-13-97)
Before Taxes	-18.39%		-3.69%		-5.22%
Advisor Class (began on 02-23-98)
Before Taxes	-17.51%		-4.08%
Indexes
MSCI EAFE Index[2]	-15.94%		-2.89%		-3.20%	[3]
Lipper International Funds Universe Average[4]	-16.67%		-2.63%		-2.70%	[3]

1 After tax returns may be better than before tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

2 Reflects no deduction for fees, expenses or taxes. The Morgan Stanley Capital International EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. As of April 2002 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

3 Index comparison begins on May 31, 1997.

4 Lipper Average is net of fees and expenses.

FEES AND EXPENSES

Ivy International Value Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
	Class A		Class B	Class C	Advisor
(fees paid directly from your investment)	Shares		Shares	Shares	Shares
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	5.75%		None	None	None
Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None	[2]	5%	1%	None
Redemption fee/exchange fee (as a percentage
of amount redeemed, if applicable)[3]	2.00%		None	None	2.00%
Annual Fund Operating Expenses
	Class A	Class B	Class C	Advisor
(expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	1.07%	1.05%	1.05%	1.05%
Total annual Fund operating expenses	2.32%	3.05%	3.05%	2.05%

1 The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

3 If you choose your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account. Class A and Advisor Class shares redeemed or exchanged within 30 days of purchase are subject to a 2.00% redemption/exchange fee. This fee also applies to Class A shares purchased without a sales charge.
Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If shares are redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$797	$1,258	$1,744	$3,078
Class B Shares	$708	$1,242	$1,701	$3,192	[1]
Class C Shares	$308 [2]	$ 942	$1,601	$3,365
Advisor Class Shares	$207	$ 637	$1,094	$2,357
If shares are not redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$797	$1,258	$1,744	$3,078
Class B Shares	$308	$ 942	$1,601	$3,192	[1]
Class C Shares	$308	$ 942	$1,601	$3,365
Advisor Class Shares	$207	$ 637	$1,094	$2,357

1 Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

2 A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

AN OVERVIEW OF THE FUND

GOAL

Ivy Large Cap Growth Fund

(formerly, W&R Large Cap Growth Fund)

seeks the appreciation of your investment.

Principal Strategies

Ivy Large Cap Growth Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks issued by growth-oriented, large to medium sized U.S. and foreign companies that WRIICO, the Fund's investment manager, believes have appreciation possibilities. Growth stocks are those whose earnings WRIICO believes are likely to grow faster than the economy. Although WRIICO anticipates the majority of the Fund's investments to be in large to medium sized companies, the Fund may invest in companies of any size.

WRIICO attempts to select securities with appreciation possibilities by looking at many factors. These include:

* the company's market position, product line, technological position and prospects for increased earnings

* the management capability of the company being considered

* the short-term and long-term outlook for the industry being analyzed

* changes in economic and political conditions

WRIICO may also analyze the demands of investors for the security relative to its price. Securities may be chosen when WRIICO anticipates a development that might have an effect on the value of a security.

In general, WRIICO may sell a security if it determines that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry of the issuer, loss by the company of its competitive position, and/or poor use of resources. WRIICO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Large Cap Growth Fund. These include:

* the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds

* the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy

* adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

* the skill of WRIICO in evaluating and selecting securities for the Fund

Market risk for medium sized companies may be greater than the market risk for large companies. Such companies are more likely to have limited financial resources and inexperienced management. As well, stock of these companies may experience volatile trading and price fluctuations.

The Fund may invest a portion of its assets in foreign securities. Foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign countries.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Ivy Large Cap Growth Fund is designed for investors seeking long-term investment growth. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Ivy Large Cap Growth Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structure.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Ivy web site at www.ivyfunds.com for more current performance information.

In the period shown in the chart, the highest quarterly return was 11.88% (the fourth quarter of 2001) and the lowest quarterly return was -18.97% (the first quarter of 2001). The Class A return for the year through March 31, 2003 was 0.84%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the CDSC for Class B and Class C shares, if applicable, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Average Annual Total Returns
			5 Years
as of December 31, 2002	1 Year		(or Life of Class)
Class A (began on 06-30-2000)
Before Taxes	-24.39%		-14.10%
After Taxes on Distributions	-24.39%		-14.24%
After Taxes on Distributions and Sale of Fund Shares	-14.98%	[1]	-11.01%	[1]
Class C (began on 07-03-2000)
Before Taxes	-20.54%		-12.91%
Class B (began on 07-06-2000)
Before Taxes	-24.25%		-14.50%
Class Y (began on 07-06-2000)
Before Taxes	-19.64%		-12.07%
Indexes
S&P 500 Index[2]	-22.10%		-17.07%	[3]
Lipper Large-Cap Growth Funds Universe Average[4]	-28.63%		-27.34%	[3]

1 After tax returns may be better than before tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

2 Reflects no deduction for fees, expenses or taxes.

3 Index comparison begins on June 30, 2000.

4 Lipper Average is net of fees and expenses.

FEES AND EXPENSES

Ivy Large Cap Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
	Class A		Class B	Class C	Class Y
(fees paid directly from your investment)	Shares		Shares	Shares	Shares
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	5.75%		None	None	None
Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount invested
or redemption value)	None	[2]	5%	1%	None
Redemption fee/exchange fee (as a percentage
of amount redeemed, if applicable)[3]	None		None	None	None
Annual Fund Operating Expenses
	Class A	Class B	Class C	Class Y
(expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares
Management Fees[4]	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses	0.71%	1.61%	0.92%	0.51%
Total Annual Fund Operating Expenses	1.66%	3.31%	2.62%	1.46%

1 The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

3 If you choose your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.

4 The expenses shown for Management Fees reflect the maximum annual fee payable; however, WRIICO has voluntarily agreed to waive its investment management fee on any day if the Fund's net assets are less than $25 million, subject to WRIICO's right to change or terminate this waiver.
Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If shares are redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$734	$1,068	$1,425	$2,427
Class B Shares	$734	$1,318	$1,826	$3,221	[1]
Class C Shares	$265 [2]	$ 814	$1,390	$2,954
Class Y Shares	$149	$ 462	$ 797	$1,746
If shares are not redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$734	$1,068	$1,425	$2,427
Class B Shares	$334	$1,018	$1,726	$3,221	[1]
Class C Shares	$265	$ 814	$1,390	$2,954
Class Y Shares	$149	$ 462	$ 797	$1,746

1 Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

2 A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

AN OVERVIEW OF THE FUND

GOAL

Ivy Limited-Term Bond Fund

(formerly, W&R Limited-Term Bond Fund)

seeks to provide a high level of current income consistent with preservation of capital.

Principal Strategies

Ivy Limited-Term Bond Fund seeks to achieve its goal by investing primarily in investment-grade debt securities (including bonds rated BBB and higher by S&P and Baa and higher by Moody's or, if unrated, judged by WRIICO, the Fund's investment manager, to be of comparable quality) of U.S. issuers, including corporate bonds, mortgage-backed securities and U.S. Government securities. The Fund seeks to identify relative value opportunities between these sectors of the fixed-income market. The Fund maintains a dollar-weighted average maturity of not less than two years and not more than five years, and the Fund may invest in companies of any size.

WRIICO may look at a number of factors in selecting securities for the Fund's portfolio. These include:
* the security's current coupon	* the creditworthiness of the particular issuer (if not backed by the full faith and credit of the U.S. Treasury)
* the maturity of the security
* the relative value of the security	* prepayment risks for mortgage-backed securities and other debt securities with call provisions

Generally, in determining whether to sell a security, WRIICO uses the same type of analysis that it uses in buying securities. WRIICO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Limited-Term Bond Fund. These include:

* an increase in interest rates, which may cause the value of the Fund's fixed-income securities, especially bonds with longer maturities, to decline

* the credit quality, earnings performance and other conditions of the issuers whose securities the Fund holds

* prepayment of higher-yielding bonds and mortgage-backed securities held by the Fund

* adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

* WRIICO's skill in evaluating and managing the interest rate and credit risks of the Fund

Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies are more likely to have limited financial resources, limited product lines or inexperienced management.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Ivy Limited-Term Bond Fund is designed for investors seeking a high level of current income consistent with preservation of capital. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Ivy Limited-Term Bond Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart presents the average annual total returns for Class C shares and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class C shares because of variations in their respective expense structure.

The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Ivy web site at www.ivyfunds.com for more current performance information.

 In the period shown in the chart, the highest quarterly return was 4.52% (the second quarter of 1995) and the lowest quarterly return was -1.99% (the first quarter of 1994). The Class C return for the year through March 31, 2003 was 0.82%.

1 The returns shown are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.

Average Annual Total Returns

The table below compares the Fund's average annual returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (4.25%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class C shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class C shares. After-tax returns for other Classes may vary.
Average Annual Total Returns
		5 Years	10 Years
		(or Life	(or Life
as of December 31, 2002	1 Year	of Class)	of Class)
Class C
Before Taxes[1]	4.05%	4.93%	4.94%
After Taxes on Distributions[1]	2.65%	3.15%	3.20%
After Taxes on Distributions and Sale of Fund Shares[1]	2.80%	3.40%	3.40%
Class Y (began on 12-29-1995)
Before Taxes	4.99%	5.90%	5.68%
Class B (began on 07-03-2000)
Before Taxes	0.05%	5.49%
Class A (began on 08-17-2000)
Before Taxes	0.54%	5.48%
Indexes
Citigroup 1-5 Years
Treasury/Government Sponsored/Corporate Index[2]	8.08%	7.16%	6.65%
Lipper Short-Intermediate Investment Grade
Debt Funds Universe Average[3]	6.63%	6.19%	6.02%

1 The returns shown for Class C shares are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B's performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.

2 Reflects no deduction for fees, expenses or taxes.

3 Lipper Average is net of fees and expenses.

FEES AND EXPENSES

Ivy Limited-Term Bond Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
	Class A		Class B	Class C	Class Y
(fees paid directly from your investment)	Shares		Shares	Shares	Shares
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	4.25%		None	None	None
Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount invested
or redemption value)	None	[2]	5%	1%	None
Redemption fee/exchange fee (as a percentage
of amount redeemed, if applicable)[3]	None		None	None	None
Annual Fund Operating Expenses
	Class A	Class B	Class C	Class Y
(expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses	0.35%	0.52%	0.47%	0.36%
Total Annual Fund Operating Expenses	1.10%	2.02%	1.97%	1.11%

1 The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

3 If you choose your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.
Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If shares are redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$532	$760	$1,005	$1,708
Class B Shares	$605	$934	$1,188	$2,109	[1]
Class C Shares	$200 [2]	$618	$1,062	$2,296
Class Y Shares	$113	$353	$ 612	$1,352
If shares are not redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$532	$760	$1,005	$1,708
Class B Shares	$205	$634	$1,088	$2,109	[1]
Class C Shares	$200	$618	$1,062	$2,296
Class Y Shares	$113	$353	$ 612	$1,352

1 Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

2 A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

AN OVERVIEW OF THE FUND

GOAL

Ivy Mid Cap Growth Fund

(formerly, W&R Mid Cap Growth Fund)

seeks the growth of your investment.

Principal Strategies

Ivy Mid Cap Growth Fund seeks to achieve its goal by investing primarily in common stocks of U.S. and foreign companies whose market capitalizations are within the range of capitalizations of companies comprising the Russell Mid-Cap Growth Index (Russell Mid-Cap) and that WRIICO, the Fund's investment manager, believes offer above-average growth potential.

In selecting companies, WRIICO may look at a number of factors, such as:

* new or innovative products or services

* adaptive or creative management

* strong financial and operational capabilities
to sustain growth

* market potential

* profit potential

Generally, in determining whether to sell a stock, WRIICO uses the same type of analysis that it uses when buying stocks. For example, WRIICO may sell a holding if the company no longer meets the desired capitalization range or if the company position weakens in the industry or market. WRIICO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Mid Cap Growth Fund. These include:

* the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds

* adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

* the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy

* the skill of WRIICO in evaluating and selecting securities for the Fund

Market risk for medium sized companies may be greater than that for large companies. Medium sized companies may have limited financial resources and less experienced management compared to large companies. Stocks of medium sized companies may experience volatile trading and price fluctuations.

Also, the Fund may invest, to a lesser extent, in foreign securities, which present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Ivy Mid Cap Growth Fund is designed for investors who are willing to accept greater risks than are present with many other mutual funds. The Fund is not intended for investors who desire assured income and conservation of capital. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Ivy Mid Cap Growth Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structure.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Ivy web site at www.ivyfunds.com for more current performance information.

In the period shown in the chart, the highest quarterly return was 12.41% (the fourth quarter of 2001) and the lowest quarterly return was -16.60% (the third quarter of 2002). The Class A return for the year through March 31, 2003 was -1.04%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the CDSC for Class B and Class C shares, if applicable, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Average Annual Total Returns
			5 Years
as of December 31, 2002	1 Year		(or Life of Class)
Class A (began on 06-30-2000)
Before Taxes	-30.11%		-15.29%
After Taxes on Distributions	-30.11%		-15.79%
After Taxes on Distributions and Sale of Fund Shares	-18.48%	[1]	-11.92%	[1]
Class C (began on 07-03-2000)
Before Taxes	-26.52%		-14.11%
Class B (began on 07-06-2000)
Before Taxes	-29.97%		-15.58%
Class Y (began on 07-10-2000)
Before Taxes	-25.57%		-14.01%
Indexes
Russell Mid-Cap Growth Index[2]	-27.40%		-26.93%	[3]
Lipper Mid-Cap Growth Funds Universe Average[4]	-28.33%		-25.91%	[3]

1 After tax returns may be better than before tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

2 Reflects no deduction for fees, expenses or taxes.

3 Index comparison begins on June 30, 2000.

4 Lipper Average is net of fees and expenses.

FEES AND EXPENSES

Ivy Mid Cap Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
	Class A		Class B	Class C	Class Y
(fees paid directly from your investment)	Shares		Shares	Shares	Shares
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	5.75%		None	None	None
Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount invested
or redemption value)	None	[2]	5%	1%	None
Redemption fee/exchange fee (as a percentage
of amount redeemed, if applicable)[3]	None		None	None	None
Annual Fund Operating Expenses
	Class A	Class B	Class C	Class Y
(expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares
Management Fees[4]	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses	0.94%	1.69%	1.15%	0.64%
Total Annual Fund Operating Expenses	2.04%	3.54%	3.00%	1.74%

1 The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

3 If you choose your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.

4 The expenses shown for Management Fees reflect the maximum annual fee payable; however, WRIICO has voluntarily agreed to waive its investment management fee on any day if the Fund's net assets are less than $25 million, subject to WRIICO's right to change or terminate this waiver.
Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If shares are redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$770	$1,178	$1,610	$2,808
Class B Shares	$757	$1,385	$1,936	$3,469	[1]
Class C Shares	$303 [2]	$ 927	$1,577	$3,318
Class Y Shares	$177	$ 548	$ 944	$2,052
If shares are not redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$770	$1,178	$1,610	$2,808
Class B Shares	$357	$1,085	$1,836	$3,469	[1]
Class C Shares	$303	$ 927	$1,577	$3,318
Class Y Shares	$177	$ 548	$ 944	$2,052

1 Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

2 A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

AN OVERVIEW OF THE FUND

GOAL

Ivy Money Market Fund

(formerly, W&R Money Market Fund)

seeks maximum current income consistent with stability of principal.

Principal Strategies

Ivy Money Market Fund seeks to achieve its goal by investing in U.S. dollar-denominated, high-quality money market obligations and instruments. High quality indicates that the securities will be rated in one of the two highest categories by the requisite nationally recognized statistical rating organization (NRSRO), as defined in Rule 2a-7 of the Investment Company Act of 1940, as amended, or if unrated, will be of comparable quality as determined by WRIICO, the Fund's investment manager. The Fund seeks, as well, to maintain a net asset value (NAV) of $1.00 per share. The Fund maintains a dollar-weighted average maturity of 90 days or less, and the Fund invests only in securities with a remaining maturity of not more than 397 calendar days.

Principal Risks of Investing in the Fund

Because Ivy Money Market Fund owns different types of money market obligations and instruments, a variety of factors can affect its investment performance, such as:

* an increase in interest rates, which can cause the value of the Fund's holdings, especially securities with longer maturities, to decline

* the credit quality and other conditions of the issuers whose securities the Fund holds

* adverse bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

* WRIICO's skill in evaluating and managing the interest rate and credit risks of the Fund

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest

Ivy Money Market Fund is designed for investors who are risk-averse and seek to preserve principal while earning current income and saving for short-term needs. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Ivy Money Market Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing the Fund's average annual total returns for the periods shown.

The bar chart presents the average annual total return for Class A shares. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structure.

The performance table shows average annual total returns for each class.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Ivy web site at www.ivyfunds.com for more current performance information.

In the period shown in the chart, the highest quarterly return was 1.28% (the first quarter of 2001) and the lowest quarterly return was 0.32% (the second quarter of 2002). The Class A return for the year through March 31, 2003 was 0.24%. As of December 31, 2002, the 7-day yield was equal to 1.12%. Yields are compiled by annualizing the average daily dividend per share during the time period for which the yield is presented.

Average Annual Total Returns
		5 Years
as of December 31, 2002	1 Year	(or Life of Class)
Class A (began on 06-30-2000)	1.40%	3.12%
Class C (began on 07-03-2000)	0.33%	2.05%
Class B (began on 07-12-2000)	0.29%	1.88%

FEES AND EXPENSES

Ivy Money Market Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
	Class A	Class B	Class C
(fees paid directly from your investment)	Shares	Shares	Shares
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount invested
or redemption value)	None	5%	1%
Redemption fee/exchange fee (as a percentage
of amount redeemed, if applicable)[2]	None	None	None
Annual Fund Operating Expenses
	Class A	Class B	Class C
(expenses that are deducted from Fund assets)	Shares	Shares	Shares
Management Fees[3]	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees	None	1.00%	1.00%
Other Expenses	0.51%	1.08%	1.04%
Total Annual Fund Operating Expenses	0.91%	2.48%	2.44%

1 The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2 If you choose your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.

3 The expenses shown for Management Fees reflect the maximum annual fee payable; however, WRIICO has voluntarily agreed to waive its investment management fee on any day if the Fund's net assets are less than $25 million, subject to WRIICO's right to change or terminate this waiver.
Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If shares are redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 93	$ 290	$ 504	$1,120
Class B Shares	$651	$1,073	$1,421	$2,424	[1]
Class C Shares	$247 [2]	$ 761	$1,301	$2,776
If shares are not redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 93	$ 290	$ 504	$1,120
Class B Shares	$251	$ 773	$1,321	$2,424	[1]
Class C Shares	$247	$ 761	$1,301	$2,776

1 Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

2 A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

AN OVERVIEW OF THE FUND

GOAL

Ivy Municipal Bond Fund

(formerly, W&R Municipal Bond Fund)

seeks to provide income that is not subject to Federal income tax.

Principal Strategies

Ivy Municipal Bond Fund seeks to achieve its goal by investing primarily in tax-exempt municipal bonds, mainly of investment grade and of any maturity. Municipal bonds mean obligations the interest on which is not includable in gross income for Federal income tax purposes. However, a significant portion, up to 40%, of the Fund's dividends paid to shareholders each year may be a tax preference item for purposes of the Federal alternative minimum tax (AMT).

The Fund diversifies its holdings between two main types of municipal bonds:

* general obligation bonds, which are backed by the full faith, credit and taxing power of the governmental authority

* revenue bonds, which are payable only from specific sources, such as the revenue from a particular project, a special tax, lease payments and/or appropriated funds. Revenue bonds include certain private activity bonds (PABs), which finance privately operated facilities. Revenue bonds also include housing bonds that finance pools of single family home mortgages and multi-family project mortgages and student loan bonds that finance pools of student loans

WRIICO primarily utilizes a top-down management style that de-emphasizes aggressive interest rate strategies. WRIICO attempts to enhance fund performance by utilizing opportunities presented by the shape and slope of the yield curve, while keeping the overall fund duration relatively neutral to the fund's stated benchmark. As an overlay to this core strategy, WRIICO attempts to identify and exploit relative value opportunities that exist between sectors, states (including U.S. possessions), security structures and ratings categories. Relative attractiveness to other taxable fixed income asset classes, as well as municipal market supply/demand patterns are monitored closely for opportunities.

Prudent diversification between sectors, states, security structures, position sizes and ratings categories is strongly emphasized, to reduce overall portfolio risk and performance volatility.

WRIICO may look at a number of factors in selecting securities for the Fund's portfolio. These include:

* the security's current coupon

* the maturity of the security

* the relative value of the security

* the creditworthiness of the particular issuer or of the private company involved

* the structure of the security, including whether it has a put or a call feature

Generally, in determining whether to sell a security, WRIICO uses the same type of analysis that is used in buying securities in order to determine whether the security continues to be a desired investment for the Fund. WRIICO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

Because Ivy Municipal Bond Fund primarily owns different types of securities issued by municipal authorities, a variety of factors can affect its investment performance, such as:

* an increase in interest rates, which may cause the value of a bond held by the Fund, especially bonds with longer maturities and zero coupon bonds, to decline

* prepayment of asset-backed securities or mortgage-backed securities (prepayment risk)

* prepayment of higher-yielding bonds when interest rates decline (optional call risk)

* changes in the maturities of bonds owned by the Fund

* the credit quality of the issuers whose securities the Fund owns or of the private companies involved in PAB-financed projects

* the local economic, political or regulatory environment affecting bonds owned by the Fund, including legislation affecting the tax status of municipal bond interest

* failure of a bond's interest to qualify as tax-exempt

* adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

* WRIICO's skill in evaluating and managing the interest rate and credit risks of the Fund's portfolio

* changes and shifts in the shape of the yield curve which may result in certain maturities underperforming others

A significant portion of the Fund's dividends attributable to municipal bond interest may be a tax preference item; this would have the effect of reducing the Fund's return to any investor whose AMT liability was increased by the Fund's dividends.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Ivy Municipal Bond Fund is designed for investors seeking current income that is primarily free from Federal income tax, through a diversified portfolio. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Ivy Municipal Bond Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart presents the average annual total returns for Class C shares and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class C shares because of variations in their respective expense structure.

The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Ivy web site at www.ivyfunds.com for more current performance information.

 In the period shown in the chart, the highest quarterly return was 8.36% (the first quarter of 1995) and the lowest quarterly return was -7.14% (the first quarter of 1994). The Class C return for the year through March 31, 2003 was 1.00%.

1 The returns shown are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.

Average Annual Total Returns

The table below compares the Fund's average annual returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (4.25%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class C shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class C shares. After-tax returns for other Classes may vary.
Average Annual Total Returns
		5 Years	10 Years
		(or Life	(or Life
as of December 31, 2002	1 Year	of Class)	of Class)
Class C
Before Taxes[1]	7.48%	3.62%	5.25%
After Taxes on Distributions[1]	7.46%	3.44%	5.08%
After Taxes on Distributions and Sale of Fund Shares[1]	5.85%	3.57%	4.97%
Class Y (began on 12-30-1998)
Before Taxes	8.26%	4.05%
Class B (began on 08-08-2000)
Before Taxes	3.45%	5.28%
Class A (began on 09-15-2000)
Before Taxes	3.83%	5.50%
Indexes
Lehman Brothers Municipal Bond Index[2]	9.60%	6.06%	6.71%
Lipper General Municipal Debt Funds Universe Average[3]	8.36%	4.62%	5.80%

1 The returns shown for Class C shares are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B's performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.

2 Reflects no deduction for fees, expenses or taxes.

3 Lipper Average is net of fees and expenses.

FEES AND EXPENSES

Ivy Municipal Bond Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
	Class A	Class B	Class C	Class Y
(fees paid directly from your investment)	Shares	Shares	Shares	Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (Load)[1] (as a percentage of lesser of amount invested or redemption value)	None [2]	5%	1%	None
Redemption fee/exchange fee (as a percentage of amount redeemed, if applicable)[3]	None	None	None	None

Annual Fund Operating Expenses
	Class A	Class B	Class C	Class Y
(expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares
Management Fees	0.53%	0.53%	0.53%	0.53%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses	0.37%	0.43%	0.49%	0.60%
Total Annual Fund Operating Expense	1.15%	1.96%	2.02%	1.38%

1 The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

3 If you choose your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.
Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If shares are redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$537	$775	$1,031	$1,763
Class B Shares	$599	$915	$1,157	$2,074	[1]
Class C Shares	$205 [2]	$634	$1,088	$2,348
Class Y Shares	$140	$437	$ 755	$1,657
If shares are not redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$537	$775	$1,031	$1,763
Class B Shares	$199	$615	$1,057	$2,074	[1]
Class C Shares	$205	$634	$1,088	$2,348
Class Y Shares	$140	$437	$ 755	$1,657

1 Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

2 A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

AN OVERVIEW OF THE FUND

GOALS

Ivy Pacific Opportunities Fund

seeks, as a primary goal, long-term capital growth. Consideration of current income is secondary to this principal objective.

Principal Strategies

Ivy Pacific Opportunities Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (including common stock, preferred stock and securities convertible into common stock) of companies such as those whose securities are traded mainly on markets in the Pacific region, organized under the laws of a Pacific region country or issued by any company with more than half of its business in the Pacific region. Examples of Pacific region countries include China, Hong Kong, Malaysia, Sri Lanka, Australia and India. Although it is permitted to invest in Japan, the Fund does not currently anticipate doing so.

The Fund's manager uses an investment approach that focuses on analyzing a company's financial statements and taking advantage of overvalued or undervalued markets. Some of the Fund's investments may produce income (such as dividends), although it is expected that any income realized would be incidental.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Pacific Opportunities Fund. These include:

* Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

* Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

* Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the US markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversation costs; adverse tax consequences; and settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies. Since the Fund normally invests a substantial portion of its assets in these countries, it is exposed to the following additional risks: securities that are even less liquid and more volatile than those in more developed foreign countries; unusually long settlement delays; less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against reparation of assets); abrupt changes in exchange rate regime or monetary policy; unusually large currency fluctuations and currency conversion costs; and high national debt levels (which may impede an issuer payment of principal and/or interest on external debt).

Investing in the Pacific region involves special risks beyond those described above. For example, certain Pacific region countries may be vulnerable to trade barriers and other protectionist measures that could have an adverse effect on the value of the Fund's portfolio. The limited size of the markets for some Pacific region securities can also make them more susceptible to investor perceptions, which can impact their value and liquidity.

Events in any one country may impact the other countries or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which may result in greater losses and volatility. Increased social or political unrest in some or all of these countries could cause further economic and market uncertainty.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Ivy Pacific Opportunities Fund may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Ivy Pacific Opportunities Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structure.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Ivy web site at www.ivyfunds.com for more current performance information.

In the period shown in the chart, the highest quarterly return was 40.73% (the second quarter of 1999) and the lowest quarterly return was -30.21% (the fourth quarter of 1997). The Class A return for the year through March 31, 2003 was -3.69%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the CDSC for Class B and Class C shares, if applicable, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Average Annual Total Returns
			5 Years		10 Years
			(or Life		(or Life
as of December 31, 2002	1 Year		of Class)		of Class)
Class A (began on 10-22-93)
Before Taxes	-16.41%		-6.29%		-5.41%
After Taxes on Distributions	-16.41%		-6.54%		-5.68%
After Taxes on Distributions and Sale of Fund Shares	-10.08%	[1]	-4.94%	[1]	-4.14%	[1]
Class B (began on 10-22-93)
Before Taxes	-15.86%		-6.23%		-5.60%
Class C (began on 04-30-96)
Before Taxes	-12.21%		-5.96%		-6.84%
Advisor Class (began on 02-10-98)
Before Taxes	-11.84%		-5.41%
Indexes
MSCI Asia Pacific Free (excluding Japan) Index[2]	-5.11%		-1.46%		-3.03%	[3]
Lipper Pacific Ex-Japan Funds Universe Average[4]	-7.97%		-0.15%		-4.91%	[3]

1 After tax returns may be better than before tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

2 Reflects no deduction for fees, expenses or taxes. The Morgan Stanley Capital International Asia Pacific Free (excluding Japan) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the Far East, excluding Japan. As of April 2002 the MSCI Asia Pacific Free (excluding Japan) Index consisted of the following 9 developed and emerging market country indices: China, Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore Free, Taiwan and Thailand.

3 Index performance is calculated from October 31, 1993.

4 Lipper Average is net of fees and expenses.

FEES AND EXPENSES

Ivy Pacific Opportunities Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
	Class A		Class B	Class C	Advisor
(fees paid directly from your investment)	Shares		Shares	Shares	Shares
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	5.75%		None	None	None
Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None	[2]	5%	1%	None
Redemption fee/exchange fee (as a percentage
of amount redeemed, if applicable)[3]	2.00%		2.00%	2.00%	2.00%
Annual Fund Operating Expenses[4]
	Class A	Class B	Class C	Advisor
(expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	2.27%	2.27%	2.27%	2.27%
Total Annual Fund Operating Expenses	3.52%	4.27%	4.27%	3.27%
Expenses reimbursed[5]	0.77%	0.77%	0.77%	0.77%
Net Fund operating expenses	2.75%	3.50%	3.50%	2.50%

1 The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

3 If you choose your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account. Fund shares redeemed or exchanged within 30 days of purchase are subject to a 2.00% redemption/exchange fee. This fee also applies to Class A shares purchased without a sales charge.

4 The expense information shown has been restated to reflect current fees. Expenses reimbursed are estimated based on Class A.

5 WRIICO has contractually agreed to reimburse the Fund's expenses for the fiscal year ending December 31, 2003, and for the following eight years, to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 2.50% of the Fund's average net assets (excluding 12b-1 fees and certain other expenses).

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If shares are redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$837	$1,379	$1,946	$3,568
Class B Shares	$753	$1,374	$1,917	$3,693	[1]
Class C Shares	$353 [2]	$1,074	$1,817	$3,863
Advisor Class Shares	$252	$ 772	$1,319	$2,906
If shares are not redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$837	$1,379	$1,946	$3,568
Class B Shares	$353	$1,074	$1,817	$3,693	[1]
Class C Shares	$353	$1,074	$1,817	$3,863
Advisor Class Shares	$252	$ 772	$1,319	$2,906

1 Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

2 A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

AN OVERVIEW OF THE FUND

GOAL

Ivy Science and Technology Fund

(formerly, W&R Science and Technology Fund)

seeks long-term capital growth.

Principal Strategies

Ivy Science and Technology Fund seeks to achieve its goal of growth by concentrating its investments primarily in the equity securities of U.S. and foreign science and technology companies. Science and technology companies are companies whose products, processes or services, in the opinion of WRIICO, the Fund's investment manager, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. As well, the Fund may invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. The Fund may invest in companies of any size.

WRIICO typically emphasizes growth potential in selecting stocks; that is, WRIICO seeks companies in which earnings are likely to grow faster than the economy. WRIICO may look at a number of factors in selecting securities for the Fund's portfolio. These include the issuer's:
* growth potential	* industry position
* earnings potential	* applicable economic and market conditions
* management

Generally, in determining whether to sell a security, WRIICO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated. WRIICO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principl Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Science and Technology Fund. These include:

* the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the science and technology industries

* the volatility of securities of science and technology companies due, in part, to the competitiveness of the industry

* rapid obsolescence of products or processes of companies in which the Fund invests

* government regulation in the science and technology industry

* the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds

* adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

* WRIICO's skill in evaluating and selecting securities for the Fund

Market risk for small to medium sized companies may be greater than that for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. As well, stocks of smaller companies may experience volatile trading and price fluctuations.

The Fund may invest, to a lesser extent, in foreign securities. Investments in foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Ivy Science and Technology Fund is designed for investors who seek long-term capital growth by investing in an actively managed Fund that concentrates in securities of science and technology companies. This Fund is not suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Ivy Science and Technology Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart presents the average annual total returns for Class C shares and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class C shares because of variations in their respective expense structure.

The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Ivy web site at www.ivyfunds.com for more current performance information.

In the period shown in the chart, the highest quarterly return was 82.61% (the fourth quarter of 1999) and the lowest quarterly return was -23.25% (the second quarter of 2000). The Class C return for the year through March 31, 2003 was -1.70%.

1 The returns shown are based on the performance of the Fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.

2 A substantial portion of the Fund's returns during this period is attributable to investments in initial public offerings (IPOs). No assurance can be given that the Fund will continue to be able to invest in IPOs to the same extent as it has in the past or that future IPOs in which the Fund invests will have as equally beneficial an impact on performance.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class C shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class C shares. After-tax returns for other Classes may vary.
Average Annual Total Returns
			5 Years	10 Years
			(or Life	(or Life
as of December 31, 2002	1 Year		of Class)	of Class)
Class C (began on 07-31-1997)
Before Taxes[1]	-26.57%		13.05%	12.42%
After Taxes on Distributions[1]	-26.57%		11.73%	11.22%
After Taxes on Distributions and Sale of Fund Shares[1]	-16.32%	[2]	11.82%	11.25%
Class Y (began on 06-09-1998)
Before Taxes	-25.67%		10.91%
Class A (began on 07-03-2000)
Before Taxes	-30.16%		-23.33%
Class B (began on 07-03-2000)
Before Taxes	-29.72%		-22.98%
Indexes
Goldman Sachs Technology Industry Composite Index[3]	-40.27%		-3.26%	-5.08%	[4]
Lipper Science & Technology Funds Universe Average[5]	-43.01%		-3.03%	-3.87%	[4]

1 The returns shown for Class C shares are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B's performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.

2 After tax returns may be better than before tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

3 Reflects no deduction for fees, expenses or taxes.

4 Index comparison begins on July 31, 1997.

5 Lipper Average is net of fees and expenses.

FEES AND EXPENSES

Ivy Science and Technology Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
	Class A		Class B	Class C	Class Y
(fees paid directly from your investment)	Shares		Shares	Shares	Shares
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	5.75%		None	None	None
Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount invested
or redemption value)	None	[2]	5%	1%	None
Redemption fee/exchange fee (as a percentage
of amount redeemed, if applicable)[3]	None		None	None	None
Annual Fund Operating Expenses
	Class A	Class B	Class C	Class Y
(expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares
Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses	0.70%	1.14%	0.82%	0.34%
Total Annual Fund Operating Expenses	1.80%	2.99%	2.67%	1.44%

1 The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

3 If you choose your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.
Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If shares are redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$747	$1,109	$1,494	$2,569
Class B Shares	$702	$1,224	$1,672	$3,025	[1]
Class C Shares	$270 [2]	$ 829	$1,415	$3,003
Class Y Shares	$147	$ 456	$ 787	$1,724
If shares are not redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$747	$1,109	$1,494	$2,569
Class B Shares	$302	$ 924	$1,572	$3,025	[1]
Class C Shares	$270	$ 829	$1,415	$3,003
Class Y Shares	$147	$ 456	$ 787	$1,724

1 Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

2 A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

AN OVERVIEW OF THE FUND

GOAL

Ivy Small Cap Growth Fund

(formerly, W&R Small Cap Growth Fund)

seeks growth of capital.

Principal Strategies

Ivy Small Cap Growth Fund seeks to achieve its goal by investing primarily in common stocks of domestic and foreign companies whose market capitalizations are within the range of capitalizations of companies included in the Lipper, Inc. Small Cap Category (small cap stocks). The Fund emphasizes relatively new or unseasoned companies in their early stages of development or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth.

In selecting companies, WRIICO, the Fund's investment manager, seeks companies whose earnings, it believes, are likely to grow faster than the economy. WRIICO may look at a number of factors regarding a company, such as:
* aggressive or creative management	* entry into new or emerging industries
* technological or specialized expertise	* growth in earnings/growth in sales
* new or unique products or services

Generally, in determining whether to sell a security, WRIICO uses the same type of analysis that it uses in buying securities. For example, WRIICO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. WRIICO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Small Cap Growth Fund. These include:

* the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds

* the mix of securities in the Fund, particularly the relative weightings in, and exposure to, different sectors and industries

* adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

* WRIICO's skill in evaluating and selecting securities for the Fund

The Fund may invest in foreign securities, which present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

Market risk for small to medium sized companies may be greater than that for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Stock of smaller companies may also experience volatile trading and price fluctuations.

Due to the nature of the Fund's permitted investments, primarily the small cap stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the Fund may be subject to the following additional risks:

* products offered may fail to sell as anticipated

* a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry

* the company may never achieve profitability

* economic, market and technological factors may cause the new industry itself to lose favor with the public

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Ivy Small Cap Growth Fund is designed for investors willing to accept greater risks than are present with many other mutual funds. It is not intended for those investors who desire assured income and conservation of capital. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Ivy Small Cap Growth Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart presents the average annual total returns for Class C shares and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class C shares because of variations in their respective expense structure.

The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Ivy web site at www.ivyfunds.com for more current performance information.

 In the period shown in the chart, the highest quarterly return was 40.97% (the fourth quarter of 1999) and the lowest quarterly return was -23.83% (the third quarter of 2001). The Class C return for the year through March 31, 2003 was 1.77%.

1 The returns shown are based on the performance of the Fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class C shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class C shares. After-tax returns for other Classes may vary.
Average Annual Total Returns
			5 Years	10 Years
			(or Life	(or Life
as of December 31, 2002	1 Year		of Class)	of Class)
Class C
Before Taxes[1]	-25.82%		7.15%	12.47%
After Taxes on Distributions[1]	-25.82%		3.33%	9.92%
After Taxes on Distributions and Sale of Fund Shares[1]	-15.85%	[2]	6.42%	10.83%
Class Y (began on 12-29-1995)
Before Taxes	-25.17%		8.07%	9.36%
Class A (began on 07-03-2000)
Before Taxes	-29.53%		-19.62%
Class B (began on 07-06-2000)
Before Taxes	-28.97%		-18.57%
Indexes
Russell 2000 Growth Index[3]	-30.22%		-6.56%	2.60%
Lipper Small-Cap Growth Funds Universe Average[4]	-29.72%		-2.31%	5.54%

1 The returns shown for Class C shares are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B's performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.

2 After tax returns may be better than before tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

3 Reflects no deduction for fees, expenses or taxes.

4 Lipper Average is net of fees and expenses.

FEES AND EXPENSES

Ivy Small Cap Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
	Class A		Class B	Class C	Class Y
(fees paid directly from your investment)	Shares		Shares	Shares	Shares
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	5.75%		None	None	None
Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount invested
or redemption value)	None	[2]	5%	1%	None
Redemption fee/exchange fee (as a percentage
of amount redeemed, if applicable)[3]	None		None	None	None
Annual Fund Operating Expenses
	Class A	Class B	Class C	Class Y
(expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares
Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses	0.44%	0.77%	0.46%	0.24%
Total Annual Fund Operating Expenses	1.54%	2.62%	2.31%	1.34%

1 The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

3 If you choose your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.
Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If shares are redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$723	$1,033	$1,366	$2,304
Class B Shares	$665	$1,114	$1,490	$2,688	[1]
Class C Shares	$234 [2]	$ 721	$1,235	$2,646
Class Y Shares	$136	$ 425	$ 734	$1,613
If shares are not redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$723	$1,033	$1,366	$2,304
Class B Shares	$265	$ 814	$1,390	$2,688	[1]
Class C Shares	$234	$ 721	$1,235	$2,646
Class Y Shares	$136	$ 425	$ 734	$1,613

1 Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

2 A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

AN OVERVIEW OF THE FUND

GOAL

Ivy Tax-Managed Equity Fund

(formerly, W&R Tax-Managed Equity Fund)

seeks long-term growth of capital while minimizing taxable gains and income to shareholders.

Principal Strategies

Ivy Tax-Managed Equity Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of U.S. and foreign companies that WRIICO, the Fund's investment manager, considers to be high in quality and attractive in their long-term investment potential. The Fund seeks stocks that are favorably priced in relation to their fundamental value and will likely grow over time. While the Fund typically invests in the common stocks of large to medium sized U.S. companies, it may invest in companies of any size, any industry or any country in order to achieve its goal.

WRIICO manages the Fund using an investment strategy that is sensitive to the potential impact of Federal income tax on shareholders' investment returns. The Fund's tax-sensitive investment strategy is intended to lead to lower distributions of income and realized capital gains than funds managed without regard to Federal income tax consequences.

In selecting companies, WRIICO typically invests for the long term and selects securities that it believes offer strong opportunities for long-term growth of capital and that are attractively valued. While WRIICO primarily invests in growth stocks, it may also purchase value stocks. Value stocks are those that WRIICO believes are currently selling below their true worth.

When deciding to sell a security, WRIICO considers the negative tax impact of realizing capital gains and, if applicable, the positive tax impact of realizing capital losses. However, WRIICO may sell a security at a realized gain if it determines that the potential tax cost is outweighed by the risk of owning the security, or if more attractive investment opportunities are available. In addition, redemptions by shareholders may force the Fund to sell securities at an inappropriate time, potentially resulting in realized gains.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Tax-Managed Equity Fund. These include:

* the skill of WRIICO in evaluating and selecting securities for the Fund

* the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds

* the mix of securities in the Fund, particularly the relative weightings in, and exposure to, different sectors and industries that may result in performance less favorable than another investment mix might have produced

* adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

* the Fund's tax-sensitive investment strategy failing to limit distributions of taxable income and net realized capital gains as contemplated

Market risk for small companies may be greater than that for medium and large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Stocks of smaller companies, and growth stocks in general, may also experience volatile trading and price fluctuations.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Ivy Tax-Managed Equity Fund is designed for long-term taxable investors. If you are investing for the short-term (less than one year), you may suffer negative tax consequences. Market conditions may limit the Fund's ability to realize capital losses or to avoid dividend income. While the Fund tries to reduce the extent to which shareholders incur taxes on Fund distributions of income and net realized gains, the Fund does expect to distribute taxable income and/or net capital gains from time to time. Investors may realize capital gains when they sell their shares. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Ivy Tax-Managed Equity Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

In the period shown in the chart, the highest quarterly return was 7.04% (the fourth quarter of 2001) and the lowest quarterly return was -17.55% (the first quarter of 2001). The Class A return for the year through March 31, 2003 was 0.88%. The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structure.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Ivy web site at www.ivyfunds.com for more current performance information.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the CDSC for Class B and Class C shares, if applicable, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Average Annual Total Returns
			5 Years
as of December 31, 2002	1 Year		(or Life of Class)
Class A (began on 06-30-2000)
Before Taxes	-19.98%		-22.08%
After Taxes on Distributions	-19.98%		-22.08%
After Taxes on Distributions and Sale of Fund Shares	-12.27%	[1]	-16.94%	[1]
Class C (began on 07-06-2000)
Before Taxes	-15.93%		-21.16%
Class B (began on 07-13-2000)
Before Taxes	-19.17%		-22.43%
Class Y2
Indexes
S&P 500 Index[3]	-22.10%		-17.07%	[4]
Lipper Large-Cap Growth Funds Universe Average[5]	-28.63%		-27.34%	[4]

1 After tax returns may be better than before tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

2 Class Y shares have been offered to the public since June 30, 2000. As of March 31, 2003, there have been no Class Y shares issued. Therefore, there is no Class Y return information to be included in the table.

3 Reflects no deduction for fees, expenses or taxes.

4 Index comparison begins on June 30, 2000.

5 Lipper Average is net of fees and expenses.

FEES AND EXPENSES

Ivy Tax-Managed Equity Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
	Class A		Class B	Class C	Class Y
(fees paid directly from your investment)	Shares		Shares	Shares	Shares
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)	5.75%		None	None	None
Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount invested
or redemption value)	None	[2]	5%	1%	None
Redemption fee/exchange fee (as a percentage
of amount redeemed, if applicable)[3]	None		None	None	None
Annual Fund Operating Expenses
	Class A	Class B	Class C	Class Y
(expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares
Management Fees[4]	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses	1.26%	1.43%	1.63%	1.28%
Total Annual Fund Operating Expenses	2.16%	3.08%	3.28%	2.18%

1 The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

3 If you choose your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.

4 The expenses shown for Management Fees reflect the maximum annual fee payable; however, WRIICO has voluntarily agreed to waive its investment management fee on any day if the Fund's net assets are less than $25 million, subject to WRIICO's right to change or terminate this waiver.
Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If shares are redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$781	$1,212	$1,668	$2,925
Class B Shares	$711	$1,251	$1,716	$3,175	[1]
Class C Shares	$331 [2]	$1,010	$1,712	$3,576
Class Y Shares	$221	$ 682	$1,169	$2,513
If shares are not redeemed at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$781	$1,212	$1,668	$2,925
Class B Shares	$311	$ 951	$1,616	$3,175	[1]
Class C Shares	$331	$1,010	$1,712	$3,576
Class Y Shares	$221	$ 682	$1,169	$2,513

1 Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

2 A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

THE INVESTMENT PRINCIPLES OF THE FUNDS

Investment Goals, Principal Strategies and Other Investments

Ivy Asset Strategy Fund: The Fund seeks to achieve its goal of high total return over the long term by allocating its assets among a diversified portfolio of stocks, bonds, and short-term instruments. There is no guarantee, however, that the Fund will achieve its goal.

Allocating assets among different types of investments allows the Fund to take advantage of opportunities wherever they may occur, but also subjects the Fund to the risks of a given investment type. Stock values generally fluctuate in response to the activities of individual companies and general market and economic conditions. The values of bonds and short-term instruments generally fluctuate due to changes in interest rates and due to the credit quality of the issuer.

WRIICO regularly reviews the Fund's allocation of assets and makes changes to favor investments that it believes provide the best opportunity to achieve the Fund's goal. Although WRIICO uses its expertise and resources in choosing investments and in allocating assets, WRIICO's decisions may not always be beneficial to the Fund.

Generally, the mix of assets in the Fund will change from time to time depending on WRIICO's assessment of the market for each asset class. The allowable range and approximate percentage of the mix for each asset class, as a percentage of the Fund's total assets, are listed below. Some types of investments, such as indexed securities, may fall into more than one asset class.

Portfolio Mix
Stocks 70% (can range from 0-100%)
Bonds 25% (can range from 0-100%)
Short-term 5% (can range from 0-100%)

WRIICO tries to balance the Fund's investment risks against potentially higher total returns by reducing the stock class allocation during stock market down cycles and typically increasing the stock class allocation during periods of strongly positive market performance. Generally, WRIICO makes asset shifts among classes gradually over time. WRIICO considers various factors when it decides to sell a security, such as an individual security's performance and/or if it is an appropriate time to vary the Fund's mix.

As a defensive measure, the Fund may increase its holdings in the bond or short-term asset classes when WRIICO believes that there is a potential bear market, prolonged downturn in stock prices or significant loss in stock value; the Fund may also invest in derivative instruments for both defensive and speculative purposes. WRIICO may, as a temporary defensive measure, invest up to all of the Fund's assets in:

* money market instruments rated A-1 by S&P or Prime 1 by Moody's, or unrated securities judged by WRIICO to be of equivalent quality

* precious metals

Although WRIICO may seek to preserve appreciation in the Fund by taking a defensive position, doing so may prevent the Fund from achieving its investment objective.

Ivy Core Equity Fund: The Fund seeks to achieve its goals of capital growth and income by investing, during normal market conditions, in common stocks of large, high quality U.S., and to a lesser extent foreign, companies that are well-known, have been consistently profitable and have dominant positions in their industries. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities, primarily common stocks and securities convertible into common stocks. There is no guarantee, however, that the Fund will achieve its goals.

When WRIICO views stocks with high yields as less attractive than other common stocks, the Fund may hold lower-yielding common stocks because of their prospects for appreciation. When WRIICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities (typically, investment grade) including commercial paper, short-term U.S. Government securities and/or preferred stocks. However, by taking a temporary defensive position the Fund may not achieve its investment objectives.

Ivy Cundill Global Value Fund: The Fund seeks to achieve its goal of long-term capital growth by investing primarily in the equity securities of companies throughout the world.

The investment approach of Peter Cundill & Associates, Inc. ("Cundill"), the Fund's sub-advisor, is based on a contrarian "value" philosophy. Cundill looks for securities that are trading below their estimated intrinsic value. To determine the intrinsic value of a particular company, Cundill focuses primarily on the company's financial statements. Cundill also considers factors such as earnings, dividends, business prospects, management capabilities and potential catalysts (such as a change in management) to realize shareholder value. A security is purchased when the price reflects a significant discount to Cundill's estimate of the company's intrinsic value. Given the bottom-up or company-specific approach, Cundill does not forecast economies or corporate earnings and does not rely on market timing.

The Fund may from time to time take a defensive position, and invest without limit in U.S. Government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short term notes and other money market securities. However, by taking a temporary defensive position the Fund may not achieve its investment objectives.

Ivy Dividend Income Fund: The Fund seeks to achieve its goals of income and long-term capital growth and income by investing primarily in dividend-paying common stocks that WRIICO believes also demonstrate favorable prospects for long-term capital growth. There is no guarantee, however, that the Fund will achieve its goal.

The Fund will, under normal market conditions, invest at least 80% of its net assets in dividend-paying equity securities, which may include without limitation dividend-paying common stock, preferred stocks or convertible preferred stock. The Fund may also invest up to 25% of its total assets in foreign securities. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity's debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions. The ability of common stocks and preferred stocks to generate income is dependent on the earnings and continuing declaration of dividends by the issuers of such securities. A convertible security is a bond, debenture, note, preferred stock, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any such dividend changes or other changes in the underlying securities.

While the Fund invests primarily in dividend-paying equity securities, it may also invest up to 20% of its net assets in debt securities in seeking to achieve its goal. To the extent the Fund invests in debt securities, the Fund intends to primarily invest in investment-grade debt securities.

At times, when WRIICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities including short-term cash equivalent securities. By taking a temporary defensive position, the Fund may not achieve its goal.

Ivy European Opportunities Fund: The Fund seeks to achieve its goal of long-term capital growth by investing primarily in the equity securities of companies located or otherwise doing business in European countries and covering a broad range of economic and industry sectors. The Fund may also invest a significant portion of its assets in European debt securities, up to 20% of which is considered below investment grade (commonly referred to as "high yield" or "junk" bonds). The Fund's manager follows a "bottom-up" approach to investing, which focuses on prospects for long-term earnings growth. Company selection is generally based on an analysis of a wide range of financial indicators (such as growth, earnings, cash, book and enterprise value), as well as factors such as market position, competitive advantage and management strength. Country and section allocation decisions are driven by the company selection process.

The Fund may from time to time take a defensive position, and invest without limit in U.S. Government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short term notes and other money market securities. However, by taking a temporary defensive position the Fund may not achieve its investment objectives.

Ivy Global Natural Resources Fund: The Fund seeks to achieve its goal of long-term growth by investing primarily in the equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or that supply goods and services to such companies. The Fund's investment manager targets for investment well managed companies that are expected to increase shareholder value through successful exploration and development of natural resources, balancing the Fund's portfolio with low cost, low debt producers that have outstanding asset bases, and positions that are based on anticipated commodity price trends. Additional emphasis is placed on sectors that are out of favor but appear to offer the most significant recovery potential over a one to three year period. All investment decisions are reviewed systematically and cash reserves may be allowed to build up when valuations seem unattractive. The Fund's investment manager attempts to minimize risk through diversifying the Fund's portfolio by commodity, country, issuer and asset class.

The Fund may from time to time take a defensive position, and invest without limit in U.S. Government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short term notes and other money market securities. However, by taking a temporary defensive position the Fund may not achieve its investment objectives.

Ivy High Income Fund: The Fund seeks to achieve its goal of a high level of current income and its secondary goal of capital growth by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities, the risks of which are, in the judgment of WRIICO, consistent with the Fund's goals. There is no guarantee, however, that the Fund will achieve its goals.

The Fund primarily owns debt securities; however, it may also own, to a lesser degree, preferred stocks, common stocks and convertible securities. In general, the high income that the Fund seeks is paid by debt securities rated in the lower rating categories of the established rating services or unrated securities that are determined by WRIICO to be of comparable quality; these include bonds rated BBB and lower by S&P, or Baa or lower by Moody's. Lower-quality debt securities, which include junk bonds, are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty.

The Fund limits its acquisition of common stocks so that no more than 20% of its total assets will consist of common stocks and no more than 10% of its total assets will consist of non-dividend-paying common stocks.

The Fund may invest an unlimited amount of assets in foreign securities. At this time, however, the Fund does not intend to invest a significant amount of its assets in foreign securities.

When WRIICO believes that a full or partial temporary defensive position is desirable, due to present or anticipated market or economic conditions, WRIICO may take any one or more of the following steps with respect to the Fund's assets:

* shorten the average maturity of the Fund's debt holdings

* hold cash or cash equivalents (short-term investments, such as commercial paper and certificates of deposit)

* emphasize investment-grade debt securities

By taking a temporary defensive position the Fund may not achieve its investment objectives.

Ivy International Fund: The Fund seeks to achieve its principal goal of long-term capital growth by investing primarily in equity securities principally traded in European, Pacific Basin and Latin American markets. The Fund invests in a variety of economic sectors and industry segments to reduce the effects of price volatility in any one area, and usually is invested in at least three different countries. The Fund's investment manager focuses on expanding foreign economies and companies that generally have at least $1 billion in capitalization at the time of investment and a solid history of operations. Individual securities are selected on the basis of various indicators (such as earnings, cash flow, assets and long-term growth potential) and are reviewed for fundamental financial strength.

The Fund may from time to time take a defensive position, and invest without limit in U.S. Government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short term notes and other money market securities. However, by taking a temporary defensive position the Fund may not achieve its investment objectives.

Ivy International Growth Fund: The Fund seeks to achieve its goal of long-term capital appreciation, with current income as a secondary goal, by investing primarily in a diversified portfolio of common stocks of growth-oriented foreign issuers. Growth securities are those whose earnings, WRIICO believes, are likely to have strong growth over several years. The Fund may also invest, to a lesser extent, in preferred stocks and debt securities. The debt securities may be of any maturity and will typically be investment grade. There is no guarantee, however, that the Fund will achieve its goals.

Under normal conditions, the Fund invests at least 80% of its net assets in foreign securities and at least 65% of its total assets in issuers of at least three foreign countries. The Fund generally limits its holdings so that no more than 75% of its total assets are invested in issuers of a single foreign country.

When WRIICO believes that a temporary defensive position is desirable, it may invest up to all of the Fund's assets in debt securities (including commercial paper and short-term U.S. Government securities) and/or preferred stocks; it may avoid investment in volatile emerging markets and increase investments in more stable, developed countries and industries; it may use forward currency contracts to hedge specific foreign currencies; and it may also invest up to all of the Fund's assets in domestic securities. By taking a temporary defensive position, the Fund may not achieve its investment objectives.

Ivy International Value Fund: The Fund seeks to achieve its primary goal of long-term capital growth by investing in equity securities principally traded in European, Pacific Basin and Latin American markets. The Fund invests in a variety of economic sectors and industry segments to reduce the effects of price volatility in any one area. The Fund's investment manager seeks out rapidly expanding foreign economies and companies that generally have at least $1 billion in capitalization at the time of investment and a solid history of operations. Other factors that the Fund's manager considers in selecting particular countries include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using a value approach, which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Securities purchased are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.

The Fund may from time to time take a defensive position, and invest without limit in U.S. Government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short term notes and other money market securities. However, by taking a temporary defensive position the Fund may not achieve its investment objectives.

Ivy Large Cap Growth Fund: The Fund seeks to achieve its goal of appreciation of your investment through a diversified holding of securities, primarily those issued by large to medium sized U.S. and foreign companies that WRIICO believes have appreciation possibilities. The Fund will, under normal market conditions, invest at least 80% of its net assets in large cap growth securities. There is no guarantee, however, that the Fund will achieve its goal.

The Fund invests primarily in common stocks but may also own, to a lesser extent, preferred stocks, convertible securities and debt securities, typically of investment grade and of any maturity. As well, the Fund may invest up to 25% of its total assets in foreign securities.

At times, as a temporary defensive measure, the Fund may invest up to all of its assets in either debt securities (which may include money market instruments held as cash reserves), preferred stocks or both. The Fund may also use options and futures contracts for defensive purposes. By taking a temporary defensive position the Fund may not achieve its investment objective.

Ivy Limited-Term Bond Fund: The Fund seeks to achieve its goal of providing a high level of current income consistent with preservation of capital by investing primarily in a diversified portfolio of investment-grade, limited-term debt securities (securities with a dollar-weighted average maturity of two to five years) of U.S. issuers, including U.S. Government securities, which are securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, collateralized mortgage obligations and other asset-backed securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in bonds with limited-term maturities. The Fund may also own, to a lesser extent, common stocks and convertible securities, including convertible preferred stocks in certain circumstances. There is no guarantee, however, that the Fund will achieve its goal.

The maturity of an asset-backed security is the estimated average life of the security based on certain prescribed models or formulas used by WRIICO. The maturity of other types of debt securities is the earlier of the call date or the maturity date, as appropriate.

When WRIICO believes that a temporary defensive position is desirable, it may take certain steps with respect to the Fund's assets, including any one or more of the following:

* shorten the average maturity of the Fund's investments

* hold short-term securities, cash or cash equivalents

* invest up to all of the Fund's assets in U.S. Treasury securities

By taking a temporary defensive position the Fund may not achieve its investment objective.

Ivy Mid Cap Growth Fund: The Fund seeks to achieve its goal of growth of your investment by investing primarily in a diversified portfolio of common stocks of U.S. and foreign companies whose market capitalizations are within the range of capitalizations of companies comprising Russell Mid-Cap and that WRIICO believes offer above-average growth potential. For this purpose, the Fund considers a company's capitalization at the time the Fund acquires the company's securities, and the company need not be listed in Russell Mid-Cap. Companies whose capitalization falls outside the range of Russell Mid-Cap after purchase continue to be considered medium capitalization companies for purpose of the Fund's investment policy. The Fund will, under normal market conditions, invest at least 80% of its net assets in mid cap securities. There is no guarantee, however, that the Fund will achieve its goal.

In addition to common stocks, the Fund may invest in convertible securities, preferred stocks and debt securities of any maturity and mostly of investment grade. The Fund may also invest up to 25% of its total assets in foreign securities.

When WRIICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities (including commercial paper and short-term securities issued by the U.S. Government or its agencies or instrumentalities), preferred stocks or both. As well, the Fund may choose to invest in companies whose sales and earnings growth are generally stable through a variety of economic conditions. The Fund may also use options and futures contracts for defensive purposes. By taking a defensive position the Fund may not achieve its investment objective.

Ivy Money Market Fund: The Fund seeks to achieve its goal of maximum current income consistent with stability of principal by investing in a diversified portfolio of high-quality money market instruments in accordance with the requirements of Rule 2a-7 (Rule 2a-7) under the Investment Company Act of 1940, as amended (1940 Act). There is no guarantee, however, that the Fund will achieve its goal.

The Fund invests only in the following U.S. dollar-denominated money market obligations and instruments:

* U.S. government obligations (including obligations of U.S. government agencies and instrumentalities)

* bank obligations and instruments secured by bank obligations, such as letters of credit

* commercial paper

* corporate debt obligations, including variable rate master demand notes

* Canadian government obligations

* certain other obligations (including municipal obligations) guaranteed as to principal and interest by a bank in whose obligations the Fund may invest or a by corporation in whose commercial paper the Fund may invest

The Fund only invests in bank obligations if they are obligations of a bank subject to regulation by the U.S. Government (including foreign branches of these banks) or obligations of a foreign bank having total assets of at least $500 million, and instruments secured by any such obligations.

WRIICO may look at a number of factors in selecting securities for the Fund's portfolio. These include:

* the credit quality of the particular issuer or guarantor of the security

* the maturity of the security

* the relative value of the security

Generally, in determining whether to sell a security, WRIICO uses the same analysis that it uses in buying securities to determine if the security no longer offers adequate return or no longer complies with Rule 2a-7. WRIICO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Ivy Municipal Bond Fund: The Fund seeks to achieve its goal to provide income that is not subject to Federal income tax by investing primarily in a diversified portfolio of municipal bonds. There is no guarantee, however, that the Fund will achieve its goal.

As used in this Prospectus, municipal bonds mean obligations the interest on which is not includable in gross income for Federal income tax purposes. The Fund and WRIICO rely on the opinion of bond counsel for the issuer in determining whether the interest on such issuer's obligations is excludable from gross income for Federal income tax purposes. The Fund anticipates that not more than 40% of the dividends it will pay to shareholders, annually, will be treated as a tax preference item for AMT purposes.

Municipal bonds are issued by a wide range of state and local governments, agencies and authorities for various purposes. The two main types of municipal bonds are general obligation bonds and revenue bonds. For general obligation bonds, the issuer has pledged its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from specific sources; these may include revenues from a particular project or class of projects, a special tax, lease payments, appropriated funds or other revenue source. PABs are revenue bonds issued by or on behalf of public authorities to obtain funds to finance privately operated facilities. The Fund may invest 25% or more of its total assets in PABs, in securities the payment of principal and interest on which is derived from revenue of similar projects, or in municipal bonds of issuers located in the same geographic area. The Fund will not, however, have more than 25% of its total assets in PABs issued for any one industry or in any one state. Other municipal obligations include lease obligations of municipal authorities or entities and participations in these obligations and housing bonds that finance pools of single family home mortgages and multi-family project mortgages, as well as student loan bonds that finance pools of student loans.

At least 80% of the Fund's net assets will be invested, during normal market conditions, in municipal bonds of investment grade.

The Fund may invest up to 10% of its total assets in taxable debt securities other than municipal bonds. These must be either:

* U.S. Government securities

* obligations of domestic banks and certain savings and loan associations

* commercial paper rated at least A by S&P or Moody's

* any of the foregoing obligations subject to repurchase agreements

Subject to its policies regarding the amount of Fund assets invested in municipal bonds and taxable debt securities and its other investment limitations, the Fund may invest in other types of securities and use certain other instruments in seeking to achieve the Fund's goal.

When WRIICO believes that a temporary defensive position is desirable, it may take certain steps with respect to the Fund's assets, including any one or more of the following:

* shorten the average maturity of the Fund's investments

* hold taxable obligations, subject to the limitations stated above

* emphasize debt securities of a higher quality than those the Fund would ordinarily hold

* hedge exposure to interest rate risk by investing in futures contracts, options on futures contracts and other similar derivative instruments

By taking a temporary defensive position, the Fund may not achieve its investment objective.

Income from taxable obligations, repurchase agreements and derivative instruments will be subject to Federal income tax. At this time, the Fund has limited exposure to futures contracts and similar derivative instruments. The Fund does, and may in the future, hold a portion of its assets in municipal bonds for which the applicable interest rate formula varies inversely with prevailing interest rates or otherwise may expose the bond to greater sensitivity to interest rate changes.

Ivy Pacific Opportunities Fund: The Fund seeks to achieve its goal of long-term capital growth by investing primarily in equity securities of companies traded mainly on markets in the Pacific region, issued by companies organized under the laws of a Pacific region country or issued by any company with more than half of its business in the Pacific region. Examples of Pacific region countries include China, Hong Kong, Malaysia, Sri Lanka, Australia and India. The Fund usually invests in at least three different countries, and does not intend to concentrate its investments in any particular industry. The countries in which the Fund invests are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using an approach which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/
replacement cost. Securities purchased are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.

The Fund may from time to time take a defensive position, and invest without limit in U.S. Government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short term notes and other money market securities. However, by taking a temporary defensive position the Fund may not achieve its investment objectives.

Ivy Science and Technology Fund: The Fund seeks to achieve its goal of long-term capital growth by investing primarily in the equity securities of science and technology companies. Science and technology companies are companies whose products, processes or services, in WRIICO's opinion, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological discoveries. As well, the Fund may invest in companies that utilize science and/or technology to improve their existing business even though the business, itself, is not within the science and technology industries. There is no guarantee, however, that the Fund will achieve its goal. Under normal economic and market conditions, the Fund will invest at least 80% of its net assets in securities of science or technology companies or companies benefited by the application of scientific or technological discoveries.

The Fund may invest in, but is not limited to, areas such as:
* aerospace and defense electronics	* electronics and energy
* biotechnology	* electronic media
* business machines	* genomics
* cable and broadband access	* internet and internet-related services
* communications and electronic equipment	* medical devices and drugs
* computer software and services	* medical and hospital supplies and services
* computer systems	* office equipment and supplies

The Fund primarily owns common stocks; however, it may invest, to a lesser extent, in preferred stocks, debt securities and convertible securities. The Fund may invest a limited amount of its assets in foreign securities.

When WRIICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in U.S. Government securities or other debt securities, mostly of investment grade. The Fund may also invest in options and futures contracts for hedging purposes. By taking a temporary defensive position the Fund may not achieve its investment objective.

Ivy Small Cap Growth Fund: The Fund seeks to achieve its goal of growth of capital by investing primarily in small cap common stocks of companies that are relatively new or unseasoned, companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is an opportunity for rapid growth. The Fund may occasionally invest in securities of larger companies that, in WRIICO's opinion, are being fundamentally changed or revitalized, have a position that is considered strong relative to the market as a whole or otherwise offer unusual opportunities for above average growth.

The Fund considers a company's capitalization at the time the Fund acquires the company's common stock. Common stock of a company whose capitalization exceeds the range of the Lipper, Inc. Small Cap Category after purchase will not be sold solely because of its increased capitalization. The Fund will, under normal market conditions, invest at least 80% of its net assets in small cap stocks. There is no guarantee, however, that the Fund will achieve its goal.

In addition to common stocks, the Fund may also invest in securities convertible into common stocks, preferred stocks and debt securities that are mostly of investment grade. The Fund may invest up to 10% of its total assets in foreign securities.

When WRIICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities (including commercial paper and short-term U.S. Government securities) and/or preferred stocks. The Fund may also invest in more established companies, those with longer operating histories than many small cap companies. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Ivy Tax-Managed Equity Fund: The Fund seeks to achieve its goal of long-term growth of capital while minimizing taxable gains and income to shareholders by investing primarily in a diversified portfolio of common stocks of U.S. and foreign companies that WRIICO considers to be high in quality and attractive in their long-term investment potential. The Fund seeks stocks that are favorably priced in relation to their fundamental value and will, likely, grow over time.

The Fund attempts to achieve high after-tax returns for its shareholders by balancing investment considerations and tax considerations. The Fund seeks to minimize income distributions and distributions of realized net short-term gains (taxed as ordinary income), as well as distributions of realized net long-term gains. The Fund seeks to achieve returns primarily in the form of price appreciation (not subject to current tax until shares are redeemed). There is no guarantee, however, that the Fund will achieve its goal.

WRIICO ordinarily uses one or more of the following strategies in its management of the Fund:

* a long-term, low turnover approach to investing

* an emphasis on lower-yielding securities to require distribution of little, if any, taxable income

* an attempt to avoid net realized short-term gains

* in the sale of portfolio securities, selection of the most tax-favored lots

* selective tax-advantaged hedging techniques as an alternative to taxable sales

The Fund will, under normal market conditions, invest at least 80% of its net assets in equity securities, primarily common stocks and securities convertible into common stocks. The Fund emphasizes growth stocks; however, it may also invest in value stocks. As well, the Fund may invest in preferred stocks and debt securities that are mostly of investment grade. The Fund may also invest up to 25% of its total assets in foreign securities.

When WRIICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities (including commercial paper and short-term U.S. Government securities) and/or preferred stocks. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Notwithstanding the Fund's use of tax-management investment strategies, the Fund may have taxable income and may realize taxable capital gains from time to time. In addition, investors purchasing Fund shares when the Fund has large undistributed realized capital gains could receive a significant part of the purchase price of their shares back as a taxable capital gain distribution. Over time, securities with unrealized gains may comprise a substantial portion of the Fund's assets. As well, state or Federal tax laws or regulations may be amended at any time and may include adverse changes to applicable tax rates or capital gain holding periods.

All Funds

Each Fund may also invest in and use certain other types of instruments in seeking to achieve its goal(s). For example, each Fund (other than Ivy Money Market Fund) is permitted to invest in options, futures contracts, asset-backed securities and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.

You will find more information about each Fund's permitted investments and strategies, as well as the restrictions that apply to them, in its Statement of Additional Information (SAI).

Risk Considerations of Principal Strategies and Other Investments

Risks exist in any investment. Each Fund is subject to market risk, financial risk and, in some cases, prepayment risk.

* Market risk is the possibility of a change in the price of the security. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. A Fund may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may experience greater price volatility than value stocks. To the extent a Fund invests in fixed income securities, the price of a fixed income security may be affected by changes in interest rates. Bonds with longer maturities are more interest-rate sensitive. For example, if interest rates increase, the value of a bond with a longer maturity is more likely to decrease. Because of market risk, the share price of each Fund (other than Ivy Money Market Fund) will likely change as well.

* Financial risk is based on the financial situation of the issuer of the security. The financial risk of a Fund may depend, for example, on the earnings performance of the issuer of stock held by the Fund. To the extent a Fund invests in debt securities, the financial risk of the Fund may also depend on the credit quality of the securities and the financial condition of the issuer in which it invests.

* Prepayment risk is the possibility that, during periods of falling interest rates, a debt security with a high stated interest rate will be prepaid before its expected maturity date.

Certain types of each Fund's authorized investments and strategies, such as foreign securities, junk bonds, derivative instruments and precious metals involve special risks. Depending on how much a Fund invests or uses these strategies, these special risks may become significant.

Derivative Investment Techniques: The Funds (other than Ivy Money Market Fund) may, but are not required to, use certain derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates and broad or specific market movements). Among the derivative techniques the Funds might use are options, futures, forward foreign currency contracts and foreign currency exchange transactions.

Using put and call options could cause a Fund to lose money by forcing the sale or purchase of portfolio securities at inopportune times or for prices higher (in the case of put options) or lower (in the case of call options) than current market values, by limiting the amount of appreciation a Fund can realize on its investments, or by causing a Fund to hold a security it might otherwise sell.

Futures transactions (and related options) involve other types of risks. For example, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Funds could cause losses on the hedging instrument that are greater than gains in the value of the Funds' position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, a Fund might not be able to close out a transaction before expiration without incurring substantial losses (and it is possible that the transaction cannot even be closed). In addition, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium.

Foreign Currencies: Foreign securities may be denominated in foreign currencies. The value of a Fund's investments, as measured in U.S. dollars, may be affected unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency conversion can also be costly.

Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts: The Funds (not including Ivy Money Market Fund) may, but are not required to, use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent a Fund's judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund. An imperfect correlation of this type may prevent the Funds from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.

Foreign Securities: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect a Fund's performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the U.S. Foreign investing may also involve brokerage costs and tax considerations that are not usually present in the U.S. markets.

Other factors that can affect the value of a Fund's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It may also be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions may also be delayed due to local restrictions or communication problems, which can cause a Fund to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

Growth Stock Risk: Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Low-Rated Debt Securities: In general, low-rated debt securities (commonly referred to as "high yield" or "junk" bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken a Fund's returns.

Municipal Bonds: For PABs in which Ivy Municipal Bond Fund may invest, credit quality is generally dependent on the credit standing of the company involved. To the extent that this Fund invests in municipal bonds the payment of principal and interest on which is derived from revenue of similar projects, or in municipal bonds of issuers located in the same geographic area, the Fund may be more susceptible to the risks associated with economic, political or regulatory occurrences that might adversely affect particular projects or areas. You will find more information in the SAI about the types of projects underlying the municipal bonds in which Ivy Municipal Bond Fund may invest from time to time and a discussion of the risks associated with such projects.

Precious Metals and Other Physical Commodities: Ivy Global Natural Resources Fund can invest in precious metals and other physical commodities. Commodities trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of the Fund's investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for precious metals and other commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. The Fund may also pay more to store and accurately value its commodity holdings than it does with its other portfolio investments.

Special Emerging Market Concerns: The risks of investing in foreign securities are heightened in countries with new or developing economies. Among these additional risks are the following:

* securities that are even less liquid and more volatile than those in more developed foreign countries;

* less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);

* increased settlement delays;

* unusually high inflation rates (which in extreme cases can cause the value of a country's assets to erode sharply);

* abrupt changes in exchange rate regime or monetary policy;

* unusually large currency fluctuations and currency conversion costs (see "Foreign Currencies" above)

* high national debt levels (which may impede an issuer's payment of principal and/or interest on external debt)

Value Stock Risk: Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the investment manager's opinion, undervalued. If the investment manager's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the investment manager has placed on it.

Because each Fund owns different types of investments, its performance will be affected by a variety of factors. The value of a Fund's investments and the income it generates will vary from day to day, generally reflecting changes in interest rates, market conditions, and other company and economic news. Performance will also depend on the investment manager's skill in selecting investments and, with respect to Ivy Asset Strategy Fund, on WRIICO's skill in allocating assets.

Ivy Asset Strategy Fund, Ivy Cundill Global Value Fund and Ivy International Growth Fund may each actively trade securities in seeking to achieve its goals. Doing so may increase transaction costs (which may reduce performance) and increase distributions paid by the Fund, which would increase your taxable income.

YOUR ACCOUNT

Choosing a Share Class

Each class of shares offered in this prospectus has its own sales charge, if any, and expense structure. The decision as to which class of shares of a Fund is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If you are investing a substantial amount and plan to hold your shares for a long time, Class A shares may be the most appropriate for you. If you are investing a lesser amount, you may want to consider Class B shares (if investing for at least seven years) or Class C shares (if investing for less than seven years). Class B and Class C shares are not available for investments of $2 million or more. Class Y shares and Advisor Class shares are designed for institutional investors and others investing through certain intermediaries.

Since your objectives may change over time, you may want to consider another class when you buy additional Fund shares. All of your future investments in a Fund will be made in the class you select when you open your account, unless you inform the Fund otherwise, in writing, when you make a future investment.
General Comparison of Class A, Class B and Class C Shares
Class A	Class B	Class C
Initial sales charge	No initial sales charge	No initial sales charge
No deferred sales charge[1]	Deferred sales charge on	A 1% deferred sales charge on
	shares you sell within six	shares you sell within twelve
	years after purchase	months after purchase
Maximum distribution and/or	Maximum distribution and	Maximum distribution and
service (12b-1) fees of 0.25%	service (12b-1) fees of 1.00%	service (12b-1) fees of 1.00%
For an investment of $2 million	Converts to Class A shares	Does not convert to Class A
or more, only Class A shares	8 years after the month in which	shares, so annual expenses
are available	the shares were purchased, thus	do not decrease
reducing future annual expenses
For an investment of $300,000
or more, your financial advisor
typically will recommend
purchase of Class A shares due
to a reduced sales charge and
lower annual expenses

1 A 1% CDSC may apply to purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.
General Comparison of Class A, Class B and Class C Shares -- Ivy Money Market Fund
Class A	Class B	Class C
No Initial sales charge	No initial sales charge	No initial sales charge
Funds Plus Service optional	Funds Plus Service typically	Funds Plus Service typically
	required for direct investment	required for direct investment
No deferred sales charge	Deferred sales charge on	A 1% deferred sales charge on
	shares you sell within six	shares you sell within twelve
	years after purchase	months after purchase
No distribution and service	Maximum distribution and	Maximum distribution and
(12b-1) fees	service (12b-1) fees of 1.00%	service (12b-1) fees of 1.00%
For an investment of $2 million	Converts to Class A shares	Does not convert to Class A
or more, only Class A shares	8 years after the month in which	shares, so annual expenses
are available	the shares were purchased, thus	do not decrease
reducing future annual expenses

Each Fund has adopted a Distribution and/or Service Plan (Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (1940 Act) for each of its Class A, Class B,
Class C shares. Under the Class A Plan, a Fund may pay Ivy Funds Distributor, Inc. (IFDI) a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Class A shares. This fee is to reimburse and/or compensate IFDI for, either directly or through third parties, distributing the Fund's Class A shares, providing personal service to Class A shareholders and/or maintaining Class A shareholder accounts. Under the Class B Plan and the Class C Plan, each Fund may pay IFDI, on an annual basis, a service fee of up to 0.25% of the average daily net assets of that class to compensate IFDI for, either directly or through third parties, providing personal service to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75% of the average daily net assets of that class to compensate IFDI for, either directly or through third parties, distributing shares of that class. No payment of the distribution fee will be made, and no deferred sales charge will be paid, to IFDI by any Fund if, and to the extent that, the aggregate distribution fees paid by the Fund and the deferred sales charges received by IFDI with respect to the Fund's Class B or Class C shares would exceed the maximum amount of such charges that IFDI is permitted to receive under the NASD rules as then in effect.

Each of Ivy Asset Strategy Fund, Ivy Core Equity Fund, Ivy Dividend Income Fund, Ivy High Income Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Municipal Bond Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund and Ivy Tax-Managed Equity Fund has adopted a Plan for its Class Y shares. Under the Class Y Plan for these Funds, each Fund may pay IFDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund's Class Y shares to compensate IFDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing service to Class Y shareholders and/or maintaining Class Y shareholder accounts.

Because the fees of a class are paid out of the assets of that class on an ongoing basis, over time such fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A shares are subject to an initial sales charge when you buy them (other than Ivy Money Market Fund), based on the amount of your investment, according to the tables below. As noted, Class A shares pay an annual 12b-1 fee of up to 0.25% of average Class A net assets, except Class A shares of Ivy International Fund issued prior to January 1, 1992 are not subject to an ongoing service fee. For this Fund, the annual service fee attributable to the Class A shares of the Fund may equal up to 0.25% of the net assets issued on or after January 1, 1992. The ongoing expenses of this class are lower than those for Class B or Class C shares and typically higher than those for Class Y shares or Advisor Class shares.

All Funds (except Ivy Limited-Term Bond Fund, Ivy Municipal Bond Fund and Ivy Money Market Fund)
Size of Purchase
		Sales Charge	Reallowance
	Sales Charge	as Approximate	to Dealers as
	as Percent of	Percent of	Percent of
	Offering Price	Amount Invested	Offering Price
under $100,000	5.75%	6.10%	5.00%
$100,000 to less than $200,000	4.75	4.99	4.00
$200,000 to less than $300,000	3.50	3.63	2.80
$300,000 to less than $500,000	2.50	2.56	2.00
$500,000 to less than $1,000,000	1.50	1.52	1.20
$1,000,000 to less than $2,000,000	1.00	1.01	0.75
$2,000,000 and over	0.00[1]	0.00[1]	0.50

Ivy Limited-Term Bond Fund and Ivy Municipal Bond Fund
Size of Purchase
		Sales Charge	Reallowance
	Sales Charge	as Approximate	to Dealers as
	as Percent of	Percent of	Percent of
	Offering Price	Amount Invested	Offering Price
Under $100,000	4.25%	4.44%	3.60%
$100,000 to less than $300,000	3.25	3.36	2.75
$300,000 to less than $500,000	2.50	2.56	2.00
$500,000 to less than $1,000,000	1.50	1.52	1.20
$1,000,000 to less than $2,000,000	1.00	1.01	0.75
$2,000,000 and over	0.00[1]	0.00[1]	0.50

1 No sales charge is payable at the time of purchase on investments of $2 million or more, although for such investments the Fund may impose a CDSC of 1.00% on certain redemptions made within twelve months of the purchase. The CDSC is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price.

IFDI or its affiliates may pay additional compensation from its own resources to securities dealers based upon the value of shares of a Fund owned by the dealer for its own account or for its customers, including compensation for shares of the Funds purchased by customers of such dealers without payment of a sales charge.

Sales Charge Reductions and Waivers

Lower sales charges are available by:

* Combining additional purchases of Class A shares of any of the funds in the Ivy Family of Funds and Waddell & Reed InvestEd Portfolios, Inc. except Class A shares of Ivy Money Market Fund unless acquired by exchange for Class A shares on which a sales charge was paid (or as a dividend or distribution on such acquired shares), with the net asset value (NAV) of Class A shares already held (Rights of Accumulation)2

* Grouping all purchases of Class A shares of the funds referenced above, except shares of Ivy Money Market Fund, made during a thirteen-month period (Letter of Intent)2

* Grouping purchases by certain related persons2

Additional information and applicable forms are available from your financial advisor.

2 Clients of Waddell & Reed, Inc. may also combine purchases of Class A shares of any of the funds in the Waddell & Reed Advisors Family of Funds, except Class A shares of Waddell & Reed Advisors Cash Management, Inc.

Sales Charge Waivers for Certain Investors

Class A shares may be purchased at NAV by:

* Shareholders investing through certain investment advisors and financial planners who charge a management, consulting or other fee for their services

* The Trustees and officers of the Ivy Fund, the Directors and officers of Ivy Funds, Inc. or of any affiliated entity of WRIICO, employees of IFDI and its affiliates, financial advisors of Waddell & Reed and its affiliates and the spouse, children, parents, children's spouses and spouse's parents of each, including purchases into certain retirement plans and certain trusts for these individuals

* New Shareholders, if the purchase is made with the proceeds of the redemption of shares of a mutual fund which is not within the Waddell & Reed Advisors Family of Funds or Ivy Family of Funds and the purchase is made within sixty (60) days of such redemption

* Participants in a 401(k) plan or a 457 plan having 100 or more eligible employees that are participants, and the shares are held in individual plan participant accounts on the Fund's records

* The Merrill Lynch Daily K Plan (the "Plan"), provided the Plan has at least $3 million in assets or over 500 or more eligible employees. Class B shares of the Funds are made available to Plan participants at NAV without a CDSC if the Plan has less than $3 million in assets or fewer than 500 eligible employees. For further information see "Group Systematic Investment Program" in the SAI.

* Friends of the Firm which include certain persons who have an existing relationship with IFDI or any of its affiliates

You will find more information in the Fund's SAI about sales charge reductions and waivers.

Contingent Deferred Sales Charge. A CDSC may be assessed against your redemption amount of Class B, Class C or certain Class A shares and paid to IFDI, as further described below. The purpose of the CDSC is to compensate IFDI for the costs incurred by it in connection with the sale of the Fund's Class B or Class C shares or certain Class A shares. The CDSC will not be imposed on shares representing payment of dividends or other distributions and will be assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund assumes that a redemption is made first of shares not subject to a CDSC (including shares which represent reinvested dividends and distributions), and then of shares that represent the lowest sales charge.

Unless instructed otherwise, a Fund, when requested to redeem a specific dollar amount, will redeem additional shares of the applicable class that are equal in value to the CDSC. For example, should you request a $1,000 redemption and the applicable CDSC is $27, the Fund will redeem shares having an aggregate NAV of $1,027, absent different instructions. The shares redeemed for payment of the CDSC are not subject to a CDSC.

Class B shares are not subject to an initial sales charge when you buy them. However, you may pay a CDSC if you sell your Class B shares within six years of their purchase, based on the table below. As noted above, Class B shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and a distribution fee of up to 0.75% of average net assets. Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class B shares, and any dividends and distributions paid on such shares, automatically convert to Class A shares eight years after the end of the month in which the shares were purchased. Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge. The conversion from Class B shares to Class A shares is not considered a taxable event for Federal income tax purposes.

The Fund will redeem your Class B shares at their NAV next calculated after receipt of a written request for redemption in good order, subject to the CDSC identified below.
CDSC on Shares Sold Within Year	As % of Amount Subject to Charge
1	5.0%
2	4.0%
3	3.0%
4	3.0%
5	2.0%
6	1.0%
7+	0.0%

In the table, a year is a 12-month period. In applying the CDSC, all purchases are considered to have been made on the first day of the month in which the purchase was made.

For example, if a shareholder opens an account on July 14, 2003, then redeems all Class B shares on July 12, 2004, the shareholder will pay a CDSC of 4%, the rate applicable to redemptions made within the second year of purchase.

Class C shares are not subject to an initial sales charge when you buy them, but if you sell your Class C shares within twelve months after purchase, you will pay a 1% CDSC, which will be applied to the lesser of amount invested or redemption value of the shares redeemed. For purposes of the CDSC, purchases of Class C shares within a month will be considered as being purchased on the first day of the month. As noted above, Class C shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and an annual distribution fee of up to 0.75% of average net assets. Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class C shares do not convert to any other class; therefore, if you anticipate holding the shares for seven years or longer, Class C shares may not be appropriate.

The CDSC will not apply in the following circumstances:

* redemptions of shares requested within one year of the shareholder's death or disability, provided the Fund is notified of the death or disability at the time of the request and furnished proof of such event satisfactory to IFDI

* redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from a qualified retirement plan, a required minimum distribution from an individual retirement account, Keogh plan or custodial account under section 403(b)(7) of the Internal Revenue Code of 1986, as amended (Code), a tax-free return of an excess contribution, or that otherwise results from the death or disability of the employee, as well as in connection with redemptions by any tax-exempt employee benefit plan for which, as a result of a subsequent law or legislation, the continuation of its investment would be improper

* redemptions of shares purchased by current or retired Trustees or Directors of the Funds, Directors of affiliated companies, current or retired officers of the Funds, employees of IFDI and its affiliates, financial advisors of Waddell & Reed and its affiliates, and by the members of the immediate families of such persons

* redemptions of shares made pursuant to a shareholder's participation in any systematic withdrawal service adopted for a Fund (The service and this exclusion from the CDSC do not apply to a one-time withdrawal)

* redemptions the proceeds of which are reinvested within forty-five (45) days in shares of the same class of the Fund as that redeemed

* for Class C shares, redemptions made by shareholders that have purchased shares of the Fund through certain group plans that have selling agreements with IFDI and that are administered by a third party and/or for which brokers not affiliated with IFDI provide administrative or recordkeeping services

* the exercise of certain exchange privileges

* redemptions effected pursuant to the Fund's right to liquidate a shareholder's account if the aggregate NAV of the shares is less than $500, or less than $250 for Ivy Money Market Fund

* redemptions effected by another registered investment company by virtue of a merger or other reorganization with a Fund or redemptions by a former shareholder of such investment company of shares of the Fund acquired pursuant to such reorganization

These exceptions may be modified or eliminated by a Fund at any time without prior notice to shareholders, except with respect to redemptions effected pursuant to the Fund's right to liquidate a shareholder's shares, which requires certain notice.

Class Y shares are not subject to a sales charge. Class Y shares pay an annual 12b-1 distribution and/or service fee of up to 0.25% of average net assets.1

Class Y shares are only available for purchase by:

* participants of employee benefit plans established under section 403(b) or section 457, or qualified under section 401 of the Code, including 401(k) plans, when the plan has 100 or more eligible employees that are participants and holds the shares in an omnibus account on the Fund's records, and an unaffiliated third party provides administrative, distribution and/or other support services to the plan

* banks, trust institutions, investment fund administrators and other third parties investing for their own accounts or for the accounts of their customers where such investments for customer accounts are held in an omnibus account on the Fund's records, and to which entity an unaffiliated third party provides administrative, distribution and/or other support services

* government entities or authorities and corporations whose investment within the first twelve months after initial investment is $10 million or more and to which entity an unaffiliated third party provides certain administrative, distribution and/or other support services

* certain retirement plans and trusts for employees of Waddell & Reed and its affiliates

Advisor Class shares are not subject to a sales charge or annual 12b-1 fees.1

Advisor Class shares are offered only to the following investors:

* trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees

* any account with assets of at least $10,000 if (a) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion, and where the investor pays such person as compensation for his advice and other services an annual fee of at least 0.50% on the assets in the account, or (b) such account is established under a "wrap fee" program and the account holder pays the sponsor of the program an annual fee of at least 0.50% on the assets in the account

* officers and Board members of the Ivy Fund (and their relatives)

* directors or employees of Waddell & Reed Financial, Inc. or its affiliates

* directors, officers, partners, registered representatives, employees and retired employees (and their relatives) of dealers having a sales agreement with IFDI (or trustees or custodians of any qualified retirement plan or IRA established for the benefit of any such person.)

1Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Fund, Ivy International Value Fund and Ivy Pacific Opportunities Fund do not currently offer Class Y shares. Advisor Class shares are offered only by this group of Funds.

Ways to Set Up Your Account

The different ways to set up (register) your account are listed below.

Individual or Joint Tenants

For your general investment needs

Individual accounts are owned by one person. Joint accounts have two or more owners (tenants).

Business or Organization

For investment needs of corporations, associations, partnerships, institutions or other groups

Retirement and other Tax-Advantaged Savings Plans

To shelter your savings from income taxes

Retirement and other tax-advantaged savings plans allow individuals to shelter investment income and capital gains from current income taxes. In addition, contributions to these accounts (other than Roth IRAs and Coverdell Education Savings Accounts) may be tax-deductible.

* Individual Retirement Accounts (IRAs) allow certain individuals under age 70 1/2, with earned income, to invest up to the Annual Dollar Limit per year. For the 2002 through 2004 calendar years, the Annual Dollar Limit is $3,000. For individuals who have attained age 50 by the last day of the calendar year for which a contribution is made, the Annual Dollar Limit also allows a catch-up contribution. The maximum annual catch-up contribution is $500 for the 2002 through 2005 calendar years. An individual's maximum IRA contribution for a taxable year is reduced by the amount of any contributions that individual makes to a Roth IRA for that year. The maximum annual contribution for an individual and his or her spouse is two times the Annual Dollar Limit or, if less, the couple's combined earned income for the tax year.

* IRA Rollovers retain special tax advantages for certain distributions from employer-sponsored retirement plans.

* Roth IRAs allow certain individuals to make nondeductible contributions up to the Annual Dollar Limit per year (as identified above). The maximum annual contribution for an individual and his or her spouse is two times the Annual Dollar Limit or, if less, the couple's combined earned income for the taxable year. Withdrawals of earnings may be tax-free if the account is at least five years old and certain other requirements are met.

* Coverdell Education Savings Accounts (formerly, Education IRAs) are established for the benefit of a minor, with nondeductible contributions up to $2000 per taxable year, and permit tax-free withdrawals to pay the qualified education expenses of the beneficiary.

* Simplified Employee Pension Plans (SEP-IRAs) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages and contribution limits as a profit sharing plan but with fewer administrative requirements.

* Savings Incentive Match Plans for Employees (SIMPLE Plans) can be established by small employers to contribute to, and allow their employees to contribute a portion of their wages on a pre-tax basis to, retirement accounts. This plan-type generally involves fewer administrative requirements than 401(k) or other qualified plans.

* Keogh Plans allow self-employed individuals to make tax-deductible contributions for themselves of up to 100% of their adjusted annual earned income, with a maximum of $40,000.

* Pension and Profit-Sharing Plans, including 401(k) Plans, allow corporations and nongovernmental tax-exempt organizations of all sizes and/or their employees to contribute a percentage of the employees' wages or other amounts on a tax-deferred basis. These accounts need to be established by the administrator or trustee of the plan.

* 403(b) Custodial Accounts are available to employees of public school systems, churches and certain types of charitable organizations.

* 457 Accounts allow employees of state and local governments and certain charitable organizations to contribute a portion of their compensation on a tax-deferred basis.

Gifts or Transfers to a Minor

To invest for a child's education or other future needs

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $11,000 a year per child free of Federal transfer tax consequences. Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA).

Trust

For money being invested by a trust

The trust must be established before an account can be opened, or you may use a trust form made available by IFDI. Contact your financial advisor for the form.

Buying Shares

You may buy shares of each of the Funds through IFDI and through third parties that have entered into selling arrangements with IFDI. To open your account you must complete and sign an application. Your financial advisor can help you with any questions you might have.

By mail: To purchase any class of shares by check, make your check payable to Ivy Funds Distributor, Inc. Mail the check, along with your completed application, to:

Ivy Funds Distributor, Inc.

P. O. Box 29217

Shawnee Mission, Kansas

66201-9217

By wire: To purchase shares of the Fund by wire, you must first obtain an account number by calling 800-777-6472, then mail a completed application to IFDI at the above address, or fax it to 800-532-2749. Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number 101000695, DDA Number 98-0000-797-8.

The price to buy a share of a Fund, called the offering price, is calculated every business day.

The offering price of a share (the price to buy one share of a particular class) is the next NAV calculated per share of that class plus, for Class A shares, the applicable sales charge.

In the calculation of a Fund's NAV:

* The securities in the Fund's portfolio that are listed or traded on an exchange are valued primarily using market prices.

* Bonds are generally valued according to prices quoted by an independent pricing service.

* Short-term debt securities are valued at amortized cost, which approximates market value.

* Other investment assets for which market prices are unavailable are valued at their fair value by or at the direction of a Fund's Board of Directors or Board of Trustees.

Each Fund is open for business every day the New York Stock Exchange (NYSE) is open. The Funds normally calculate their NAVs as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Fund may be priced at the close of the regular session of any other securities exchange on which that instrument is traded.

As noted, some of the Funds may invest in securities listed on foreign exchanges which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of Fund shares may be significantly affected on days when a Fund does not price its shares and when you are not able to purchase or redeem a Fund's shares. Similarly, if an event materially affecting the value of foreign investments or foreign currency exchange rates occurs prior to the close of business of the NYSE but after the time their values are otherwise determined, such investments or exchange rates may be valued at their fair value as determined in good faith by or under the direction of each Fund's Board of Trustees or Board of Directors.

When you place an order to buy shares, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:

* All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. Neither cash nor post-dated checks will be accepted.

* If you buy shares by check, and then sell those shares by any method other than by exchange to another fund in the Ivy Family of Funds, the payment may be delayed for up to ten (10) days from the date of purchase to ensure that your previous investment has cleared.

* If you purchase shares of a Fund from certain broker-dealers, banks or other authorized third parties, the Fund will be deemed to have received your purchase order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of a Fund at that day's price.

* Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

When you sign your account application, you will be asked to certify that your Social Security number or other taxpayer number is correct and whether you are subject to backup withholding for failing to report income to the Internal Revenue Service.

IFDI reserves the right to reject any purchase orders, including purchases by exchange, and it and the Funds reserve the right to discontinue offering Fund shares for purchase.
Minimum Investments
For Class A, Class B and Class C:
To Open an Account	$500 (per Fund)
For certain exchanges	$100 (per Fund)
For certain retirement accounts and accounts
opened with Automatic Investment Service	$50 (per Fund)
For certain retirement accounts and accounts
opened through payroll deductions	$25 (per Fund)
To Add to an Account	Any amount
For certain exchanges	$100 (per Fund)
For Automatic Investment Service	$25 (per Fund)
For Class Y:
To Open an Account
For a government entity or authority	$10 million
or for a corporation	(within first twelve months)
For other eligible investors	Any amount
To Add to an Account	Any amount
For Advisor Class:
To Open an Account	$10,000
To Add to an Account	$250

Adding to Your Account

Subject to the minimums described above, you can make additional investments of any amount at any time.

By mail: Make your check payable to Ivy Funds Distributor, Inc. Mail the check to IFDI, along with the detachable form that accompanies the confirmation of a prior purchase or your year-to-date statement, or a letter stating your account number, the account registration, the Fund and the class of shares that you wish to purchase.

By wire: Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number 101000695, DDA Number 98-0000-797-8.

By Automatic Investment Method: You can authorize to have funds electronically drawn each month from your bank account through Electronic Funds Transfer ("EFT") and invested as a purchase of shares into your Fund account. Complete the appropriate sections of the Account Application.

If you purchase shares of the Fund from certain broker-dealers, banks or other authorized third parties, additional purchases may be made through those firms.

Selling Shares

You can arrange to take money out of your Fund account at any time by selling (redeeming) some or all of your shares.

The redemption price (price to sell one share of a particular class of the Fund) is the NAV per share of that Fund class, subject to any applicable CDSC.

By mail: Complete an Account Service Request form, available from your financial advisor, or write a letter of instruction with:

* the name on the account registration

* the Fund's name

* the account number

* the dollar amount or number, and the class, of shares to be redeemed

* any other applicable requirements listed in the table on page 109

Deliver the form or your letter to:

Ivy Client Services

c/o Waddell & Reed Services Company

P. O. Box 29217

Shawnee Mission, Kansas

66201-9217

Unless otherwise instructed, a check will be sent to the address on the account. For your protection, the address of record must not have been changed within 30 days prior to your redemption request.

By telephone: If you have elected this method in your application or by subsequent authorization, call 800-777-6472, or fax your request to 800-532-2749, and give your instructions to redeem your shares (redemption must be equal to or greater than $1,000.00) and make payment by wire to your predesignated bank account or by check to you at the address on the account. For your protection, banking wire information must be established on your account for a minimum of 30 days before a wire redemption will be processed. Requests by telephone can only be accepted for amounts up to $50,000.

By Internet: You need to have selected the Internet option on your Account Application. Once your request for this option has been processed (which may take up to 10 days), you may place your redemption order at www.ivyfunds.com. For your protection, your redemption proceeds will be mailed to your address of record, which may not have been changed within 30 days prior to your redemption request.

To sell Class A shares of Ivy Money Market Fund by check: If you have elected this method in your application or by subsequent authorization, the Fund will provide you with forms or checks drawn on UMB Bank, n.a. You may make these checks payable to the order of an payee in any amount of $250 or more.

When you place an order to sell shares, your shares will be sold at the next NAV calculated, subject to any applicable CDSC, after receipt of a written request for redemption in good order by Ivy Client Services (on behalf of Waddell & Reed Services Company) at the address listed above. Note the following:

* If more than one person owns the shares, each owner must sign the written request.

* If you recently purchased the shares by check, the Fund may delay payment of redemption proceeds. You may arrange for the bank upon which the purchase check was drawn to provide telephone or written assurance, satisfactory to the Fund, that the check has cleared and been honored. If you do not, payment of the redemption proceeds on these shares will be delayed until the earlier of ten (10) days from the date of purchase or the date the Fund can verify that your purchase check has cleared and been honored.

* Redemptions may be suspended or payment dates postponed on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission.

* Payment is normally made in cash, although under extraordinary conditions redemptions may be made in portfolio securities when the Fund's Board of Directors determines that conditions exist making cash payments undesirable. A Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.

* If you purchased shares of a Fund from certain broker-dealers, banks or other authorized third parties, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

* Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
Special Requirements for Selling Shares
Account Type	Special Requirements
Individual or Joint Tenant	The written instructions must be signed by all persons required to sign for transactions, exactly as their names appear on the account.
Sole Proprietorship	The written instructions must be signed by the individual owner of the business.
UGMA, UTMA	The custodian must sign the written instructions indicating capacity as custodian.
Retirement Account	The written instructions must be signed by a properly authorized person.
Trust	The trustee must sign the written instructions indicating capacity as trustee. If the trustee's name is not in the account registration, provide a currently certified copy of the trust document.
Business or Organization	At least one person authorized by corporate resolution to act on the account must sign the written instructions.
Conservator, Guardian	The written instructions must be signed by the person properly
or Other Fiduciary	authorized by court order to act in the particular fiduciary capacity.

A Fund may require a signature guarantee in certain situations such as:

* a redemption request made by a corporation, partnership or fiduciary

* a redemption request made by someone other than the owner of record

* the check is made payable to someone other than the owner of record

This requirement is to protect you and the Funds from fraud. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.

Each Fund reserves the right to redeem at NAV all of your Fund shares in your account if the aggregate NAV of those shares is less than $500, or less than $250 for Ivy Money Market Fund. The Fund will give you notice and sixty (60) days to purchase a sufficient number of additional shares to bring the aggregate NAV of your shares in that Fund to $500. These redemptions will not be subject to a CDSC. The Fund will not apply its redemption right to individual retirement plan accounts or to accounts which have an aggregate NAV of less than $500 due to market forces.

You may reinvest, without charge, all or part of the amount of Class A shares of a Fund you redeemed by sending to the Fund the amount you want to reinvest. The reinvested amounts must be received by the Fund within forty-five (45) days after the date of your redemption. You may do this only once with Class A shares of a Fund.

The CDSC will not apply to the proceeds of Class A (as applicable), Class B or Class C shares of a Fund which are redeemed and then reinvested in shares of the same class of the Fund within forty-five (45) days after such redemption. IFDI will, with your reinvestment, restore an amount equal to the CDSC attributable to the amount reinvested by adding the CDSC amount to your reinvestment. For purposes of determining a future CDSC, the reinvestment will be treated as a new investment. You may do this only once as to Class B shares of a Fund and once as to Class C shares of a Fund. This privilege may be eliminated or modified at any time without prior notice to shareholders.

Payments of principal and interest on loans made pursuant to a 401(a) qualified plan (if such loans are permitted by the plan) may be reinvested, without payment of a sales charge, in Class A shares of any of the Funds in which the plan may invest.

Telephone Transactions

The Funds and their agents will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. Waddell & Reed Services Company (WRSCO), the Funds' transfer agent, will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If WRSCO fails to do so, WRSCO may be liable for losses due to unauthorized or fraudulent instructions. Current procedures relating to instructions communicated by telephone include tape recording instructions, requiring personal identification and providing written confirmations of transactions effected pursuant to such instructions.

Shareholder Services

We provide a variety of services to help you manage your account.

Personal Service

Your local financial advisor is available to provide personal service. Additionally, a toll-free call, 800-777-6472, connects you to a Client Services Representative or our automated customer telephone service. During normal business hours, our Client Services staff is available to answer your questions or update your account records. At almost any time of the day or night, you may access your account information from a touch-tone phone, or from our web site, www.ivyfunds.com, to:

* obtain information about your accounts

* obtain price information about other funds in the Ivy Family of Funds

* obtain a Fund's current prospectus

* request duplicate statements

* transact certain account activity, including exchange privileges and redemption of shares

Reports

Statements and reports sent to you include the following:

* confirmation statements (after every purchase, other than those purchases made through Automatic Investment Service, and after every exchange, transfer or redemption)

* year-to-date statements (quarterly)

* annual and semiannual reports to shareholders (every six months)

To avoid sending duplicate copies of materials to households and thereby reduce expenses, only one copy of the most recent prospectus, annual and semiannual reports of the Funds may be mailed to Shareholders having the same last name and address in the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. You may call the telephone number listed for Client Services if you need additional copies.

Exchanges

Except as otherwise noted, you may sell your shares and buy shares of the same Class of another Fund in the Ivy Family of Funds without the payment of an additional sales charge if you exchange Class A shares or without payment of a CDSC when you exchange Class B or Class C shares. For Class B and Class C shares, or Class A shares to which the CDSC would otherwise apply, the time period for the CDSC will continue to run. You may sell your Advisor Class or Class Y shares of any of the Funds and buy either Advisor Class or Class Y shares of another Fund or Class A shares of Ivy Money Market Fund.

You may exchange any Class A shares of Ivy Limited-Term Bond and Ivy Municipal Bond Funds that you have held for at least six months and any Class A shares of these Funds acquired as payment of a dividend or distribution for Class A shares of any other Fund in the Ivy Family of Funds. You may exchange Class A shares of Ivy Limited-Term Bond and Ivy Municipal Bond Funds that you have held for less than six months only for Class A shares of Ivy Limited-Term Bond, Ivy Municipal Bond and Ivy Money Market Funds.

You may exchange only into Funds that are legally permitted for sale in your state of residence. Currently, each fund within the Ivy Family of Funds may only be sold within the United States and the Commonwealth of Puerto Rico, except that Ivy Cundill Global Value Fund, Ivy Global Natural Resources Fund, Ivy Pacific Opportunities Fund and the Advisor Class shares of Ivy International Fund are not eligible for sale in the Commonwealth of Puerto Rico. Note that exchanges out of a Fund may have tax consequences for you. Before exchanging into a Fund, read its prospectus.

How to Exchange

By mail: Send your written exchange request to Ivy Client Services at the address on page 108 of this Prospectus.

By telephone: Call IFDI at 800-777-6472 to authorize an exchange transaction. To process your exchange order by telephone, you must have telephone exchange privileges on your account. IFDI employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or IFDI may be liable for any losses due to unauthorized or fraudulent telephone instructions.

By Internet: You will be allowed to exchange by Internet if (1) you can provide proper identification information; and (2) you have established the Internet trading option.

Important Exchange Information

* You must exchange into the same share class you currently own (except that you may exchange Class Y shares or Advisor Class shares of any of the Funds for Class A shares of Ivy Money Market Fund).

* Exchanges are considered taxable events and may result in a capital gain or a capital loss for tax purposes.

* It is the policy of the Funds to discourage the use of the exchange privilege for the purpose of timing short term market fluctuations. The Funds may therefore limit the frequency of exchanges by a shareholder, charge a redemption fee or cancel a shareholder's exchange privilege if at any time it appears that such market-timing strategies are being used.

Automatic Transactions for Class A, Class B and Class C Shareholders

Regular Investment Plans allow you to transfer money into your Fund account, or between Fund accounts, automatically. While Regular Investment Plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses and other long-term financial goals.

Systematic Withdrawal Plan lets you set up ongoing monthly, quarterly, semiannual or annual redemptions from your account.

Certain restrictions and fees imposed by the plan custodian may also apply for retirement accounts. Speak with your financial advisor for more information.
Regular Investment Plans
Automatic Investment Service
To move money from your bank account to an existing Fund account
Minimum Amount	Minimum Frequency
$25 (per Fund)	Monthly
Funds Plus Service
To move money from Ivy Money Market Fund to a Fund whether in the same or a different account but in the same class
Minimum Amount	Minimum Frequency
$100 (per Fund)	Monthly

Distributions and Taxes

Distributions

Each Fund distributes substantially all of its net investment income and net capital gains to its shareholders each year.

Usually, a Fund distributes net investment income at the following times: Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Fund, Ivy International Growth Fund, Ivy International Value Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Pacific Opportunities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund and Ivy Tax-Managed Equity Fund, annually in December; and Ivy Asset Strategy Fund and Ivy Dividend Income Fund, quarterly in March, June, September and December. Ivy High Income Fund, Ivy Limited-Term Bond Fund, Ivy Money Market Fund and Ivy Municipal Bond Fund declare dividends from net investment income daily and pay them monthly. Net capital gains (and any net gains from foreign currency transactions) ordinarily are distributed by each Fund in December. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

Distribution Options. When you open an account, you may specify on your application how you want to receive your distributions. Each Fund offers two options:

1. Share Payment Option. Your dividends, capital gains and other distributions with respect to a class will be automatically paid in additional shares of the same class of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Cash Option. You will be sent a check for your dividends, capital gains and other distributions if the total distribution is equal to or greater than five dollars. If the distribution is less than five dollars, it will be automatically paid in additional shares of the same class of the Fund.

For retirement accounts, all distributions are automatically paid in additional shares.

Taxes

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a retirement account or other tax-advantaged savings plan (or you are not otherwise exempt from income tax), you should be aware of the following tax implications:

Taxes on distributions. You may be subject to tax as a result of income generated at the Fund level, to the extent the Fund makes actual or deemed distributions of such income to you. Dividends from the Fund's investment company taxable income (which includes net short-term capital gains and net gains from certain foreign currency transactions), if any, generally are taxable to you as ordinary income whether received in cash or paid in additional Fund shares, unless such dividends are "qualified dividend income" eligible for the reduced rate of tax on long-term capital gains, as described below. Distributions of the Fund's net capital gains (the excess of net long-term capital gains over net short-term capital loss), when designated as such, are taxable to you as long-term capital gains, whether received in cash or paid in additional Fund shares and regardless of the length of time you have owned your shares. For Federal income tax purposes, long-term capital gains generally are taxed at a maximum rate of 15% for noncorporate shareholders. As a result of changes made by the Jobs and Growth Tax Relief Reconciliation Act of 2003, "qualified dividend income" received by noncorporate shareholders is taxed as net capital gain. The portion of the dividends that the Fund pays which is attributable to qualified dividend income received by the Fund will qualify for such treatment in the hands of noncorporate shareholders of the Fund.

Each Fund notifies you after each calendar year-end as to the amounts of dividends and other distributions paid (or deemed paid) to you for that year.

Distributions by Ivy Municipal Bond Fund that are designated by it as exempt-interest dividends generally may be excluded by you from your gross income. A portion of the exempt-interest dividends paid by Ivy Municipal Bond Fund is expected to be attributable to interest on certain bonds that must be treated, by you, as a tax preference item for purposes of calculating your liability, if any, for the AMT; the Fund anticipates such portion will not be more than 40% of the dividends it will pay, annually, to its shareholders. Ivy Municipal Bond Fund will provide you with information concerning the amount of distributions that is a tax preference item after the end of each calendar year. Shareholders who may be subject to the AMT should consult with their tax advisers concerning investment in the Fund.

Entities or other persons who are substantial users (or persons related to substantial users) of facilities financed by PABs should consult their tax advisers before purchasing Ivy Municipal Bond Fund shares because, for users of certain of these facilities, the interest on those bonds is not exempt from Federal income tax. For these purposes, the term substantial user is defined generally to include a non-exempt person who regularly uses, in trade or business, a part of a facility financed from the proceeds of PABs.

A portion of the dividends paid by a Fund, whether received in cash or paid in additional Fund shares, may be eligible for the dividends received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the Federal alternative minimum tax.

None of the dividends paid by Ivy Limited-Term Bond Fund, Ivy Municipal Bond Fund or Ivy Money Market Fund are expected to be eligible for this deduction.

Taxes on transactions. Your redemption of Fund shares will result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares (which normally includes any sales charge paid).

An exchange of Fund shares for shares of any other fund in the Ivy Family of Funds generally will have similar tax consequences. However, special rules apply when you dispose of a Fund's Class A shares through a redemption or exchange within ninety (90) days after your purchase and then reacquire Class A shares of that Fund or acquire Class A shares of another fund in the Ivy Family of Funds without paying a sales charge due to the forty-five (45) day reinvestment privilege or exchange privilege. See Your Account -- Selling Shares. In these cases, any gain on the disposition of the original Class A Fund shares will be increased, or loss decreased, by the amount of the sales charge you paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if you purchase shares of a Fund within thirty (30) days before or after redeeming other shares of the Fund (regardless of class) at a loss, part or all of that loss will not be deductible and will increase the basis of the newly purchased shares.

Withholding. Each Fund must withhold a portion of all dividends and capital gains distributions and redemption proceeds payable to individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate is also required from dividends and capital gains distributions payable to shareholders who are otherwise subject to backup withholding.

State and local income taxes. The portion of the dividends a Fund pays that is attributable to interest earned on U.S. Government securities generally is not subject to state and local income taxes, although distributions by any Fund to its shareholders of net realized gains on the sale of those securities are fully subject to those taxes. You should consult your tax adviser to determine the taxability in your state and locality of dividends and other distributions by the Funds.

The foregoing is only a summary of some of the important Federal income tax considerations generally affecting each Fund and its shareholders; you will find more information in the SAI. There may be other Federal, state or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

THE MANAGEMENT OF THE FUNDS

Portfolio Management

The Funds, other than Ivy Global Natural Resources Fund, are managed by WRIICO, subject to the authority of the Board of Trustees of Ivy Fund and the Board of Directors of Ivy Funds, Inc. WRIICO provides investment advice to each of the Funds in Ivy Funds, Inc. and supervises each such Fund's investments. WRIICO provides business management services to each of the Funds in Ivy Fund and investment advisory services to all of the Funds in Ivy Fund other than Ivy Global Natural Resources Fund. WRIICO has served as investment manager to Ivy Fund since December 31, 2002,1 and to Ivy Funds, Inc. since June 30, 2003. WRIICO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. Prior to June 30, 2003, Waddell & Reed Investment Management Company (WRIMCO) served as the investment manager for each of the Funds in the Ivy Funds, Inc. On June 30, 2003, WRIMCO assigned the Investment Management Agreement with Ivy Funds, Inc. (formerly W&R Funds, Inc.) to WRIICO.

Cundill, an SEC-registered investment adviser located at Suite A1, 1470 East Valley Road, P.O. Box 50133, Montecito, California, 93150-0133, serves as subadvisor to Ivy Cundill Global Value Fund under an agreement with WRIICO. Cundill began operations in 1984, and as of December 31, 2002 (along with its affiliates) had approximately $1.8 billion in assets under management. For its services, Cundill receives a fee from WRIICO that is equal, on an annual basis, to 0.50% of Ivy Cundill Global Value Fund's average net assets.

Under an agreement between WRIICO and Henderson Global Investors (North America) Inc. ("HGINA"), HGINA serves as subadvisor to Ivy European Opportunities Fund. WRIICO pays HGINA for its services a fee payable monthly at an annual rate of 0.45% of the first $100,000,000 of net assets and 0.40% thereafter of the portion of the Fund's average daily net assets managed by HGINA. Henderson Investment Management Ltd. ("Henderson"), 4 Broadgate Avenue, London, England EC2M 2DA, under a subadvisory agreement with HGINA, serves as subadvisor to the Fund. For the period from January 1, 2002 to December 16, 2002 WRIICO paid Henderson for its services a fee that was equal on an annual basis to 0.22% of each Fund's average daily net assets. Henderson is an indirect, wholly owned subsidiary of AMP Limited, an Australian life insurance and financial services company located in New South Wales, Australia.

Mackenzie Financial Corporation ("MFC"), 150 Bloor Street West, Suite 400, Toronto, Ontario, Canada M5S 3B5, serves as the investment adviser to Ivy Global Natural Resources Fund and is responsible for selecting Ivy Global Natural Resources Funds' portfolio investments. MFC has been an investment counsel and mutual fund manager in Toronto for more than 34 years, and as of December 31, 2002 had over $21.8 billion in assets under management. For its services, MFC receives a fee from the Fund that is equal, on an annual basis, to 0.50% of the Fund's average net assets.

Ivy Asset Strategy Fund: Michael L. Avery is primarily responsible for the management of the equity portion of the Ivy Asset Strategy Fund. Mr. Avery has held his Fund responsibilities since January 1997. He is Senior Vice President of WRIICO and WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. From March 1995 to March 1998, Mr. Avery was Vice President of, and Director of Research for, Waddell & Reed Asset Management Company, a former affiliate of WRIMCO. Mr. Avery has served as the portfolio manager for investment companies managed by WRIMCO since February 1994, has served as the Director of Research for WRIMCO and its predecessor since August 1987, and has been an employee of such since June 1981. He holds a BS degree in Business Administration from the University of Missouri, and an MBA with emphasis on finance from Saint Louis University.

Daniel J. Vrabac is primarily responsible for the management of the fixed-income portion of the Asset Strategy Fund. Mr. Vrabac has held his Fund responsibilities since January 1997. He is Senior Vice President of WRIICO and WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. From May 1994 to March 1998, Mr. Vrabac was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company. Mr. Vrabac has been an employee of WRIMCO since May 1994. He earned a BA degree in economics from Duquesne University, and holds an MBA with emphasis in Investments and Finance from Indiana University.

Ivy Core Equity Fund: James D. Wineland is primarily responsible for the management of the Ivy Core Equity Fund. Mr. Wineland has held his Fund responsibilities since July 1997. He is Senior Vice President of WRIICO and WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. From March 1995 to March 1998 Mr. Wineland was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company. Mr. Wineland has served as the portfolio manager for investment companies managed by WRIMCO and its predecessor since January 1988 and has been an employee of such since November 1984. He graduated from the United States Military Academy at West Point, and earned an MBA at the University of Kansas. Mr. Wineland is a Chartered Financial Analyst.

Ivy Dividend Income Fund: David P. Ginther is primarily responsible for the management of the Ivy Dividend Income Fund. He has held his Fund responsibilities since the inception of the Fund. He is Senior Vice President of WRIICO, Vice President of WRIMCO and portfolio manager for another investment company for which WRIMCO serves as investment manager, and has been an employee of WRIMCO since 1995. Mr. Ginther holds a BS degree in accounting from Kansas State University, and has earned the designation of Certified Public Accountant.

Ivy High Income Fund: Louise D. Rieke is primarily responsible for the management of the Ivy High Income Fund. Ms. Rieke has held her Fund responsibilities since July 1997. She is Senior Vice President of WRIICO and WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. From November 1985 to March 1998, Ms. Rieke was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company, a former affiliate of WRIMCO. Ms. Rieke has served as the portfolio manager for investment companies managed by WRIMCO and its predecessor since July 1986 and has been an employee of such since May 1971. She received a BS degree in Accounting from Kansas State University, and holds an MBA from the University of Missouri at Kansas City. Ms. Rieke has earned the designation of Certified Public Accountant, and is a Chartered Financial Analyst.

Ivy Cundill Global Value Fund: The Fund is managed by investment professionals who are supported by a team of research analysts who are responsible for providing information on regional and country-specific economic and political developments and monitoring individual companies.

F. Peter Cundill, founder and majority shareholder has over 32 years of value-investing experience and has managed MFC's Cundill Value Fund since 1975. He is a Chartered Financial Analyst, a Chartered Accountant and holds a Bachelor of Commerce degree from McGill University, Montreal.

Hiok Hhu Ng, Portfolio Manager, assists in the management of the Fund. Mr. Ng holds a degree in finance from the University of British Columbia and is a Chartered Financial Analyst. He has been with Cundill since receiving his degree in 1998.

Ivy European Opportunities Fund: Stephen Peak, Executive Director of Henderson and head of Henderson's European equities team, is primarily responsible for is the management of the Ivy European Opportunities Fund. Formerly a director and portfolio manager with Touche Remnant & Co., Mr. Peak has 28 years of investment experience. He joined Henderson in 1986.

Ivy Global Natural Resources Fund: Frederick Sturm, a Senior Vice President of MFC, is primarily responsible for the management of the Ivy Global Natural Resources Fund. He has managed the Fund since its inception. Mr. Sturm joined MFC in 1983. He is a Chartered Financial Analyst and holds a graduate degree in commerce and finance from the University of Toronto.

Ivy International Fund, Ivy International Growth Fund, Ivy International Value Fund and Ivy Pacific Opportunities Fund: Thomas A. Mengel is primarily responsible for the management of the Ivy International Fund, Ivy International Growth Fund, Ivy International Value Fund and Ivy Pacific Opportunities Fund. Mr. Mengel has held his Fund responsibilities for Ivy International Growth Fund since May 1996, and for each of Ivy International Fund, Ivy International Value Fund and Ivy Pacific Opportunities Fund since December 2002. Mr. Mengel is Senior Vice President of WRIICO and WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. He is a graduate of the University of Berlin with a degree in Business, Finance and Economics.

Ivy Large Cap Growth Fund: Daniel P. Becker is primarily responsible for the management of the Ivy Large Cap Growth Fund. Mr. Becker has held his Fund responsibilities since the inception of the Fund. He is Senior Vice President of WRIICO and WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. From January 1995 to March 1998, Mr. Becker was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company. Mr. Becker has been an employee of WRIMCO and its predecessor since October 1989, initially serving as an investment analyst, and has served as a portfolio manager for WRIMCO since January 1997. He earned a BS degree in Mathematical Economics from the University of Wisconsin, and holds an MS degree with an emphasis in Finance, Investments and Banking from the University of Wisconsin Graduate School of Business. Mr. Becker is a Chartered Financial Analyst.

Ivy Limited-Term Bond Fund: W. Patrick Sterner is primarily responsible for the management of the Ivy Limited-Term Bond Fund. Mr. Sterner has held his Fund responsibilities since September 1992. He is Senior Vice President of WRIICO and WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. From August 1992 to March 1998, Mr. Sterner was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company. He has been an employee of WRIMCO since August 1992. Mr. Sterner earned a degree in Business Administration from the University of Kansas, and is a Chartered Financial Analyst.

Ivy Mid Cap Growth Fund: Kimberly A. Scott is primarily responsible for the management of the Ivy Mid Cap Growth Fund. Ms. Scott has held her Fund responsibilities since February 2001. She is Senior Vice President of WRIICO, Vice President of WRIMCO, Vice President of the Fund and Vice President of another investment company managed by WRIMCO. Ms. Scott served as an investment analyst with WRIMCO from April 1999 to February 2001. From 1994 to 1999, she was an equity analyst for Bartlett & Company. Ms. Scott earned a BS in microbiology from the University of Kansas, and holds an MBA from the University of Cincinnati. She is a Chartered Financial Analyst.

Ivy Money Market Fund: Mira Stevovich is primarily responsible for the management of the Ivy Money Market Fund. Ms. Stevovich has held her Fund responsibilities since the inception of the Fund. She is Senior Vice President of WRIICO, Vice President of WRIMCO, Vice President and Assistant Treasurer of the Fund and Vice President and Assistant Treasurer of other investment companies for which WRIMCO serves as investment manager. Ms. Stevovich has served as the Portfolio Manager for investment companies managed by WRIMCO since May 1998 and has been an employee of WRIMCO and its predecessor since March 1987. Ms. Stevovich earned a BA degree from Colorado Womens College. She holds an MA degree in Soviet and East European Studies and an MBA degree from the University of Kansas. Ms. Stevovich is a Chartered Financial Analyst.

Ivy Municipal Bond Fund: Bryan J. Bailey is primarily responsible for the management of the Ivy Municipal Bond Fund. Mr. Bailey has held his Fund responsibilities since June 2000. He is Senior Vice President of WRIICO, Vice President of WRIMCO, Vice President of the Fund and Vice President of another investment company for which WRIMCO serves as investment manager. Mr. Bailey had served as the Assistant Portfolio Manager for investment companies managed by WRIMCO since January 1999 and has been an employee of WRIMCO since July 1993. Mr. Bailey earned a BS degree in business from Indiana University, and an MBA in financial management/statistics from the University of Chicago Graduate School of Business. He is a Chartered Financial Analyst.

Ivy Science and Technology Fund: Zachary H. Shafran is primarily responsible for the management of the Ivy Science and Technology Fund. Mr. Shafran has held his responsibilities since February 2001. He is Senior Vice President of WRIICO and WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Shafran served as an investment analyst with WRIMCO and its predecessor from June 1990 to January 1996 and has served as a portfolio manager since January 1996. Mr. Shafran earned a BSBA degree in Business and an MBA with an emphasis in Finance from the University of Missouri at Kansas City.

Ivy Small Cap Growth Fund: Grant P. Sarris is primarily responsible for the management of the Ivy Small Cap Growth Fund. Mr. Sarris has held his Fund responsibilities since May 1998. He is Senior Vice President of WRIICO and WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Sarris had served as an investment analyst with WRIMCO from October 1991 until January 1996 and had served as Assistant Portfolio Manager of Small Cap Growth Fund from January 1996 until May 1998. Mr. Sarris graduated from the University of Wisconsin with a BA degree in Japanese Language and Literature. He earned an MBA with an emphasis in Finance from the University of Minnesota, and is a Chartered Financial Analyst.

Ivy Tax-Managed Equity Fund: Barry M. Ogden is primarily responsible for the management of the Ivy Tax-Managed Equity Fund. Mr. Ogden has held his Fund responsibilities since January 2002. He is Senior Vice President of WRIICO, Vice President of WRIMCO, Vice President of the Fund and Vice President of another investment company for which WRIMCO serves as investment manager. Mr. Ogden has served as Assistant Portfolio Manager for investment companies managed by WRIMCO since January 1999 and has been an employee of WRIMCO since July 1994. He graduated from the University of Kansas with a BS degree in accounting, and has earned the designation of Certified Public Accountant. Mr. Ogden is a Chartered Financial Analyst.

Other members of WRIICO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to a Fund's investments.

Management Fee

Like all mutual funds, the Funds pay fees related to their daily operations. Expenses paid out of each Fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Fund pays a management fee to WRIICO (except that Ivy Global Natural Resources Fund pays a management fee to MFC) for providing investment advice and supervising its investments. Each Fund also pays other expenses, which are explained in the SAI.

The management fee is payable by a Fund at the annual rates of:

* Ivy Money Market Fund: 0.40% of net assets

* Ivy Limited-Term Bond Fund: 0.50% of net assets up to $500 million, 0.45% of net assets over $500 million and up to $1 billion, 0.40% of net assets over $1 billion and up to $1.5 billion, and 0.35% of net assets over $1.5 billion

* Ivy Municipal Bond Fund: 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion

* Ivy High Income Fund: 0.625% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion

* Ivy Tax-Managed Equity Fund: 0.65% of net assets up to $1 billion, 0.60% of net assets over $1 billion and up to $2 billion, 0.55% of net assets over $2 billion and up to $3 billion, and 0.50% of net assets over $3 billion

* Ivy Asset Strategy Fund, Ivy Core Equity Fund, Ivy Dividend Income Fund, Ivy Large Cap Growth Fund: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

* Ivy International Growth Fund, Ivy Mid Cap Growth Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion

* Ivy European Opportunities Fund: 1.00% of net assets up to $250 million; 0.85% of net assets over $250 million and up to $500 million, and 0.75% of net assets over $500 million

* Ivy International Fund: 1.00% of net assets up to $2 billion, 0.90% of net assets over $2 billion and up to $2.5 billion, 0.80% of net assets over $2.5 billion and up to $3 billion, and 0.70% of net assets over $3 billion

* Ivy Cundill Global Value Fund, Ivy Global Natural Resources Fund, Ivy International Value Fund, Ivy Pacific Opportunities Fund: 1.00% of net assets

Management fees for the following Funds as a percent of the Fund's net assets for its fiscal year ended March 31, 2003 were:
		Management Fee
Fund	Management Fees Paid[1]	without Voluntary Waiver[1]
Ivy Asset Strategy Fund	0.70%	na
Ivy Core Equity Fund	0.70%	na
Ivy High Income Fund	0.00%	0.63%
Ivy International Growth Fund	0.85%	na
Ivy Large Cap Growth Fund	0.57%	0.70%
Ivy Limited-Term Bond Fund	0.50%	na
Ivy Mid Cap Growth Fund	0.00%	0.85%
Ivy Money Market Fund	0.00%	0.40%
Ivy Municipal Bond Fund	0.53%	na
Ivy Science and Technology Fund	0.85%	na
Ivy Small Cap Growth Fund	0.85%	na
Ivy Tax-Managed Equity Fund	0.00%	0.65%

1 WRIICO has voluntarily agreed to waive its management fee for any day that a Fund's net assets are less than $25 million, subject to WRIICO's right to change or modify this waiver.

Management fees for the following Funds as a percent of the Fund's net assets for its fiscal year ended December 31, 2002 were:
Fund	Management Fees Paid
Ivy Cundill Global Value Fund	1.00%
Ivy European Opportunities Fund	1.00%
Ivy Global Natural Resources Fund	1.00%
Ivy International Fund	1.00%
Ivy International Value Fund	1.00%
Ivy Pacific Opportunities Fund	1.00%

1 Until December 31, 2002, Ivy Management, Inc. (IMI) provided business management services to the Ivy Funds and investment advisory services to the Ivy Funds. On December 31,2002, IMI, an indirect wholly owned subsidiary of Waddell & Reed Financial,Inc. (Waddell & Reed) and a wholly owned subsidiary of Ivy Acquisition Corporation (IAC), merged with and into IAC, a wholly owned subsidiary of Waddell & Reed. Upon effectiveness of the merger, IAC changed its name to Waddell and Reed Ivy Investment Company (WRIICO), and WRIICO assumed all of IMI's duties with respect to the Ivy Funds.

FINANCIAL HIGHLIGHTS

The following information is to help you understand the financial performance of each of the classes of each Fund for the fiscal periods shown. Certain information reflects financial results for a single Fund share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions.

The information for the Funds in the Ivy Funds, Inc. has been audited by Deloitte & Touche LLP, whose independent auditors' report, along with each Fund's financial statements for the fiscal year ended March 31, 2003, is included in the Funds' Annual Report to Shareholders, which is incorporated by reference into its Statement of Additional information. The annual report contains additional performance information and will be made available upon request and without charge.

The Financial Highlights for the fiscal year ended December 31, 2002, for the Funds in Ivy Fund have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the Ivy Fund's Annual Report to Shareholders, which is incorporated by reference into its Statement of Additional information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the fiscal years ended on or before December 31, 2001 for the Funds in Ivy Fund, have been audited by other independent auditors whose report thereon is incorporated by reference into the Statement of Additional information.

IVY ASSET STRATEGY FUND

(formerly, W&R Asset Strategy Fund)

	Selected Per-Share Data
		Increase (Decrease) From Investment Operations			Less Distributions
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	Dividends From Net Investment Income	Distributions From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-02 to 3-31-03	$11.33	$0.16	$(0.16)	$0.00	$(0.15)	$(0.00)	$(0.15)	$11.18
4-1-01 to 3-31-02	11.98	0.25	(0.40)	(0.15)	(0.30)	(0.20)	(0.50)	11.33
7-10-00[a] to 3-31-01	15.22	0.15	(0.60)	(0.45)	(0.13)	(2.66)	(2.79)	11.98
Class B
4-1-02 to 3-31-03	$11.32	$0.05	$(0.15)	$(0.10)	$(0.05)	$(0.00)	$(0.05)	$11.17
4-1-01 to 3-31-02	11.97	0.17	(0.41)	(0.24)	(0.21)	(0.20)	(0.41)	11.32
7-3-00[a] to 3-31-01	15.21	0.07	(0.60)	(0.53)	(0.05)	(2.66)	(2.71)	11.97
Class Ce
4-1-02 to 3-31-03	$11.32	$0.05	$(0.14)	$(0.09)	$(0.06)	$(0.00)	$(0.06)	$11.17
4-1-01 to 3-31-02	11.97	0.19	(0.43)	(0.24)	(0.21)	(0.20)	(0.41)	11.32
4-1-00 to 3-31-01	15.21	0.11	(0.62)	(0.51)	(0.07)	(2.66)	(2.73)	11.97
4-1-99 to 3-31-00	11.20	0.03	4.33	4.36	(0.05)	(0.30)	(0.35)	15.21
4-1-98 to 3-31-99	11.42	0.15	0.05	0.20	(0.16)	(0.26)	(0.42)	11.20
Class Y
4-1-02 to 3-31-03	$11.33	$0.11	$(0.10)	$0.01	$(0.16)	$(0.00)	$(0.16)	$11.18
4-1-01 to 3-31-02	11.98	0.28	(0.42)	(0.14)	(0.31)	(0.20)	(0.51)	11.33
4-1-00 to 3-31-01	15.26	0.24	(0.63)	(0.39)	(0.23)	(2.66)	(2.89)	11.98
4-1-99 to 3-31-00	11.21	0.15	4.33	4.48	(0.13)	(0.30)	(0.43)	15.26
4-1-98 to 3-31-99	11.43	0.26	0.05	0.31	(0.27)	(0.26)	(0.53)	11.21

(a) Commencement of operations of the class.

(b) Total return calculated without taking into account the sales load deducted on an initial purchase.

(c) Annualized.

(d) For the fiscal year ended March 31, 2001.

(e) The financial data shown for a Class C share are based on the financial data for a share of the fund's prior Class B.
On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.

(f) Not shown due to rounding.

		Ratios and Supplemental Data
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Class A
4-1-02 to 3-31-03	0.00%[b]	$9	1.40%	1.23%	109.38%
4-1-01 to 3-31-02	-1.25[b]	4	1.45	2.28	143.38
7-10-00[a] to 3-31-01	-3.77[b]	2	1.26[c]	2.26[c]	214.77[d]
Class B
4-1-02 to 3-31-03	-0.92%	$3	2.35%	0.31%	109.38%
4-1-01 to 3-31-02	-2.03	3	2.25	1.50	143.38
7-3-00[a] to 3-31-01	-4.35	2	2.15[c]	1.37[c]	214.77[d]
Class Ce
4-1-02 to 3-31-03	-0.79%	$51	2.20%	0.46%	109.38%
4-1-01 to 3-31-02	-1.98	47	2.20	1.59	143.38
4-1-00 to 3-31-01	-4.22	54	2.15	0.86	214.77
4-1-99 to 3-31-00	39.60	52	2.24	0.24	204.12
4-1-98 to 3-31-99	1.79	30	2.32	1.38	168.17
Class Y
4-1-02 to 3-31-03	0.08%	$1	1.32%	1.34%	109.38%
4-1-01 to 3-31-02	-1.14	1	1.33	2.44	143.38
4-1-00 to 3-31-01	-3.39	1	1.32	1.71	214.77
4-1-99 to 3-31-00	40.85	1	1.33	1.14	204.12
4-1-98 to 3-31-99	2.75	--[f]	1.45	2.25	168.17

IVY CORE EQUITY FUND

(formerly, W&R Core Equity Funda)

	Selected Per-Share Data
		Increase (Decrease) From Investment Operations			Less Distributions
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	Dividends From Net Investment Income	Distributions From Realized Gains	Total Distributions	Net Asset Value End of Period
Class A
4-1-02 to 3-31-03	$ 8.89	$(0.08)	$(2.18)	$(2.26)	$(0.00)	$(0.00)	$(0.00)	$6.63
4-1-01 to 3-31-02	9.51	(0.20)	(0.11)	(0.31)	(0.00)	(0.31)	(0.31)	8.89
7-3-00[b] to 3-31-01	13.89	(0.00)	(2.00)	(2.00)	(0.00)	(2.38)	(2.38)	9.51
Class B
4-1-02 to 3-31-03	$ 8.74	$(0.06)	$(2.23)	$(2.29)	$(0.00)	$(0.00)	$(0.00)	$6.45
4-1-01 to 3-31-02	9.44	(0.14)	(0.25)	(0.39)	(0.00)	(0.31)	(0.31)	8.74
7-11-00[b] to 3-31-01	14.10	(0.05)	(2.23)	(2.28)	(0.00)	(2.38)	(2.38)	9.44
Class Cf,g
4-1-02 to 3-31-03	$ 8.76	$(0.04)	$(2.24)	$(2.28)	$(0.00)	$(0.00)	$(0.00)	$ 6.48
4-1-01 to 3-31-02	9.45	(0.08)	(0.30)	(0.38)	(0.00)	(0.31)	(0.31)	8.76
4-1-00 to 3-31-01	13.76	(0.11)	(1.82)	(1.93)	(0.00)	(2.38)	(2.38)	9.45
4-1-99 to 3-31-00	11.52	(0.01)	2.71	2.70	(0.03)	(0.43)	(0.46)	13.76
4-1-98 to 3-31-99	12.24	0.03	0.82	0.85	(0.01)	(1.56)	(1.57)	11.52
Class Yf
4-1-02 to 3-31-03	$9.19	$0.04	$(2.37)	$(2.33)	$(0.00)	$(0.00)	$(0.00)	$6.86
4-1-01 to 3-31-02	9.82	(0.11)	(0.21)	(0.32)	(0.00)	(0.31)	(0.31)	9.19
4-1-00 to 3-31-01	14.08	(0.04)	(1.84)	(1.88)	(0.00)	(2.38)	(2.38)	9.82
4-1-99 to 3-31-00	11.78	0.06	2.80	2.86	(0.13)	(0.43)	(0.56)	14.08
4-1-98 to 3-31-99	12.46	0.12	0.84	0.96	(0.08)	(1.56)	(1.64)	11.78

(a) Core Equity Fund (formerly Total Return Fund) changed its name effective October 2, 2000.

(b) Commencement of operations of the class.

(c) Total return calculated without taking into account the sales load deducted on an initial purchase.

(d) Annualized.

(e) For the fiscal year ended March 31, 2001.

(f) Per share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.

(g) The financial data shown for a Class C share are based on the financial data for a share of the fund's prior Class B.
On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. Per share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.

		Ratios and Supplemental Data
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Class A
4-1-02 to 3-31-03	-25.42%[c]	$13	1.31%	0.28%	39.13%
4-1-01 to 3-31-02	-3.18[c]	9	1.26	-0.11	22.36
7-3-00[b] to 3-31-01	-16.72[c]	4	1.18[d]	-0.11[d]	39.02[e]
Class B
4-1-02 to 3-31-03	-26.20%	$5	2.36%	-0.76%	39.13%
4-1-01 to 3-31-02	-4.06	6	2.18	-1.04	22.36
7-11-00[b] to 3-31-01	-18.50	5	2.11[d]	-1.02[d]	39.02[e]
Class Cf,g
4-1-02 to 3-31-03	-26.03%	$200	2.18%	-0.58%	39.13%
4-1-01 to 3-31-02	-3.94	356	2.05	-0.91	22.36
4-1-00 to 3-31-01	-16.40	440	1.97	-0.93	39.02
4-1-99 to 3-31-00	23.98	585	1.98	-0.12	75.64
4-1-98 to 3-31-99	7.47	508	1.93	0.30	54.73
Class Yf
4-1-02 to 3-31-03	-25.35%	$2	1.20%	0.40%	39.13%
4-1-01 to 3-31-02	-3.18	4	1.17	-0.03	22.36
4-1-00 to 3-31-01	-15.62	2	1.15	-0.11	39.02
4-1-99 to 3-31-00	24.96	2	1.16	0.67	75.64
4-1-98 to 3-31-99	8.37	1	1.15	1.10	54.73

IVY CUNDILL GLOBAL VALUE FUND

		Selected Per-Share Data
		Increase (Decrease) From Investment Operations			Less Distributions
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	Dividends From Net Investment Income	Distributions From Realized Gains	Total Distributions	Net Asset Value End of Period
Class A
1-1-02 to 12-31-02	$ 9.64	$0.00[b]	$(1.17)	$(1.17)	$(0.00)	$(0.08)	$(0.08)	$8.39
9-4-01[a] to 12-31-01	10.15	0.01	(0.23)	(0.22)	(0.02)	(0.27)	(0.29)	9.64
Class B
1-1-02 to 12-31-02	$9.61	$(0.05)[b]	$(1.16)	$(1.21)	$(0.00)	$(0.08)	$(0.08)	$8.32
9-26-01[a] to 12-31-01	9.26	0.01	0.62	0.63	(0.02)	(0.26)	(0.28)	9.61
Class C
1-1-02 to 12-31-02	$9.57	$(0.07)[b]	$(1.16)	$(1.23)	$(0.00)	$(0.08)	$(0.08)	$8.26
10-19-01[a] to 12-31-01	9.44	0.01	0.40	0.41	(0.02)	(0.26)	(0.28)	9.57
Advisor Class
1-1-02 to 12-31-02	$ 9.55	$0.04[b]	$(1.17)	$(1.13)	$(0.00)	$(0.08)	$(0.08)	$8.34
1-1-01 to 12-31-01	10.07	0.03	(0.25)	(0.22)	(0.02)	(0.28)	(0.30)	9.55
4-19-00[a] to 12-31-00	10.00	0.05	0.41	0.46	(0.19)	(0.20)	(0.39)	10.07

(a) Commencement of operations of the class.

(b) Based on average shares outstanding.

(c) Total return calculated without taking into account the sales load deducted on an initial purchase.

(d) Not shown due to rounding.

(e) Annualized.

				Ratios and Supplemental Data
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Reimbursement	Ratio of Expenses to Average Net Assets without Reimbursement	Ratio of Net Investment Income (Loss) to Average Net Assets with Reimbursement	Ratio of Net Investment Income (Loss) to to Average Net Assets without Reimbursement	Portfolio Turnover Rate
Class A
1-1-02 to 12-31-02	-12.17%[c]	$ 1	2.28%	4.97%	0.02%	-2.67%	122%
9-4-01[a] to 12-31-01	-2.07[c]	--[d]	4.47[e]	31.77[e]	0.94[e]	-26.36[e]	57
Class B
1-1-02 to 12-31-02	-12.62%	$2	2.84%	5.53%	-0.54%	-3.23%	122%
9-26-01[a] to 12-31-01	6.91	1	6.04[e]	39.53[e]	0.60[e]	-32.89[e]	57
Class C
1-1-02 to 12-31-02	-12.88%	$--[d]	3.10%	5.79%	-0.80%	-3.49%	122%
10-19-01[a] to 12-31-01	4.44	--[d]	7.71[e]	51.61[e]	0.99[e]	-42.91[e]	57
Advisor Class
1-1-02 to 12-31-02	-11.86%	$2	1.83%	4.52%	0.47%	-2.22%	122%
1-1-01 to 12-31-01	-2.13	1	1.40	10.30	0.37	-8.53	57
4-19-00[a] to 12-31-00	4.66	1	1.95[e]	19.15[e]	0.70[e]	-16.50[e]	53

IVY EUROPEAN OPPORTUNITIES FUND

		Selected Per-Share Data
		Increase (Decrease) From Investment Operations			Less Distributions
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	Dividends From Net Investment Income	Distributions From Realized Gains	Total Distributions	Net Asset Value End of Period
Class A
1-1-02 to 12-31-02	$13.65	$ 0.01[b]	$(0.46)[c]	$ (0.45)	$(0.00)	$(0.00)	$(0.00)	$13.20
1-1-01 to 12-31-01	17.25	(0.08)	(3.49)[c]	(3.57)	(0.00)	(0.03)	(0.03)	13.65
1-1-00 to 12-31-00	17.13	(0.07)	0.82	0.75	(0.00)	(0.63)	(0.63)	17.25
5-4-99[a] to 12-31-99	10.01	0.00	16.35	16.35	(0.01)	(9.22)	(9.23)	17.13
Class B
1-1-02 to 12-31-02	$13.54	$(0.10)[b]	$ (0.51)	$ (0.61)	$(0.00)	$(0.00)	$(0.00)	$12.93
1-1-01 to 12-31-01	17.26	(0.20)	(3.49)	(3.69)	(0.00)	(0.03)	(0.03)	13.54
1-1-00 to 12-31-00	17.13	(0.18)	0.83	0.65	(0.00)	(0.52)	(0.52)	17.26
5-24-99[a] to 12-31-99	10.21	(0.01)	16.15	16.14	(0.00)	(9.22)	(9.22)	17.13
Class C
1-1-02 to 12-31-02	$13.59	$(0.10)[b]	$(0.51)	$(0.61)	$(0.00)	$(0.00)	$(0.00)	$12.98
1-1-01 to 12-31-01	17.32	(0.22)	(3.48)	(3.70)	(0.00)	(0.03)	(0.03)	13.59
1-1-00 to 12-31-00	17.13	(0.22)	0.88	0.66	(0.00)	(0.47)	(0.47)	17.32
10-24-99[a] to 12-31-99	11.57	(0.01)	6.00	5.99	(0.01)	(0.42)	(0.43)	17.13
Advisor Class
1-1-02 to 12-31-02	$13.80	$0.06[b]	$(0.52)	$(0.46)	$(0.00)	$(0.00)	$(0.00)	$13.34
1-1-01 to 12-31-01	17.39	(0.02)	(3.54)	(3.56)	(0.00)	(0.03)	(0.03)	13.80
1-1-00 to 12-31-00	17.23	(0.02)	0.85	0.83	(0.00)	(0.67)	(0.67)	17.39
5-3-99[a] to 12-31-99	10.01	0.00	16.46	16.46	(0.02)	(9.22)	(9.24)	17.23

(a) Commencement of operations of the class.

(b) Based on average shares outstanding.

(c) Includes redemption fees added to paid-in capital.

(d) Total return calculated without taking into account the sales load deducted on an initial purchase.

(e) Annualized.

		Ratios and Supplemental Data
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Reimbursement	Ratio of Expenses to Average Net Assets without Reimbursement	Ratio of Net Investment Income (Loss) to Average Net Assets with Reimbursement	Ratio of Net Investment Income (Loss) to to Average Net Assets without Reimbursement	Portfolio Turnover Rate
Class A
1-1-02 to 12-31-02	-3.30%[c,d]	$20	2.15%	2.15%	0.06%	0.06%	69%
1-1-01 to 12-31-01	-20.67[c,d]	31	2.15	2.17	-0.44	-0.46	66
1-1-00 to 12-31-00	4.51[d]	55	na	1.83	na	-0.36	46
5-4-99[a] to 12-31-99	215.58[d]	14	2.22[e]	6.10[e]	-0.15[e]	-4.03[e]	108
Class B
1-1-02 to 12-31-02	-4.51%	$25	2.92%	2.92%	-0.70%	-0.70%	69%
1-1-01 to 12-31-01	-21.35	34	2.89	2.91	-1.18	-1.20	66
1-1-00 to 12-31-00	4.12	57	na	2.59	na	-1.12	46
5-24-99[a] to 12-31-99	209.41	6	2.96[e]	6.84[e]	-0.89[e]	-5.97[e]	108
Class C
1-1-02 to 12-31-02	-4.49%	$19	2.92%	2.92%	-0.70%	-0.70%	69%
1-1-01 to 12-31-01	-21.32	25	2.91	2.93	-1.20	-1.22	66
1-1-00 to 12-31-00	3.98	50	na	2.58	na	-1.11	46
10-24-99[a] to 12-31-99	51.80	8	2.96[e]	6.84[e]	-0.89[e]	-4.77[e]	108
Advisor Class
1-1-02 to 12-31-02	-3.33%	$6	1.81%	1.81%	0.40%	0.40%	69%
1-1-01 to 12-31-01	-20.44	9	1.72	1.74	-0.00	-0.02	66
1-1-00 to 12-31-00	5.01	19	na	1.55	na	-0.09	46
5-3-99[a] to 12-31-99	217.16	5	1.93[e]	5.81[e]	0.14[e]	-3.74[e]	108

IVY GLOBAL NATURAL RESOURCES FUND

				Selected Per-Share Data
		Increase (Decrease) From Investment Operations				Less Distributions
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	Dividends From Net Investment Income	Distributions From Realized Gains	Total Distributions	Net Asset Value End of Period
Class A
1-1-02 to 12-31-02	$11.05	$(0.11)[a]	$ 0.63[b]	$ 0.52	$(0.00)	$(0.07)	$(0.07)	$11.50
1-1-01 to 12-31-01	9.74	0.04[a]	1.45	1.49	(0.18)	(0.00)	(0.18)	11.05
1-1-00 to 12-31-00	8.91	(0.07)	0.95	0.88	(0.05)	(0.00)	(0.05)	9.74
1-1-99 to 12-31-99	6.32	0.00[a]	2.59	2.59	(0.00)	(0.00)	(0.00)	8.91
1-1-98 to 12-31-98	9.01	0.03	(2.68)	(2.65)	(0.04)	(0.00)	(0.04)	6.32
Class B
1-1-02 to 12-31-02	$10.81	$(0.19)[a]	$ 0.57	$ 0.38	$(0.00)	$(0.00)	$(0.00)	$11.19
1-1-01 to 12-31-01	9.56	(0.02)[a]	1.42	1.40	(0.15)	(0.00)	(0.15)	10.81
1-1-00 to 12-31-00	8.77	(0.09)	0.90	0.81	(0.02)	(0.00)	(0.02)	9.56
1-1-99 to 12-31-99	6.27	(0.04)[a]	2.54	2.50	(0.00)	(0.00)	(0.00)	8.77
1-1-98 to 12-31-98	9.00	(0.04)	(2.65)	(2.69)	(0.04)	(0.00)	(0.04)	6.27
Class C
1-1-02 to 12-31-02	$10.61	$(0.18)[a]	$ 0.55	$ 0.37	$(0.00)	$(0.01)	$(0.01)	$10.97
1-1-01 to 12-31-01	9.40	(0.02)[a]	1.39	1.37	(0.16)	(0.00)	(0.16)	10.61
1-1-00 to 12-31-00	8.63	(0.07)	0.89	0.82	(0.05)	(0.00)	(0.05)	9.40
1-1-99 to 12-31-99	6.21	(0.04)[a]	2.46	2.42	(0.00)	(0.00)	(0.00)	8.63
1-1-98 to 12-31-98	9.00	(0.14)	(2.61)	(2.75)	(0.04)	(0.00)	(0.04)	6.21
Advisor Class
1-1-02 to 12-31-02	$11.02	$(0.07)[a]	$0.56	$0.49	$(0.00)	$(0.08)	$(0.08)	$11.43
1-1-01 to 12-31-01	9.74	0.09[a]	1.43	1.52	(0.24)	(0.00)	(0.24)	11.02
1-1-00 to 12-31-00	8.90	(0.05)	0.95	0.90	(0.06)	(0.00)	(0.06)	9.74
4-8-99[e] to 12-31-99	7.00	0.02[a]	1.88	1.90	(0.00)	(0.00)	(0.00)	8.90

(a) Based on average shares outstanding.

(b) Includes redemption fees added to paid-in capital.

(c) Total return calculated without taking into account the sales load deducted on an initial purchase.

(d) Not shown due to rounding.

(e) Commencement of operations of the class.

(f) Annualized.

(g) For the fiscal year ended December 31, 1999.

				Ratios and Supplemental Data
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Reimbursement	Ratio of Expenses to Average Net Assets without Reimbursement	Ratio of Net Investment Income (Loss) to Average Net Assets with Reimbursement	Ratio of Net Investment Income (Loss) to to Average Net Assets without Reimbursement	Portfolio Turnover Rate
Class A
1-1-02 to 12-31-02	4.66%[b,c]	$17	2.22%	2.38%	-0.91%	-1.07%	67%
1-1-01 to 12-31-01	15.40[c]	8	2.25	3.71	0.38	-1.08	169
1-1-00 to 12-31-00	9.86[c]	6	2.29	4.54	-0.69	-2.94	134
1-1-99 to 12-31-99	40.98[c]	6	2.16	4.53	0.02	-2.35	157
1-1-98 to 12-31-98	-29.35[c]	1	2.22	5.75	0.29	-3.24	98
Class B
1-1-02 to 12-31-02	3.52%	$9	2.93%	3.09%	-1.62%	-1.78%	67%
1-1-01 to 12-31-01	14.73	5	2.87	4.33	-0.24	-1.70	169
1-1-00 to 12-31-00	9.27	3	2.80	5.05	-1.20	-3.45	134
1-1-99 to 12-31-99	39.87	3	2.71	5.08	-0.53	-2.90	157
1-1-98 to 12-31-98	-29.82	1	2.90	6.43	-0.39	-3.92	98
Class C
1-1-02 to 12-31-02	3.46%	$ 5	2.94%	3.10%	-1.64%	-1.80%	67%
1-1-01 to 12-31-01	14.62	2	2.86	4.32	-0.23	-1.69	169
1-1-00 to 12-31-00	9.49	1	2.70	4.95	-1.10	-3.35	134
1-1-99 to 12-31-99	38.97	--	2.73	5.10	-0.55	-2.92	157
1-1-98 to 12-31-98	-30.49	--[d]	3.57	7.10	-1.06	-4.59	98
Advisor Class
1-1-02 to 12-31-02	4.46%	$ 1	1.82%	1.98%	-0.51%	-0.67	67%
1-1-01 to 12-31-01	15.71	--[d]	1.78	3.24	0.85	-0.61	169
1-1-00 to 12-31-00	10.17	--[d]	2.02	4.27	-0.42	-2.67	134
4-8-99[e] to 12-31-99	27.14	--[d]	1.87[f]	4.24[f]	0.31[f]	-2.06[f]	157 [g]

IVY HIGH INCOME FUND

(formerly, W&R High Income Fund)

				Selected Per-Share Data
		Increase (Decrease) From Investment Operations				Less Distributions
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	Dividends Declared From Net Investment Income	Distributions From Realized Gains	Total Distributions	Net Asset Value End of Period
Class A
4-1-02 to 3-31-03	$8.48	$0.64	$(0.41)	$0.23	$(0.64)	$(0.00)	$(0.64)	$8.07
4-1-01 to 3-31-02	8.54	0.74	(0.06)	0.68	(0.74)	(0.00)	(0.74)	8.48
7-3-00[a] to 3-31-01	9.04	0.58	(0.50)	0.08	(0.58)	(0.00)	(0.58)	8.54
Class B
4-1-02 to 3-31-03	$8.48	$0.56	$(0.41)	$0.15	$(0.56)	$(0.00)	$(0.56)	$8.07
4-1-01 to 3-31-02	8.54	0.68	(0.06)	0.62	(0.68)	(0.00)	(0.68)	8.48
7-18-00[a] to 3-31-01	9.03	0.48	(0.49)	(0.01)	(0.48)	(0.00)	(0.48)	8.54
Class Cf
4-1-02 to 3-31-03	$ 8.48	$0.57	$(0.41)	$0.16	$(0.57)	$(0.00)	$(0.57)	$8.07
4-1-01 to 3-31-02	8.54	0.68	(0.06)	0.62	(0.68)	(0.00)	(0.68)	8.48
4-1-00 to 3-31-01	9.27	0.73	(0.73)	0.00	(0.73)	(0.00)	(0.73)	8.54
4-1-99 to 3-31-00	9.94	0.69	(0.67)	0.02	(0.69)	(0.00)	(0.69)	9.27
4-1-98 to 3-31-99	10.79	0.63	(0.82)	(0.19)	(0.63)	(0.03)	(0.66)	9.94
Class Y
4-1-02 to 3-31-03	$8.48	$0.64	$(0.41)	$0.23	$(0.64)	$(0.00)	$(0.64)	$8.07
4-1-01 to 3-31-02	8.54	0.75	(0.06)	0.69	(0.75)	(0.00)	(0.75)	8.48
4-1-00 to 3-31-01	9.27	0.78	(0.73)	0.05	(0.78)	(0.00)	(0.78)	8.54
4-1-99 to 3-31-00	9.94	0.77	(0.67)	0.10	(0.77)	(0.00)	(0.77)	9.27
12-30-98[a] to 3-31-99	9.97	0.20	0.00	0.20	(0.20)	(0.03)	(0.23)	9.94

(a) Commencement of operations of the class.

(b) Total return calculated without taking into account the sales load deducted on an initial purchase.

(c) Annualized.

(d) For the fiscal year ended March 31, 2001.

(e) Not shown due to rounding.

(f) The financial data shown for a Class C share are based on the financial data for a share of the fund's prior Class B.
On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.

(g) For the fiscal year ended March 31, 1999.

				Ratios and Supplemental Data
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Waiver	Ratio of Expenses to Average Net Assets without Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets with Waiver	Ratio of Net Investment Income (Loss) to to Average Net Assets without Waiver	Portfolio Turnover Rate
Class A
4-1-02 to 3-31-03	3.02%[b]	$6	0.91%	1.44%	7.83%	7.30%	52.20%
4-1-01 to 3-31-02	8.46[b]	2	0.84	1.14	9.00	8.70	82.42
7-3-00[a] to 3-31-01	0.90[b]	--[e]	1.05[c]	1.42[c]	9.01[c]	8.64[c]	114.89[d]
Class B
4-1-02 to 3-31-03	2.06%	$2	1.84%	2.37%	6.90%	6.37%	52.20%
4-1-01 to 3-31-02	7.64	1	1.74	2.36	8.09	7.47	82.42
7-18-00[a] to 3-31-01	0.09	1	1.85[c]	2.50[c]	8.30[c]	7.65[c]	114.89[d]
Class Cf
4-1-02 to 3-31-03	2.15%	$18	1.74%	2.27%	7.05%	6.52%	52.20%
4-1-01 to 3-31-02	7.58	17	1.82	2.46	8.01	7.36	82.42
4-1-00 to 3-31-01	0.18	19	1.78	2.41	8.38	7.75	114.89
4-1-99 to 3-31-00	0.17	23	2.17	2.26	7.16	7.07	71.31
4-1-98 to 3-31-99	-1.72	25	2.20	--	6.29	--	50.98
Class Y
4-1-02 to 3-31-03	3.03%	$4	1.08%	1.61%	7.22%	6.69%	52.20%
4-1-01 to 3-31-02	8.50	--[e]	0.79	1.08	8.99	8.71	82.42
4-1-00 to 3-31-01	0.79	--[e]	1.20	1.62	8.95	8.52	114.89
4-1-99 to 3-31-00	0.94	--[e]	1.40	1.46	7.85	7.79	71.31
12-30-98[a] to 3-31-99	2.45	--[e]	0.26[c]	--	8.55[c]	--	50.98[g]

IVY INTERNATIONAL FUND

		Selected Per-Share Data
		Increase (Decrease) From Investment Operations			Less Distributions
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	Dividends From Net Investment Income	Distributions From Realized Gains	Total Distributions	Net Asset Value End of Period
Class A
1-1-02 to 12-31-02	$20.69	$0.06[a]	$ (4.40)[b]	$ (4.34)	$(0.00)	$(0.00)	$(0.00)	$16.35
1-1-01 to 12-31-01	26.20	0.05	(5.56)[b]	(5.51)	(0.00)	(0.00)	(0.00)	20.69
1-1-00 to 12-31-00	47.09	0.19	(12.44)	(12.25)	(0.04)	(8.60)	(8.64)	26.20
1-1-99 to 12-31-99	41.20	0.30	8.31	8.61	(0.24)	(2.48)	(2.72)	47.09
1-1-98 to 12-31-98	39.03	0.37	2.50	2.87	(0.35)	(0.35)	(0.70)	41.20
Class B
1-1-02 to 12-31-02	$20.03	$(0.12)[a]	$ (4.29)	$ (4.41)	$(0.00)	$(0.00)	$(0.00)	$15.62
1-1-01 to 12-31-01	25.64	(0.21)	(5.40)	(5.61)	(0.00)	(0.00)	(0.00)	20.03
1-1-00 to 12-31-00	46.78	(0.17)	(12.33)	(12.50)	(0.04)	(8.60)	(8.64)	25.64
1-1-99 to 12-31-99	40.97	(0.06)	8.27	8.21	(0.00)	(2.40)	(2.40)	46.78
1-1-98 to 12-31-98	38.82	0.00	2.50	2.50	(0.00)	(0.35)	(0.35)	40.97
Class C
1-1-02 to 12-31-02	$19.90	$(0.11)[a]	$ (4.27)	$ (4.38)	$(0.00)	$(0.00)	$(0.00)	$15.52
1-1-01 to 12-31-01	25.46	(0.21)	(5.35)	(5.56)	(0.00)	(0.00)	(0.00)	19.90
1-1-00 to 12-31-00	46.57	(0.19)	(12.28)	(12.47)	(0.04)	(8.60)	(8.64)	25.46
1-1-99 to 12-31-99	40.79	(0.05)	8.23	8.18	(0.00)	(2.40)	(2.40)	46.57
1-1-98 to 12-31-98	38.64	0.00	2.50	2.50	(0.00)	(0.35)	(0.35)	40.79
Advisor Class
1-1-02 to 12-31-02	$20.67	$(0.24)[a]	$(3.58)	$(3.82)	$(0.00)	$(0.00)	$(0.00)	$16.85
1-1-01 to 12-31-01	26.25	0.01	(5.59)	(5.58)	(0.00)	(0.00)	(0.00)	20.67
8-31-00[d] to 12-31-00	40.05	0.02	(5.18)	(5.16)	(0.04)	(8.60)	(8.64)	26.25

(a) Based on average shares outstanding.

(b) Includes redemption fees added to paid-in capital.

(c) Total return calculated without taking into account the sales load deducted on an initial purchase.

(d) Commencement of operations of the class.

(e) Not shown due to rounding.

(f) Annualized.

(g) For the fiscal year ended December 31, 2000.

		Ratios and Supplemental Data
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Reimbursement	Ratio of Expenses to Average Net Assets without Reimbursement	Ratio of Net Investment Income (Loss) to Average Net Assets with Reimbursement	Ratio of Net Investment Income (Loss) to to Average Net Assets without Reimbursement	Portfolio Turnover Rate
Class A
1-1-02 to 12-31-02	-20.96%[b,c]	$ 127	1.89%	1.89%	na	0.32%	34%
1-1-01 to 12-31-01	-21.03[b,c]	345	1.60	1.66	0.18%	0.12	43
1-1-00 to 12-31-00	-17.26[c]	588	na	1.66	na	0.37	91
1-1-99 to 12-31-99	21.05[c]	1,574	na	1.66	na	0.63	7
1-1-98 to 12-31-98	7.34[c]	1,614	na	1.58	na	0.83	15
Class B
1-1-02 to 12-31-02	-22.00%	$ 68	2.85%	2.85%	na	-0.64%	34%
1-1-01 to 12-31-01	-21.88	137	2.54	2.60	-0.76%	-0.82	43
1-1-00 to 12-31-00	-17.95	281	na	2.50	na	-0.47	91
1-1-99 to 12-31-99	20.15	541	na	2.42	na	-0.13	7
1-1-98 to 12-31-98	6.43	543	na	2.41	na	-0.01	15
Class C
1-1-02 to 12-31-02	-22.00%	$ 14	2.83%	2.83%	na	-0.62%	34%
1-1-01 to 12-31-01	-21.84	26	2.54	2.60	-0.76%	-0.82	43
1-1-00 to 12-31-00	-17.97	57	na	2.49	na	-0.46	91
1-1-99 to 12-31-99	20.16	143	na	2.42	na	-0.13	7
1-1-98 to 12-31-98	6.46	154	na	2.40	na	0.01	15
Advisor Class
1-1-02 to 12-31-02	-18.71%	$--[e]	3.46%	3.46%	na	-1.24%	34%
1-1-01 to 12-31-01	-21.26	--[e]	1.69	1.75	0.09%	0.03	43
8-31-00[d] to 12-31-00	-12.09	--[e]	na	2.10[f]	na	-0.08[f]	91 [g]

IVY INTERNATIONAL GROWTH FUND

(formerly, W&R International Growth Fund)

	Selected Per-Share Data
		Increase (Decrease) From Investment Operations			Less Distributions
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	Dividends From Net Investment Income	Distributions From Realized Gains	Total Distributions	Net Asset Value End of Period
Class A
4-1-02 to 3-31-03	$ 9.82	$(0.03)	$(2.22)	$(2.25)	$(0.00)	$(0.00)	$(0.00)	$ 7.57
4-1-01 to 3-31-02	12.03	(0.17)	(2.01)	(2.18)	(0.00)	(0.03)	(0.03)	9.82
7-3-00[a] to 3-31-01	24.33	(0.02)	(6.46)	(6.48)	(0.00)	(5.82)	(5.82)	12.03
Class B
4-1-02 to 3-31-03	$ 9.65	$(0.11)	$(2.19)	$(2.30)	$(0.00)	$(0.00)	$(0.00)	$ 7.35
4-1-01 to 3-31-02	11.94	(0.19)	(2.07)	(2.26)	(0.00)	(0.03)	(0.03)	9.65
7-10-00[a] to 3-31-01	24.59	(0.09)	(6.74)	(6.83)	(0.00)	(5.82)	(5.82)	11.94
Class Ce
4-1-02 to 3-31-03	$ 9.69	$(0.08)	$ (2.21)	$ (2.29)	$(0.00)	$(0.00)	$(0.00)	$ 7.40
4-1-01 to 3-31-02	11.96	(0.11)	(2.13)	(2.24)	(0.00)	(0.03)	(0.03)	9.69
4-1-00 to 3-31-01	28.58	(0.17)	(10.63)	(10.80)	(0.00)	(5.82)	(5.82)	11.96
4-1-99 to 3-31-00	15.58	(0.34)	15.14	14.80	(0.00)	(1.80)	(1.80)	28.58
4-1-98 to 3-31-99	15.04	(0.07)	1.55	1.48	(0.00)	(0.94)	(0.94)	15.58
Class Y
4-1-02 to 3-31-03	$10.55	$(0.16)	$ (2.22)	$ (2.38)	$(0.00)	$(0.00)	$(0.00)	$ 8.17
4-1-01 to 3-31-02	12.87	(0.18)	(2.11)	(2.29)	(0.00)	(0.03)	(0.03)	10.55
4-1-00 to 3-31-01	29.86	(0.17)	(11.00)	(11.17)	(0.00)	(5.82)	(5.82)	12.87
4-1-99 to 3-31-00	16.08	(1.41)	16.99	15.58	(0.00)	(1.80)	(1.80)	29.86
4-1-98 to 3-31-99	15.35	0.05	1.62	1.67	(0.00)	(0.94)	(0.94)	16.08

a) Commencement of operations of the class.

(b) Total return calculated without taking into account the sales load deducted on an initial purchase.

(c) Annualized.

(d) For the fiscal year ended March 31, 2001.

(e) The financial data shown for a Class C share are based on the financial data for a share of the fund's prior Class B.
On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.

		Ratios and Supplemental Data
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Class A
4-1-02 to 3-31-03	-22.91%[b]	$5	2.10%	-0.10%	107.62%
4-1-01 to 3-31-02	-18.12[b]	7	1.89	-0.49	133.83
7-3-00[a] to 3-31-01	-29.73[b]	5	1.72[c]	-0.31[c]	103.03[d]
Class B
4-1-02 to 3-31-03	-23.83%	$2	3.24%	-1.22%	107.62%
4-1-01 to 3-31-02	-18.93	2	2.89	-1.42	133.83
7-10-00[a] to 3-31-01	-30.89	2	2.61[c]	-1.30[c]	103.03[d]
Class Ce
4-1-02 to 3-31-03	-23.63%	$ 46	2.93%	-0.86%	107.62%
4-1-01 to 3-31-02	-18.73	74	2.62	-1.03	133.83
4-1-00 to 3-31-01	-40.45	123	2.36	-1.03	103.03
4-1-99 to 3-31-00	97.89	233	2.37	-1.48	125.71
4-1-98 to 3-31-99	10.36	100	2.35	-0.53	116.25
Class Y
4-1-02 to 3-31-03	-22.56%	$11	1.63%	0.39%	107.62%
4-1-01 to 3-31-02	-17.79	8	1.52	-0.11	133.83
4-1-00 to 3-31-01	-39.91	7	1.44	-0.02	103.03
4-1-99 to 3-31-00	99.74	5	1.48	-0.80	125.71
4-1-98 to 3-31-99	11.41	1	1.44	0.36	116.25

IVY INTERNATIONAL VALUE FUND

	Selected Per-Share Data
		Increase (Decrease) From Investment Operations			Less Distributions
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	Dividends From Net Investment Income	Distributions From Realized Gains	Total Distributions	Net Asset Value End of Period
Class A
1-1-02 to 12-31-02	$ 9.10	$0.08[a]	$(1.53)[b]	$(1.45)	$(0.00)	$(0.00)	$(0.00)	$ 7.65
1-1-01 to 12-31-01	11.01	0.07	(1.96)[b]	(1.89)	(0.02)	(0.00)	(0.02)	9.10
1-1-00 to 12-31-00	11.99	0.14	(1.01)	(0.87)	(0.04)	(0.07)	(0.11)	11.01
1-1-99 to 12-31-99	9.48	0.09	2.54	2.63	(0.10)	(0.02)	(0.12)	11.99
1-1-98 to 12-31-98	8.98	0.08	0.52	0.60	(0.08)	(0.02)	(0.10)	9.48
Class B
1-1-02 to 12-31-02	$ 8.97	$ 0.01[a]	$(1.66)	$(1.65)	$(0.00)	$(0.00)	$(0.00)	$ 7.32
1-1-01 to 12-31-01	10.94	(0.02)	(1.93)	(1.95)	(0.02)	(0.00)	(0.02)	8.97
1-1-00 to 12-31-00	11.91	0.02	(0.96)	(0.94)	(0.01)	(0.02)	(0.03)	10.94
1-1-99 to 12-31-99	9.42	0.01	2.51	2.52	(0.01)	(0.02)	(0.03)	11.91
1-1-98 to 12-31-98	8.93	0.01	0.51	0.52	(0.01)	(0.02)	(0.03)	9.42
Class C
1-1-02 to 12-31-02	$ 8.97	$ 0.01[a]	$(1.66)	$(1.65)	$(0.00)	$(0.00)	$(0.00)	$ 7.32
1-1-01 to 12-31-01	10.94	(0.02)	(1.93)	(1.95)	(0.02)	(0.00)	(0.02)	8.97
1-1-00 to 12-31-00	11.92	0.02	(0.97)	(0.95)	(0.01)	(0.02)	(0.03)	10.94
1-1-99 to 12-31-99	9.42	0.02	2.51	2.53	(0.01)	(0.02)	(0.03)	11.92
1-1-98 to 12-31-98	8.93	0.01	0.51	0.52	(0.01)	(0.02)	(0.03)	9.42
Advisor Class
1-1-02 to 12-31-02	$ 9.14	$0.10[a]	$(1.70)	$(1.60)	$(0.00)	$(0.00)	$(0.00)	$ 7.54
1-1-01 to 12-31-01	11.03	0.11	(1.98)	(1.87)	(0.02)	(0.00)	(0.02)	9.14
1-1-00 to 12-31-00	11.99	0.50	(1.33)	(0.83)	(0.05)	(0.08)	(0.13)	11.03
1-1-99 to 12-31-99	9.48	0.04	2.64	2.68	(0.10)	(0.07)	(0.17)	11.99
2-23-98[a] to 12-31-98	9.63	0.11	(0.13)	(0.02)	(0.11)	(0.02)	(0.13)	9.48

(a) Based on average shares outstanding.

(b) Includes redemption fees added to paid-in capital.

(c) Total return calculated without taking into account the sales load deducted on an initial purchase.

(d) Not shown due to rounding.

(e) Commencement of operations of the class.

(f) Annualized.

(g) For the fiscal year ended December 31, 1998

		Ratios and Supplemental Data
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Reimbursement	Ratio of Expenses to Average Net Assets without Reimbursement	Ratio of Net Investment Income (Loss) to Average Net Assets with Reimbursement	Ratio of Net Investment Income (Loss) to to Average Net Assets without Reimbursement	Portfolio Turnover Rate
Class A
1-1-02 to 12-31-02	-15.93%[b,c]	$ 8	1.77%	2.32%	0.91%	0.36%	48%
1-1-01 to 12-31-01	-17.17[b,c]	13	1.77	2.15	0.58	0.20	39
1-1-00 to 12-31-00	-7.25[c]	24	1.74	1.92	0.96	0.78	36
1-1-99 to 12-31-99	27.79[c]	33	1.72	1.87	0.92	0.77	21
1-1-98 to 12-31-98	6.63[c]	25	1.74	1.88	0.80	0.66	16
Class B
1-1-02 to 12-31-02	-18.39%	$28	2.50%	3.05%	0.18%	-0.37%	48%
1-1-01 to 12-31-01	-17.84	46	2.50	2.88	-0.15	-0.53	39
1-1-00 to 12-31-00	-7.94	76	2.51	2.69	0.20	0.02	36
1-1-99 to 12-31-99	26.81	95	2.51	2.66	0.12	-0.03	21
1-1-98 to 12-31-98	5.84	81	2.49	2.63	0.05	-0.09	16
Class C
1-1-02 to 12-31-02	-18.39%	$ 9	2.50%	3.05%	0.18%	-0.37%	48%
1-1-01 to 12-31-01	-17.84	16	2.51	2.89	-0.16	-0.54	39
1-1-00 to 12-31-00	-7.97	30	2.51	2.69	0.19	0.01	36
1-1-99 to 12-31-99	26.91	44	2.49	2.64	0.14	-0.01	21
1-1-98 to 12-31-98	5.79	40	2.52	2.66	0.03	-0.11	16
Advisor Class
1-1-02 to 12-31-02	-17.51%	$--[d]	1.50%	2.05%	1.18%	0.63%	48%
1-1-01 to 12-31-01	-17.03	--[d]	1.47	1.85	0.89	0.51	39
1-1-00 to 12-31-00	-6.90	1	1.35	1.53	1.36	1.18	36
1-1-99 to 12-31-99	28.30	3	1.38	1.53	1.25	1.10	21
2-23-98[e] to 12-31-98	-0.15	1	1.32[f]	1.45[f]	1.23[f]	1.10[f]	16 [g]

IVY LARGE CAP GROWTH FUND

(formerly, W&R Large Cap Growth Fund)

		Selected Per-Share Data
		Increase (Decrease) From Investment Operations			Less Distributions
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	Dividends From Net Investment Income	Distributions From Realized Gains	Total Distributions	Net Asset Value End of Period
Class A
4-1-02 to 3-31-03	$ 9.21	$(0.03)	$(1.94)	$(1.97)	$(0.00)	$(0.00)	$(0.00)	$7.24
4-1-01 to 3-31-02	9.48	(0.04)	(0.23)	(0.27)	(0.00)	(0.00)	(0.00)	9.21
6-30-00[a] to 3-31-01	10.00	0.05	(0.45)	(0.40)	(0.06)	(0.06)	(0.12)	9.48
Class B
4-1-02 to 3-31-03	$ 9.05	$(0.14)	$(1.92)	$(2.06)	$(0.00)	$(0.00)	$(0.00)	$6.99
4-1-01 to 3-31-02	9.44	(0.16)	(0.23)	(0.39)	(0.00)	(0.00)	(0.00)	9.05
7-6-00[a] to 3-31-01	10.02	(0.03)	(0.49)	(0.52)	(0.00)	(0.06)	(0.06)	9.44
Class C
4-1-02 to 3-31-03	$ 9.10	$(0.10)	$(1.92)	$(2.02)	$(0.00)	$(0.00)	$(0.00)	$7.08
4-1-01 to 3-31-02	9.45	(0.12)	(0.23)	(0.35)	(0.00)	(0.00)	(0.00)	9.10
7-3-00[a] to 3-31-01	10.00	(0.00)	(0.48)	(0.48)	(0.01)	(0.06)	(0.07)	9.45
Class Y
4-1-02 to 3-31-03	$ 9.22	$(0.30)	$(1.66)	$(1.96)	$(0.00)	$(0.00)	$(0.00)	$7.26
4-1-01 to 3-31-02	9.48	(0.01)	(0.25)	(0.26)	(0.00)	(0.00)	(0.00)	9.22
7-6-00[a] to 3-31-01	10.02	0.09	(0.50)	(0.41)	(0.07)	(0.06)	(0.13)	9.48

(a) Commencement of operations of the class.

(b) Total return calculated without taking into account the sales load deducted on an initial purchase.

(c) Annualized.

(d) Not shown due to rounding.

		Ratios and Supplemental Data
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Waiver	Ratio of Expenses to Average Net Assets without Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets with Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets without Waiver	Portfolio Turnover Rate
Class A
4-1-02 to 3-31-03	-21.39%[b]	$21	1.28%	1.66%	-0.23%	-0.61%	71.98%
4-1-01 to 3-31-02	-2.85[b]	20	1.58	1.69	-0.38	-0.49	98.59
6-30-00[a] to 3-31-01	-4.27[b]	19	1.13[c]	1.34[c]	0.89[c]	0.68[c]	75.42
Class B
4-1-02 to 3-31-03	-22.76%	$2	2.93%	3.31%	-1.87%	-2.25%	71.98%
4-1-01 to 3-31-02	-4.13	2	2.98	3.19	-1.79	-2.00	98.59
7-6-00[a] to 3-31-01	-5.32	2	2.53[c]	3.00[c]	-0.60[c]	-1.07[c]	75.42
Class C
4-1-02 to 3-31-03	-22.28%	$4	2.26%	2.64%	-1.20%	-1.58%	71.98%
4-1-01 to 3-31-02	-3.60	7	2.51	2.68	-1.31	-1.48	98.59
7-3-00[a] to 3-31-01	-4.93	7	2.06[c]	2.44[c]	-0.08[c]	-0.46[c]	75.42
Class Y
4-1-02 to 3-31-03	-21.26%	$1	1.05%	1.43%	-0.00%	-0.38%	71.98%
4-1-01 to 3-31-02	-2.74	1	1.36	1.45	-0.20	-0.29	98.59
7-6-00[a] to 3-31-01	-4.38	--[d]	1.13[c]	1.34[c]	1.11[c]	0.90[c]	75.42

IVY LIMITED-TERM BOND FUND

(formerly, W&R Limited-Term Bond Fund)

	Selected Per-Share Data
		Increase (Decrease) From Investment Operations			Less Distributions
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	Dividends Declared From Net Investment Income	Distributions From Realized Gains	Total Distributions	Net Asset Value End of Period
Class A
4-1-02 to 3-31-03	$10.20	$0.36	$0.25	$0.61	$(0.36)	$(0.00)	$(0.36)	$10.45
4-1-01 to 3-31-02	10.17	0.51	0.03	0.54	(0.51)	(0.00)	(0.51)	10.20
8-17-00[a] to 3-31-01	9.84	0.36	0.33	0.69	(0.36)	(0.00)	(0.36)	10.17
Class B
4-1-02 to 3-31-03	$10.20	$0.27	$0.25	$0.52	$(0.27)	$(0.00)	$(0.27)	$10.45
4-1-01 to 3-31-02	10.17	0.42	0.03	0.45	(0.42)	(0.00)	(0.42)	10.20
7-3-00[a] to 3-31-01	9.80	0.36	0.37	0.73	(0.36)	(0.00)	(0.36)	10.17
Class Cg
4-1-02 to 3-31-03	$10.20	$0.27	$ 0.25	$0.52	$(0.27)	$(0.00)	$(0.27)	$10.45
4-1-01 to 3-31-02	10.17	0.42	0.03	0.45	(0.42)	(0.00)	(0.42)	10.20
4-1-00 to 3-31-01	9.76	0.48	0.41	0.89	(0.48)	(0.00)	(0.48)	10.17
4-1-99 to 3-31-00	10.16	0.47	(0.40)	0.07	(0.47)	(0.00)	(0.47)	9.76
4-1-98 to 3-31-99	10.14	0.44	0.02	0.46	(0.44)	(0.00)	(0.44)	10.16
Class Y
4-1-02 to 3-31-03	$10.20	$0.36	$ 0.25	$0.61	$(0.36)	$(0.00)	$(0.36)	$10.45
4-1-01 to 3-31-02	10.17	0.51	0.03	0.54	(0.51)	(0.00)	(0.51)	10.20
4-1-00 to 3-31-01	9.76	0.59	0.41	1.00	(0.59)	(0.00)	(0.59)	10.17
4-1-99 to 3-31-00	10.16	0.57	(0.40)	0.17	(0.57)	(0.00)	(0.57)	9.76
4-1-98 to 3-31-99	10.14	0.53	0.02	0.55	(0.53)	(0.00)	(0.53)	10.16

(a) Commencement of operations of the class.

(b) Total return calculated without taking into account the sales load deducted on an initial purchase.

(c) Not shown due to rounding.

(d) Annualized.

(e) Because the Fund's net assets exceeded $25 million for the entire period,there is no waiver of expenses.
Therefore, no ratio is provided.

(f) For the fiscal year ended March 31, 2001.

(g) The financial data shown for a Class C share are based on the financial data for a share of the fund's prior Class B.
On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.

		Ratios and Supplemental Data
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets with Waiver	Ratio of Expenses to Average Net Assets without Waiver	Portfolio Turnover Rate	Ratio of Net Investment Income (Loss) to to Average Net Assets without Waiver
Class A
4-1-02 to 3-31-03	6.15%[b]	$40	1.09%	--%[e]		3.32%	--%[e]	49.41%
4-1-01 to 3-31-02	5.42[b]	6	1.04	1.19		4.76	4.61	32.97
8-17-00[a] to 3-31-01	7.01[b]	--[c]	0.85[d]	1.09[d]		5.83[d]	5.59[d]	16.10[f]
Class B
4-1-02 to 3-31-03	5.18%	$5	2.01%	--%[e]		2.47%	--%[e]	49.41%
4-1-01 to 3-31-02	4.52	1	1.88	2.15		4.02	3.76	32.97
7-3-00[a] to 3-31-01	7.54	--[c]	1.81[d]	2.33[d]		4.91[d]	4.39[d]	16.10[f]
Class Cg
4-1-02 to 3-31-03	5.22%	$30	1.98%	--%[e]	2.59%		--%[e]	49.41%
4-1-01 to 3-31-02	4.46	20	1.94	2.21		4.04	3.77	32.97
4-1-00 to 3-31-01	9.48	18	1.82	2.34		4.97	4.44	16.10
4-1-99 to 3-31-00	0.73	19	1.81	2.19		4.75	4.37	37.02
4-1-98 to 3-31-99	4.65	21	2.11	--		4.34	--	32.11
Class Y
4-1-02 to 3-31-03	6.14%	$2	1.09%	--%[e]		3.42%	--%[e]	49.41%
4-1-01 to 3-31-02	5.41	1	1.04	1.18		4.97	4.83	32.97
4-1-00 to 3-31-01	10.56	2	0.83	1.07		5.95	5.71	16.10
4-1-99 to 3-31-00	1.69	1	0.69	0.84		6.03	5.88	37.02
4-1-98 to 3-31-99	5.60	--[c]	1.20	--		5.25	--	32.11

IVY MID CAP GROWTH FUND

(formerly, W&R Mid Cap Growth Fund)

	Selected Per-Share Data
		Increase (Decrease) From Investment Operations			Less Distributions
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	Dividends From Net Investment Income	Distributions From Realized Gains	Total Distributions	Net Asset Value End of Period
Class A
4-1-02 to 3-31-03	$ 8.91	$(0.05)	$(2.19)	$(2.24)	$(0.00)[d]	$(0.00)	$(0.00)	$6.67
4-1-01 to 3-31-02	9.11	0.02	(0.17)	(0.15)	(0.05)	(0.00)	(0.05)	8.91
6-30-00[a] to 3-31-01	10.00	0.11	(0.65)	(0.54)	(0.06)	(0.29)	(0.35)	9.11
Class B
4-1-02 to 3-31-03	$ 8.81	$(0.14)	$(2.18)	$(2.32)	$(0.00)	$(0.00)	$(0.00)	$6.49
4-1-01 to 3-31-02	9.07	(0.09)	(0.17)	(0.26)	(0.00)	(0.00)	(0.00)	8.81
7-6-00[a] to 3-31-01	10.01	0.02	(0.66)	(0.64)	(0.01)	(0.29)	(0.30)	9.07
Class C
4-1-02 to 3-31-03	$ 8.85	$(0.10)	$(2.19)	$(2.29)	$(0.00)	$(0.00)	$(0.00)	$6.56
4-1-01 to 3-31-02	9.08	(0.05)	(0.18)	(0.23)	(0.00)	(0.00)	(0.00)	8.85
7-3-00[a] to 3-31-01	10.00	0.04	(0.66)	(0.62)	(0.01)	(0.29)	(0.30)	9.08
Class Y
4-1-02 to 3-31-03	$ 8.91	$(0.01)	$(2.20)	$(2.21)	$(0.03)	$(0.00)	$(0.03)	$6.67
4-1-01 to 3-31-02	9.11	0.00	(0.14)	(0.14)	(0.06)	(0.00)	(0.06)	8.91
7-10-00[a] to 3-31-01	10.23	0.11	(0.88)	(0.77)	(0.06)	(0.29)	(0.35)	9.11

(a) Commencement of operations of the class.

(b) Total return calculated without taking into account the sales load deducted on an initial purchase.

(c) Annualized.

(d) Not shown due to rounding.

		Ratios and Supplemental Data
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Waiver	Ratio of Expenses to Average Net Assets without Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets with Waiver		Ratio of Net Investment Income (Loss) to to Average Net Assets without Waiver	Portfolio Turnover Rate
Class A
4-1-02 to 3-31-03	-25.13%[b]	$14	1.17%	2.02%	-0.49%	-1.34%	35.89%
4-1-01 to 3-31-02	-1.67[b]	15	1.17	1.84	0.34	-0.33	39.05
6-30-00[a] to 3-31-01	-5.88[b]	11	1.01[c]	1.65[c]	1.85[c]	1.21[c]	110.18
Class B
4-1-02 to 3-31-03	-26.33%	$2	2.73%	3.58%	-2.05%	-2.90%	35.89%
4-1-01 to 3-31-02	-2.87	2	2.49	3.90	-0.95	-2.37	39.05
7-6-00[a] to 3-31-01	-6.85	2	2.40[c]	3.93[c]	0.44[c]	-1.09[c]	110.18
Class C
4-1-02 to 3-31-03	-25.88%	$3	2.18%	3.03%	-1.50%	-2.35%	35.89%
4-1-01 to 3-31-02	-2.53	4	2.10	3.30	-0.55	-1.74	39.05
7-3-00[a] to 3-31-01	-6.58	4	1.99[c]	3.26[c]	0.84[c]	-0.43[c]	110.18
Class Y
4-1-02 to 3-31-03	-24.86%	$--[d]	0.86%	1.71%	-0.18%	-1.03%	35.89%
4-1-01 to 3-31-02	-1.52	--[d]	0.83	1.30	0.50	0.03	39.05
7-10-00[a] to 3-31-01	-7.97	--[d]	1.03[c]	1.68[c]	1.77[c]	1.11[c]	110.18

IVY MONEY MARKET FUND

(formerly, W&R Money Market Fund)

	Selected Per-Share Data
	Increase From Investment Operations		Less Distributions
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Less Dividends Declared	Net Asset Value End of Period
Class A
4-1-02 to 3-31-03	$1.00	$0.0124	$(0.0124)	$1.00
4-1-01 to 3-31-02	1.00	0.0259	(0.0259)	1.00
6-30-00[a] to 3-31-01	1.00	0.0413	(0.0413)	1.00
Class B
4-1-02 to 3-31-03	$1.00	$0.0015	$(0.0015)	$1.00
4-1-01 to 3-31-02	1.00	0.0147	(0.0147)	1.00
7-12-00[a] to 3-31-01	1.00	0.0299	(0.0299)	1.00
Class C
4-1-02 to 3-31-03	$1.00	$0.0019	$(0.0019)	$1.00
4-1-01 to 3-31-02	1.00	0.0157	(0.0157)	1.00
7-3-00[a] to 3-31-01	1.00	0.0332	(0.0332)	1.00

(a) Commencement of operations of the class.

(b) Annualized.

(c) Not shown due to rounding.

		Ratios and Supplemental Data
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Waiver	Ratio of Expenses to Average Net Assets without Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets with Waiver	Ratio of Net Investment Income (Loss) to to Average Net Assets without Waiver
Class A
4-1-02 to 3-31-03	1.25%	$10	0.52%	0.92%	1.26%	0.86%
4-1-01 to 3-31-02	2.70	5	0.81	1.03	2.60	2.38
6-30-00[a] to 3-31-01	4.11	5	0.92[b]	1.18[b]	5.49[b]	5.23[b]
Class B
4-1-02 to 3-31-03	0.16%	$1	1.59%	2.06%	0.14%	-0.33%
4-1-01 to 3-31-02	1.55	1	1.88	2.39	1.33	0.82
7-12-00[a] to 3-31-01	2.97	--[c]	2.29[b]	2.94[b]	4.05[b]	3.41[b]
Class C
4-1-02 to 3-31-03	0.20%	$10	1.56%	1.99%	0.18%	-0.25%
4-1-01 to 3-31-02	1.63	7	1.81	2.31	1.58	1.08
7-3-00[a] to 3-31-01	3.32	10	1.98[b]	2.54[b]	4.34[b]	3.78[b]

IVY MUNICIPAL BOND FUND

(formerly, W&R Municipal Bond Fund)

	Selected Per-Share Data
		Increase (Decrease) From Investment Operations			Less Distributions
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	Dividends Declared From Net Investment Income	Distributions From Realized Gains	Total Distributions	Net Asset Value End of Period
Class A
4-1-02 to 3-31-03	$10.61	$0.42	$0.49	$0.91	$(0.42)	$(0.00)	$(0.42)	$11.10
4-1-01 to 3-31-02	10.52	0.47	0.09	0.56	(0.47)	(0.00)	(0.47)	10.61
9-15-00[a] to 3-31-01	10.33	0.26	0.19	0.45	(0.26)	(0.00)	(0.26)	10.52
Class B
4-1-02 to 3-31-03	$10.61	$0.33	$0.49	$0.82	$(0.33)	$(0.00)	$(0.33)	$11.10
4-1-01 to 3-31-02	10.52	0.32	0.09	0.41	(0.32)	(0.00)	(0.32)	10.61
8-8-00[a] to 3-31-01	10.26	0.22	0.26	0.48	(0.22)	(0.00)	(0.22)	10.52
Class Cf
4-1-02 to 3-31-03	$10.61	$0.32	$ 0.49	$0.81	$(0.32)	$(0.00)	$(0.32)	$11.10
4-1-01 to 3-31-02	10.52	0.37	0.09	0.46	(0.37)	(0.00)	(0.37)	10.61
4-1-00 to 3-31-01	10.11	0.40	0.41	0.81	(0.40)	(0.00)	(0.40)	10.52
4-1-99 to 3-31-00	11.24	0.42	(1.11)	(0.69)	(0.42)	(0.02)	(0.44)	10.11
4-1-98 to 3-31-99	11.45	0.42	0.10	0.52	(0.42)	(0.31)	(0.73)	11.24
Class Y
4-1-02 to 3-31-03	$10.61	$0.40	$ 0.49	$0.89	$(0.40)	$(0.00)	$(0.40)	$11.10
4-1-01 to 3-31-02	10.52	0.44	0.09	0.53	(0.44)	(0.00)	(0.44)	10.61
4-1-00 to 3-31-01	10.11	0.47	0.41	0.88	(0.47)	(0.00)	(0.47)	10.52
4-1-99 to 3-31-00	11.24	0.48	(1.11)	(0.63)	(0.48)	(0.02)	(0.50)	10.11
12-30-98[a] to 3-31-99	11.58	0.13	(0.03)	0.10	(0.13)	(0.31)	(0.44)	11.24

(a) Commencement of operations of the class.

(b) Total return calculated without taking into account the sales load deducted on an initial purchase.

(c) Annualized.

(d) For the fiscal year ended March 31, 2001.

(e) Not shown due to rounding.

(f) The financial data shown for a Class C share are based on the financial data for a share of the fund's prior Class B.
On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.

(g) Recommencement of operations of the class.

(h) For the fiscal year ended March 31, 1999.

		Ratios and Supplemental Data
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Class A
4-1-02 to 3-31-03	8.71%[b]	$3	1.15%	3.79%	40.03%
4-1-01 to 3-31-02	5.38[b]	2	1.17	4.37	36.41
9-15-00[a] to 3-31-01	4.32[b]	1	1.21[c]	4.69[c]	34.78[d]
Class B
4-1-02 to 3-31-03	7.81%	$1	1.96%	2.98%	40.03%
4-1-01 to 3-31-02	3.97	--[e]	2.44	3.09	36.41
8-8-00[a] to 3-31-01	4.66	--[e]	2.82[c]	3.11[c]	34.78[d]
Class Cf
4-1-02 to 3-31-03	7.75%	$25	2.03%	2.95%	40.03%
4-1-01 to 3-31-02	4.40	24	2.13	3.44	36.41
4-1-00 to 3-31-01	8.22	26	2.13	3.94	34.78
4-1-99 to 3-31-00	-6.21	28	1.98	3.94	16.95
4-1-98 to 3-31-99	4.64	43	1.88	3.68	41.53
Class Y
4-1-02 to 3-31-03	8.52%	$--[e]	1.33%	3.64%	40.03%
4-1-01 to 3-31-02	5.10	--[e]	1.44	4.09	36.41
4-1-00 to 3-31-01	9.04	--[e]	1.47	4.61	34.78
4-1-99 to 3-31-00	-5.69	--[e]	1.40	4.52	16.95
12-30-98[g] to 3-31-99	0.80	--[e]	1.00[c]	4.40[c]	41.53[h]

IVY PACIFIC OPPORTUNITIES FUND

	Selected Per-Share Data
		Increase (Decrease) From Investment Operations			Less Distributions
For the Period From	Net Asset Value Beginning of Period	Net IInvestment ncome (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	Dividends From Net Investment Income	Distributions From Realized Gains	Total Distributions	Net Asset Value End of Period
Class A
1-1-02 to 12-31-02	$6.72	$ 0.01[a]	$(0.77)[b]	$(0.76)	$(0.00)	$(0.00)	$(0.00)	$5.96
1-1-01 to 12-31-01	7.42	(0.03)[a]	(0.66)[b]	(0.69)	(0.01)	(0.00)	(0.01)	6.72
1-1-00 to 12-31-00	9.15	0.07	(1.74)	(1.67)	(0.06)	(0.00)	(0.06)	7.42
1-1-99 to 12-31-99	6.30	0.08	2.86	2.94	(0.08)	(0.01)	(0.09)	9.15
1-1-98 to 12-31-98	8.04	0.13	(1.78)	(1.65)	(0.09)	(0.00)	(0.09)	6.30
Class B
1-1-02 to 12-31-02	$6.56	$(0.04)[a]	$(0.77)	$(0.81)	$(0.00)	$(0.00)	$(0.00)	$5.75
1-1-01 to 12-31-01	7.33	(0.08)[a]	(0.68)	(0.76)	(0.01)	(0.00)	(0.01)	6.56
1-1-00 to 12-31-00	9.04	0.01	(1.71)	(1.70)	(0.01)	(0.00)	(0.01)	7.33
1-1-99 to 12-31-99	6.24	0.02	2.81	2.83	(0.02)	(0.01)	(0.03)	9.04
1-1-98 to 12-31-98	7.96	0.05	(1.73)	(1.68)	(0.04)	(0.00)	(0.04)	6.24
Class C
1-1-02 to 12-31-02	$6.55	$(0.03)[a]	$(0.77)	$(0.80)	$(0.00)	$(0.00)	$(0.00)	$5.75
1-1-01 to 12-31-01	7.31	(0.08)[a]	(0.67)	(0.75)	(0.01)	(0.00)	(0.01)	6.55
1-1-00 to 12-31-00	9.07	0.01	(1.71)	(1.70)	(0.06)	(0.00)	(0.06)	7.31
1-1-99 to 12-31-99	6.25	0.02	2.82	2.84	(0.01)	(0.01)	(0.02)	9.07
1-1-98 to 12-31-98	7.94	0.08	(1.75)	(1.67)	(0.02)	(0.00)	(0.02)	6.25
Advisor Class
1-1-02 to 12-31-02	$6.59	$ 0.04[a]	$(0.82)	$(0.78)	$(0.00)	$(0.00)	$(0.00)	$5.81
1-1-01 to 12-31-01	7.30	(0.02)[a]	(0.68)	(0.70)	(0.01)	(0.00)	(0.01)	6.59
1-1-00 to 12-31-00	9.03	0.12[a]	(1.82)	(1.70)	(0.03)	(0.00)	(0.03)	7.30
1-1-99 to 12-31-99	6.27	0.04	2.86	2.90	(0.13)	(0.01)	(0.14)	9.03
2-10-98[e] to 12-31-98	7.89	0.08	(1.62)	(1.54)	(0.08)	(0.00)	(0.08)	6.27

(a) Based on average shares outstanding.

(b) Includes redemption fees added to paid-in capital.

(c) Total return calculated without taking into account the sales load deducted on an initial purchase.

(d) Not shown due to rounding.

(e) Commencement of operations of the class.

(f) Annualized.

(g) For the fiscal year ended December 31, 1998.

				Ratios and Supplemental Data
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Reimbursement	Ratio of Expenses to Average Net Assets without Reimbursement	Ratio of Net Investment Income (Loss) to Average Net Assets with Reimbursement	Ratio of Net Investment Income (Loss) to to Average Net Assets without Reimbursement	Portfolio Turnover Rate
Class A
1-1-02 to 12-31-02	-11.31%[b,c]	$ 5	2.21%	3.52%	0.20%	-1.11%	16%
1-1-01 to 12-31-01	-9.29[b,c]	6	2.21	3.57	-0.49	-1.85	82
1-1-00 to 12-31-00	-18.25[c]	9	2.16	3.10	0.83	-0.11	108
1-1-99 to 12-31-99	46.72[c]	13	2.19	2.84	1.01	0.36	23
1-1-98 to 12-31-98	-20.56[c]	9	2.30	2.86	1.60	1.04	56
Class B
1-1-02 to 12-31-02	-12.35%	$3	2.96%	4.27	-0.55%	-1.86%	16%
1-1-01 to 12-31-01	-10.35	4	2.95	4.31	-1.22	-2.58	82
1-1-00 to 12-31-00	-18.80	6	2.92	3.86	0.07	-0.87	108
1-1-99 to 12-31-99	45.33	8	2.97	3.62	0.24	-0.41	23
1-1-98 to 12-31-98	-21.04	6	3.08	3.64	0.82	0.26	56
Class C
1-1-02 to 12-31-02	-12.21%	$1	2.94%	4.25%	-0.53%	-1.84%	16%
1-1-01 to 12-31-01	-10.25	1	2.90	4.26	-1.18	-2.54	82
1-1-00 to 12-31-00	-18.79	2	3.03	3.97	-0.03	-0.97	108
1-1-99 to 12-31-99	45.41	1	3.03	3.68	0.18	-0.47	23
1-1-98 to 12-31-98	-21.02	1	2.98	3.54	0.92	0.36	56
Advisor Class
1-1-02 to 12-31-02	-11.84%	$--[d]	1.74%	3.05	0.67%	-0.64%	16%
1-1-01 to 12-31-01	-9.58	--[d]	2.03	3.39	-0.31	-1.67	82
1-1-00 to 12-31-00	-18.77	--[d]	1.77	2.71	1.23	0.29	108
1-1-99 to 12-31-99	46.29	--[d]	1.79	2.44	1.42	0.77	23
2-10-98[e] to 12-31-98	-19.56	--[d]	2.92[f]	3.48[f]	0.98[f]	0.42[f]	56 [g]

IVY SCIENCE AND TECHNOLOGY FUND

(formerly, W&R Science and Technology Fund)

	Selected Per-Share Data
		Increase (Decrease) From Investment Operations			Less Distributions
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	Dividends From Net Investment Income	Distributions From Realized Gains	Total Distributions	Net Asset Value End of Period
Class A
4-1-02 to 3-31-03	$18.19	$(0.32)	$(3.70)	$(4.02)	$(0.00)	$(0.00)	$(0.00)	$14.17
4-1-01 to 3-31-02	17.93	(0.45)	0.73	0.28	(0.00)	(0.02)	(0.02)	18.19
7-3-00[a] to 3-31-01	34.91	0.02	(9.35)	(9.33)	(0.00)	(7.65)	(7.65)	17.93
Class B
4-1-02 to 3-31-03	$17.88	$(0.34)	$(3.77)	$(4.11)	$(0.00)	$(0.00)	$(0.00)	$13.77
4-1-01 to 3-31-02	17.80	(0.38)	0.48	0.10	(0.00)	(0.02)	(0.02)	17.88
7-3-00[a] to 3-31-01	34.91	(0.06)	(9.40)	(9.46)	(0.00)	(7.65)	(7.65)	17.80
Class Ce
4-1-02 to 3-31-03	$17.97	$(0.25)	$ (3.84)	$ (4.09)	$(0.00)	$(0.00)	$(0.00)	$13.88
4-1-01 to 3-31-02	17.83	(0.24)	0.40	0.16	(0.00)	(0.02)	(0.02)	17.97
4-1-00 to 3-31-01	45.03	(0.12)	(19.43)	(19.55)	(0.00)	(7.65)	(7.65)	17.83
4-1-99 to 3-31-00	17.45	(0.95)	28.77	27.82	(0.00)	(0.24)	(0.24)	45.03
4-1-98 to 3-31-99	12.01	(0.09)	5.53	5.44	(0.00)	(0.00)	(0.00)	17.45
Class Y
4-1-02 to 3-31-03	$18.54	$(0.26)	$ (3.77)	$ (4.03)	$(0.00)	$(0.00)	$(0.00)	$14.51
4-1-01 to 3-31-02	18.21	(0.51)	0.86	0.35	(0.00)	(0.02)	(0.02)	18.54
4-1-00 to 3-31-01	45.36	(0.01)	(19.49)	(19.50)	(0.00)	(7.65)	(7.65)	18.21
4-1-99 to 3-31-00	17.65	(6.09)	34.04	27.95	(0.00)	(0.24)	(0.24)	45.36
6-9-98[a] to 3-31-99	12.20	0.01	5.44	5.45	(0.00)	(0.00)	(0.00)	17.65

(a) Commencement of operations of the class.

(b) Total return calculated without taking into account the sales load deducted on an initial purchase.

(c) Annualized.

(d) For the fiscal year ended March 31, 2001.

(e) The financial data shown for a Class C share are based on the financial data for a share of the fund's prior Class B.
On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.

(f) Not shown due to rounding.

(g) For the fiscal year ended March 31, 1999.

			Ratios and Supplemental Data
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Class A
4-1-02 to 3-31-03	-22.10%[b]	$14	1.79%	-0.92%	74.48%
4-1-01 to 3-31-02	1.56[b]	12	1.75	-0.76	90.92
7-3-00[a] to 3-31-01	-31.95[b]	6	1.70[c]	0.26[c]	111.25[d]
Class B
4-1-02 to 3-31-03	-22.99%	$4	3.00%	-2.12%	74.48%
4-1-01 to 3-31-02	0.56	4	2.75	-1.73	90.92
7-3-00[a] to 3-31-01	-32.37	3	2.53[c]	-0.55[c]	111.25[d]
Class Ce
4-1-02 to 3-31-03	-22.76%	$ 70	2.67%	-1.77%	74.48%
4-1-01 to 3-31-02	0.89	112	2.45	-1.40	90.92
4-1-00 to 3-31-01	-47.49	134	2.27	-0.44	111.25
4-1-99 to 3-31-00	159.75	283	2.20	-1.68	44.19
4-1-98 to 3-31-99	45.30	44	2.57	-1.26	51.00
Class Y
4-1-02 to 3-31-03	-21.74%	$3	1.41%	-0.53%	74.48%
4-1-01 to 3-31-02	1.92	3	1.39	-0.43	90.92
4-1-00 to 3-31-01	-47.00	1	1.35	0.47	111.25
4-1-99 to 3-31-00	158.67	2	1.36	-0.96	44.19
6-9-98[a] to 3-31-99	44.67	--[f]	0.62[c]	0.54[c]	51.00[g]

IVY SMALL CAP GROWTH FUND

(formerly, W&R Small Cap Growth Funda)

				Selected Per-Share Data
		Increase (Decrease) From Investment Operations			Less Distributions
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	Dividends From Net Investment Income	Distributions From Realized Gains	Total Distributions	Net Asset Value End of Period
Class A
4-1-02 to 3-31-03	$10.59	$(0.23)	$(2.11)	$(2.34)	$(0.00)	$(0.00)	$(0.00)	$ 8.25
4-1-01 to 3-31-02	9.43	(0.59)	1.75	1.16	(0.00)	(0.00)	(0.00)	10.59
7-3-00[b] to 3-31-01	19.64	(0.02)	(4.74)	(4.76)	(0.00)	(5.45)	(5.45)	9.43
Class B
4-1-02 to 3-31-03	$10.40	$(0.21)	$(2.18)	$(2.39)	$(0.00)	$(0.00)	$(0.00)	$ 8.01
4-1-01 to 3-31-02	9.36	(0.26)	1.30	1.04	(0.00)	(0.00)	(0.00)	10.40
7-6-00[b] to 3-31-01	19.26	(0.06)	(4.39)	(4.45)	(0.00)	(5.45)	(5.45)	9.36
Class Cf,g
4-1-02 to 3-31-03	$10.44	$(0.16)	$(2.21)	$(2.37)	$(0.00)	$(0.00)	$(0.00)	$ 8.07
4-1-01 to 3-31-02	9.38	(0.16)	1.22	1.06	(0.00)	(0.00)	(0.00)	10.44
4-1-00 to 3-31-01	21.64	(0.10)	(6.71)	(6.81)	(0.00)	(5.45)	(5.45)	9.38
4-1-99 to 3-31-00	14.74	(0.18)	10.22	10.04	(0.00)	(3.14)	(3.14)	21.64
4-1-98 to 3-31-99	14.29	(0.11)	2.91	2.80	(0.00)	(2.35)	(2.35)	14.74
Class Yf
4-1-02 to 3-31-03	$11.39	$(0.11)	$(2.39)	$(2.50)	$(0.00)	$(0.00)	$(0.00)	$ 8.89
4-1-01 to 3-31-02	10.14	(0.34)	1.59	1.25	(0.00)	(0.00)	(0.00)	11.39
4-1-00 to 3-31-01	22.65	(0.20)	(6.86)	(7.06)	(0.00)	(5.45)	(5.45)	10.14
4-1-99 to 3-31-00	15.21	(0.15)	10.73	10.58	(0.00)	(3.14)	(3.14)	22.65
4-1-98 to 3-31-99	14.55	0.00	3.01	3.01	(0.00)	(2.35)	(2.35)	15.21

(a) Small Cap Growth Fund (formerly Growth Fund) changed its name effective June 30, 2000.

(b) Commencement of operations of the class.

(c) Total return calculated without taking into account the sales load deducted on an initial purchase.

(d) Annualized.

(e) For the fiscal year ended March 31, 2001.

(f) Per-share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.

(g) The financial data shown for a Class C share are based on the financial data for a share of the fund's prior Class B.
On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. Per-share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.

			Ratios and Supplemental Data
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to to Average Net Assets	Ratio of INet Investment ncome (Loss) to Average Net Assets	Portfolio Turnover Rate
Class A
4-1-02 to 3-31-03	-22.10%[c]	$20	1.54%	-1.22%	30.63%
4-1-01 to 3-31-02	12.30[c]	16	1.39	-0.93	28.77
7-3-00[b] to 3-31-01	-28.30[c]	4	1.49[d]	-0.39[d]	47.85[e]
Class B
4-1-02 to 3-31-03	-22.98%	$7	2.64%	-2.31%	30.63%
4-1-01 to 3-31-02	11.11	8	2.43	-1.94	28.77
7-6-00[b] to 3-31-01	-27.29	5	2.31[d]	-1.18[d]	47.85[e]
Class Cf,g
4-1-02 to 3-31-03	-22.70%	$273	2.31%	-1.98%	30.63%
4-1-01 to 3-31-02	11.30	435	2.20	-1.70	28.77
4-1-00 to 3-31-01	-35.17	459	2.12	-0.81	47.85
4-1-99 to 3-31-00	73.38	801	2.11	-0.90	82.24
4-1-98 to 3-31-99	21.61	425	2.10	-0.90	51.41
Class Yf
4-1-02 to 3-31-03	-21.95%	$42	1.33%	-1.00%	30.63%
4-1-01 to 3-31-02	12.33	48	1.31	-0.83	28.77
4-1-00 to 3-31-01	-34.67	21	1.30	-0.02	47.85
4-1-99 to 3-31-00	74.71	17	1.30	-0.09	82.24
4-1-98 to 3-31-99	22.73	8	1.18	0.08	51.41

IVY TAX-MANAGED EQUITY FUND

(formerly, W&R Tax-Managed Equity Fund)

			Selected Per-Share Data

		Increase (Decrease) From Investment Operations			Less Distributions
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	Dividends From Net Investment Income	Distributions From Realized Gains	Total Distributions	Net Asset Value End of Period
Class A
4-1-02 to 3-31-03	$ 6.43	$(0.03)	$(0.67)	$(0.70)	$(0.00)	$(0.00)	$(0.00)	$5.73
4-1-01 to 3-31-02	7.19	(0.08)	(0.68)	(0.76)	(0.00)	(0.00)	(0.00)	6.43
6-30-00[a] to 3-31-01	10.00	(0.00)	(2.81)	(2.81)	(0.00)	(0.00)	(0.00)	7.19
Class B
4-1-02 to 3-31-03	$ 6.31	$(0.11)	$(0.62)	$(0.73)	$(0.00)	$(0.00)	$(0.00)	$5.58
4-1-01 to 3-31-02	7.12	(0.13)	(0.68)	(0.81)	(0.00)	(0.00)	(0.00)	6.31
7-13-00[a] to 3-31-01	10.06	(0.05)	(2.89)	(2.94)	(0.00)	(0.00)	(0.00)	7.12
Class C
4-1-02 to 3-31-03	$ 6.32	$(0.12)	$(0.63)	$(0.75)	$(0.00)	$(0.00)	$(0.00)	$5.57
4-1-01 to 3-31-02	7.13	(0.19)	(0.62)	(0.81)	(0.00)	(0.00)	(0.00)	6.32
7-6-00[a] to 3-31-01	10.01	(0.06)	(2.82)	(2.88)	(0.00)	(0.00)	(0.00)	7.13

(a) Commencement of operations of the class.

(b) Total return calculated without taking into account the sales load deducted on an initial purchase.

(c) Annualized.

(d) Not shown due to rounding.

				Ratios and Supplemental Data
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Waiver	Ratio of Expenses to Average Net Assets without Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets with Waiver	Ratio of Net Investment Income (Loss) to to Average Net Assets without Waiver	Portfolio Turnover Rate
Class A
4-1-02 to 3-31-03	-10.89%[b]	$4	1.50%	2.15%	-0.67%	-1.32%	145.24%
4-1-01 to 3-31-02	-10.57[b]	4	1.62	2.17	-0.92	-1.46	95.60
6-30-00[a] to 3-31-01	-28.10[b]	4	1.27[c]	1.80[c]	-0.09[c]	-0.62[c]	73.46
Class B
4-1-02 to 3-31-03	-11.57%	$--[d]	2.47%	3.12%	-1.63%	-2.28%	145.24%
4-1-01 to 3-31-02	-11.38	--[d]	2.56	3.42	-1.86	-2.71	95.60
7-13-00[a] to 3-31-01	-29.22	--[d]	2.45[c]	3.48[c]	-1.74[c]	-2.77[c]	73.46
Class C
4-1-02 to 3-31-03	-11.87%	$1	2.64%	3.29%	-1.81%	-2.46%	145.24%
4-1-01 to 3-31-02	-11.36	1	2.76	3.69	-2.07	-2.99	95.60
7-6-00[a] to 3-31-01	-28.77	--[d]	2.35[c]	3.34[c]	-1.52[c]	-2.50[c]	73.46

This page for your notes and calculations.

IVY FUNDS

Custodian
UMB Bank, n.a.
928 Grand Boulevard
Kansas City, Missouri 64106

Legal Counsel
Bell, Boyd & Lloyd LLC
Three First National Plaza
70 West Madison Street
Suite 3300
Chicago, Illinois 60602-4207

Independent Auditors
Deloitte & Touche llp
1010 Grand Boulevard
Kansas City, Missouri
64106-2232

Investment Manager
Waddell & Reed Ivy Investment Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
800-777-6472

Distributor
Ivy Funds Distributor, Inc.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
800-777-6472

Transfer Agent
Waddell & Reed
Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
800-777-6472

Accounting Services Agent
Waddell & Reed
Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
800-777-6472

IVY FUNDS

You can get more information about each Fund in the --

* Statement of Additional Information (SAI), which contains detailed information about a Fund, particularly the investment policies and practices. You may not be aware of important information about a Fund unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).

* Annual and Semiannual Reports to Shareholders, which detail a Fund's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during the year covered by the report.

To request a copy of the Funds' current SAI or copies of the most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the Fund or Ivy Funds Disributor, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual reports may also be requested via e-mail at request@waddell.com.

Information about the Funds (including the current SAI and most recent Annual and Semiannual Reports) is available from the SEC's web site at http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public Reference Room in Washington, D.C. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202-942-8090.

The Funds' SEC file numbers are as follows:

 Ivy Funds, Inc. 811-6569

 Ivy Fund: 811-01028

IVY FUNDS DISTRIBUTOR, INC.

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

913-236-2000

800-777-6472

WRP3300 (7-03) 526863

                      IVY CUNDILL GLOBAL VALUE FUND
                     IVY EUROPEAN OPPORTUNITIES FUND
                    IVY GLOBAL NATURAL RESOURCES FUND
                         IVY INTERNATIONAL FUND
                      IVY INTERNATIONAL VALUE FUND
                         IVY CASH RESERVES FUND
                     IVY PACIFIC OPPORTUNITIES FUND

                      Supplement Dated July 25, 2003
     to the Statement of Additional Information Dated April 17, 2003

The following supplements the disclosure regarding Classes in the
Statement of Additional Information, and is applicable to each of the
Funds, with the exception of Ivy Cash Reserves Fund. Ivy Cash Reserves
Fund does not offer Class Y shares.

Distribution Services:

    RULE 12B-1 DISTRIBUTION PLANS. The Trust has adopted on behalf of each Fund, in accordance with Rule 12b-1 under the 1940 Act, separate Rule
12b-1 distribution plans pertaining to each Fund's Class A, Class B, Class
C and Class Y shares (each, a "Plan"). In adopting each Plan, a majority of the Independent Trustees have concluded in accordance with the requirements of Rule 12b-1 that there is a reasonable likelihood that each
Plan will benefit each Fund and its shareholders. The Trustees of the
Trust believe that the Plans should result in greater sales and/or fewer redemptions of each Fund's shares, although it is impossible to know for certain the level of sales and redemptions of any Fund's shares in the absence of a Plan or under an alternative distribution arrangement.

    Under the Plan for Class Y shares, with respect to each Fund, subject to the limitation on total plan fees set forth below, the Trust is authorized to pay to the Distributor an amount not to exceed on an annual basis .25 of 1% of each Fund's average net assets of its Class Y shares as a "distribution fee" to finance the distribution of that Fund's Class Y shares payable to the Distributor daily or at such other intervals as the
Board of Trustees may determine.

    With respect to each Fund, subject to the limitation on total plan fees set forth below, the Trust is authorized to pay to the Distributor an amount not to exceed on an annual basis .25 of 1% of each Fund's average net assets of its Class Y shares as a "service fee" to finance shareholder servicing by the Distributor or its affiliated companies to encourage and foster the maintenance of shareholder accounts of the particular Fund's
Class Y shares. The amounts shall be payable to the Distributor daily or at such other intervals as the Board of Trustees may determine.

    With respect to each Fund, the Trust is authorized to pay both a distribution fee and a service fee to the Distributor provided that the total amount of fees paid to the Distributor pursuant to this Plan shall not exceed on an annual basis .25 of 1% of the average net assets of that
Fund's Class Y shares.

FUND ACCOUNTING SERVICES

    As of July 1, 2003, the fees for fund accounting services paid by the
Funds are:

    Funds Average Assets        Annualized Base
    for the Month:              Monthly Fee
    $  0 - $ 10 million         $      0
    $ 10 - $ 25 million         $ 11,500
    $ 25 - $ 50 million         $ 23,100
    $ 50 - $100 million         $ 35,500
    $100 - $200 million         $ 48,400
    $200 - $350 million         $ 63,200
    $350 - $550 million         $ 82,500
    $550 - $750 million         $ 96,300
    $750 - $1.0 billion         $121,600
    $1.0 billion and over       $148,500

In addition, for each class of shares in excess of one, each Fund pays
Waddell & Reed Services Company (WRSCO) a monthly per-class fee equal to
2.5% of the monthly base fee.

TRANSFER AGENT

    Pursuant to a Transfer Agency Services Agreement, WRSCO, located at
6300 Lamar Avenue, P. O. Box 29217, Shawnee Mission, KS 66201-9217, is the
transfer agent for each Fund. For Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of that class for the preceding month.

ADMINISTRATOR

    Pursuant to an Administrative Services Agreement, Waddell & Reed Ivy
Investment Company (WRIICO) provides certain administrative services to each Fund. As of March 18, 2003, WRIICO assigned its responsibilities under the Administrative Services Agreement to WRSCO. As compensation for these services, each Fund, as of July 1, 2003, pays WRSCO a monthly fee at the annual rate of 0.01% of the Fund's average daily net assets.

Exchange of Shares:

    A 2% redemption fee or short-term trading fee will be imposed on redemptions and exchanges of Class A and Class Y shares of each Fund made within 30 days of purchase.

Redemptions:

    Class A and Class Y shares of each Fund; and Class B, C and Advisor
Class shares of Ivy Pacific Opportunities Fund, held for less than 30 days are redeemable at a price equal to 98% of the then current net asset value per share.

     However, if shares are purchased for a retirement plan account through a broker, financial institution or recordkeeper maintaining an omnibus account for the shares, these waivers may not apply. (Before purchasing Class A or Class Y shares, please check with your account representative concerning the availability of the fee waivers.)  In addition, these waivers do not apply to IRA and SEP-IRA accounts. For this purpose and without regard to the shares actually redeemed, shares will be treated as redeemed as follows: first, reinvestment shares; second, purchased shares held 30 days or more; and third, purchased shares held for less than 30 days. Finally, if a redeeming shareholder acquires Class A shares, Class Y or Advisor Class shares through a transfer from another shareholder, the applicability of the discount, if any, will be determined by reference to the date the shares were originally purchased, and not from the date of transfer between shareholders.

Capitalization and Voting Rights:

    The Declaration of Trust of the Trust permits the Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes. The Trustees have authorized Class Y shares for Ivy
Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global
Natural Resources Fund, Ivy International Fund, Ivy International Value
Fund and Ivy Pacific Opportunities Fund.

Exchange Privileges:

    CLASS Y:  Class Y shares of the Fund may be exchanged for Class Y shares of any other fund in the Ivy Family of Funds or for Class A shares of Ivy Money Market Fund.

     For clients of Waddell & Reed, Inc. or Legend, Class Y shares of a
Fund may also be exchanged for Class Y shares of a fund within Waddell &
Reed Advisors Funds.

                                  [IVY LOGO]

                         IVY CASH RESERVES FUND
                   (formerly, Ivy Money Market Fund)

    Supplement Dated July 2, 2003 to Prospectus Dated April 17, 2003
    (as supplemented on May 12, 2003, May 27, 2003 and June 9, 2003)
   and to the Statement of Additional Information Dated April 17, 2003

1.   Effective June 16, 2003, Ivy Money Market Fund changed its name to
"Ivy Cash Reserves Fund."  Ivy Cash Reserves Fund is now closed to new investors. Additional investments by current shareholders will continue to be accepted.

2.   The Ivy Funds' Prospectus dated April 17, 2003 currently offers only shares of Ivy Cash Reserves Fund. The following Funds were reorganized into other funds on June 16, 2003, and their shares are no longer offered for sale:  Ivy Developing Markets Fund, Ivy Global Fund, Ivy Global Science &
Technology Fund, Ivy International Small Companies Fund, Ivy Growth Fund,
Ivy US Blue Chip Fund, Ivy US Emerging Growth Fund and Ivy Bond Fund.
Shares of the following Funds are offered for sale by another Prospectus dated July 1, 2003 and are no longer offered for sale by the Prospectus dated April 17, 2003: Ivy Cundill Global Value Fund, Ivy European
Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International
Fund, Ivy International Value Fund and Ivy Pacific Opportunities Fund.

                      IVY CUNDILL GLOBAL VALUE FUND
                     IVY EUROPEAN OPPORTUNITIES FUND
                    IVY GLOBAL NATURAL RESOURCES FUND
                         IVY INTERNATIONAL FUND
                      IVY INTERNATIONAL VALUE FUND
                          IVY MONEY MARKET FUND
                     IVY PACIFIC OPPORTUNITIES FUND
                                series of

                                IVY FUND

                            6300 Lamar Avenue
                             P.O. Box 29217
                   Shawnee Mission, Kansas 66201-9217

                              913-236-2000
                               888-WADDELL

                   STATEMENT OF ADDITIONAL INFORMATION

                             April 17, 2003

     Ivy Fund (the "Trust") is an open-end management investment company that currently consists of fifteen portfolios, each of which is diversified. This Statement of Additional Information ("SAI") relates to the Class A, B, C and Advisor Class shares of Ivy Global Natural Resources
Fund and Ivy Pacific Opportunities Fund, to the Class A, B and C shares of
Ivy Money Market Fund, and to the Class A, B, C, I and Advisor Class
shares of Ivy Cundill Global Value Fund, Ivy European Opportunities Fund,
Ivy International Fund and Ivy International Value Fund (each a "Fund"
and, collectively, the "Funds"). The other eight portfolios of the Trust are described in a separate SAI.

     This SAI is not a prospectus and should be read in conjunction with the prospectus for the Funds dated April 17, 2003, as supplemented from time to time (the "Prospectus"), which may be obtained upon request and without charge from the Trust at the address and telephone number above.

    Each Fund's Annual Report to shareholders dated December 31, 2002
(each, an "Annual Report") is incorporated by reference into this SAI.
Each Fund's Annual Report may be obtained without charge from the Trust at the address and telephone number above.

                           INVESTMENT MANAGER

            Waddell & Reed Ivy Investment Company ("WRIICO")
                            6300 Lamar Avenue
                             P.O. Box 29217
                   Shawnee Mission, Kansas 66201-9217

                               DISTRIBUTOR

                  Ivy Funds Distributors, Inc. ("IFDI")
                            6300 Lamar Avenue
                             P.O. Box 29217
                   Shawnee Mission, Kansas 66201-9217

                            GENERAL INFORMATION

    Each Fund is organized as a separate, diversified portfolio of the
Trust, an open-end management investment company organized as a
Massachusetts business trust on December 21, 1983. Ivy Cundill Global
Value Fund commenced operations on April 17, 2000 (all Classes). Ivy
European Opportunities Fund commenced operations on May 3, 1999 (all
Classes). Ivy Global Natural Resources Fund commenced operations on
January 1, 1997 (Class A, Class B and Class C shares); the inception date for the Fund's Advisor Class shares was April 8, 1999. Ivy International
Fund commenced operations (Class A shares) on April 30, 1986. The inception date for Class B shares was October 22, 1993. The inception date for Class C shares was April 30, 1996. The inception date for Class I shares was October 6, 1994. The inception date for Advisor Class shares was August 31, 2000. Ivy International Value Fund commenced operations on
May 13, 1997 (Class A, Class B and Class C shares); the inception date for the Fund's Advisor Class shares was February 23, 1998. Ivy Money Market
Fund commenced operations on April 3, 1987 (all Classes). Ivy Pacific
Opportunities Fund commenced operations (Class A and Class B shares) on
October 22, 1993; the inception dates for the Fund's Class C and Advisor
Class shares were April 30, 1996 and February 10, 1998, respectively. The
Trust is governed by a Board of Trustees (the "Board"), responsible for supervision and management of the Funds.

    Descriptions in this SAI of a particular investment practice or technique in which any Fund may engage or a financial instrument which any
Fund may purchase are meant to describe the spectrum of investments that
WRIICO, in its discretion, might, but is not required to, use in managing each Fund's portfolio assets. For example, WRIICO may, in its discretion, at any time employ a given practice, technique or instrument for one or more funds but not for all funds advised by it. It is also possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in some or all markets, in which case a Fund would not use them. Investors should also be aware that certain practices, techniques, or instruments could, regardless of their relative importance in a Fund's overall investment strategy, from time to time have a material impact on that Fund's performance.

           INVESTMENT OBJECTIVES, STRATEGIES AND RESTRICTIONS

    Each Fund has its own investment objectives and policies, which are described in the Prospectus under the captions "Summary" and "Additional
Information About Strategies and Risks."  Descriptions of each Fund's policies, strategies and investment restrictions, as well as additional information regarding the characteristics and risks associated with each
Fund's investment techniques, are set forth below.

    Whenever an investment objective, policy or restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to a Fund only at the time a transaction is entered into. Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by a Fund, such as a change in market conditions or a change in a Fund's asset level or other circumstances beyond a Fund's control, will not be considered a violation.

IVY CUNDILL GLOBAL VALUE FUND

     The Fund seeks long-term capital growth. Any income realized will be incidental. The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in the equity securities of companies throughout the world. Although the Fund will not invest more than 25% of its total assets in any one industry and does not expect to focus its investments in a single country, it may at any given time have a significant percentage of its total assets in one or more market sectors and could have a substantial portion of its total assets invested in a particular country.

     The investment approach of Peter Cundill & Associates, Inc., the
Fund's sub-advisor ("Cundill" or the "sub-advisor"), is based on a contrarian "value" philosophy. The sub-advisor looks for securities that it believes are trading below their estimated intrinsic value. To determine the intrinsic value of a particular company, the sub-advisor focuses on assets, earnings, dividends, prospects and management capabilities of the company. Essentially, the sub-advisor revalues the assets and liabilities of the company to reflect the sub-advisor's estimate of fair value. Securities are purchased where there is a substantial discount of price to the estimate of the company's intrinsic value. Because the approach is to look for undervalued securities, the sub-advisor does not forecast economies or corporate earnings and does not rely on market timing.

    The Fund may invest in warrants, and securities issued on a
"when-issued" or firm commitment basis, and may engage in foreign currency exchange transactions and enter into forward foreign currency contracts.
The Fund may also invest up to 10% of its total assets in other investment companies. The Fund may not invest more than 5% of its total assets in restricted securities.

    For temporary defensive purposes and during periods when WRIICO believes that circumstances warrant, the Fund may invest without limit in
U.S. Government securities, obligations issued by domestic or foreign banks (including certificates of deposit, time deposits and bankers'
acceptances), and domestic or foreign commercial paper (which, if issued by a corporation, must be rated Prime-1 by Moody's Investors Service, Inc.
("Moody's") or A-1 -by Standard & Poor's Ratings Group ("S&P"), or if
unrated has been issued by a company that at the time of investment has an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P).
The Fund may also enter into repurchase agreements, and, for temporary or emergency purposes, may borrow up to 10% of the value of its total assets from banks.

     The Fund may purchase put and call options on stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to
10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the
Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

         INVESTMENT RESTRICTIONS FOR IVY CUNDILL GLOBAL VALUE FUND

     The Fund's investment objectives as set forth in the "Summary"
section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority of the outstanding voting shares of the
Fund. The Fund has adopted the following fundamental investment restrictions:

     (i) The Fund has elected to be classified as a diversified series of an open-end investment company.

    (ii) The Fund will not borrow money, except as permitted under the
         Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

   (iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

    (iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the
         disposition of portfolio securities.

     (v) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

    (vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by its Prospectus and this SAI.

   (vii) The Fund will not make loans to other persons, except (a)
         loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

  (viii) The Fund will not concentrate its investments in a
         particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

         ADDITIONAL RESTRICTIONS FOR IVY CUNDILL GLOBAL VALUE FUND

     The Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

    Under these restrictions, the Fund may not:

     (i) purchase or sell real estate limited partnership interests;

    (ii) purchase or sell interests in oil, gas or mineral leases (other than securities of companies that invest in or sponsor such programs);

   (iii) invest in oil, gas and/or mineral exploration or
         development programs;

    (iv) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, and except that the Fund may make margin deposits in connection with
         transactions in options, futures and options on futures;

     (v) make investments in securities for the purpose of exercising control over or management of the issuer;

    (vi) participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the
         Fund and of other accounts under the investment management of the Manager for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

   (vii) borrow amounts in excess of 10% of its total assets, taken at the lower of cost or market value, and then only from banks as a temporary measure for extraordinary or emergency purposes.
         All borrowings will be repaid before any additional investments are made;

  (viii) purchase any security if, as a result, the Fund would then have more than 5% of its total assets (taken at current value)
         invested in securities restricted as to disposition under the
         Federal securities laws; or

    (ix) purchase securities of another investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets, and except that the Fund may invest in securities of other investment companies subject to the
         restrictions in Section 12(d)(1) of the 1940 Act.

IVY EUROPEAN OPPORTUNITIES FUND

     The Fund's investment objective is long-term capital growth by investing in the securities markets of Europe. Henderson Investment
Management Limited ("Henderson"), the Fund's subadvisor responsible for day-to-day investments of the Fund's assets, will invest the Fund's assets in the securities of European companies, including those companies operating in the emerging markets of Europe and small capitalization companies operating in the developed markets of Europe. The Fund may also invest in larger capitalization European companies and European companies which have been subject to special circumstances, e.g., privatized companies or companies which provide exceptional value. Although the majority of the Fund's assets will be invested in equity securities, the
Fund may also invest in cash, short-term or long-term fixed income securities issued by corporations and governments of Europe if considered appropriate in relation to the then current economic or market conditions in any country. Investments made by the Fund may include securities issued pursuant to initial public offerings ("IPO").

     The Fund seeks to achieve its investment objective by investing primarily in the equity securities of companies domiciled or otherwise doing business (as described below) in European countries. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities
(including common stock, preferred stock and securities convertible into common stock) of European companies, which include (a) large European companies, or European companies of any size that provide special investment opportunities (such as privatized companies, those providing exceptional value, or those engaged in initial public offerings);  (b)
small and mid-capitalization companies in the more developed markets of
Europe; and (c) companies operating in Europe's emerging markets. The Fund may engage in short-term trading. The Fund may also invest in sponsored or unsponsored ADRs, EDRs, GDRs, ADSs, EDSs and GDSs. The Fund does not expect to concentrate its investments in any particular industry.

    The Fund may invest up to 35% of its net assets in debt securities, but will not invest more than 20% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P or, if unrated, considered by Henderson to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P. The Fund may purchase Brady Bonds and other sovereign debt of countries that have restructured or are in the process of restructuring their sovereign debt.
The Fund may also purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. In addition, the Fund may invest up to 5% of its net assets in zero coupon bonds.

     For temporary defensive purposes or when Henderson believes that circumstances warrant, the Fund may invest without limit in U.S.
Government securities, investment grade debt securities (i.e., those rated
Baa or higher by Moody's or BBB or higher by S&P or, if unrated, considered by Henderson to be of comparable quality), warrants, and cash or cash equivalents such as domestic or foreign bank obligations
(including certificates of deposit, time deposits and bankers'
acceptances), short-term notes, repurchase agreements, and domestic or foreign commercial paper.

    The Fund may borrow money in accordance with the provisions of the
1940 Act. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and may invest up to 15%
of its net assets in illiquid securities.

    For hedging purposes, the Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets are subject to being purchased upon the exercise of the calls.

    For hedging purposes only, the Fund may engage in transactions in
(and options on) stock index, interest rate and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets. The Fund may also write or buy straddles or spreads.

        INVESTMENT RESTRICTIONS FOR IVY EUROPEAN OPPORTUNITIES FUND

     Ivy European Opportunities Fund's investment objective, as set forth in the Prospectus under "Investment Objective and Policies," and the investment restrictions set forth below are fundamental policies of the
Fund and may not be changed with respect to the approval of a majority (as defined in the 1940 Act) of the outstanding voting shares of the Fund. The
Fund has adopted the following fundamental investment restrictions:

     (i) The Fund has elected to be classified as a diversified series of an open-end investment company.

    (ii) The Fund will not borrow money, except as permitted under the
         Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

   (iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

    (iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the
         disposition of portfolio securities.

    (v)  The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

    (vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

   (vii) The Fund will not make loans to other persons, except (a)
         loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

  (viii) The Fund will not concentrate its investments in a
         particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

        ADDITIONAL RESTRICTIONS FOR IVY EUROPEAN OPPORTUNITIES FUND

     Ivy European Opportunities Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the Fund may not:

     (i) invest more than 15% of its net assets taken at market value at the time of investment in "illiquid securities."  Illiquid securities may include securities subject to legal or
         contractual restrictions on resale (including private
         placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in the subadvisor's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market or to other factors, is liquid;

    (ii) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the 1940 Act and rules thereunder;

   (iii) purchase or sell real estate limited partnership interests;

    (iv) sell securities short, except for short sales "against the box";

    (v)  participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the
         Fund and of other accounts under the investment management of the Fund's subadvisor for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

    (vi) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures;

   (vii) make investments in securities for the purpose of
         exercising control over or management of the issuer; or

  (viii) invest in interests in oil, gas and/or mineral exploration or development programs (other than securities of companies that invest in or sponsor such programs).

IVY GLOBAL NATURAL RESOURCES FUND

     Ivy Global Natural Resources Fund's investment objective is long-term growth. Any income realized will be incidental. Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities (including common stock, preferred stock and securities convertible into common stock) of companies of any size throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies. Under this investment policy, at least three different countries (one of which may be the United States) will be represented in the Fund's overall portfolio holdings. "Natural resources"
generally include precious metals (such as gold, silver and platinum), ferrous and nonferrous metals (such as iron, aluminum and copper), strategic metals (such as uranium and titanium), coal, oil, natural gases, timber, undeveloped real property and agricultural commodities. Although the Fund generally invests in common stock, it may also invest in preferred stock, securities convertible into common stock and sponsored or unsponsored ADRs, GDRs, ADSs and GDSs. The Fund may also invest directly in precious metals and other physical commodities.

    The Fund's investment advisor is Mackenzie Financial Corporation
("MFC"), 150 Bloor Street West, Suite 400, Toronto, Ontario, Canada M5S3B5.
In selecting the Fund's investments, MFC will seek to identify securities of companies that, in MFC's opinion, appear to be undervalued relative to the value of the companies' natural resource holdings.

     MFC believes that certain political and economic changes in the global environment in recent years have had and will continue to have a profound effect on global supply and demand of natural resources, and that rising demand from developing markets and new sources of supply should create attractive investment opportunities.

    For temporary defensive purposes, Ivy Global Natural Resources Fund may invest without limit in cash or cash equivalents, such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary or emergency purposes, the Fund may borrow from banks in accordance with the provisions of the 1940 Act, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets. The Fund may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and may invest up to 15% of its net assets in illiquid securities.

For hedging purposes only, the Fund may engage in transactions in (and options on) foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets. The Fund may also write or buy puts, calls, straddles or spreads.

       INVESTMENT RESTRICTIONS FOR IVY GLOBAL NATURAL RESOURCES FUND

     Ivy Global Natural Resources Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the
Fund and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

     (i) The Fund has elected to be classified as a diversified series of an open-end investment company.

    (ii) The Fund will not borrow money, except as permitted under the
         Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

   (iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

    (iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the
         disposition of portfolio securities.

    (v)  The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

    (vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in (a) commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI and (b)
         commodities relating to natural resources, as described in the
         Prospectus and this SAI.

   (vii) The Fund will not make loans to other persons, except (a)
         loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

  (viii) The Fund will not concentrate its investments in a
         particular industry, as the term "concentrate" is interpreted in connection with the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.

       ADDITIONAL RESTRICTIONS FOR IVY GLOBAL NATURAL RESOURCES FUND

     Ivy Global Natural Resources Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the Fund may not:

     (i) invest more than 15% of its net assets taken at market value at the time of investment in "illiquid securities."  Illiquid securities may include securities subject to legal or
         contractual restrictions on resale (including private
         placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in WRIICO's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

    (ii) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the 1940 Act and rules thereunder;

   (iii) purchase or sell interests in oil, gas or mineral leases
         (other than securities of companies that invest in or sponsor such programs);

    (iv) invest in interests in oil, gas and/or mineral exploration or development programs;

    (v)  sell securities short, except for short sales "against the box;"

    (vi) borrow money, except for temporary or emergency purposes. The
         Fund may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets;

   (vii) participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the
         Fund and of other accounts under the investment management of the Fund's investment advisor for the sale or purchase of
         portfolio securities shall not be considered participation in a joint securities trading account;

  (viii) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with
         transactions in options, futures and options on futures; or

    (ix) make investments in securities for the purpose of exercising control over management of the issuer.

     Under the 1940 Act, the Fund is permitted, subject to its investment restrictions, to borrow money only from banks. The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. The
Fund will continue to interpret fundamental investment restriction (v)
above to prohibit investment in real estate limited partnership interests;
this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

IVY INTERNATIONAL FUND

     The Fund's principal objective is long-term capital growth primarily through investment in equity securities. Consideration of current income is secondary to this principal objective. It is anticipated that at least
80% of the Fund's net assets will be invested in common stocks (and securities convertible into common stocks) principally traded in European,
Pacific Basin and Latin American markets. Under this investment policy, at least three different countries (other than the United States) will be represented in the Fund's overall portfolio holdings. For temporary defensive purposes, the Fund may also invest in equity securities principally traded in U.S. markets.

    WRIICO invests the Fund's assets in a variety of economic sectors, industry segments and individual securities to reduce the effects of price volatility in any one area and to enable shareholders to participate in markets that do not necessarily move in concert with U.S. markets. WRIICO seeks to identify healthy foreign economies, and then searches out growing industries and corporations, focusing on companies with established records. Individual securities are selected on the basis of various indicators, such as earnings, cash flow, assets, long-term growth potential and quality of management, and are reviewed for fundamental financial strength. Companies in which investments are made will generally have at least $1 billion in capitalization and a solid history of operations.

     When economic or market conditions warrant, the Fund may invest without limit in U.S. Government securities, investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by
S&P, or if unrated, considered by WRIICO to be of comparable quality), preferred stocks, sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, warrants, or cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary or emergency purposes, the Fund may borrow up to 10% of the value of its total assets from banks. The Fund may also purchase securities on a "when-issued" or firm commitment basis, and may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest up to 15% of its net assets in illiquid securities.

    The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on)
stock index and foreign currency futures contracts, provided that the
Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

           INVESTMENT RESTRICTIONS FOR IVY INTERNATIONAL FUND

     The Fund's investment objectives as set forth in the Prospectus under
"Summary," and the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority (as defined in the 1940 Act) of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

     (i) The Fund has elected to be classified as a diversified series of an open-end investment company.

    (ii) The Fund will not borrow money, except as permitted under the
         Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

   (iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

    (iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the
         disposition of portfolio securities.

    (v)  The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

    (vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

   (vii) The Fund will not make loans to other persons, except (a)
         loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

  (viii) The Fund will not concentrate its investments in a
         particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

           ADDITIONAL RESTRICTIONS FOR IVY INTERNATIONAL FUND

     The Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

    Under these restrictions, the Fund may not:

     (i) invest in oil, gas or other mineral leases or exploration or development programs;

    (ii) invest in companies for the purpose of exercising control of management;

   (iii) invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New York or American Stock Exchanges;

    (iv) borrow money, except for temporary purposes where investment transactions might advantageously require it. Any such loan may not be for a period in excess of 60 days, and the aggregate amount of all outstanding loans may not at any time exceed 10%
         of the value of the total assets of the Fund at the time any such loan is made;

    (v)  purchase securities on margin;

    (vi) sell securities short;

   (vii) purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the 1940 Act;

  (viii) invest more than 5% of the value of its total assets in the securities of any one issuer (except obligations of domestic banks or the U.S. Government, its agencies, authorities, and instrumentalities);

    (ix) hold more than 10% of the voting securities of any one issuer
         (except obligations of domestic banks or the U.S. Government, its agencies, authorities and instrumentalities); or

    (x)  purchase the securities of any other open-end investment company, except as part of a plan of merger or consolidation.

     Under the Investment Company Act of 1940, the Fund is permitted, subject to its investment restrictions, to borrow money only from banks.
The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. The Fund will continue to interpret fundamental investment restriction (v) above to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

IVY INTERNATIONAL VALUE FUND

     Ivy International Value Fund's principal investment objective is long-term capital growth primarily through investment in equity securities. Consideration of current income is secondary to this principal objective. It is anticipated that at least 80% of the Fund's net assets will be invested in common stocks (and securities convertible into common stocks) principally traded in European, Pacific Basin and Latin American markets. Under this investment policy, at least three different countries
(other than the United States) will be represented in the Fund's overall portfolio holdings. For temporary defensive purposes, the Fund may also invest in equity securities principally traded in U.S. markets. WRIICO, the Fund's investment manager, invests the Fund's assets in a variety of economic sectors, industry segments and individual securities in order to reduce the effects of price volatility in any one area and to enable shareholders to participate in markets that do not necessarily move in concert with U.S. markets. WRIICO seeks to identify rapidly expanding foreign economies, and then searches out growing industries and corporations, focusing on companies with established records. Individual securities are selected based on value indicators, such as a low price-earnings ratio, and are reviewed for fundamental financial strength.
Companies in which investments are made will generally have at least
$1 billion in capitalization and a solid history of operations.

     When economic or market conditions warrant, the Fund may invest without limit in U.S. Government securities, investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by
S&P, or if unrated, considered by WRIICO to be of comparable quality), preferred stocks, sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, warrants, or cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary or emergency purposes, the Fund may borrow up to 10% of the value of its total assets from banks. The Fund may also purchase securities on a "when-issued" or firm commitment basis, and may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act and up to 15% of its net assets in illiquid securities.

    The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets are subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on)
stock index and foreign currency futures contracts, provided that the
Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

         INVESTMENT RESTRICTIONS FOR IVY INTERNATIONAL VALUE FUND

     Ivy International Value Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

     (i) The Fund has elected to be classified as a diversified series of an open-end investment company.

    (ii) The Fund will not borrow money, except as permitted under the
         Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

   (iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

    (iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the
         disposition of portfolio securities.

    (v)  The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

    (vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

   (vii) The Fund will not make loans to other persons, except (a)
         loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

  (viii) The Fund will not concentrate its investments in a
         particular industry, as the term "concentrate" is interpreted in connection with the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.

         ADDITIONAL RESTRICTIONS FOR IVY INTERNATIONAL VALUE FUND

     Ivy International Value Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

    Under these restrictions, the Fund may not:

     (i) invest in oil, gas or other mineral leases or exploration or development programs;

    (ii) invest in companies for the purpose of exercising control of management;

   (iii) invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New York or American Stock Exchanges;

    (iv) sell securities short, except for short sales "against the box;"

    (v)  borrow amounts in excess of 10% of its total assets, taken at the lower of cost or market value, and then only from banks as a temporary measure for emergency purposes.

    (vi) purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the 1940 Act;

   (vii) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with
         transactions in options, futures and options on futures; or

  (viii) purchase the securities of any other open-end investment company, except as part of a plan of merger or consolidations, and except that the Fund may purchase shares of other investment companies subject to such restrictions as may be imposed by the
         1940 Act and rules thereunder.

     Ivy International Value Fund will continue to interpret fundamental investment restriction (v) above to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

    Under the Investment Company Act of 1940, the Fund is permitted, subject to its investment restrictions, to borrow money only from banks.
The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets.

IVY MONEY MARKET FUND

     The Fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term securities. The Fund's investment objective is fundamental and may not be changed without the approval of a majority of the Fund's outstanding voting shares, although the Trustees may make non-
material changes in the Fund's objectives without shareholder approval.
Except for the Fund's investment objective and those investment restrictions specifically identified as fundamental, all investment policies and practices described in the Prospectus and in this SAI are not fundamental and therefore may be changed by the Trustees without shareholder approval. There can be no assurance that the Fund will achieve its investment objectives. The different types of securities and investment techniques used by the Fund involve varying degrees of risk.
For information about the particular risks associated with each type of investment, see the description of risk factors below, and the "Risk
Factors and Investment Techniques" section of the Prospectus.

    The Fund invests in money market instruments maturing within thirteen months or less and maintains a portfolio with a dollar-weighted average maturity of 90 days or less. By purchasing such short-term securities, the
Fund will attempt to maintain a constant net asset value of $1.00 per share. The Funds portfolio of investments is actively monitored on a daily basis to maintain competitive yields on investments.

     The securities in which the Fund invests must present minimal credit risk and be rated in one of the two highest short-term rating categories for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs") assigning a rating to the securities or issuer, or if only one NRSRO has assigned a rating, by that agency or determined to be of equivalent value by WRIICO. Purchases of securities that are rated by only one NRSRO must be previously approved or ratified subsequently by the Trustees. Securities that are rated in the highest short-term rating category by at least two NRSROs (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) are designated "First Tier
Securities."  Securities rated in the two highest short-term rating categories by at least two NRSROs, but which are not rated in the highest category by two or more NRSROs, are designated "Second Tier Securities."
WRIICO shall determine whether a security presents minimal credit risk under procedures adopted by the Board of Trustees.

     The Fund will invest in the following categories of money market instrument:  (i) debt securities issued or guaranteed by the U.S.
Government, its agencies or instrumentalities; (ii) obligations (including certificates of deposits and bankers' acceptances) of domestic banks and savings and loan associations; (iii) high-quality commercial paper that at the time of purchase is rated at least A-2 by Moody's or AA or P-2 by S&P or, if unrated, is issued or guaranteed by a corporation with outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or which is judged by WRIICO to be of at least equivalent quality; (iv) short-term corporate notes, bonds and debentures that at the time of purchase are rated at least Aa by Moody's or AA by S&P or that are judged by WRIICO to be of at least equivalent quality; and (v) repurchase agreements with domestic banks for periods not exceeding seven days and only with respect to U.S. government securities that throughout the period have a value at least equal to the amount of the loan (including accrued interest).

    The Fund may not invest more than 5% of its total assets in the securities of any one issuer; provided, however, the Fund may invest up to
25% of its total assets in first tier securities of a single issuer for a period of up to 3 business days after purchase. This limitation shall not apply to U.S. Government securities. Further, the Fund will not invest more than the greater of 1% of its total assets or one million dollars in the securities of a single issuer that were Second Tier Securities when acquired by the Fund. In addition, the Fund may not invest more than 5% of its total assets in securities that are Second Tier Securities when acquired by the Fund. As a fundamental policy, the Fund may not borrow money, except for temporary purposes, and then only in an amount not exceeding 10% of the value of the Fund's total assets.

             INVESTMENT RESTRICTIONS FOR IVY MONEY MARKET FUND

     The Fund's investment objectives as set forth in the Prospectus under
"Investment Objective and Policies," together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority (as defined in the 1940
Act), of the Fund's outstanding voting shares. The Fund has adopted the following fundamental investment restrictions:

     (i) The Fund has elected to be classified as a diversified series of an open-end investment company.

    (ii) The Fund will not borrow money, except as permitted under the
         Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

   (iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

    (iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the
         disposition of portfolio securities.

    (v)  The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

    (vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

   (vii) The Fund will not make loans to other persons, except (a)
         loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

  (viii) The Fund will not concentrate its investments in a
         particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, although the Fund may
         concentrate its investments in instruments issued by domestic banks in accordance with its Prospectus and applicable law.

               ADDITIONAL RESTRICTIONS FOR MONEY MARKET FUND

     The Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval to the extent permitted by applicable law, regulation or regulatory policy.
Under these restrictions, the Fund may not:

     (i) invest in oil, gas or other mineral leases or exploration or development programs;

    (ii) invest more than 5% of the value of its total assets in the securities of unseasoned issuers, including their predecessors, which have been in operation for less than three years;

   (iii) purchase a security if, as a result, more than 10% of its net assets would consist of illiquid investments (illiquid investments include restricted securities not determined to be liquid pursuant to guidelines adopted by the Board of Trustees);

    (iv) engage in the purchase and sale of puts, calls, straddles or spreads (except to the extent described in the Prospectus and in this SAI);

    (v)  invest in companies for the purpose of exercising control of management;

    (vi) invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New
         York or American Stock Exchanges;

   (vii) borrow money, except for temporary purposes where
         investment transactions might advantageously require it. Any such loan may not be for a period in excess of 60 days, and the aggregate amount of all outstanding loans may not at any time exceed 10% of the value of the total assets of the Fund at the time any such loan is made;

  (viii) purchase securities on margin;

    (ix) sell securities short;

    (x)  purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the 1940 Act; or

    (xi) purchase the securities of any other open-end investment company, except as part of a plan of merger or consolidation.

     Under the 1940 Act, the Fund is permitted, subject to the above investment restrictions, to borrow money only from banks. The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. The Fund will continue to interpret fundamental investment restriction (v) as prohibiting investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

IVY PACIFIC OPPORTUNITIES FUND

     The Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective. Under normal circumstances the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities (including common stock, preferred stock and securities convertible into common stock) of companies such as those whose securities are traded mainly on markets in the Pacific region, which for purposes of this SAI is defined to include Australia, Bangladesh, Brunai,
China, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, the
Philippines, Singapore, Sri Lanka, South Korea, Taiwan, Thailand and
Vietnam. Securities of Pacific region issuers include: (a) securities of companies organized under the laws of a Pacific region country or whose principal securities trading market is in the Pacific region;
(b) securities that are issued or guaranteed by the government of a
Pacific region country, its agencies or instrumentalities, political subdivisions or the country's central bank; (c) securities of a company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in the Pacific region; and
(d) any of the preceding types of securities in the form of depository shares.

    The Fund may participate in markets throughout the Pacific region, and it is expected that the Fund will be invested at all times in at least three Pacific region countries. Although it is permitted to, the Fund does not currently anticipate investing in Japan. As a fundamental policy, the
Fund does not concentrate its investments in any particular industry.

    The Fund may invest up to 35% of its assets in investment-grade debt securities (i.e., those rated in the four highest rating categories used by Moody's or S&P of government or corporate issuers in emerging market countries, equity securities and investment-grade debt securities of issuers in developed countries (including the United States), warrants, and cash or cash equivalents, such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary defensive purposes, the Fund may invest without limit in such instruments. The Fund may also invest up to 5% of its net assets in zero coupon bonds, and in debt securities rated Ba or below by Moody's or BB or below by S&P, or if unrated, are considered by WRIICO to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P.

     For temporary or emergency purposes, the Fund may borrow from banks in accordance with the provisions of the 1940 Act, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets. The Fund may invest in sponsored or unsponsored American Depository Receipts ("ADRs"),
Global Depository Receipts ("GDRs"), American Depository Shares ("ADSs),
and Global Depository Shares ("GDSs), warrants, and securities issued on a
"when-issued" or firm commitment basis, and may engage in foreign currency exchange transactions and enter into forward foreign currency contracts.
The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and up to 15% of its net assets in illiquid securities.

    The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets are subject to being purchased upon the exercise of the calls. The Fund may write or buy straddles or spreads. For hedging purposes only, the Fund may engage in transactions in stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

        INVESTMENT RESTRICTIONS FOR IVY PACIFIC OPPORTUNITIES FUND

     Ivy Pacific Opportunities Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority (as defined in the 1940
Act) of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

     (i) The Fund has elected to be classified as a diversified series of an open-end investment company.

    (ii) The Fund will not borrow money, except as permitted under the
         Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

   (iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

    (iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the
         disposition of portfolio securities.

    (v)  The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

    (vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

   (vii) The Fund will not make loans to other persons, except (a)
         loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

  (viii) The Fund will not concentrate its investments in a
         particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

        ADDITIONAL RESTRICTIONS FOR IVY PACIFIC OPPORTUNITIES FUND

     Ivy Pacific Opportunities Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the Fund may not:

     (i) invest in oil, gas or other mineral leases or exploration or development programs;

    (ii) invest in companies for the purpose of exercising control of management;

   (iii) invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New York or American Stock Exchanges;

    (iv) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the Investment
         Company Act of 1940 and rules thereunder;

    (v)  invest more than 15% of its net assets taken at market value at the time of the investment in "illiquid securities."  Illiquid securities may include securities subject to legal or
         contractual restrictions on resale (including private
         placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in
         WRIICO's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

    (vi) borrow money, except for temporary purposes. The Fund may not purchase securities at any time during which the value of the
         Fund's outstanding loans exceeds 10% of the value of the Fund's total assets;

   (vii) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with
         transactions in options, futures and options on futures;

  (viii) participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the
         Fund and of other accounts under the investment management of the Fund's investment advisor for the sale or purchase of
         portfolio securities shall not be considered participation in a joint securities trading account;

    (ix) sell securities short, except for short sales "against the box";
         or

    (x)  purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the Investment Company
         Act of 1940.

                            RISK CONSIDERATIONS

EQUITY SECURITIES

    Equity securities can be issued by companies to raise cash; all equity securities represent a proportionate ownership interest in a company. As a result, the value of equity securities rises and falls with a company's success or failure. The market value of equity securities can fluctuate significantly, with smaller companies being particularly susceptible to price swings. Transaction costs in smaller company stocks may also be higher than those of larger companies.

CONVERTIBLE SECURITIES

    The convertible securities in which each Fund may invest include corporate bonds, notes, debentures, preferred stock and other securities that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Investments in convertible securities can provide income through interest and dividend payments as well as an opportunity for capital appreciation by virtue of their conversion or exchange features. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio.
Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stock changes, and, therefore, also tends to follow movements in the general market for equity securities. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock, although typically not as much as the price of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

    As debt securities, convertible securities are investments that provide for a stream of income. Like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

    Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, are senior in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, convertible bonds and convertible preferred stock typically have lower coupon rates than similar non-
convertible securities. Convertible securities may be issued as fixed income obligations that pay current income.

SMALL COMPANIES

    Investing in smaller company stocks involves certain special considerations and risks that are not usually associated with investing in larger, more established companies. For example, the securities of small or new companies may be subject to more abrupt or erratic market movements because they tend to be thinly traded and are subject to a greater degree to changes in the issuer's earnings and prospects. Small companies also tend to have limited product lines, markets or financial resources.
Transaction costs in smaller company stocks also may be higher than those of larger companies.

INITIAL PUBLIC OFFERINGS

    Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. Some Funds may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a smaller component of a Fund's portfolio as the
Fund's assets increase (and thus have a more limited effect on the Fund's performance).

NATURAL RESOURCES AND PHYSICAL COMMODITIES

    Since Ivy Global Natural Resources Fund normally invests a substantial portion of its assets in securities of companies engaged in natural resources activities, that Fund may be subject to greater risks and market fluctuations than funds with more diversified portfolios. The value of the Fund's securities will fluctuate in response to market conditions generally, and will be particularly sensitive to the markets for those natural resources in which a particular issuer is involved. The values of natural resources may also fluctuate directly with respect to real and perceived inflationary trends and various political developments.
In selecting the Fund's portfolio of investments, MFC will consider each company's ability to create new products, secure any necessary regulatory approvals, and generate sufficient customer demand. A company's failure to perform well in any one of these areas, however, could cause its stock to decline sharply.

    Natural resource industries throughout the world may be subject to greater political, environmental and other governmental regulation than many other industries. Changes in governmental policies and the need for regulatory approvals may have an adverse effect on the products and services of natural resources companies. For example, the exploration, development and distribution of coal, oil and gas in the United States are subject to significant Federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered to companies in those industries. In addition, many natural resource companies have been subject to significant costs associated with compliance with environmental and other safety regulations. Such regulations may also hamper the development of new technologies. The direction, type or effect of any future regulations affecting natural resource industries are virtually impossible to predict.

    Ivy Global Natural Resources Fund's investments in precious metals
(such as gold) and other physical commodities are considered speculative and subject to special risk considerations, including substantial price fluctuations over short periods of time. On the other hand, investments in precious metals coins or bullion could help to moderate fluctuations in the value of the Fund's portfolio, since the prices of precious metals have at times tended not to fluctuate as widely as shares of issuers engaged in the mining of precious metals. Because precious metals and other commodities do not generate investment income, however, the return on such investments will be derived solely from the appreciation and depreciation on such investments. The Fund may also incur storage and other costs relating to its investments in precious metals and other commodities, which may, under certain circumstances, exceed custodial and brokerage costs associated with investments in other types of securities.
When the Fund purchases a precious metal, MFC currently intends that it will only be in a form that is readily marketable. Under current U.S. tax law, the Fund may not receive more than 10% of its yearly income from gains resulting from selling precious metals or any other physical commodity. Accordingly, the Fund may be required to hold its precious metals or sell them at a loss, or to sell its portfolio securities at a gain, when for investment reasons it would not otherwise do so.

ADJUSTABLE RATE PREFERRED STOCKS

    Adjustable rate preferred stocks have a variable dividend, generally determined on a quarterly basis according to a formula based upon a specified premium or discount to the yield on a particular U.S. Treasury security rather than a dividend which is set for the life of the issue.
Although the dividend rates on these stocks are adjusted quarterly and their market value should therefore be less sensitive to interest rate fluctuations than are other fixed income securities and preferred stocks, the market values of adjustable rate preferred stocks have fluctuated and can be expected to continue to do so in the future.

DEBT SECURITIES

    IN GENERAL. Investment in debt securities involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease.
Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

    INVESTMENT-GRADE DEBT SECURITIES. Bonds rated Aaa by Moody's and AAA by S&P are judged to be of the best quality (i.e., capacity to pay interest and repay principal is extremely strong). Bonds rated Aa/AA are considered to be of high quality (i.e., capacity to pay interest and repay principal is very strong and differs from the highest rated issues only to a small degree). Bonds rated A are viewed as having many favorable investment attributes, but elements may be present that suggest a susceptibility to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Bonds rated
Baa/BBB (considered by Moody's to be "medium grade" obligations) are considered to have an adequate capacity to pay interest and repay principal, but certain protective elements may be lacking (i.e., such bonds lack outstanding investment characteristics and have some speculative characteristics). Each Fund may invest in debt securities that are given an investment-grade rating by Moody's or S&P, and may also invest in unrated debt securities that are considered by WRIICO to be of comparable quality.

    LOW-RATED DEBT SECURITIES. Securities rated lower than Baa by Moody's or BBB by S&P, and comparable unrated securities (commonly referred to as
"high yield" or "junk" bonds), including many emerging markets bonds, are considered to be predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The lower the ratings of corporate debt securities, the more their risks render them like equity securities. Such securities carry a high degree of risk
(including the possibility of default or bankruptcy of the issuers of such securities), and generally involve greater volatility of price and risk of principal and income (and may be less liquid) than securities in the higher rating categories. (See Appendix A for a more complete description of the ratings assigned by Moody's and S&P and their respective characteristics.)

    Lower rated and unrated securities are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest.
Also, an increase in interest rates would likely have an adverse  impact on the value of such obligations. During an economic downturn or period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect a
Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than  income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

    Changes in interest rates may have a less direct or dominant impact on high yield bonds than on higher quality issues of similar maturities.
However, the price of high yield bonds can change significantly or suddenly due to a host of factors including changes in interest rates, fundamental credit quality, market psychology, government regulations,
U.S. economic growth and, at times, stock market activity. High yield bonds may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a Fund may have to replace the security with a lower yielding security.

    The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of each Fund to accurately value high yield securities in the
Fund's portfolio, could adversely affect the price at which a Fund could sell such securities, and cause large fluctuations in the daily net asset value of a Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of low-rated debt securities, especially in a thinly traded market. When secondary markets for high yield securities become relatively less liquid, it may be more difficult to value the securities, requiring additional research and elements of judgment. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

    Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security.
For these reasons, it is the policy of WRIICO not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of each Fund's investment objectives by investment in such securities may be more dependent on WRIICO's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, WRIICO will determine whether it is in the best interest of each Fund to retain or dispose of such security.
However, should any individual bond held by any Fund be downgraded below a rating of C, WRIICO currently intends to dispose of such bond based on then existing market conditions.

    Prices for high yield securities may be affected by legislative and regulatory developments. For example, Federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation that would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.

    U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Securities guaranteed by the U.S. Government include:
(1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. U.S. Government securities that are not held to maturity are subject to variations in market value due to fluctuations in interest rates.

    Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. For example, GNMA certificates are securities in which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the loans typically will be substantially less because the mortgages will be subject to principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the security. Conversely, rising interest rates tend to decrease the rate of prepayments, thereby lengthening the actual average life of the security (and increasing the security's price volatility).
Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayment may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage-backed securities can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, and may involve significantly greater price and yield volatility than traditional debt securities. Such securities may appreciate or decline in market value during periods of declining or rising interest rates, respectively.

    Securities issued by U.S. Government instrumentalities and certain
Federal agencies are neither direct obligations of nor guaranteed by the
U.S. Treasury; however, they involve Federal sponsorship in one way or another. Some are backed by specific types of collateral, some are supported by the issuer's right to borrow from the Treasury, some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer, others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks,
Farmers Home Administration, Central Bank for Cooperatives, Federal
Intermediate Credit Banks, Federal Home Loan Banks, Federal National
Mortgage Association, Federal Home Loan Mortgage Association, and Student
Loan Marketing Association.

    ZERO COUPON BONDS. Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. If a Fund holds zero coupon bonds in its portfolio, it would recognize income currently for Federal income tax purposes in the amount of the unpaid, accrued interest and generally would be required to distribute dividends representing such income to shareholders currently, even though funds representing such income would not have been received by the Fund. Cash to pay dividends representing unpaid, accrued interest may be obtained from, for example, sales proceeds of portfolio securities and Fund shares and from loan proceeds. The potential sale of portfolio securities to pay cash distributions from income earned on zero coupon bonds may result in a Fund being forced to sell portfolio securities at a time when it might otherwise choose not to sell these securities and when the Fund might incur a capital loss on such sales. Because interest on zero coupon obligations is not distributed to each Fund on a current basis, but is in effect compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.

    FIRM COMMITMENT AGREEMENTS AND "WHEN-ISSUED" SECURITIES. New issues of certain debt securities are often offered on a "when-issued" basis, meaning the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. Firm commitment agreements call for the purchase of securities at an agreed-upon price on a specified future date. Certain of the Funds use such investment techniques in order to secure what is considered to be an advantageous price and yield to a Fund and not for purposes of leveraging the Fund's assets. In either instance, a Fund will maintain in a segregated account with its Custodian, cash or liquid securities equal
(on a daily marked-to-market basis) to the amount of its commitment to purchase the underlying securities.

ILLIQUID SECURITIES

    Each Fund may purchase securities other than in the open market.
While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable"
(i.e., they cannot be sold to the public without registration under the
Securities Act of 1933, as amended (the "1933 Act"), or the availability of an exemption from registration (such as Rule 144A) or because they are subject to other legal or contractual delays in or restrictions on resale). This investment practice, therefore, could have the effect of increasing the level of illiquidity of each Fund. It is each Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Fund's net assets. The Trust's
Board of Trustees has approved guidelines for use by WRIICO in determining whether a security is liquid and therefore not subject to the 15% limitation.

    Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the 1933 Act.
Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between a Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, a Fund may be required to bear all or part of the registration expenses. Each Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, if so, could be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

    Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, WRIICO will monitor such restricted securities subject to the supervision of the Board of Trustees. Among the factors WRIICO may consider in reaching liquidity decisions relating to Rule 144A and other illiquid securities are:  (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).

FOREIGN SECURITIES

    The securities of foreign issuers in which each Fund (other than Ivy
Money Market Fund) may invest include non-U.S. dollar-denominated debt securities, Euro dollar securities, sponsored and unsponsored American
Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") and
related depository instruments, American Depository Shares ("ADSs"),
Global Depository Shares ("GDSs"), and debt securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. Shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in each Fund's domestic investments.

    Although WRIICO intends to invest each Fund's assets only in nations that are generally considered to have relatively stable and friendly governments, there is the possibility of expropriation, nationalization, repatriation  or confiscatory taxation, taxation on income earned in a foreign country and other foreign taxes, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default on foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries there is less publicly available information about issuers than is available for U.S. companies. Moreover, foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. In many foreign countries, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the
United States. Foreign securities transactions may also be subject to higher brokerage costs than domestic securities transactions. The foreign securities markets of many of the countries in which each Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States. In addition, each Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts.

    Foreign bond markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Further, the inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund because of subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. It may be more difficult for each Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United
States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. WRIICO seeks to mitigate the risks to each Fund associated with the foregoing considerations through investment variation and continuous professional management.

DEPOSITORY RECEIPTS

    ADRs, GDRs, ADSs, GDSs and related securities are depository instruments, the issuance of which is typically administered by a U.S. or foreign bank or trust company. These instruments evidence ownership of underlying securities issued by a U.S. or foreign corporation. ADRs are publicly traded on exchanges or over-the-counter ("OTC") in the United
States. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current or as readily available as in the case of sponsored depository instruments, and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

EMERGING MARKETS

    Each Fund (other than Ivy Money Market Fund) could have significant investments in securities traded in emerging markets. Investors should recognize that investing in such countries involves special
considerations, in addition to those set forth above, that are not typically associated with investing in United States securities and that may affect the performance of each Fund (other than Ivy Money Market Fund)
favorably or unfavorably.

    In recent years, many emerging market countries around the world have undergone political changes that have reduced government's role in economic and personal affairs and have stimulated investment and growth.
Historically, there is a strong direct correlation between economic growth and stock market returns. While this is no guarantee of future performance, WRIICO believes that investment opportunities (particularly in the energy, environmental services, natural resources, basic materials, power, telecommunications and transportation industries) may result within the evolving economies of emerging market countries from which each Fund
(other than Ivy Money Market Fund) and its shareholders will benefit.

    Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. Such risks include (i) less social, political and economic stability; (ii) a small market for securities and/or a low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict each
Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until relatively recently in certain Eastern
European countries, of a capital market structure or market-oriented economy; (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries; and (viii) the possibility that currency devaluations could adversely affect the value of the investments of each
Fund (other than Ivy Money Market Fund). Further, many emerging markets have experienced and continue to experience high rates of inflation.

    Despite the dissolution of the Soviet Union, the Communist Party may continue to exercise a significant role in certain Eastern European countries. To the extent of the Communist Party's influence, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern
European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, each Fund (other than Ivy Money Market Fund)
could lose a substantial portion of any investments it has made in the affected countries. Further, few (if any) accounting standards exist in
Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial in relation to the actual market values and may be adverse to the net asset value of each Fund (other than Ivy Money Market Fund).

    Certain Eastern European countries that do not have well-established trading markets are characterized by an absence of developed legal structures governing private and foreign investments and private property.
In addition, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

    Authoritarian governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of the assets of each Fund (other than Ivy Money Market Fund)
invested in such country. To the extent such governmental or quasi-
governmental authorities do not satisfy the requirements of the 1940 Act, with respect to the custody of the cash and securities of each Fund (other than Ivy Money Market Fund), the investment of each Fund (other than Ivy
Money Market Fund) in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

SECURITIES ISSUED IN PACIFIC REGION COUNTRIES

    Certain Pacific region countries in which Ivy Pacific Opportunities
Fund is likely to invest are developing countries, and may be in the initial stages of their industrialization cycle. The economic structures of developing countries generally are less diverse and mature than in the
United States, and their political systems may be relatively unstable.
Historically, markets of developing countries have been more volatile than the markets of developed countries, yet such markets often have provided higher rates of return to investors.

    Investing in securities of issuers in Pacific region countries involves certain considerations not typically associated with investing in securities issued in the United States or in other developed countries, including (i) restrictions on foreign investment and on repatriation of capital invested in Asian countries, (ii) currency fluctuations, (iii) the cost of converting foreign currency into United States dollars, (iv)
potential price volatility and lesser liquidity of shares traded on
Pacific region securities markets and (v) political and economic risks, including the risk of nationalization or expropriation of assets and the risk of war.

    Certain Pacific region countries may be more vulnerable to the ebb and flow of international trade and to trade barriers and other protectionist or retaliatory measures. Investments in countries that have recently opened their capital markets and that appear to have relaxed their central planning requirement, as well as in countries that have privatized some of their state-owned industries, should be regarded as speculative.

    The settlement period of securities transactions in foreign markets in general may be longer than in domestic markets, and such delays may be of particular concern in developing countries. For example, the possibility of political upheaval and the dependence on foreign economic assistance may be greater in developing countries than in developed countries, either one of which may increase settlement delays.

    Securities exchanges, issuers and broker-dealers in some Pacific region countries are subject to less regulatory scrutiny than in the
United States. In addition, due to the limited size of the markets for
Pacific region securities, the prices for such securities may be more vulnerable to adverse publicity, investors' perceptions or traders'
positions or strategies, which could cause a decrease not only in the value but also in the liquidity of a Fund's investments.
FOREIGN SOVEREIGN DEBT OBLIGATIONS

    Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including each
Fund other than Ivy Money Market Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

BRADY BONDS

    Ivy European Opportunities Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady
(the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, the Dominican
Republic, Ecuador, Jordan, Mexico, Nigeria, Peru, the Philippines, Poland,
Uruguay, and Venezuela.

    Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S.
dollar) and are actively traded in over-the-counter secondary markets.
Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

    Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity;
the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity
(these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds, with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

FOREIGN CURRENCIES

    Investment in foreign securities usually will involve currencies of foreign countries. Moreover, each Fund (other than Ivy Money Market Fund)
may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of each Fund (other than Ivy Money Market Fund) as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and each Fund (other than
Ivy Money Market Fund) may incur costs in connection with conversions between various currencies. Although each Fund's (other than Ivy Money
Market Fund) custodian values the Fund's assets daily in terms of U.S.
dollars, each Fund (other than Ivy Money Market Fund) does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund (other than Ivy Money Market Fund) will do so from time to time, however, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the
"spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Each Fund (other than Ivy
Money Market Fund) will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

    Because each Fund (other than Ivy Money Market Fund) normally will be invested in both U.S. and foreign securities markets, changes in each
Fund's (other than Ivy Money Market Fund) share price may have a low correlation with movements in U.S. markets. Each Fund's (other than Ivy
Money Market Fund) share price will reflect the movements of the different stock and bond markets in which it is invested (both U.S. and foreign), and of the currencies in which the investments are denominated. Thus, the strength or weakness of the U.S. dollar against foreign currencies may account for part of each Fund's (other than Ivy Money Market Fund)
investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. Currencies in which each Fund's (other than Ivy
Money Market Fund) assets are denominated may be devalued against the U.S.
dollar, resulting in a loss to each Fund (other than Ivy Money Market
Fund).

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

    Each Fund (other than Ivy Money Market Fund) may enter into forward foreign currency contracts in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date (usually less than a year), and typically is individually negotiated and privately traded by currency traders and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

    While each Fund (other than Ivy Money Market Fund) may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for each Fund than if it had not engaged in such transactions. Moreover, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by that Fund. An imperfect correlation of this type may prevent a Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

    Each Fund (other than Ivy Money Market Fund) may purchase currency forwards and combine such purchases with sufficient cash or short-term securities to create unleveraged substitutes for investments in foreign markets when deemed advantageous. Each Fund (other than Ivy Money Market
Fund) may also combine the foregoing with bond futures or interest rate futures contracts to create the economic equivalent of an unhedged foreign bond position.

    Each Fund (other than Ivy Money Market Fund) may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which the Fund expects to have portfolio exposure.

    Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transactions costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available.
Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

OTHER INVESTMENT COMPANIES

    Each Fund (other than Ivy Money Market Fund) may invest up to 10% of its total assets in the shares of other investment companies. As a shareholder of an investment company, a Fund would bear its ratable shares of the fund's expenses (which often include an asset-based management fee). Each Fund (other than Ivy Money Market Fund) could also lose money by investing in other investment companies, since the value of their respective investments and the income they generate will vary daily based on prevailing market conditions.

REPURCHASE AGREEMENTS

    Repurchase agreements are contracts under which a Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed-upon yield.
Under guidelines approved by the Board, each Fund is permitted to enter into repurchase agreements only if the repurchase agreements are at least fully collateralized with U.S. Government securities or other securities that WRIICO has approved for use as collateral for repurchase agreements and the collateral must be marked-to-market daily. Each Fund will enter into repurchase agreements only with banks and broker-dealers deemed to be creditworthy by WRIICO under the above-referenced guidelines. In the unlikely event of failure of the executing bank or broker-dealer, a Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS

    Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). In addition to investing in certificates of deposit and bankers' acceptances, each Fund may invest in time deposits in banks or savings and loan associations. Time deposits are generally similar to certificates of deposit, but are uncertificated. Each Fund's investments in certificates of deposit, time deposits, and bankers'
acceptance are limited to obligations of (i) banks having total assets in excess of $1 billion, (ii) U.S. banks which do not meet the $1 billion asset requirement, if the principal amount of such obligation is fully insured by the Federal Deposit Insurance Corporation (the "FDIC"), (iii)
savings and loan association which have total assets in excess of $1 billion and which are members of the FDIC, and (iv) foreign banks if the obligation is, in WRIICO's opinion, of an investment quality comparable to other debt securities which may be purchased by a Fund. Each Fund's investments in certificates of deposit of savings associations are limited to obligations of Federal and state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC.

COMMERCIAL PAPER

    Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. Each Fund may invest in commercial paper that is rated Prime-1 by Moody's or A-1 by S&P or, if not rated by Moody's or S&P, is issued by companies having an outstanding debt issue rated Aaa or Aa by Moody's or
AAA or AA by S&P.

BORROWING

    Borrowing may exaggerate the effect on each Fund's net asset value of any increase or decrease in the value of the Fund's portfolio securities.
Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances).
Although the principal of each Fund's borrowings will be fixed, each
Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

WARRANTS

    The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. However, prices of warrants do not necessarily move in a tandem with the prices of the underlying securities, and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by any Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

REAL ESTATE INVESTMENT TRUSTS (REITs)

    A REIT is a corporation, trust or association that invests in real estate mortgages or equities for the benefit of its investors. REITs are dependent upon management skill, may not be diversified and are subject to the risks of financing projects. Such entities are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. By investing in REITs indirectly through certain Funds, a shareholder will bear not only his or her proportionate share of the expenses of each Fund, but also, indirectly, similar expenses of the REITs.

OPTIONS TRANSACTIONS

    IN GENERAL. A call option is a short-term contract (having a duration of less than one year) pursuant to which the purchaser, in return for the premium paid, has the right to buy the security underlying the option at the specified exercise price at any time during the term of the option.
The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. A put option is a similar contract pursuant to which the purchaser, in return for the premium paid, has the right to sell the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option, to buy the underlying security at the exercise price. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the time remaining to expiration of the option, supply and demand, and interest rates.

    If the writer of a U.S. exchange-traded option wishes to terminate the obligation, the writer may effect a "closing purchase transaction."
This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the Options Clearing Corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his or her position by effecting a
"closing sale transaction."  This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected at any particular time or at any acceptable price. If any call or put option is not exercised or sold, it will become worthless on its expiration date. Closing purchase transactions are not available for OTC transactions. In order to terminate an obligations in an OTC transaction, a Fund would need to negotiate directly with the counterparty.

    Each Fund (other than Ivy Money Market Fund) will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put previously written by that Fund if the premium, plus commission costs, paid by the Fund to purchase the call or the put is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put. A gain also will be realized if a call or a put that a Fund has written lapses unexercised, because the Fund would retain the premium. Any such gains (or losses) are considered short-term capital gains (or losses) for Federal income tax purposes. Net short-term capital gains, when distributed by each Fund, are taxable as ordinary income. See
"Taxation."

    Each Fund (other than Ivy Money Market Fund) will realize a gain (or a loss) on a closing sale transaction with respect to a call or a put previously purchased by that Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put is greater (or less) than the premium, plus commission costs, paid by the Fund to purchase the call or the put. If a put or a call expires unexercised, it will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs. Any such gain or loss will be long-term or short-term gain or loss, depending upon the Fund's holding period for the option.

    Exchange-traded options generally have standardized terms and are issued by a regulated clearing organization (such as the Options Clearing
Corporation), which, in effect, guarantees the completion of every exchange-traded option transaction. In contrast, the terms of OTC options are negotiated by each Fund (other than Ivy Money Market Fund) and its counterparty (usually a securities dealer or a financial institution) with no clearing organization guarantee. When a Fund purchases an OTC option, it relies on the party from whom it has purchased the option (the
"counterparty") to make delivery of the instrument underlying the option.
If the counterparty fails to do so, the Fund will lose any premium paid for the option, as well as any expected benefit of the transaction.
Accordingly, WRIICO will assess the creditworthiness of each counterparty to determine the likelihood that the terms of the OTC option will be satisfied.

    WRITING OPTIONS ON INDIVIDUAL SECURITIES. Each Fund (other than Ivy
Money Market Fund) may write (sell) covered call options on each Fund's securities in an attempt to realize a greater current return than would be realized on the securities alone. Each Fund may also write covered call options to hedge a possible stock or bond market decline (only to the extent of the premium paid to the Fund for the options). In view of the investment objectives of each Fund, each Fund (other than Ivy Money Market
Fund) generally would write call options only in circumstances where the investment advisor to the Fund does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security.

    A "covered" call option means generally that so long as a Fund is obligated as the writer of a call option, that Fund will (i) own the underlying securities subject to the option, or (ii) have the right to acquire the underlying securities through immediate conversion or exchange of convertible preferred stocks or convertible debt securities owned by the Fund. Although a Fund receives premium income from these activities, any appreciation realized on an underlying security will be limited by the terms of the call option. Each Fund (other than Ivy Money Market Fund) may purchase call options on individual securities only to effect a "closing purchase transaction."

    As the writer of a call option, a Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised. So long as a
Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the value of the underlying security decline).

    PURCHASING OPTIONS ON INDIVIDUAL SECURITIES. Each Fund (other than
Ivy Money Market Fund) may purchase a put option on an underlying security owned by that Fund as a defensive technique in order to protect against an anticipated decline in the value of the security. Each Fund (other than
Ivy Money Market Fund), as the holder of the put option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that a Fund must pay.
These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold. The purchase of put options will not be used by any Fund for leverage purposes.

    Each Fund (other than Ivy Money Market Fund) may also purchase a put option on an underlying security that it owns and at the same time write a call option on the same security with the same exercise price and expiration date. Depending on whether the underlying security appreciates or depreciates in value, the Fund would sell the underlying security for the exercise price either upon exercise of the call option written by it or by exercising the put option held by it. A Fund would enter into such transactions in order to profit from the difference between the premium received by the Fund for the writing of the call option and the premium paid by the Fund for the purchase of the put option, thereby increasing the Fund's current return. Each Fund (other than Ivy Money Market Fund)
may write (sell) put options on individual securities only to effect a
"closing sale transaction."

    RISKS OF OPTIONS TRANSACTIONS. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of a U.S. option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities (or cash in the case of an index option) at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security (or index), in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security (or index) is purchased to hedge against price movements in a related security (or securities), the price of the put or call option may move more or less than the price of the related security
(or securities). In this regard, there are differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.

    There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. Finally, trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Closing transactions can be made for OTC options only by negotiating directly with the counterparty or by a transaction in the secondary market, if any such market exists. Transfer of an OTC option is usually prohibited absent the consent of the original counterparty. There is no assurance that a Fund will be able to close out an OTC option position at a favorable price prior to its expiration. An OTC counterparty may fail to deliver or to pay, as the case may be. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration. Although a Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, a Fund may experience losses in some cases as a result of such inability.

    When conducted outside the U.S., options transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by:  (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in each Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the
U.S., and (v) lower trading volume and liquidity.

    A Fund's (other than Ivy Money Market Fund) options activities also may have an impact upon the level of its portfolio turnover and brokerage commissions. See "Portfolio Turnover."

    A Fund's (other than Ivy Money Market Fund) success in using options techniques depends, among other things, on WRIICO's ability to predict accurately the direction and volatility of price movements in the options and securities markets, and to select the proper type, timing of use and duration of options.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

    IN GENERAL. Each Fund (other than Ivy Money Market Fund) may enter into futures contracts and options on futures contracts for hedging purposes. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a commodity at a specified price and time. When a purchase or sale of a futures contract is made by a Fund, that Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or liquid securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A futures contract held by a
Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called
"variation margin," equal to the daily change in value of the futures contract.  This process is known as "marking to market."  Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund (other than Ivy Money Market Fund) will mark-to-market its open futures position.

    Each Fund (other than Ivy Money Market Fund) is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

    Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery of offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, each Fund (other than Ivy Money Market Fund) generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, each Fund (other than Ivy Money Market Fund) generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

    When purchasing a futures contract, each Fund (other than Ivy Money
Market Fund) will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, each Fund
(other than Ivy Money Market Fund) may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund, or, if lower, may cover the difference with cash or short-term securities.

    When selling a futures contract, each Fund (other than Ivy Money
Market Fund) will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, each Fund (other than Ivy Money Market Fund) may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

    When selling a call option on a futures contract, each Fund (other than Ivy Money Market Fund) will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund, or covering the difference if the price is higher.

    When selling a put option on a futures contract, each Fund (other than Ivy Money Market Fund) will maintain with its Custodian (and mark-to-
market on a daily basis) cash or liquid securities that equal the purchase price of the futures contract less any margin on deposit. Alternatively, a
Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund, or, if lower, the Fund may hold securities to cover the difference.

    FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS. Each Fund
(other than Ivy Money Market Fund) may engage in foreign currency futures contracts and related options transactions for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time.

    An option on a foreign currency futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon the exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

    Each Fund (other than Ivy Money Market Fund) may purchase call and put options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Fund may be denominated. A call option  on a foreign currency gives the buyer the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. Each Fund (other than Ivy
Money Market Fund) may invest in options on foreign currency which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

    In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing an option on a "surrogate" currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

    Each Fund (other than Ivy Money Market Fund) will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity or quoted on an automated quotation system. Each Fund (other than Ivy Money Market
Fund) will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the aggregate initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are
"in-the-money," would exceed 5% of the liquidation value of the Fund's portfolio (or the Fund's net asset value), after taking into account unrealized profits and unrealized losses on any such contracts the Fund has entered into. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option. For additional information about margin deposits required with respect to futures contracts and options thereon, see "Futures Contracts and Options on Futures Contracts."

    RISKS ASSOCIATED WITH FUTURES AND RELATED OPTIONS. There can be no
guarantee that there will be a correlation between price movements in the hedging vehicle and in a Fund's portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-
conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

    Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

    There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

    Currency futures contracts and options thereon may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such position also could be adversely affected by
(i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United
States, and (v) lesser trading volume.

SECURITIES INDEX FUTURES CONTRACTS

    Each Fund (except Ivy Global Natural Resources Fund and Ivy Money
Market Fund) may enter into securities index futures contracts as an efficient means of regulating the Fund's exposure to the equity markets.
Each Fund will not engage in transactions in futures contracts for speculation, but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. The value of a unit is the current value of the stock index. For example, the S&P 500 Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange (the "Exchange"). The
S&P 500 Index assigns relative weightings to the 500 common stocks included in the Index, and the Index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500
Index, contracts are to buy or sell 500 units. Thus, if the value of the
S&P 500 Index were $150, one contract would be worth $75,000 (500 units x
$150). The index futures contract specifies that no delivery of the actual securities making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4). If a Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the
S&P 500 Index is at $154 on that future date, the Fund will lose $2,000
(500 units x loss of $4).

    Each Fund's success in using hedging techniques depends, among other things, on WRIICO's ability to predict correctly the direction and volatility of price movements in the futures and options markets as well as in the securities markets and to select the proper type, time and duration of hedges. The skills necessary for successful use of hedges are different from those used in the selection of individual stocks.

    Each Fund's ability to hedge effectively all or a portion of its securities through transactions in index futures (and therefore the extent of its gain or loss on such transactions) depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's securities. Inasmuch as such securities will not duplicate the components of an index, the correlation probably will not be perfect.
Consequently, each Fund will bear the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. This risk will increase as the composition of the Fund's portfolio diverges from the composition of the hedging instrument.

    Although each Fund intends to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market will exist at a time when a Fund seeks to close a particular option or futures position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. In some cases, a Fund may experience losses as a result of its inability to close out a position, and it may have to liquidate other investments to meet its cash needs.

    Although some index futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, a Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

    Each Fund will only enter into index futures contracts or futures options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. Each Fund will use futures contracts and related options only for
"bona fide hedging" purposes, as such term is defined in applicable regulations of the CFTC.

    When purchasing an index futures contract, each Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the futures contract.
Alternatively, a Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

    When selling an index futures contract, each Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in cash or liquid assets in a segregated account with the Fund's custodian).

COMBINED TRANSACTIONS

    Each Fund (other than Ivy Money Market Fund) may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple currency transactions (including forward currency contracts) and some combination of futures, options, and currency transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of WRIICO, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on WRIICO's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the management objective.

LENDING OF PORTFOLIO SECURITIES

     To enhance the return on its portfolio, each Fund (other than Ivy
Money Market Fund) may enter into a securities lending program that is operated by a securities lending agent. Under the program, a Fund may lend securities in its portfolio (subject to a limit of 33 1/3% of the Fund's total assets) to certain securities firms and financial institutions, provided that each loan is secured by collateral having a market value at least equal to 100% of the market value of the loaned securities, either in the form of cash (including U.S. dollar and non-U.S. dollar currency)
or securities issued or fully guaranteed by the United States government or any agency or instrumentality thereof. Pursuant to an agreement with the Fund, the lending agent will indemnify the Fund against borrower default. Each loan is terminable on demand, and the Fund will receive any interest or dividends paid on the loaned securities. The Fund may use or invest any cash collateral at its own risk and for its own benefit. The
Fund will pay the borrower a predetermined fee or rebate for each loan of securities. Under the program, the Fund may terminate a loan at any time in order to exercise voting rights with respect to a material event affecting the issuer of loaned securities. The risks in lending portfolio securities, as with other extensions of credit, consist of, among other things, the possibility of loss to the Fund due to: (i) the delay or default by a borrower of its obligation to return the loaned securities or
(ii) a loss of rights in the collateral should a borrower fail financially.

                           PORTFOLIO TURNOVER

Each Fund (other than Ivy Money Market Fund) purchases securities that are believed by WRIICO to have above average potential for capital appreciation. Securities are disposed of in situations where it is believed that potential for such appreciation has lessened or that other securities have a greater potential. Therefore, each Fund (other than Ivy
Money Market Fund) may purchase and sell securities without regard to the length of time the security is to be, or has been, held. A change in securities held by a Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer markup or underwriting commission and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the most recently completed fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during that year. For purposes of determining each Fund's portfolio turnover rate, all securities whose maturities at the time of acquisition were one year or less are excluded. The portfolio turnover rate for Ivy
Cundill Value Fund was significantly higher in 2002 than it was in 2001 because of the increase in portfolio trading activity due to the decrease in assets (caused by increased redemption activity). A high turnover rate will increase transaction costs and commission costs that will be borne by the Fund and could generate taxable income or loss to the shareholder.

The portfolio turnover rates for the fiscal years ending December 2001 and
December 2002 were:

                                        2001        2002
Ivy Cundill Global Value Fund           57%         122%
Ivy European Opportunities Fund         66%         69%
Ivy Global Natural Resources Fund       169%        67%
Ivy International Fund                  43%         34%
Ivy International Value Fund            39%         48%
Ivy Money Market Fund                   n/a         n/a
Ivy Pacific Opportunities Fund          82%         16%

                          TRUSTEES AND OFFICERS

    Each Fund's Board of Trustees (the "Board") is responsible for the overall management of the Fund, including general supervision and review of the Fund's investment activities. The Board, in turn, elects the officers who are responsible for administering each Fund's day-to-day operations.

    The address for each Trustee and Executive Officer in the following tables is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas
66201-9217. Each Trustee and Officer serves an indefinite term, until he or she dies, resigns or becomes disqualified. The non-Independent Trustees (as defined below) and Executive Officers of the Trust and their principal occupations during the past five years are:

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Total Number of Funds Overseen	Other Directorships Held
Keith A. Tucker* (58)	Trustee and Chairman	Trustee since December 16, 2002	Chairman of the Board, Director and CEO of Waddell & Reed Financial, Inc. (Waddell & Reed); Chairman of the Board of Waddell & Reed, Inc. ("WRI") (underwriter); Chairman of the Board and Director of Waddell & Reed Investment Management Co. ("WRIMCO"); Chairman of the Board and Director of Waddell & Reed Services Co.; President and CEO of Waddell & Reed Financial Services, Inc.; Chairman of the Board of Waddell & Reed Development, Inc.; Chairman of the Board of Waddell & Reed Distributors, Inc.	63

Chairman of the Board and Director of Waddell & Reed Advisors Funds (20 portfolios overseen); Chairman of the Board and Director of W&R Funds, Inc. (12 portfolios overseen); Chairman of the Board and Director of W&R Target Funds, Inc. (12 portfolios overseen); Chairman of the Board and Director of Waddell & Reed InvestEd Portfolios, Inc. (3 portfolios overseen).

Henry J. Herrmann* (60)	Trustee and President	Trustee since December 16, 2002	Chairman of the Board, CEO and President of WRIICO and IAC; President, Chief Investment Officer and Director of Waddell & Reed; President and CEO of WRIMCO; Chief Investment Officer of WRIMCO; Chief Investment Officer of Waddell & Reed Financial Services, Inc.; Executive Vice President of Waddell & Reed Financial Services, Inc.; President and Chief Executive Officer of Waddell & Reed Ivy Investment Company ("WRIICO"); formerly, Chairman of the Board of Austin, Calvert & Flavin, Inc.	63

Chairman of the Board and Director, Ivy Services Inc. ("ISI"); Director of WRI; Director of Waddell & Reed Development, Inc.; Director of Waddell & Reed Services Co.; Director of Austin Calvert & Flavin, Inc.; Director and President of Waddell & Reed Advisors Funds (20 portfolios overseen); Director and President of W&R Funds, Inc. (12 portfolios overseen); Director and President of W&R Target Funds, Inc. (12 portfolios overseen); Director and President of Waddell & Reed InvestEd Portfolios, Inc. (3 portfolios overseen).

Kristen A. Richards (35)	Secretary and Vice President	Appointed December 17, 2002	Vice President, Associate General Counsel and Chief Compliance Officer of WRIICO and WRIMCO; Vice President, Secretary and Associate General Counsel of each of the Waddell & Reed Advisors Funds, W&R Funds, Inc., W&R Target Funds, Inc. and W&R InvestEd Portfolios, Inc.; formerly Assistant Secretary of each of those funds; formerly, Compliance Officer of WRIMCO	63	None.
Ted Howard (60)	Treasurer	Appointed March 31, 2003	Senior Vice President of Waddell & Reed Services Company ("WRSCO"); Vice President, Treasurer, Principal Accounting Officer and Principal Financial Officer of each of the Waddell & Reed Advisors Funds, W&R Funds, Inc., W&R Target Funds, Inc. and W&R InvestEd Portfolios, Inc.	63	None.

     The Trustees who are not "interested persons" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act ("Independent Trustees"),
their business addresses and principal occupations during the past five years are:

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Total Number of Funds Overseen	Other Directorships Held
Jarold W. Boettcher (62)	Trustee	Trustee since December 16, 2002	President of Boettcher Enterprises, Inc. (agriculture products and services) since 1979; President of Boettcher Supply, Inc. (electrical and plumbing supplies distributor) since 1979; President of Boettcher Aerial, Inc. (Aerial Ag Applicator) since 1983	15	Director of Guaranty State Bank & Trust Co.; Director of Guaranty, Inc.
James D. Gressett (52)	Trustee	Trustee since December 16, 2002	CEO of PacPizza, Inc. (Pizza Hut franchise) since 2000; Secretary of Street Homes, LLP (homebuilding company) since 2001; President of Alien, Inc. (real estate development), 1997 to 2001	15	Director of Collins Financial Services, a debt recovery company
Joseph Harroz, Jr. (36)	Trustee	Trustee since December 16, 2002	General Counsel, University of Oklahoma, Cameron University and Rogers State University; University-wide Vice President of the University of Oklahoma since 1994; Adjunct Professor of Law, University of Oklahoma College of Law; Managing Member, Harroz Investment, LLC (commercial real estate), since 1998; Managing Member, JHJ Investments, LLC (commercial real estate) since 2002	63

Co-Lead Independent Director of Waddell & Reed Advisors Funds (20 portfolios overseen); Co-Lead Independent Director of W&R Target Funds, Inc. (12 portfolios overseen); Co-Lead Independent Director of W&R Funds, Inc. (12 portfolios overseen); Co-Lead Independent Director of Waddell & Reed InvestEd Portfolios, Inc. (3 portfolios overseen)

Glendon E. Johnson, Jr. (51)	Trustee	Trustee since December 16, 2002	Of Counsel, Lee & Smith, PC (law firm) since 1996; Member/Manager, Castle Valley Ranches, LLC (ranching) since 1995	15	None
Eleanor B. Schwartz (66)	Trustee	Trustee since December 16, 2002	Professor of Business Administration, University of Missouri--Kansas City since 1980; Chancellor of University of Missouri--Kansas City, 1991-1999	63

Director of Waddell & Reed Advisors Funds (20 portfolios overseen); Director of W&R Target Funds, Inc. (12 portfolios overseen); Director of W&R Funds, Inc. (12 portfolios overseen); Director of Waddell & Reed InvestEd Portfolios, Inc. (3 portfolios overseen)

Michael G. Smith (58)	Trustee	Trustee since December 16, 2002	Retired; formerly, Managing Director--Institutional Sales, Merrill Lynch, 1983-1999	15

Director, Executive Board, Cox Business School, Southern Methodist University (since 1998); Director, Northwestern Mutual Life Series Funds & Mason Street Advisors Funds (since February, 2003) (29 portfolios overseen).

Edward M. Tighe (60)	Trustee	3 years	Chairman, CEO and Director of JBE Technology Group, Inc. (telecommunications and computer network consulting); CEO and Director of Asgard Holding LLC (computer network and security services); President of Global Mutual Fund Services.; President and CEO of Global Technology.	15	Director of Hansberger Institutional Funds (2 portfolios overseen).

     The Board has an Audit Committee, an Executive Committee, a Valuation
Committee, and a Governance Committee. The function of the Audit Committee is to assist the Board in fulfilling its responsibilities to shareholders of the Fund relating to accounting and reporting, internal controls and the adequacy of auditing relative thereto. As of December 17, 2002, the
Audit Committee consists of Michael G. Smith, Jarold W. Boettcher and
Glendon E. Johnson, Jr. During the last year, the Audit Committee held 4 meetings.

    The function of the Executive Committee is to act as necessary on behalf of the full Board. When the Board is not in session, the Executive
Committee has and may exercise any or all of the powers of the Board in the management of the business and affairs of the Fund except the power to increase or decrease the size of, or fill vacancies on the Board, and except as otherwise prohibited by law. As of December 17, 2002, the
Executive Committee consists of Keith A. Tucker, Henry J. Herrmann and
Edward M. Tighe. During the last fiscal year, Executive Committee did not meet.

    The function of the Valuation Committee is to consider the valuation of portfolio securities which may be difficult to price. As of December 17,
2002, the Valuation Committee consists of Keith A. Tucker and Henry J.
Herrmann. During the last fiscal year, the Valuation Committee met 4 times.

    The function of the Governance Committee is to consider the responsibilities and actions of the Board of Trustees. As of December 17,
2002, the Governance Committee consists of Joseph Harroz, Jr., Eleanor B.
Schwartz and James D. Gressett. During the last fiscal year, the Governance
Committee held 4 meetings.

                           COMPENSATION TABLE

                                 IVY FUND
                  (FISCAL YEAR ENDED DECEMBER 31, 2002)

NAME, POSITION	AGGREGATE COMPENSATION FROM TRUST	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSA-TION FROM TRUST AND FUND COMPLEX PAID TO TRUSTEES*
John S. Anderegg, Jr. (Trustee through December 16, 2002)	$23,000	N/A	N/A	$23,000
Jarold W. Boettcher (Trustee)	$0	N/A	N/A	$0
Stanley Channick (Trustee through December 16, 2002)	$24,000	N/A	N/A	$24,000
Roy J. Glauber (Trustee through December 16, 2002)	$24,000	N/A	N/A	$24,000
James D. Gressett (Trustee)	$0	N/A	N/A	$0
Joseph Harroz, Jr. (Trustee)	$0	N/A	N/A	$0
Henry J. Herrmann (Trustee and President)	$0	N/A	N/A	$0
Glendon E. Johnson, Jr. (Trustee)	$0	N/A	N/A	$0
Joseph G. Rosenthal (Trustee through December 16, 2002)	$24,000	N/A	N/A	$24,000
Eleanor B. Schwartz (Trustee)	$0	N/A	N/A	$0
Richard N. Silverman (Trustee through December 16, 2002)	$24,000	N/A	N/A	$24,000
Michael G. Smith (Trustee)	$0	N/A	N/A	$0
J. Brendan Swan (Trustee through December 16, 2002)	$24,000	N/A	N/A	$24,000
Edward M. Tighe (Trustee)	$24,000	N/A	N/A	$24,000
Keith A. Tucker (Trustee and Chairman)	$0	N/A	N/A	$0

*  The Fund complex consists of Ivy Fund.

    As of December 31, 2002, the Officers and Trustees of the Trust as a
group owned beneficially or of record less than 1% of the outstanding
Class A, Class B, Class C, Class I and Advisor Class shares of each of the seven Ivy funds that are a series of the Trust and included in this SAI, except that the Officers and Trustees of the Trust as a group owned 1.97%,
4.34%, 18.71% and 8.87% of Ivy Cundill Global Value Fund. The other eight series of the trust are included in a separate document.

    The following table sets forth the dollar range of shares of the Fund held directly or indirectly by the Trustees:

Name of Trustee	Dollar Range of Shares in Ivy Cundill Global Value Fund	Dollar Range of Shares in Ivy European Opportunities Fund	Dollar Range of Shares in Ivy Global Natural Resources Fund	Dollar Range of Shares in Ivy International Fund
Jarold W. Boettcher	$ -	$ -	$ -	$ -
James D. Gressett	-	-	-	-
Joseph Harroz, Jr.	-	-	-	-
Henry J. Herrmann	-	-	-	-
Glendon E. Johnson, Jr.	-	-	-	-
Eleanor B. Schwartz	-	-	-	-
Michael G. Smith	-	-	-	-
Edward M. Tighe	-	-	-	-
Keith A. Tucker	-	-	-	-

Name of Trustee	Dollar Range of Shares in Ivy International Value Fund	Dollar Range of Shares in Ivy Money Market Fund	Dollar Range of Shares in Ivy Pacific Opportunities Fund	Aggregate Dollar Range of Shares in all Funds Overseen by the Trustee in the Ivy Fund Family
Jarold W. Boettcher	$ -	$ -	$ -	$ -
James D. Gressett	-	-	-	-
Joseph Harroz, Jr.	-	-	-	-
Henry J. Herrmann	-	-	-	-
Glendon E. Johnson, Jr.	-	-	-	-
Eleanor B. Schwartz	-	-	-	-
Michael G. Smith	-	-	-	-
Edward M. Tighe	-	$10,001 - $50,000	-	$10,001 - $50,000
Keith A. Tucker	-	-	-	-

    PERSONAL INVESTMENTS BY EMPLOYEES OF WRIICO, IFDI, HENDERSON, MFC AND
THE TRUST. WRIICO, IFDI and the Trust have adopted a Code of Ethics and
Business Conduct Policy, MFC has adopted a Business Conduct Policy for
Officers, Directors and Access Persons and Henderson has incorporated a code of ethics into its Compliance and Procedures Manual (the "Codes of
Ethics") which are each designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as each Fund, in compliance with Rule
17j-1 under the 1940 Act. The Codes of Ethics permit personnel of WRIICO,
IFDI, Henderson, MFC and the Trust subject to the Codes of Ethics to engage in personal securities transactions, including with respect to securities held by one or more Funds, subject to certain requirements and restrictions.

                     PRINCIPAL HOLDERS OF SECURITIES

SHARE OWNERSHIP

    To the knowledge of the Trust as of March 31, 2003, no shareholder owned beneficially or of record 5% or more of any Fund's outstanding shares of any class, with the following exceptions:

                    Beneficial Owners of Fund Shares

Title of Class of Shares	Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percentage of Class Owned
Ivy Cundill Global Value - Class A

LPL FINANCIAL SERVICES

A/C 3446-8387

9785 TOWNE CENTRE DRIVE

SAN DIEGO, CA 92121-1968

NFSC FEBO #OJR-406090

NFS/FMTC ROLLOVER IRA

FBO MARTIN RUBINSTEIN

4450 HASKELL AVE.

ENCINO, CA 91436

PERSHING LLC

P.O. BOX 2052

JERSEY CITY, NJ 07303-9998

		11,326.41 11,263.20 8,842.14	6.49 6.46 5.07
Ivy European Opportunities Fund - Class A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR. E, 3RD FLOOR JACKSONVILLE, FL 32246 FTC & CO. ACCOUNT #00570 DATALYNX P.O. BOX 173736 DENVER, CO 80217-3736	209,999.35 133,573.15	14.73 9.37
Ivy Global Natural Resources Fund - Class A

CHARLES SCHWAB & CO INC.

REINVEST ACCOUNT

ATTN: MUTUAL FUND DEPT.

101 MONTGOMERY STREET

SAN FRANCISCO, CA 94104

MLPF&S

FOR THE SOLE BENEFIT OF ITS CUSTOMERS

ATTN: FUND ADMINISTRATION

4800 DEER LAKE DR. E, 3RD FLOOR

JACKSONVILLE, FL 32246

		350,023.37 81,792.29	21.69 5.06
Ivy International Fund - Class A

MLPF&S

FOR THE SOLE BENEFIT OF ITS CUSTOMERS

ATTN: FUND ADMINISTRATION

4800 DEER LAKE DR. E, 3RD FLOOR

JACKSONVILLE, FL 32246

CHARLES SCHWAB & CO. INC.

REINVEST ACCOUNT

ATTN: MUTUAL FUND DEPT.

101 MONTGOMERY STREET

SAN FRANCISCO, CA 94104

		1,637,397.53 907,167.70	22.74 12.59
Ivy International Value Fund - Class A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR. E, 3RD FLOOR JACKSONVILLE, FL 32246	439,614.51	44.98
Ivy Money Market Fund - Class A

CARN & CO 930354014

CHOLESTECH CORP 401(K) RET SV PLAN

PSZISCX00000E94000000

ATTN: MUTUAL FUNDS-STAR GROUP

PO BOX 96211

WASHINGTON, DC 20090-6211

CARN & 02167701 RIGGS BANK TTEE

COLTS MANUFACTURING CO INC 401 K PL

ACT 40400097001000000

ATTN STAR GROUP

PO BIX 96211

WASHINGTON, DC 20090-6211

		893,090.07 600,815.96	7.69 5.17
Ivy Pacific Opportunities Fund - Class A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR. E, 3RD FLOOR JACKSONVILLE, FL 32246	74,791.99	8.62
Ivy European Opportunities Fund - Class B	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR. E, 3RD FLOOR JACKSONVILLE, FL 32246	433,917.31	25.07
Ivy Global Natural Resources Fund - Class B	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR. E, 3RD FLOOR JACKSONVILLE, FL 32246 REDE & CO. 4380 SW MACADAM SUITE 450 PORTLAND, OR 97239	105,927.87 42,666.00	13.05 5.25
Ivy International Fund - Class B	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR. E, 3RD FLOOR JACKSONVILLE, FL 32246	1,632,120.03	42.11
Ivy International Value Fund - Class B	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR. E, 3RD FLOOR JACKSONVILLE, FL 32246	1,908,118.80	55.30
Ivy Pacific Opportunities Fund - Class B

MLPF&S

FOR THE SOLE BENEFIT OF ITS CUSTOMERS

ATTN: FUND ADMINISTRATION

4800 DEER LAKE DR. E, 3RD FLOOR

JACKSONVILLE, FL 32246

IBT CUST 403 (B0 FBO

DENISE TEPAS

99 OAKDALE DR

ROCHESTER, NY 14618

CARN & CO 930354014

CHOLESTECH CORP 401(K) RET SV PLAN

PSZISCX00000E94000000

ATTN: MUTUAL FUNDS-STAR GROUP

PO BIX 96211

WASHINGTON, DC 20090-6211

		61,576.99 38,530.56 34,365.00	14.30 8.94 7.98
Ivy Cundill Global Value - Class C

PRUDENTIAL SECURITIES INC. FBO

MR. ALBERT RUEFER TAYLOR

1525 1ST ST. APT. T210

CORONADO, CA 92118-1537

NFSC FEBO #OFN-026719

DELAWARE CHAR GUAR & TRUST CUS

IRA OF L MIKKELSON BENEFICIARY

DECD: DORIAN MIKKELSON

110 W. GARDEN VIEW DR.

MIDVALE, UT 84047

LOREN KAMPSCHNIEDER &

DEBORAH A KAMPSCHIENIEDER JT WROS

6201 SO 176TH ST

WALTON, NE 68461

MLPF&S

FOR THE SOLE BENEFIT OF ITS CUSTOMERS

ATTN: FUND ADMINISTRATION

4800 DEER LAKE DR. E, 3RD FLOOR

JACKSONVILLE, FL 32246

		7,000.55 6,714.63 4,934.99 4,375.78	8.32 7.98 5.86 5.20
Ivy European Opportunities Fund - Class C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR. E, 3RD FLOOR JACKSONVILLE, FL 32246	598,991.60	43.47
Ivy Global Natural Resources Fund - Class C

MLPF&S

FOR THE SOLE BENEFIT OF ITS CUSTOMERS

ATTN: FUND ADMINISTRATION

4800 DEER LAKE DR. E, 3RD FLOOR

JACKSONVILLE, FL 32246

PAINEWEBBER FOR THE BENEFIT OF LOCAL 68

ENGINEERS PENSION FUND

P.O. BOX 534

W. CALDWELL, NJ 07007

		80,526.91 31,491.08	16.55 6.47
Ivy International Fund - Class C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR. E, 3RD FLOOR JACKSONVILLE, FL 32246	455,829.78	55.77
Ivy International Value Fund - Class C

MLPF&S

FOR THE SOLE BENEFIT OF ITS CUSTOMERS

ATTN: FUND ADMINISTRATION

4800 DEER LAKE DR. E, 3RD FLOOR

JACKSONVILLE, FL 32246

NFSC FEBO 3 0S3-032883

NFS/FMTC ROLLOVER IRA

FBO DERWYN F PHILLIPS

1250 WEST SOUTHWINDS #215

VERO BEACH

VERO BEACH, FL 32963

		617,268.94 64,030.77	54.62 5.66
Ivy Money Market Fund - Class C

PRUDENTIAL SECURITIES INC. FBO

INTERNATIONAL CAPITAL CONSULTA

1 NEW YORK PLAZA 8TH FLOOR

NEW YORK, NY 10292

PRUDENTIAL SECURITIES INC. FBO

MR. MARCIA D BURKE &

MR. PHILIP BURKE JT TEN

40 GREGORY ST

MARBLEHEAD, MA 01945-3242

PRUDENTIAL SECURITIES INC.

FBO: GLOBAL EQUITY CONSULTANTS

ONE NEW YORK PLAZA

NEW YORK, NY 10292

PRUDENTIAL SECURITIES INC.

EQUITY INVESTORS

GRABBELINIEWEG 84

WILLEMSTAD CURACAO

NETHERLAND ANTILLES, NY 10292

PRUDENTIAL SECURITIES INC.

MR. ELIZABETH M PEFFER

IRA DTD 05/17/96

351 GREENWOOD DR

HILTON HEAD, SC 29928-4249

PRUDENTIAL SECURITIES INC. FBO

FIRST MILLENNIUM TRADING LTD 4

C/O COUGAR ASSET MGMT

BUSINESS TOWER 8TH FL

PORTOMASO ST. JULIANS

ST J10 MALTA, NY 10292

PRUDENTIAL SECURITIES INC.

FBO: GLOBAL EQUITY CONSULTANTS

ONE NEW YORK PLAZA

NEW YORK, NY 10292-2008

		512,294.80 208,384.54 200,331.65 162,217.73 147,216.28 146,153.50 146,077.40	18.73 7.61 7.32 5.93 5.38 5.34 5.34
Ivy Pacific Opportunities Fund - Class C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR. E, 3RD FLOOR JACKSONVILLE, FL 32246 LOREN KAMPSCHNIEDER JT WROS 6201 SO 176TH ST WALTON, NE 68461	18,792.54 6,997.92	22.49 8.37
Ivy Cundill Global Value Fund - Class I

NATIONAL INVESTOR SERVICES FBO

509-56515-18

55 WATER STREET, 32ND FLOOR

NEW YORK, NY 10041

NATIONAL INVESTOR SERVICES FBO

509-56523-18

55 WATER STREET, 32ND FLOOR

NEW YORK, NY 10041

NATIONAL INVESTOR SERVICES FBO

536-91421-11

55 WATER STREET, 32ND FLOOR

NEW YORK, NY 10041

NATIONAL INVESTOR SERVICES FBO

509-56525-16

55 WATER STREET, 32ND FLOOR

NEW YORK, NY 10041

NATIONAL INVESTOR SERVICES FBO

536-91428-14

55 WATER STREET, 32ND FLOOR

NEW YORK, NY 10041

		1,452.24 1,251.73 907.89 821.10 579.94	28.97 24.97 18.11 16.37 11.56
Ivy European Opportunities Fund - Class I	PERSHING LLC P.O. BOX 2052 JERSEY CITY, NJ 07303-9998 PERSHING LLC P.O. BOX 2052 JERSEY CITY, NJ 07303-9998 NFSC FEBO FNSC/FMTC IRA FBO CHARLES PEAVY 2025 EAGLE NEST BLUFF LAWRENCEVILLE, GA 30244	854.14 744.05 642.38	38.12 33.20 28.67
Ivy International Fund - Class I

LYNSPEN AND COMPANY

PO BOX 830804

BIRMINGHAM, AL 35283

LYNSPEN AND COMPANY

FOR REINVESTMENT

PO BOX 830804

BIRMINGHAM, AL 35283

NATIONAL CITY BANK INDIANA TTEE OF THE MECHANICS LAUNDRY & SUPPLY INC. TEAMSTER EMPLOYEES PEN PLAN U/A/D

3-29-77

ATTN: TRUST MUTUAL FUNDS

#20-405674227

P.O. BOS 94984

CLEVELAND, OH 44101-4984

CHARLES SCHWAB & CO INC.

REINVEST ACCOUNT

ATTN: MUTUAL FUND DEPT.

101 MONTGOMERY STREET

SAN FRANCISCO, CA 94104

		17,025.38 16,551.12 16,008.31 5,503.64	22.90 22.26 21.53 7.40
Ivy Cundill Global Value Fund - Advisor Class

FTC & CO.

ATTN DATALYNX #00570

P.O. BOX 173736

DENVER, CO 80217-3736

MACKENZIE INVESTMENT MGMT INC.

ATTN: BEV YANOWITCH

VIA MIZNER FINANCIAL PLAZA

925 S FEDERAL HWY STE 600

BOCA RATON, FL 33432

PETER CUNDILL HOLDINGS LTD

1100 MELVILLE ST STE 1200

VANCOUVER

BC V6E 4A6

		77,925.54 58,290.14 37,610.63	33.26 24.88 16.05
Ivy European Opportunities Fund - Advisor Class

MLPF&S

FOR THE SOLE BENEFIT OF ITS CUSTOMERS

ATTN: FUND ADMINISTRATION

4800 DEER LAKE DR. E, 3RD FLOOR

JACKSONVILLE, FL 32246

FISERV SECURITIES INC

FAO 56708094

ATTN: MUTUAL FUNDS

ONE COMMERCE SQUARE

2005 MARKET STREET SUITE 1200

PHILADELPHIA, PA 19103

		182,579.00 22,876.34	51.47 6.44
Ivy Global Natural Resources Fund - Advisor Class	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR E, 3RD FLOOR JACKSONVILLE, FL 32246	8,143.07	19.33
Ivy International Fund - Advisor Class	IBT CUST IRA FBO NOLAN C ZUGSCHWERDT 2150 N STAFFORD ARLINGTON, VA 22207	147.48	100.00
Ivy International Value Fund - Advisor Class

MLPF&S

FOR THE SOLE BENEFIT OF ITS CUSTOMERS

ATTN: FUND ADMINISTRATION

4800 DEER LAKE DR E, 3RD FLOOR

JACKSONVILLE, FL 32246

NFSC FEBO #279-055662

C/JAMES FERRIS/BRO

B YANOWITCH/J BROADFOOT TTES

U/A 01/01/98

925 S FEDERAL HWY STE 600

BOCA RATON, FL 33432-6143

		34,820.69 3,362.28	80.11 7.73
Ivy Pacific Opportunities Fund - Advisor Class Shares

PERSHING LLC

P.O. BOX 2052

JERSEY CITY, NJ 07303-9998

PERSHING LLC

P.O. BOX 2052

JERSEY CITY, NJ 07303-9998

MLPF&S

FOR THE SOLE BENEFIT OF ITS CUSTOMERS

ATTN: FUND ADMINISTRATION

4800 DEER LAKE DR E, 3RD FLOOR

JACKSONVILLE, FL 32246

		4,512.89 748.50 518.00	77.93 12.92 8.94

                 INVESTMENT ADVISORY AND OTHER SERVICES

BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

    Waddell & Reed Ivy Investment Company ("WRIICO"), 6300 Lamar Avenue,
P.O. Box 29217, Shawnee Mission, KS 66201-9217, provides business management services and investment advisory services to the Funds, with the exception of Ivy Global Natural Resources Fund, for which WRIICO acts solely as manager. WRIICO is an SEC registered investment advisor with approximately $1.6 billion in assets under management as of December 31,
2002.

    Until December 31, 2002, Ivy Management, Inc. ("IMI") provided business management services to the Funds and investment advisory services to all Funds other than Ivy Global Natural Resources Fund. On December 31,
2002, IMI, an indirect wholly owned subsidiary of Waddell & Reed
Financial, Inc. ("Waddell & Reed") and a wholly owned subsidiary of Ivy
Acquisition Corporation ("IAC"), merged with and into IAC, a wholly owned subsidiary of Waddell & Reed. Upon effectiveness of the merger, IAC changed its name to Waddell & Reed Ivy Investment Company ("WRIICO").

    Effective December 31, 2002, WRIICO assumed all of IMI's duties with respect to the Funds and began providing business management services to the Funds and investment advisory services to all Funds other than Ivy
Global Natural Resources Fund. The terms and conditions of the agreements under which WRIICO provides those services to the Funds are exactly the same as the terms and conditions of the agreements in effect prior to
December 31, 2002 between the Funds and IMI. IMI employees or officers who were serving as portfolio managers of the Funds, if any, continue to serve as portfolio managers of the Funds after the merger, as employees or officers of WRIICO. Each of the portfolio managers who was an employee or officer of IMI, if any, has the same title with WRIICO as he or she had with IMI.

    MFC is a wholly-owned Subsidiary of Investors Group Inc. ("IGI"),
One Canada Centre, 447 Portage Avenue, Winnipeg, Manitoba, Canada R3C3B6.
MFC is a corporation organized under the laws of Ontario. MFC is registered in Ontario as a mutual fund dealer and provides investment advisory services for Ivy Global Natural Resources Fund.

    Henderson Global Investors (North America) Inc. ("HGINA"), 737 North
Michigan Avenue, Suite 1950, Chicago, Illinois 60611, serves as subadvisor to Ivy European Opportunities Fund. For its services, HGINA receives from
WRIICO a fee payable monthly that is equal, on an annual basis, to 0.45%
of the first $100 million of net assets of such Fund and 0.40% thereafter of that portion of such Fund's average daily net assets managed by HGINA.
Henderson Investment Management Limited ("Henderson"), 4 Broadgate,
London, England EC2M 2DA, serves as subadvisor to Ivy European
Opportunities Fund. For its services, Henderson receives from HGINA a fee payable monthly that is equal, on an annual basis, to 0.35% of the first
$100 million of net assets of such Fund and 0.31% thereafter of that portion of such Fund's average daily net assets managed by Henderson.
HGINA and Henderson are registered with the SEC as investment advisers and provide international and global investment management services to institutional and individual investors and investment companies. HGINA is an indirect, wholly owned subsidiary of, and Henderson is a direct wholly owned subsidiary of, Henderson Global Investors (Holdings) plc, which is located at the same address as Henderson, and is a wholly owned subsidiary of AMP Limited, an Australian life insurance and financial services company located at AMP Building, 24th Floor, 33 Alfred Street, Sydney, New
South Wales 2000 Australia.

    Each Fund except Ivy European Opportunities Fund and Ivy Global
Natural Resources Fund pays WRIICO a monthly fee for providing business management and investment advisory services at an annual rate of 1.00% of the Fund's average net assets.

    During the fiscal years ended December 31, 2000, 2001, and 2002 Ivy
Cundill Global Value Fund paid IMI fees of $5,011, $10,121 and $37,970 respectively. During the same periods, IMI reimbursed Fund expenses in the amount of $86,191, $127,526 and $103,157, respectively. For the fiscal year ended December 31, 2002, IMI paid subadvisory fees to Cundill in the amount of $17, 594.

    Ivy European Opportunities Fund pays WRIICO a monthly fee for providing business management and investment advisory services at an annual rate of 1.00% of the first $250 million I-n average net assets,
0.85% on the next $250 million in average net assets, and 0.75% on average net assets over $500 million. During the fiscal years ended December 31,
2000, 2001 and 2002, Ivy European Opportunities Fund paid IMI fees of
$1,937,417, $1,325,025 and $785,647, respectively. During the same periods, IMI paid subadvisory fees to Henderson in the amount of $361,694,
$291,013, and $192,715, respectively.

    Ivy Global Natural Resources Fund pays WRIICO a monthly fee for providing business management services at an annual rate of 0.50% of the
Fund's average net assets. For investment advisory services, Ivy Global
Natural Resources Fund pays MFC, through WRIICO, a monthly fee at an annual rate of 0.50% of its average net assets. During the fiscal years ended December 31, 2000, 2001 and 2002, Ivy Global Natural Resources Fund
paid IMI fees of $42,385, $62,113 and $146,996, respectively. During the fiscal years ended December 31, 2000, 2001 and 2002, IMI reimbursed Fund expenses in the amount of $190,682, $181,477 and $45,707, respectively.
During the fiscal years ended December 31, 2000, 2001 and 2002, the Fund paid MFC fees, through WRIICO, of $42,385, $62,113 and $146,996, respectively.

    During the fiscal years ended December 31, 2000, 2001 and 2002, Ivy
International Fund paid IMI fees of $16,525,495, $6,834,910 and
$3,178,450, respectively. During the same periods, IMI reimbursed Fund expenses in the amount of $0, $400,000 and $0, respectively.

    During the fiscal years ended December 31, 2000, 2001 and 2002, Ivy
International Value Fund paid IMI fees of $1,496,637, $965,448 and
$595,781, respectively. During the same periods, IMI reimbursed Fund expenses in the amount of $274,726, $369,480 and $329,958, respectively.

    During the fiscal years ended December 31, 2000, 2001 and 2002, Ivy
Money Market Fund paid IMI fees of $98,462, $92,906 and $81,621, respectively. During the same periods, IMI reimbursed Fund expenses in the amount of $162,695, $168,669 and $173,624, respectively.

    During the fiscal years ended December 31, 2000, 2001 and 2002, Ivy
Pacific Opportunities Fund paid IMI fees of $183,267, $131,439 and
$105,358, respectively. During the fiscal years ended December 31, 2000,
2001 and 2002, IMI reimbursed Fund expenses of $172,025, $178,508 and
$138,434 respectively.

    Under the Agreements, the Trust pays the following expenses: (1) the fees and expenses of the Trust's Independent Trustees; (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with WRIICO; (3) interest expenses; (4) taxes and governmental fees, including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8) insurance premiums; (9)
fees and expenses of the Trust's Custodian and Transfer Agent and any related services; (10) expenses of obtaining quotations of portfolio securities and of pricing shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and (13) fees and expenses of membership in industry organizations.

    With respect to all Funds other than Ivy European Opportunities Fund and Ivy International Fund, WRIICO currently limits each Fund's total operating expenses (excluding Rule 12b-1 fees, interest, taxes, brokerage commissions, litigation, class-specific expenses, indemnification expenses, and extraordinary expenses) to an annual rate of 2.50% (0.85% in the case of Ivy Money Market Fund) of that Fund's average net assets, which may lower each Fund's expenses and increase its yield.

    The Agreements may be terminated with respect to a Fund at any time, without payment of any penalty, by the vote of a majority of the Board, or by a vote of a majority of the outstanding voting securities of a Fund (as defined in the 1940 Act), on 60 days' written notice to WRIICO, or by
WRIICO on 60 days' written notice to the Trust. Each Agreement provides that it will terminate automatically in the event of its assignment (as defined in the 1940 Act).

    In approving the investment advisory agreement, the Board considered a number of factors, including: (1) Waddell & Reed's organizational structure and senior personnel; (2) Waddell & Reed's operations and, in particular, its mutual fund advisory and distribution activities; and (3)
the personnel, operations and financial condition, and investment management capabilities, methodologies, and performance of WRIICO as investment adviser and manager to the Funds.

     Based upon their review and consideration of the factors described above, and such other factors and information it considered relevant, the
Board recognized that WRIICO, and MFC in the case of Ivy Global Natural
Resources Fund, is deemed to owe a fiduciary duty to each Fund and approved the investment advisory agreement.

    In approving the subadvisory agreement, the Board considered (1) the fees paid by Ivy European Opportunities Fund and Ivy International Small
Companies Fund and the terms of the business management and investment advisory agreement between the Funds and WRIICO and the subadvisory agreement between WRIICO and Henderson; (2) the services that WRIICO performs under the management agreement and the investment advisory services that Henderson performs for the Funds under the subadvisory agreement; and (3) that WRIICO continues to be ultimately responsible for
Henderson's compliance with each Fund's investment objective and policies and applicable securities laws, and is also responsible for the selection of the subadviser and monitoring its performance, as well as the overall success or failure of each Fund.

    Based upon their review and consideration of the factors described above, and such other factors and information it considered relevant, the
Board recognized that Henderson is deemed to owe a fiduciary duty to each
Fund and approved the subadvisory agreement.

DISTRIBUTION SERVICES

    IFDI, a wholly owned subsidiary of WRIICO, formerly known as Ivy
Mackenzie Distributors, Inc., serves as the exclusive distributor of each
Fund's shares pursuant to an Amended and Restated Distribution Agreement with the Trust dated March 16, 1999, as amended from time to time (the
"Distribution Agreement"). IFDI distributes shares of each Fund through broker-dealers who are members of the National Association of Securities
Dealers, Inc. and who have executed dealer agreements with IFDI. IFDI distributes shares of each Fund on a continuous basis, but reserves the right to suspend or discontinue distribution on that basis. IFDI is not obligated to sell any specific amount of Fund shares.

    Each Fund has authorized IFDI to accept on its behalf purchase and redemption orders. IFDI is also authorized to designate other intermediaries to accept purchase and redemption orders on each Fund's behalf. Each Fund will be deemed to have received a purchase or redemption order when an authorized intermediary or, if applicable, an intermediary's authorized designee, accepts the order. Client orders will be priced at each Fund's net asset value next computed after an authorized intermediary or the intermediary's authorized designee accepts them.

    Pursuant to the Distribution Agreement, IFDI is entitled to deduct a commission on all Class A Fund shares sold equal to the difference, if any, between the public offering price, as set forth in each Fund's then-
current prospectus, and the net asset value on which such price is based.
Out of that commission, IFDI may reallow to dealers such concession as
IFDI may determine from time to time. In addition, IFDI is entitled to deduct a CDSC on the redemption of Class A shares sold without an initial sales charge and Class B and Class C shares, in accordance with, and in the manner set forth in, the Prospectus.

    Under the Distribution Agreement, each Fund bears, among other expenses, the expenses of registering and qualifying its shares for sale under Federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.

    For the period from April 17 (commencement) to December 31, 2000 and the fiscal years ended December 31, 2001 and 2002, IMI, on behalf of IFDI, received from sales of Class A shares of Ivy Cundill Global Value Fund $0,
$63 and $30,629, respectively, in sales commissions, of which $0, $8 and
$4,568, respectively, was retained after dealer allowances. During the fiscal year ended December 31, 2002, IMI on behalf of IFDI received $170 in
CDSCs on redemptions of Class B shares of Ivy Cundill Global Value Fund.
During the fiscal year ended December 31, 2002, IMI on behalf of IFDI received $56 in CDSCs on redemptions of Class C shares of Ivy Cundill
Global Value Fund.

    During the fiscal years ended December 31, 2000, 2001 and 2002, IMI, on behalf of IFDI, received from sales of Class A shares of Ivy European
Opportunities Fund $2,617,198, $47,617 and $36,931, respectively in sales commissions, of which $301,849, $7,323 and $5,484, respectively, was retained after dealer allowances. During the fiscal year ended December 31,
2002, IMI on behalf of IFDI received $147,525 in CDSCs on redemptions of
Class B shares of Ivy European Opportunities Fund. During the fiscal year ended December 31, 2002, IMI on behalf of IFDI received $5,021 in CDSCs on redemptions of Class C shares of Ivy European Opportunities Fund.

    During the fiscal years ended December 31, 2000, 2001 and 2002, IMI, on behalf of IFDI, received from sales of Class A shares of Ivy Global
Natural Resources Fund $7,913, $57,517 and $158,413, respectively, in sales commissions, of which $858, $8,048 and $23,194, respectively, was retained after dealer allowances. During the fiscal year ended December 31, 2000,
IMI on behalf of IFDI received $22,876 in CDSCs on redemptions of Class B shares of Ivy Global Natural Resources Fund. During the fiscal year ended
December 31, 2002, IMI on behalf of IFDI received $17,068 in CDSCs on redemptions of Class C shares of Ivy Global Natural Resources Fund.

    During the fiscal years ended December 31, 2000, 2001 and 2002, IMI, on behalf of IFDI, received from sales of Class A shares of Ivy
International Fund $188,180, $46,028 and $24,474, respectively, in sales commissions, of which $18,789, $7,817 and $8,489 respectively, was retained after dealer allowances. During the fiscal year ended December 31, 2002,
IMI on behalf of IFDI received $176,978 in CDSCs on redemptions of Class B shares of the Fund. During the fiscal year ended December 31, 2002, IMI on behalf of IFDI received $14,868 in CDSCs on redemptions of Class C shares of the Fund.

    During the fiscal years ended December 31, 2000, 2001 and 2002, IMI, on behalf of IFDI, received from sales of Class A shares of Ivy
International Value Fund $82,407, $6,229 and $2,310, respectively, in sales commissions, of which $3,791, $883 and $377 respectively, was retained after dealer allowances. During the fiscal year ended December 31, 2002,
IMI on behalf of IFDI received $103,233 in CDSCs on redemptions of Class B shares of Ivy International Value Fund. During the fiscal year ended
December 31, 2002, IMI on behalf of IFDI received $1,565 in CDSCs on redemptions of Class C shares of Ivy International Value Fund.

    During the fiscal years ended December 31, 2000, 2001 and 2002, IFDI received from sales of Class A shares of Ivy Pacific Opportunities Fund
$25,351, $4,599 and $1,902, respectively, in sales commissions, of which
$4,040, $674 and $287, respectively, was retained after dealer allowances.
During the fiscal year ended December 31, 2002, IMI on behalf of IFDI received $8,886 in CDSCs on redemptions of Class B shares of Ivy Pacific
Opportunities Fund. During the fiscal year ended December 31, 2002, IMI on behalf of IFDI received $2 in CDSCs on redemption of Class C shares of Ivy
Pacific Opportunities Fund.

    The Distribution Agreement will continue in effect for successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board or a majority of the outstanding voting securities of each Fund. The Distribution Agreement may be terminated with respect to any Fund at any time, without payment of any penalty, by IFDI on 60 days' written notice to the Fund or by a Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent Trustees on 60 days' written notice to
IFDI. The Distribution Agreement shall terminate automatically in the event of its assignment.

    Payments to Dealers: WRIICO on behalf of IFDI currently intends to pay to dealers a sales commission of 4% of the sale price of Class B shares they have sold, and WRIICO or one of its subsidiaries will receive the entire amount of the CDSC paid by shareholders on the redemption of
Class B shares to finance the 4% commission and related marketing expenses. With respect to Class C shares, WRIICO on behalf of IFDI currently intends to pay to dealers a sales commission of 1% of the sale price of Class C shares that they have sold, a portion of which is to compensate the dealers for providing Class C shareholder account services during the first year of investment. WRIICO or one of its subsidiaries will receive the entire amount of the CDSC paid by shareholders on the redemption of Class C shares to finance the 1% commission and related marketing expenses.

    RULE 18f-3 PLAN. On February 23, 1995, the SEC adopted Rule 18f-3 under the 1940 Act, which permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. The Board has adopted a Rule 18f-3 plan on behalf of each
Fund. The key features of the Rule 18f-3 plan are as follows:  (i) shares of each class of each Fund represent an equal pro rata interest in that
Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class;
(ii) subject to certain limitations described in the Prospectus, shares of a particular class of each Fund may be exchanged for shares of the same class of another Ivy fund; and (iii) each Fund's Class B shares will convert automatically into Class A shares of that Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

    RULE 12B-1 DISTRIBUTION PLANS. The Trust has adopted on behalf of each Fund, in accordance with Rule 12b-1 under the 1940 Act, separate Rule
12b-1 distribution plans pertaining to each Fund's Class A, Class B and
Class C shares (each, a "Plan"). In adopting each Plan, a majority of the
Independent Trustees have concluded in accordance with the requirements of
Rule 12b-1 that there is a reasonable likelihood that each Plan will benefit each Fund and its shareholders. The Trustees of the Trust believe that the Plans should result in greater sales and/or fewer redemptions of each Fund's shares, although it is impossible to know for certain the level of sales and redemptions of any Fund's shares in the absence of a
Plan or under an alternative distribution arrangement.

    Under each Plan, each Fund pays IFDI a service fee, accrued daily and paid monthly, at the annual rate of up to 0.25% of the average daily net assets attributable to its Class A, Class B or Class C shares, as the case may be. This fee constitutes reimbursement to IFDI for fees paid by IFDI.
The services for which service fees may be paid include, among other things, advising clients or customers regarding the purchase, sale or retention of shares of the Fund, answering routine inquiries concerning the Fund and assisting shareholders in changing options or enrolling in specific plans. Pursuant to each Plan, service fee payments made out of or charged against the assets attributable to the Fund's Class A, Class B or
Class C shares must be in reimbursement for services rendered for or on behalf of the affected class. The expenses not reimbursed in any one month may be reimbursed in a subsequent month. The Class A Plan does not provide for the payment of interest or carrying charges as distribution expenses.
Class A shares of the Ivy International Fund issued prior to January 1,
1992 are not subject to an ongoing service fee. For this Fund, the annual service fee attributable to the Class A shares of the Fund may equal up to
0.25% of the net assets attributable to Class A shares issued on or after
January 1, 1992. Since the calculation of the service fee does not take into account shares outstanding prior to January 1, 1992, this arrangement results in a rate of service fee payable by the Fund that is lower than
0.25% of the net assets attributable to Class A shares of the Fund. For the fiscal year ended December 31, 2002, the combined service fees were
0.20% of the average net assets attributable to Class A shares of Ivy
International Fund.

    Under each Fund's Class B and Class C Plans, each Fund also pays IFDI a distribution fee, accrued daily and paid monthly, at the annual rate of
0.75% of the average daily net assets attributable to its Class B or Class
C shares. This fee constitutes compensation to IFDI and is not dependent on IFDI's expenses incurred. IFDI may reallow to dealers all or a portion of the service and distribution fees as IFDI may determine from time to time. The distribution fee compensates IFDI for expenses incurred in connection with activities primarily intended to result in the sale of the
Fund's Class B or Class C shares, including the printing of prospectuses and reports for persons other than existing shareholders and the preparation, printing and distribution of sales literature and advertising materials. Pursuant to each Class B and Class C Plan, IFDI may include interest, carrying or other finance charges in its calculation of distribution expenses, if not prohibited from doing so pursuant to an order of or a regulation adopted by the SEC.

    Among other things, each Plan provides that (1) IFDI will submit to the Board at least quarterly, and the Trustees will review, written reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made; (2) each Plan will continue in effect only so long as such continuance is approved at least annually, and any material amendment thereto is approved, by the votes of a majority of the
Board, including the Independent Trustees, cast in person at a meeting called for that purpose; (3) payments by each Fund under each Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class; and (4) while each Plan is in effect, the selection and nomination of Independent
Trustees shall be committed to the discretion of the then current
Independent Trustees.

    IFDI may make payments for distribution assistance and for administrative and accounting services from resources that may include the management fees paid by each Fund. IFDI also may make payments (such as the service fee payments described above) to unaffiliated broker-dealers, banks, investment advisors, financial institutions and other entities for services rendered in the distribution of each Fund's shares. To qualify for such payments, shares may be subject to a minimum holding period.
However, no such payments will be made to any dealer or broker or other party if at the end of each year the amount of shares held does not exceed a minimum amount. The minimum holding period and minimum level of holdings will be determined from time to time by IFDI.

    A report of the amount expended pursuant to each Plan, and the purposes for which such expenditures were incurred, must be made to the
Board for its review at least quarterly.

    The Class B Plan and underwriting agreement were amended effective
March 16, 1999 to permit IFDI to sell its right to receive distribution fees under the Class B Plan and CDSCs to third parties. WRIICO on behalf of IFDI enters into such transactions to finance the payment of commissions to brokers at the time of sale and other distribution-related expenses. In connection with such amendments, the Trust has agreed that the distribution fee will not be terminated or modified (including a modification by change in the rules relating to the conversion of Class B shares into shares of another class) for any reason (including a termination of the underwriting agreement) except:

         (i)  to the extent required by a change in the 1940 Act, the rules or regulations under the 1940 Act, or the Conduct
              Rules of the NASD, in each case enacted, issued, or
              promulgated after March 16, 1999;

         (ii) on a basis which does not alter the amount of the
              distribution payments to IFDI computed with reference to
              Class B shares the date of original issuance of which
              occurred on or before December 31, 1998;

        (iii) in connection with a Complete Termination (as defined in the Class B Plan); or

         (iv) on a basis determined by the Board of Trustees acting in good faith so long as (a) neither the Trust nor any
              successor trust or fund or any trust or fund acquiring a
              substantial portion of the assets of the Trust
              (collectively, the "Affected Funds") nor the sponsors of
              the Affected Funds pay, directly or indirectly, as a fee, a trailer fee, or by way of reimbursement, any fee, however
              denominated, to any person for personal services, account
              maintenance services or other shareholder services rendered to the holder of Class B shares of the Affected Funds from and after the effective date of such modification or
              termination, and (b) the termination or modification of the distribution fee applies with equal effect to all
              outstanding Class B shares from time to time of all
              Affected Funds regardless of the date of issuance thereof.

    In the Distribution Agreement, the Trust has also agreed that it will not take any action to waive or change any CDSC in respect of any Class B share the date of original issuance of which occurred on or before December
31, 1998, except as provided in the Trust's prospectus or statement of additional information, without the consent of IFDI and its transferees.

    During the fiscal year ended December 31, 2002, Ivy Cundill Global
Value Fund paid IFDI $1,421 pursuant to its Class A plan. During the fiscal year ended December 31, 2002 Ivy Cundill Global Value Fund paid
IFDI $10,915 pursuant to its Class B plan. During the fiscal year ended
December 31, 2002, the Fund paid IFDI $1,477 pursuant to its Class C plan.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class A shares of Ivy Cundill
Global Value Fund: advertising, $40; printing and mailing of prospectuses to persons other than current shareholders, $10,114; compensation to underwriters $0; compensation to dealers, $355; compensation to sales personnel, $4,451; interest, carrying or other financing charges $0;
seminars and meetings, $89; travel and entertainment, $397; general and administrative, $1,071; telephone, $120; and occupancy and equipment rental, $559.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class B shares of Ivy Cundill
Global Value Fund: advertising, $79; printing and mailing of prospectuses to persons other than current shareholders, $20,446; compensation to underwriters $0; compensation to dealers, $4,069; compensation to sales personnel, $9,487; interest, carrying or other financing charges $0;
seminars and meetings, $1,106; travel and entertainment, $888; general and administrative, $2,254; telephone, $254; and occupancy and equipment rental, $1,203.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class C shares of Ivy Cundill
Global Value Fund: advertising, $10; printing and mailing of prospectuses to persons other than current shareholders, $2,868; compensation to underwriters $0; compensation to dealers, $1,131; compensation to sales personnel, $1,213; interest, carrying or other financing charges $0;
seminars and meetings, $283; travel and entertainment, $103; general and administrative, $295; telephone, $34; and occupancy and equipment rental,
$151.

    During the fiscal year ended December 31, 2002, Ivy European
Opportunities Fund paid IFDI $68,690 pursuant to its Class A plan. During the fiscal year ended December 31, 2002 Ivy European Opportunities Fund paid IFDI $297,574 pursuant to its Class B plan. During the fiscal year ended December 31, 2002, the Fund paid IFDI $223,062 pursuant to its Class
C plan.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class A shares of Ivy European
Opportunities Fund: advertising, $848; printing and mailing of prospectuses to persons other than current shareholders, $5,916;
compensation to underwriters $0; compensation to dealers, $11,427;
compensation to sales personnel, $108,056; interest, carrying or other financing charges $0; seminars and meetings, $2,857; travel and entertainment, $11,894; general and administrative, $25,256; telephone,
$2,981; and occupancy and equipment rental, $13,697.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class B shares of Ivy European
Opportunities Fund: advertising, $920; printing and mailing of prospectuses to persons other than current shareholders, $6,412;
compensation to underwriters $0; compensation to dealers, $625,665;
compensation to sales personnel, $117,062; interest, carrying or other financing charges $0; seminars and meetings, $156,416; travel and entertainment, $12,822; general and administrative, $27,375; telephone,
$3,227; and occupancy and equipment rental, $14,839.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class C shares of Ivy European
Opportunities Fund: advertising, $693; printing and mailing of prospectuses to persons other than current shareholders, $4,792;
compensation to underwriters $0; compensation to dealers, $22,893;
compensation to sales personnel, $88,029; interest, carrying or other financing charges $0; seminars and meetings, $5,723; travel and entertainment, $9,628; general and administrative, $20,607; telephone,
$2,428; and occupancy and equipment rental, $11,150.

    During the fiscal year ended December 31, 2002, Ivy Global Natural
Resources Fund paid IFDI $38,138 pursuant to its Class A plan. During the fiscal year ended December 31, 2002, Ivy Global Natural Resources Fund paid IFDI $79,517 pursuant to its Class B plan. During the fiscal year ended December 31, 2002, the Fund paid IFDI $41,104 pursuant to its Class
C plan.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class A shares of Ivy Global
Natural Resources Fund: advertising, $38,043; printing and mailing of prospectuses to persons other than current shareholders, $25,206;
compensation to underwriters $0; compensation to dealers, $7,221;
compensation to sales personnel, $62,716; interest, carrying or other financing charges $0; seminars and meetings, $1,806; travel and entertainment, $6,060; general and administrative, $14,846; telephone,
$1,692; and occupancy and equipment rental, $7,960.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class B shares of Ivy Global
Natural Resources Fund: advertising, $19,743; printing and mailing of prospectuses to persons other than current shareholders, $12,776;
compensation to underwriters $0; compensation to dealers, $55,596;
compensation to sales personnel, $31,923; interest, carrying or other financing charges $0; seminars and meetings, $13,899; travel and entertainment, $3,141; general and administrative, $7,515; telephone,
$861; and occupancy and equipment rental, $4,068.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class C shares of Ivy Global
Natural Resources Fund: advertising, $10,795; printing and mailing of prospectuses to persons other than current shareholders, $7,159;
compensation to underwriters $0; compensation to dealers, $48,035;
compensation to sales personnel, $17,136; interest, carrying or other financing charges $0; seminars and meetings, $12,009; travel and entertainment, $1,598; general and administrative, $4,080; telephone,
$461; and occupancy and equipment rental, $2,169.

    During the fiscal year ended December 31, 2002, Ivy International
Fund paid IFDI $378,397 pursuant to its Class A plan. During the fiscal year ended December 31, 2002 Ivy International Fund paid IFDI $986,230 pursuant to its Class B plan. During the fiscal year ended December 31,
2002, the Fund paid IFDI $191,552 pursuant to its Class C plan.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class A shares of Ivy
International Fund: advertising, $5,015; printing and mailing of prospectuses to persons other than current shareholders, $35,608;
compensation to underwriters $0; compensation to dealers, $74,558;
compensation to sales personnel, $687,986; interest, carrying or other financing charges $0; seminars and meetings, $18,647; travel and entertainment, $85,352; general and administrative, $158,246; telephone,
$19,368; and occupancy and equipment rental, $87,348.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class B shares of Ivy
International Fund: advertising, $2,616; printing and mailing of prospectuses to persons other than current shareholders, $17,516;
compensation to underwriters $0; compensation to dealers, $181,363;
compensation to sales personnel, $343,811; interest, carrying or other financing charges $0; seminars and meetings, $45,341; travel and entertainment, $39,907; general and administrative, $79,838; telephone,
$9,570; and occupancy and equipment rental, $43,596.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class C shares of Ivy
International Fund: advertising, $508; printing and mailing of prospectuses to persons other than current shareholders, $3,403;
compensation to underwriters $0; compensation to dealers, $20,918;
compensation to sales personnel, $66,852; interest, carrying or other financing charges $0; seminars and meetings, $5,230; travel and entertainment, $7,771; general and administrative, $15,523; telephone,
$1,862; and occupancy and equipment rental, $8,475.

    During the fiscal year ended December 31, 2002, Ivy International
Value Fund paid IFDI $26,116 pursuant to its Class A plan. During the fiscal year ended December 31, 2002, Ivy International Value Fund paid
IFDI $366,679 pursuant to its Class B plan. During the fiscal year ended
December 31, 2002, the Fund paid IFDI $122,381 pursuant to its Class C plan.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class A shares of Ivy
International Value Fund: advertising, $286; printing and mailing of prospectuses to persons other than current shareholders, $1,682;
compensation to underwriters $0; compensation to dealers, $4,192;
compensation to sales personnel, $36,824; interest, carrying or other financing charges $0; seminars and meetings, $1,049; travel and entertainment, $4,143; general and administrative, $8,595; telephone,
$1,022; and occupancy and equipment rental, $4,661.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class B shares of Ivy
International Value Fund: advertising, $1,006; printing and mailing of prospectuses to persons other than current shareholders, $6,034;
compensation to underwriters $0; compensation to dealers, $137,774;
compensation to sales personnel, $129,945; interest, carrying or other financing charges $0; seminars and meetings, $34,443; travel and entertainment, $14,591; general and administrative, $30,282; telephone,
$3,595; and occupancy and equipment rental, $16,484.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class C shares of Ivy
International Value Fund: advertising, $333; printing and mailing of prospectuses to persons other than current shareholders, $2,015;
compensation to underwriters $0; compensation to dealers, $10,772;
compensation to sales personnel, $43,287; interest, carrying or other financing charges $0; seminars and meetings, $2,693; travel and entertainment, $4,927; general and administrative, $10,072; telephone,
$1,201; and occupancy and equipment rental, $5,491.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class A shares of Ivy Money
Market Fund: advertising, $398; printing and mailing of prospectuses to persons other than current shareholders, $2,195; compensation to underwriters, $0; compensation to dealers,  $5,826; compensation to sales personnel, $49,434; interest, carrying or other financing documents $0;
seminars and meetings, $1,457;  travel and entertainment, $5,199; general and administrative, $11,647; telephone, $1,357; and occupancy and equipment rental, $6,246.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class B shares of Ivy Money
Market Fund: advertising, $182; printing and mailing of prospectuses to persons other than current shareholders, $1,025; compensation to underwriters $0; compensation to dealers, $13,874; compensation to sales personnel, $22,586; interest, carrying or other financing charges $0;
seminars and meetings, $3,468; travel and entertainment, $2,370; general and administrative, $5,309; telephone, $618; and occupancy and equipment rental, $2,862.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class C shares of Ivy Money
Market Fund: advertising, $22; printing and mailing of prospectuses to persons other than current shareholders, $98; compensation to underwriters
$0; compensation to dealers, $1,341; compensation to sales personnel,
$2,525; interest, carrying or other financing charges $0; seminars and meetings, $335; travel and entertainment, $247; general and
administrative, $607; telephone, $69; and occupancy and equipment rental,
$315.

    During the fiscal year ended December 31, 2002, Ivy Pacific
Opportunities Fund paid IFDI $15,765 pursuant to its Class A plan. During the fiscal year ended December 31, 2002 Ivy Pacific Opportunities Fund paid IFDI $33,518 pursuant to its Class B plan. During the fiscal year ended December 31, 2002, the Fund paid IFDI $7,847 pursuant to its Class C plan.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class A shares of Ivy Pacific
Opportunities Fund: advertising, $182; printing and mailing of prospectuses to persons other than current shareholders, $1,058;
compensation to underwriters $0; compensation to dealers, $2,663;
compensation to sales personnel, $22,786; interest, carrying or other financing charges $0; seminars and meetings, $666; travel and entertainment, $2,404; general and administrative, $5,338; telephone,
$624; and occupancy and equipment rental, $2,895.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class B shares of Ivy Pacific
Opportunities Fund: advertising, $94; printing and mailing of prospectuses to persons other than current shareholders, $557; compensation to underwriters $0; compensation to dealers, $21,259; compensation to sales personnel, $11,962; interest, carrying or other financing charges $0;
seminars and meetings, $5,314; travel and entertainment, $1,322; general and administrative, $2,791; telephone, $330; and occupancy and equipment rental, $1,518.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class C shares of Ivy Pacific
Opportunities Fund: advertising, $22; printing and mailing of prospectuses to persons other than current shareholders, $127; compensation to underwriters $0; compensation to dealers, $1,617; compensation to sales personnel, $2,743; interest, carrying or other financing charges $0;
seminars and meetings, $404; travel and entertainment, $302; general and administrative, $640; telephone, $76; and occupancy and equipment rental,
$349.

    Each Plan may be amended at any time with respect to the class of shares of the Fund to which the Plan relates by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of considering such amendment. Each Plan may be terminated at any time with respect to the class of shares of the
Fund to which the Plan relates, without payment of any penalty, by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of that class.

    If the Distribution Agreement or the Distribution Plans are
terminated (or not renewed) with respect to any of the Ivy funds (or class of shares thereof), each may continue in effect with respect to any other fund (or Class of shares thereof) as to which they have not been terminated (or have been renewed).

CUSTODIAN

    Pursuant to a Custodian Agreement with the Trust, UMB Bank, n.a. (the
"Custodian"), located at 928 Grand Boulevard, Kansas City, Missouri, 64106,
maintains custody of the assets of each Fund held in the United States.
Rules adopted under the 1940 Act permit the Trust to maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Pursuant to those rules, the Custodian has entered into subcustodial agreements for the holding of each Fund's foreign securities. With respect to each Fund, the Custodian may receive, as partial payment for its services to each Fund, a portion of the Trust's brokerage business, subject to its ability to provide best price and execution.

FUND ACCOUNTING SERVICES

    Pursuant to a Fund Accounting Services Agreement, WRIICO (formerly,
IMI) provides certain accounting and pricing services for each Fund. As of
March 18, 2003, WRIICO assigned its responsibilities under the Fund
Accounting Services Agreement to Waddell & Reed Services Company. As
compensation for those services, each Fund pays WRIICO a monthly fee plus out-of-pocket expenses as incurred. The monthly fee is based upon the net assets of each Fund except Ivy Money Market Fund at the preceding month end at the following rates: s$1,250 when net assets are $10 million and under; $2,500 when net assets are over $10 million to $40 million; $5,000 when net assets are over $40 million to $75 million; and $6,500 when net assets are over $75 million. The monthly fee for the Ivy Money Market fund is based on .10% of average net assets.

    During the fiscal year ended December 31, 2002, Ivy Cundill Global
Value Fund paid IMI $16,676 under the agreement.

    During the fiscal year ended December 31, 2002, Ivy European
Opportunities Fund paid IMI $110,283 under the agreement.

    During the fiscal year ended December 31, 2002, Ivy Global Natural
Resources Fund paid IMI $44,775 under the agreement.

    During the fiscal year ended December 31, 2002, Ivy International
Fund paid IMI $211,731 under the agreement.

    During the fiscal year ended December 31, 2002, Ivy International
Value Fund paid IMI $86,488 under the agreement.

    During the fiscal year ended December 31, 2002, Ivy Money Market Fund paid IMI $28,899 under the agreement.

    During the fiscal year ended December 31, 2002, Ivy Pacific
Opportunities Fund paid IMI $30,611 under the agreement.

TRANSFER AGENT

    Pursuant to a Transfer Agency Services Agreement, PFPC Global Fund
Services, Inc. ("PFPC"), a Massachusetts corporation, located at 4400
Computer Drive, Westborough, MA 01581 is the transfer agent for each Fund.
Under the Agreement, each Fund pays a monthly fee at an annual rate of
$17.00 for each open Class A, Class B, Class C and Advisor Class account.
Each Fund with Class I shares pays a monthly fee at an annual rate of
$10.25 per open Class I account. In addition, each Fund pays a monthly fee at an annual rate of $3.60 per account that is closed plus certain out-of-
pocket expenses. Such fees and expenses for the fiscal year ended December
31, 2002 for Ivy Cundill Global Value Fund totaled $9,304. Such fees and expenses for the fiscal year ended December 31, 2002 for Ivy European
Opportunities Fund totaled $375,315. Such fees and expenses for the fiscal year ended December 31, 2002 for Ivy Global Natural Resources Fund totaled
$107,432. Such fees and expenses for the fiscal year ended December 31,
2002 for Ivy International Fund totaled $1,052,425. Such fees and expenses for the fiscal year ended December 31, 2002 for Ivy International Value
Fund totaled $244,778. Such fees and expenses for the fiscal year ended
December 31, 2002 for Money Market Fund totaled $100,635. Such fees and expenses for the fiscal year ended December 31, 2002 for Ivy Pacific
Opportunities Fund totaled $66,761. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by PFPC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. PFPC pays such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate (e.g., 0.10%) fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

ADMINISTRATOR

    Pursuant to an Administrative Services Agreement, WRIICO provides certain administrative services to each Fund. As of March 18, 2003, WRIICO assigned its responsibilites under the Administrative Services Agreement to Waddell & Reed Services Company. As compensation for these services, each Fund (except with respect to its Class I shares) pays WRIICO a monthly fee at the annual rate of 0.10% of the Fund's average daily net assets.
Each Fund with Class I shares paid WRIICO a monthly fee at the annual rate of 0.01% of its average daily net assets for the Class I shares. Class I shares were closed to further investment effective February 18, 2003. Such fees for the fiscal year ended December 31, 2002 for Ivy Cundill Global
Value Fund totaled $3,792. Such fees for the fiscal year ended December 31,
2002 for Ivy European Opportunities Fund totaled $87,624. Such fees for the fiscal year ended December 31, 2002 for Ivy Global Natural Resources Fund
totaled $29,399. Such fees for the fiscal year ended December 31, 2002 for
Ivy International Fund totaled $309,037. Such fees for the fiscal year ended December 31, 2002 for Ivy International Value Fund totaled $59,578.
Such fees for the fiscal year ended December 31, 2002 for Ivy Money Market
Fund totaled $20,405. Such fees for the fiscal year ended December 31, 2002 for Ivy Pacific Opportunities Fund totaled $10,536.

    Outside of providing administrative services to the Trust, as described above, WRIICO may also act on behalf of IFDI in paying commissions to broker-dealers with respect to sales of Class B and Class C shares of each Fund.

AUDITORS

    Deloitte & Touche LLP, located at 1010 Grand Boulevard, Kansas City,
Missouri, has been selected as auditors for the Trust. The audit services performed by Deloitte & Touche LLP include audits of the annual financial statements of each of the funds of the Trust. Deloitte & Touche LLP audited the December 31, 2002 financial statements of each of the funds in the Trust; prior to December 31, 2002, other auditors audited the financial statements of each of the funds in the Trust. Other services provided by Deloitte & Touche LLP principally relate to filings with the
SEC and the preparation of the funds' tax returns.

                          BROKERAGE ALLOCATION

    Subject to the overall supervision of the President and the Board,
WRIICO, Henderson (for Ivy European Opportunities Fund), Cundill (for Ivy
Cundill Global Value Fund) or MFC (for Ivy Global Natural Resources Fund)
(the "Advisors"), place orders for the purchase and sale of each Fund's portfolio securities. Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. Purchases and sales of debt securities are usually principal transactions and therefore, brokerage commissions are usually not required to be paid by the Funds for such purchases and sales (although the price paid generally includes undisclosed compensation to the dealer). The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-
market securities from dealers normally reflect the spread between the bid and asked prices. In connection with OTC transactions, the Advisors attempt to deal directly with the principal market makers, except in those circumstances where the Advisors believe that a better price and execution are available elsewhere.

    The Advisors select broker-dealers to execute transactions and evaluate the reasonableness of commissions on the basis of quality, quantity, and the nature of the firms' professional services. Commissions to be charged and the rendering of investment services, including statistical, research, and counseling services by brokerage firms, are factors to be considered in the placing of brokerage business. The types of research services provided by brokers may include general economic and industry data, and information on securities of specific companies.
Research services furnished by brokers through whom the Trust effects securities transactions may be used by the Advisors in servicing all of their accounts. In addition, not all of these services may be used by the
Advisors in connection with the services they provide to the Funds or the
Trust. The Advisors may consider sales of shares of Ivy funds as a factor in the selection of broker-dealers and may select broker-dealers who provide them with research services. The Advisors may choose broker-
dealers that provide the Advisors with research services and may cause a client to pay such broker-dealers commissions which exceed those other broker-dealers may have charged, if the Advisors view the commissions as reasonable in relation to the value of the brokerage and/or research services. The Advisors will not, however, seek to execute brokerage transactions other than at the best price and execution, taking into account all relevant factors such as price, promptness of execution and other advantages to clients, including a determination that the commission paid is reasonable in relation to the value of the brokerage and/or research services.

    During the period from April 17, 2000 (commencement) to December 31,
2000 and for fiscal year ended December 31, 2001, Ivy Cundill Global Value
Fund paid brokerage commissions of $5,475 and $7,033, respectively. For the fiscal year ended December 31, 2002, Ivy Cundill Global Value Fund paid a total of $33,718 in brokerage commissions with respect to portfolio transactions aggregating $10,303,890. Of such amount, $31,009 in brokerage commissions with respect to portfolio transactions aggregating $9,458,693 was placed with broker-dealers who provided research services.

    During the fiscal years ended December 31, 2000 and 2001, Ivy
European Opportunities Fund paid brokerage commissions of $963,629 and
$378,774, respectively. For the fiscal year ended December 31, 2002, Ivy
European Opportunities Fund paid a total of $258,076 in brokerage commissions with respect to portfolio transactions aggregating
$141,552,195. Of such amount, $254,040 in brokerage commissions with respect to portfolio transactions aggregating $139,556,680 was placed with broker-dealers who provided research services.

    During the fiscal years ended December 31, 2000 and 2001, Ivy Global
Natural Resources Fund paid brokerage commissions of $74,204 and $122,750, respectively. For the fiscal year ended December 31, 2002, Ivy Global
Natural Resources Fund paid a total of $156,080 in brokerage commissions with respect to portfolio transactions aggregating $55,704,863. Of such amount, $144,661 in brokerage commissions with respect to portfolio transactions aggregating $51,669,774 was placed with broker-dealers who provided research services.

    During the fiscal years ended December 31, 2000 and 2001, Ivy
International Fund paid brokerage commissions of $5,059,929 and
$2,109,321, respectively. For the fiscal year ended December 31, 2002, Ivy
International Fund paid a total of $922,641 in brokerage commissions with respect to portfolio transactions aggregating $423,101,836. Of such amount, $860,614 in brokerage commissions with respect to portfolio transactions aggregating $389,575,295 was placed with broker-dealers who provided research services.

    During the fiscal years ended December 31, 2000 and 2001, Ivy
International Value Fund paid brokerage commissions of $356,738 and
$224,446, respectively. For the fiscal year ended December 31, 2002, Ivy
International Value Fund paid a total of $165,800 in brokerage commissions with respect to portfolio transactions aggregating $72,683,878. Of such amount, $141,651 in brokerage commissions with respect to portfolio transactions aggregating $62,684,793 was placed with broker-dealers who provided research services.

    During the fiscal years ended December 31, 2000 and 2001, Ivy Pacific
Opportunities Fund paid brokerage commissions of $170,281 and 108,170, respectively. For the fiscal year ended December 31, 2002, Ivy Pacific
Opportunities Fund paid a total of $21,625 in brokerage commissions with respect to portfolio transactions aggregating $4,965,800. Of such amount,
$20,925 in brokerage commissions with respect to portfolio transactions aggregating $4,824,883 was placed with broker-dealers who provided research services.

    Brokerage commissions vary from year to year in accordance with the extent to which a particular Fund is more or less actively traded.

    Each Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. Each Fund will accept securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that the Advisors deem to be a desirable investment for each Fund. While no minimum has been established, it is expected that each Fund will not accept securities having an aggregate value of less than $1 million. The Trust may reject in whole or in part any or all offers to pay for any Fund shares with securities and may discontinue accepting securities as payment for any Fund shares at any time without notice. The Trust will value accepted securities in the manner and at the same time provided for valuing portfolio securities of each Fund, and each
Fund's shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will only accept securities delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with the applicable laws of certain states.

                    CAPITALIZATION AND VOTING RIGHTS

    The capitalization of the Trust consists of an unlimited number of shares of beneficial interest (no par value per share). When issued, shares of each class of each Fund are fully paid, non-assessable, redeemable and fully transferable. No class of shares of any Fund has preemptive rights or subscription rights.

    The Declaration of Trust of the Trust permits the Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes. The Trustees have authorized fifteen series, each of which represents a fund. The Trustees have further authorized the issuance of Class A, Class B, and Class C shares for Ivy Money Market Fund, and
Class A, Class B, Class C and Advisor Class shares for Ivy Bond Fund, Ivy
Cundill Global Value Fund, Ivy Developing Markets Fund, Ivy European
Opportunities Fund, Ivy Global Fund, Ivy Global Natural Resources Fund,
Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy International
Fund, Ivy International Small Companies Fund, Ivy International Value
Fund, Ivy Pacific Opportunities Fund, Ivy US Blue Chip Fund and Ivy US
Emerging Growth Fund, as well as Class I shares for Ivy Bond Fund, Ivy
Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global
Science & Technology Fund, Ivy International Fund, Ivy International Small
Companies Fund, Ivy International Value Fund and Ivy US Blue Chip Fund.
Class I shares were closed to further investment effective February 18,
2003. Under the Declaration of Trust, the Trustees may terminate any Fund without shareholder approval. This might occur, for example, if a Fund does not reach or fails to maintain an economically viable size.

    Shareholders have the right to vote for the election of Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the Trust's By-Laws. The Trust is not required to hold a regular annual meeting of shareholders, and it does not intend to do so. Shares of each class of each Fund entitle their holders to one vote per share (with proportionate voting for fractional shares).
Shareholders of each Fund are entitled to vote alone on matters that only affect that Fund. All classes of shares of each Fund will vote together, except with respect to the distribution plan applicable to a class of the
Fund's shares or when a class vote is required by the 1940 Act. On matters relating to all funds of the Trust, but affecting the funds differently, separate votes by the shareholders of each fund are required. Approval of an investment advisory agreement and a change in fundamental policies would be regarded as matters requiring separate voting by the shareholders of each fund of the Trust. If the Trustees determine that a matter does not affect the interests of a Fund, then the shareholders of that Fund will not be entitled to vote on that matter. Matters that affect the Trust in general, such as ratification of the selection of independent certified public accountants, will be voted upon collectively by the shareholders of all funds of the Trust.

    As used in this SAI and the Prospectus, the phrase "majority vote of the outstanding shares" of a Fund means the vote of the lesser of:
(1) 67% of the shares of that Fund (or of the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of that
Fund (or of the Trust).

    With respect to the submission to shareholder vote of a matter requiring separate voting by a Fund, the matter shall have been effectively acted upon with respect to that Fund if a majority of the outstanding voting securities of the Fund votes for the approval of the matter, notwithstanding that:  (1) the matter has not been approved by a majority of the outstanding voting securities of any other fund of the
Trust; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

    The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

    The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board, in which case the holders of the remaining shares would not be able to elect any Trustees.

    Under Massachusetts law, the Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The
Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder of any Fund held personally liable for the obligations of that Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote. No series of the Trust is liable for the obligations of any other series of the Trust.

                      SPECIAL RIGHTS AND PRIVILEGES

    The Trust offers, and (except as noted below) bears the cost of providing, to investors the following rights and privileges. The Trust reserves the right to amend or terminate any one or more of these rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to shareholders in accordance with applicable law.

    Certain of the rights and privileges described below refer to funds, other than the Funds, whose shares are also distributed by IFDI. These funds are:  Ivy Bond Fund, Ivy Developing Markets Fund, Ivy Global Fund,
Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy International
Small Companies Fund, Ivy US Blue Chip Fund and Ivy US Emerging Growth
Fund (the other eight series of the Trust). Shareholders should obtain a current prospectus before exercising any right or privilege that may relate to these funds.

AUTOMATIC INVESTMENT METHOD

    The Automatic Investment Method, which enables a Fund shareholder to have specified amounts automatically drawn each month from his or her bank for investment in Fund shares, is available for all classes of shares, except Class I. The minimum initial and subsequent investment under this method is $50 per month, $250 for Advisor Class shares (except in the case of a tax qualified retirement plan for which the minimum initial and subsequent investment is $25 per month). A shareholder may terminate the
Automatic Investment Method at any time upon delivery to PFPC of telephone instructions or written notice. See "Automatic Investment Method" in the
Prospectus. To begin the plan, complete Sections 8 and 9 of the Account
Application.

EXCHANGE OF SHARES

    As described in the Prospectus, shareholders of each Fund have an exchange privilege with other Ivy funds. Before effecting an exchange, shareholders of a Fund should obtain and read the currently effective prospectus for the Ivy fund into which the exchange is to be made.

    A 2% redemption fee or short-term trading fee will be imposed on redemptions and exchanges of Class A shares of each Fund made within 30 days of purchase. In addition, a 2% redemption fee or short-term trading fee will be imposed on redemptions and exchanges of Class B, C and Advisor
Class shares of Ivy Developing Markets Fund and Ivy Pacific Opportunities
Fund. As of June 15, 2003, a 2% redemption fee will be imposed on redemptions and exchanges of Advisor Class of shares of all of the Funds made within 30 days of purchase. These fees will be retained by the Fund.
See "Redemptions" below.

    Advisor Class shareholders may exchange their outstanding Advisor
Class shares for Advisor Class shares of another Ivy Fund on the basis of the relative net asset value per share. The minimum value of Advisor Class shares which may be exchanged into an Ivy fund in which shares are not already held is $10,000. No exchange out of any Fund (other than by a complete exchange of all Fund shares) may be made if it would reduce the shareholder's interest in the Advisor Class shares of that Fund to less than $10,000.

    Each exchange will be made on the basis of the relative net asset value per share of the Ivy funds involved in the exchange next computed following receipt by PFPC of telephone instructions by PFPC or a properly executed request. Exchanges, whether written or telephonic, must be received by PFPC by the close of regular trading on the Exchange (normally
4:00 p.m., eastern time) to receive the price computed on the day of receipt. Exchange requests received after that time will receive the price next determined following receipt of the request. The exchange privilege may be modified or terminated at any time, upon at least 60 days' notice to the extent required by applicable law. See "Redemptions" below.

    An exchange of shares between any of the Ivy funds will result in a taxable gain or loss. Generally, this will be a capital gain or loss
(long-term or short-term, depending on the holding period of the shares)
in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange. See
"Taxation."

    With limited exceptions, gain realized by a tax-deferred retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax advisor regarding the tax consequences of an exchange transaction.

    INITIAL SALES CHARGE SHARES. Generally, Class A shareholders may exchange their Class A shares ("outstanding Class A shares") for Class A shares of another Ivy fund ("new Class A Shares") on the basis of the relative net asset value per Class A share, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class A shares. (The additional sales charge will be waived for Class A shares that have been invested for a period of 12 months or longer.)  Class A shareholders may also exchange their shares for shares of Ivy Money Market Fund (no initial sales charge will be assessed at the time of such an exchange). In certain short-term transactions, Class A shares of each Fund, and Class B, C and Advisor
Class shares of Ivy Developing Markets Fund and Ivy Pacific Opportunities
Fund, may be subject to a fee upon redemption or exchange. See
"REDEMPTIONS' below.

    Each Fund may, from time to time, waive the initial sales charge on its Class A shares sold to clients of The Legend Group and United Planners
Financial Services of America, Inc. This privilege will apply on to Class
A Shares of a Fund that are purchased using all or a portion of the proceeds obtained by such clients through redemptions of shares of a mutual fund (other than one of the Funds) on which a sales charge was paid
(the "NAV transfer privilege"). Purchases eligible for the NAV transfer privilege must be made within 60 days of redemption from the other fund, and the Class A shares purchased are subject to a 1.00% CDSC on shares redeemed within the first year after purchase. The NAV transfer privilege also applies to Fund shares purchased directly by clients of such dealers as long as their accounts are linked to the dealer's master account. The normal service fee, as described in the "Initial Sales Charge Alternative
- Class A Shares" section of the Prospectus, will be paid to those dealers in connection with these purchases. IFDI may from time to time pay a special cash incentive to The Legend Group or United Planners Financial
Services of America, Inc. in connection with sales of shares of a Fund by its registered representatives under the NAV transfer privilege.
Additional information on sales charge reductions or waivers may be obtained from IFDI at the address listed on the cover of this Statement of
Additional Information.

CONTINGENT DEFERRED SALES CHARGE SHARES

    CLASS A:  Class A shareholders may exchange their Class A shares that are subject to a contingent deferred sales charge ("CDSC"), as described in the Prospectus ("outstanding Class A shares"), for Class A shares of another Ivy fund ("new Class A shares") on the basis of the relative net asset value per Class A share, without the payment of any CDSC that would otherwise be due upon the redemption of the outstanding Class A shares.
Class A shareholders of any Fund exercising the exchange privilege will continue to be subject to that Fund's CDSC period following an exchange if such period is longer than the CDSC period, if any, applicable to the new
Class A shares.

    For purposes of computing the CDSC that may be payable upon the redemption of the new Class A shares, the holding period of the outstanding Class A shares is "tacked" onto the holding period of the new
Class A shares.

    CLASS B:  Class B shareholders may exchange their Class B shares
("outstanding Class B shares") for Class B shares of another Ivy fund
("new Class B shares") on the basis of the relative net asset value per
Class B share, without the payment of any CDSC that would otherwise be due upon the redemption of the outstanding Class B shares. Class B shareholders of any Fund exercising the exchange privilege will continue to be subject to that Fund's CDSC schedule (or period) following an exchange if such schedule is higher (or such period is longer) than the
CDSC schedule (or period) applicable to the new Class B shares.

    Class B shares of any Fund acquired through an exchange of Class B shares of another Ivy fund will be subject to that Fund's CDSC schedule
(or period) if such schedule is higher (or such period is longer) than the
CDSC schedule (or period) applicable to the Ivy fund from which the exchange was made.

    For purposes of both the conversion feature and computing the CDSC that may be payable upon the redemption of the new Class B shares (prior to conversion), the holding period of the outstanding Class B shares is
"tacked" onto the holding period of the new Class B shares.

    The following CDSC table applies to Class B shares of Ivy Bond Fund,
Ivy Cundill Global Value Fund, Ivy Developing Markets Fund, Ivy European
Opportunities Fund, Ivy Global Fund, Ivy Global Natural Resources Fund,
Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy International
Fund, Ivy International Small Companies Fund, Ivy International Value
Fund, Ivy Pacific Opportunities Fund, Ivy US Blue Chip Fund and Ivy US
Emerging Growth Fund.

                                  CONTINGENT DEFERRED SALES
                                  CHARGE AS A PERCENTAGE OF
YEAR SINCE PURCHASE               DOLLAR AMOUNT SUBJECT TO
                                  CHARGE
First                                         5%
Second                                        4%
Third                                         3%
Fourth                                        3%
Fifth                                         2%
Sixth                                         1%
Seventh and thereafter                        0%

    CLASS C:  Class C shareholders may exchange their Class C shares
("outstanding Class C shares") for Class C shares of another Ivy fund
("new Class C shares") on the basis of the relative net asset value per
Class C share, without the payment of any CDSC that would otherwise be due upon redemption. (Class C shares are subject to a CDSC of 1.00% if redeemed within one year of the date of purchase.)

    CLASS I AND ADVISOR CLASS:  Subject to the restrictions set forth in the following paragraph, Advisor Class shareholders may exchange their outstanding shares for the same class of shares of another Ivy Fund on the basis of the relative net asset value per share. Class I shares were closed to further investment effective February 18, 2003 and no exchanges among Class I shares may be made.

    ALL CLASSES:  The minimum value of shares which may be exchanged into an Ivy fund in which shares are not already held is $1,000 ($10,000 in the case of Advisor Class). No exchange out of any Fund (other than by a complete exchange of all Fund shares) may be made if it would reduce the shareholder's interest in the Fund to less than $1,000 ($10,000 in the case of Advisor Class).

    Each exchange will be made on the basis of the relative net asset value per share of the Ivy funds involved in the exchange next computed following receipt by PFPC of telephone instructions by PFPC or a properly executed request. Exchanges, whether written or telephonic, must be received by PFPC by the close of regular trading on the Exchange (normally
4:00 p.m., eastern time) to receive the price computed on the day of receipt. Exchange requests received after that time will receive the price next determined following receipt of the request. The exchange privilege may be modified or terminated at any time, upon at least 60 days' notice to the extent required by applicable law. See "Redemptions."

    An exchange of shares between any of the Ivy funds will result in a taxable gain or loss. Generally, this will be a capital gain or loss
(long-term or short-term, depending on the holding period of the shares)
in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange. See
"Taxation."

    With limited exceptions, gain realized by a tax-deferred retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax advisor regarding the tax consequences of an exchange transaction.

LETTER OF INTENT

    Reduced sales charges apply to initial investments in Class A shares of any Fund made pursuant to a non-binding Letter of Intent. A Letter of
Intent may be submitted by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account. See the Account Application in the
Prospectus. Any investor may submit a Letter of Intent stating that he or she will invest, over a period of 13 months, at least $50,000 in Class A shares of a Fund. A Letter of Intent may be submitted at the time of an initial purchase of Class A shares of a Fund or within 90 days of the initial purchase, in which case the Letter of Intent will be back dated. A shareholder may include, as an accumulation credit, the value (at the applicable offering price) of all Class A shares of Ivy Cundill Global
Value Fund,  Ivy European Opportunities Fund, Ivy Global Natural Resources
Fund, Ivy International Fund, Ivy International Value Fund, and Ivy
Pacific Opportunities Fund, (and shares that have been exchanged into Ivy
Money Market Fund from any of the other funds in the Ivy Funds) held of record by him or her as of the date of his or her Letter of Intent. During the term of the Letter of Intent, the Transfer Agent will hold Class A shares representing 5% of the indicated amount (less any accumulation credit value) in escrow. The escrowed Class A shares will be released when the full indicated amount has been purchased. If the full indicated amount is not purchased during the term of the Letter of Intent, the investor is required to pay IFDI an amount equal to the difference between the dollar amount of sales charge that he or she has paid and that which he or she would have paid on his or her aggregate purchases if the total of such purchases had been made at a single time. Such payment will be made by an automatic liquidation of Class A shares in the escrow account. A Letter of
Intent does not obligate the investor to buy or the Trust to sell the indicated amount of Class A shares, and the investor should read carefully all the provisions of such letter before signing.

RETIREMENT PLANS

    Shares may be purchased in connection with several types of tax-
deferred retirement plans. Shares of more than one fund distributed by
IFDI may be purchased in a single application establishing a single account under the plan, and shares held in such an account may be exchanged among the Ivy funds in accordance with the terms of the applicable plan and the exchange privilege available to all shareholders.
Initial and subsequent purchase payments in connection with tax-deferred retirement plans must be at least $25 per participant.

    The following fees will be charged to individual shareholder accounts as described in the retirement prototype plan document:

    Retirement Plan New Account Fee           no fee
    Retirement Plan Annual Maintenance Fee    $10.00 per fund account

    For shareholders whose retirement accounts are diversified across several Ivy funds, the annual maintenance fee will be limited to not more than $20.

    The following discussion describes the tax treatment of certain tax-
deferred retirement plans under current Federal income tax law. State income tax consequences may vary. An individual considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.

    INDIVIDUAL RETIREMENT ACCOUNTS:  Shares of each Fund may be used as a funding medium for an Individual Retirement Account ("IRA"). Eligible
individuals may establish an IRA by adopting a model custodial account available from PFPC, who may impose a charge for establishing the account.

    An individual who has not reached age 70-1/2 and who receives compensation or earned income is eligible to contribute to an IRA, whether or not he or she is an active participant in a retirement plan. An individual who receives a distribution from another IRA, a qualified retirement plan, a qualified annuity plan or a tax-sheltered annuity or custodial account ("403(b) plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution either directly or within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

    An individual may deduct his or her annual contributions to an IRA in computing his or her Federal income tax within the limits described above, provided he or she (or his or her spouse, if they file a joint Federal income tax return) is not an active participant in a qualified retirement plan (such as a qualified corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity plan, 403(b) plan, simplified employee pension, or governmental plan. If he or she (or his or her spouse) is an active participant, whether the individual's contribution to an IRA is fully deductible, partially deductible or not deductible depends on (i) adjusted gross income and
(ii) whether it is the individual or the individual's spouse who is an active participant, in the case of married individuals filing jointly.
Contributions may be made up to the maximum permissible amount even if they are not deductible. Rollover contributions are not includable in income for Federal income tax purposes and therefore are not deductible from it.

    Generally, earnings on an IRA are not subject to current Federal income tax until distributed. Distributions attributable to tax-deductible contributions and to IRA earnings are taxed as ordinary income.
Distributions of non-deductible contributions are not subject to Federal income tax. In general, distributions from an IRA to an individual before he or she reaches age 59-1/2 are subject to a nondeductible penalty tax equal to 10% of the taxable amount of the distribution. The 10% penalty tax does not apply to amounts withdrawn from an IRA after the individual reaches age 59-1/2, becomes disabled or dies, or if withdrawn in the form of substantially equal payments over the life or life expectancy of the individual and his or her designated beneficiary, if any, or rolled over into another IRA, amounts withdrawn and used to pay for deductible medical expenses and amounts withdrawn by certain unemployed individuals not in excess of amounts paid for certain health insurance premiums, amounts used to pay certain qualified higher education expenses, and amounts used within 120 days of the date the distribution is received to pay for certain first-time homebuyer expenses. Distributions must begin to be withdrawn not later than April 1 of the calendar year following the calendar year in which the individual reaches age 70-1/2. Failure to take certain minimum required distributions will result in the imposition of a
50% non-deductible penalty tax.

    ROTH IRAS:  Shares of each Fund also may be used as a funding medium for a Roth Individual Retirement Account ("Roth IRA"). A Roth IRA is
similar in numerous ways to the regular (traditional) IRA, described above. Some of the primary differences are as follows.

    A single individual earning below $95,000 can contribute up to $3,000
($3,500 if 50 or older) per year to a Roth IRA for years 2002 through
2004. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to
$110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $6,000 ($7,000 if 50 or older) per year
($3,000 per IRA) ($3,500 if 50 or older). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.
An individual whose adjusted gross income exceeds the maximum phase-out amount cannot contribute to a Roth IRA.

    An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed
$3,000 ($3,500 if 50 or older). Contributions to a Roth IRA are not deductible. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

    No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59
1/2, for a first-time home purchase ($10,000 maximum, one time use), or upon death or disability. All other distributions from a Roth IRA (other than the amount of nondeductible contributions) are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10%
penalty include: reaching age 59 1/2, death, disability, deductible medical expenses, the purchase of health insurance for certain unemployed individual and qualified higher education expenses.

    An individual with an income of less than $100,000 (who is not married filing separately) can roll his or her existing IRA into a Roth
IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

    QUALIFIED PLANS:  For those self-employed individuals who wish to purchase shares of one or more Ivy funds through a qualified retirement plan, an Agreement and a Retirement Plan are available from PFPC. The
Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan. A profit sharing plan permits an annual contribution to be made in an amount determined each year by the self-
employed individual within certain limits prescribed by law. A money purchase pension plan requires annual contributions at the level specified in the Agreement. There is no set-up fee for qualified plans and the annual maintenance fee is $20.00 per account.

    In general, if a self-employed individual has any common law employees, employees who have met certain minimum age and service requirements must be covered by the Retirement Plan. A self-employed individual generally must contribute the same percentage of income for common law employees as for himself or herself.

    A self-employed individual may contribute up to the lesser of $40,000 or 100% of compensation or earned income to a money purchase pension plan or to a profit sharing plan each year on behalf of each participant. To be deductible, total contributions to a money purchase plan or profit sharing plan generally may not exceed 25% of the total compensation or earned income of all participants. The amount of compensation or earned income of any one participant that may be included in computing the deduction is limited (generally to $200,000 for benefits accruing in plan years beginning after 2001, with annual inflation adjustments). A self-employed individual's contributions to a retirement plan on his or her own behalf must be deducted in computing his or her earned income.

    Corporate employers may also adopt the Custodial Agreement and
Retirement Plan for the benefit of their eligible employees. Similar contribution and deduction rules apply to corporate employers.
    Distributions from the Retirement Plan generally are made after a participant's severance from employment. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-
1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies; (3) becomes disabled; (4) uses the withdrawal to pay tax-deductible medical expenses; (5) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or (6) rolls over the distribution.

    The Transfer Agent will arrange for Fiduciary Trust Company of New
Hampshire to furnish custodial services to the employer and any participating employees.

    DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND CHARITABLE ORGANIZATIONS
("403(B)(7) ACCOUNT"):  Section 403(b)(7) of the Internal Revenue Code of
1986, as amended (the "Code") permits public school systems and certain charitable organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose employees wish to purchase shares of one or more Funds in conjunction with such an arrangement. The special application for a 403(b)(7) Account is available from PFPC.

    Distributions from the 403(b)(7) Account may be made only following death, disability, severance from employment, attainment of age 59-1/2, or incurring a financial hardship. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies or becomes disabled; (3) uses the withdrawal to pay tax-deductible medical expenses; (4) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or (5)
rolls over the distribution. There is no set-up fee for 403(b)(7) Accounts and the annual maintenance fee is $20.00 per account.

    SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS:  An employer may deduct contributions to a SEP up to the lesser of $40,000 or 25% of compensation.
SEP accounts generally are subject to all rules applicable to IRA accounts, except the deduction limits, and are subject to certain employee participation requirements. No new salary reduction SEPs ("SARSEPs") may be established after 1996, but existing SARSEPs may continue to be maintained, and non-salary reduction SEPs may continue to be established as well as maintained after 1996.

    SIMPLE PLANS:  An employer may establish a SIMPLE IRA or a SIMPLE
401(k) for years after 1996. An employee can make pre-tax salary reduction contributions to a SIMPLE Plan, up to $7,000 for 2002 (as increased for
2003 through 2005 and indexed thereafter). Subject to certain limits, the employer will either match a portion of employee contributions, or will make a contribution equal to 2% of each employee's compensation without regard to the amount the employee contributes. An employer cannot maintain a SIMPLE Plan for its employees if the employer maintains or maintained any other qualified retirement plan with respect to which any contributions or benefits have been credited.

REINVESTMENT PRIVILEGE

    Shareholders who have redeemed Class A shares of any Fund may reinvest all or a part of the proceeds of the redemption back into Class A shares of the same Fund at net asset value (without a sales charge) within
60 days from the date of redemption. This privilege may be exercised only once. The reinvestment will be made at the net asset value next determined after receipt by PFPC of the reinvestment order accompanied by the funds to be reinvested. No compensation will be paid to any sales personnel or dealer in connection with the transaction.

    Any redemption is a taxable event. A loss realized on a redemption generally may be disallowed for tax purposes if the reinvestment privilege is exercised within 30 days after the redemption. In certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on a redemption if the reinvestment privilege is exercised. See "Taxation."

RIGHTS OF ACCUMULATION

    A scale of reduced sales charges applies to any investment of $50,000 or more in Class A shares of each Fund. See "Initial Sales Charge
Alternative -- Class A Shares" in the Prospectus. The reduced sales charge is applicable to investments made at one time by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code). Rights of Accumulation are also applicable to current purchases of all of the funds of Ivy Fund (except
Ivy Money Market Fund) by any of the persons enumerated above, where the aggregate quantity of Class A shares of such funds (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy funds) and of any other investment company distributed by IFDI, previously purchased or acquired and currently owned, determined at the higher of current offering price or amount invested, plus the Class A shares being purchased, amounts to $50,000 or more for all funds other than Ivy Bond; or $100,000 or more for Ivy Bond Fund.

    At the time an investment takes place, PFPC must be notified by the investor or his or her dealer that the investment qualifies for the reduced sales charge on the basis of previous investments. The reduced sales charge is subject to confirmation of the investor's holdings through a check of the particular fund's records.

SYSTEMATIC WITHDRAWAL PLAN

    A shareholder (except shareholders with accounts in Class I) may establish a Systematic Withdrawal Plan (a "Withdrawal Plan"), by telephone instructions or by delivery to PFPC of a written election to have his or her shares withdrawn periodically ($250 minimum distribution amount in the case of Advisor Class shares), accompanied by a surrender to PFPC of all share certificates then outstanding in such shareholder's name, properly endorsed by the shareholder. To be eligible to elect a Withdrawal Plan, a
Class A, B or C shareholder must have at least $5,000 in his or her account; an Advisor Class shareholder must have at least $10,000 in his or her account. A Withdrawal Plan may not be established if the investor is currently participating in the Automatic Investment Method. A Withdrawal
Plan may involve the depletion of a shareholder's principal, depending on the amount withdrawn.

    A redemption under a Withdrawal Plan is a taxable event. Shareholders contemplating participating in a Withdrawal Plan should consult their tax advisors.

    Additional investments made by investors participating in a
Withdrawal Plan must equal at least $1,000 each for Class A, B or C shareholders and at least $250 for Advisor Class shareholders while the
Withdrawal Plan is in effect. Making additional purchases while a
Withdrawal Plan is in effect may be disadvantageous to the investor because of applicable initial sales charges or CDSCs.

    An investor may terminate his or her participation in the Withdrawal
Plan at any time by delivering written notice to PFPC. If all shares held by the investor are liquidated at any time,  participation in the
Withdrawal Plan will terminate automatically. The Trust or PFPC may terminate the Withdrawal Plan option at any time after reasonable notice to shareholders.

GROUP SYSTEMATIC INVESTMENT PROGRAM

    Shares of each Fund may be purchased in connection with investment programs established by employee or other groups using systematic payroll deductions or other systematic payment arrangements. The Trust does not itself organize, offer or administer any such programs. However, it may, depending upon the size of the program, waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others. Unless shares of a Fund are purchased in conjunction with IRAs (see "How to Buy Shares"
in the Prospectus), such group systematic investment programs are not entitled to special tax benefits under the Code. The Trust reserves the right to refuse purchases at any time or suspend the offering of shares in connection with group systematic investment programs, and to restrict the offering of shareholder privileges, such as check writing, simplified redemptions and other optional privileges, as described in the Prospectus, to shareholders using group systematic investment programs.

    With respect to each shareholder account established on or after
September 15, 1972 under a group systematic investment program, the Trust and WRIICO each currently charge a maintenance fee of $3.00 (or portion thereof) for each twelve-month period (or portion thereof) that the account is maintained. The Trust may collect such fee (and any fees due to
WRIICO) through a deduction from distributions to the shareholders involved or by causing on the date the fee is assessed, a redemption in each such shareholder account sufficient to pay such fee. The Trust reserves the right to change these fees from time to time without advance notice.

    Class A shares of each Fund are made available to Merrill Lynch Daily
K Plan (the "Plan") participants at NAV without an initial sales charge if:

         (i)  the Plan is recordkept on a daily valuation basis by
              Merrill Lynch and, on the date the Plan Sponsor signs the
              Merrill Lynch Recordkeeping Service Agreement, the Plan has
              $3 million or more in assets invested in broker/dealer
              funds not advised or managed by Merrill Lynch Asset
              Management, L.P. ("MLAM") that are made available pursuant to a Service Agreement between Merrill Lynch and the fund's principal underwriter or distributor and in funds advised
              or managed by MLAM (collectively, the "Applicable
              Investments");

         (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided
              through a contract or alliance arrangement with Merrill
              Lynch, and on the date the Plan Sponsor signs the Merrill
              Lynch Recordkeeping Service Agreement, the Plan has $3
              million or more in assets, excluding money market funds,
              invested in Applicable Investments; or

        (iii) the Plan has 500 or more eligible employees, as
              determined by Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping
              Service Agreement.

    Alternatively, Class B shares of each Fund are made available to Plan participants at NAV without a CDSC if the Plan conforms with the requirements for eligibility set forth in (i) through (iii) above but either does not meet the $3 million asset threshold or does not have 500 or more eligible employees.

    Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B shares of any Fund convert to Class A shares once the
Plan has reached $5 million invested in Applicable Investments, or 10 years after the date of the initial purchase by a participant under the
Plan--the Plan will receive a Plan level share conversion.

                               REDEMPTIONS

    Shares of each Fund are redeemed at their net asset value next determined after a proper redemption request has been received by PFPC, less any applicable CDSC or redemption fee.

    Unless a shareholder requests that the proceeds of any redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven days, (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which trading on the
Exchange is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by a Fund is not reasonably practicable or it is not reasonably practicable for a Fund to fairly determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of any Fund.

    Under unusual circumstances, when the Board deems it in the best interest of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of that Fund taken at current values. If any such redemption in kind is to be made, each Fund may make an election pursuant to Rule 18f-1 under the 1940 Act.
This will require the particular Fund to redeem with cash at a shareholder's election in any case where the redemption involves less than
$250,000 (or 1% of that Fund's net asset value at the beginning of each
90-day period during which such redemptions are in effect, if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

    The Trust may redeem those accounts of shareholders who have maintained an investment, including sales charges paid, of less than $1000 in any Fund for a period of more than 12 months for Class A, B, C or I shareholders; $10,000 or less for Advisor Class shareholders for a period of more than 12 months. All accounts below that minimum will be redeemed simultaneously when WRIICO deems it advisable. The $1,000 balance for
Class A, B, C and I shareholders and $10,000 balance for Advisor Class shareholders will be determined by actual dollar amounts invested by the shareholder, unaffected by market fluctuations. The Trust will notify any such shareholder by certified mail of its intention to redeem such account, and the shareholder shall have 60 days from the date of such letter to invest such additional sums as shall raise the value of such account above that minimum. Should the shareholder fail to forward such sum within 60 days of the date of the Trust's letter of notification, the
Trust will redeem the shares held in such account and transmit the redemption in value thereof to the shareholder. However, those shareholders who are investing pursuant to the Automatic Investment Method will not be redeemed automatically unless they have ceased making payments pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six-months' notice by the Trust before such redemption. Shareholders in certain retirement plans or accounts who wish to avoid tax consequences must "rollover" any sum so redeemed into another eligible plan within 60 days. The Trustees of the Trust may change the minimum account size.

    If a shareholder has given authorization for telephonic redemption privilege, shares can be redeemed and proceeds sent by Federal wire to a single previously designated bank account. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by a Fund for up to seven days if deemed appropriate under then-current market conditions. The Trust reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The
Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank. The shareholder is responsible for any charges by the shareholder's bank.

    Each Fund employs reasonable procedures that require personal identification prior to acting on redemption or exchange instructions communicated by telephone to confirm that such instructions are genuine.
In the absence of such instructions, a Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

    Class A shares of each Fund; and Class B, C and Advisor Class shares of Ivy Developing Markets Fund and Ivy Pacific Opportunities Fund, held for less than 30 days are redeemable at a price equal to 98% of the then current net asset value per share. As of June 15, 2003, a redemption fee of 2% will also apply to any redemption or exchange proceeds if a shareholder sells or exchanges Advisor Class shares of each Fund after holding them less than 30 days. This 2% fee, also referred to in the
Prospectus and this statement of additional information as a redemption fee, exchange fee or short-term trading fee, directly affects the amount that a shareholder who is subject to the discount receives upon exchange or redemption. It is intended to encourage long-term investment in the
Fund, to avoid transaction and other expenses caused by early redemptions and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to WRIICO or its subsidiaries, and does not benefit WRIICO in any way. The Fund reserves the right to modify the terms of or terminate this fee at any time.

     The redemption fee may generally be waived for any redemption of
Class A shares (a) Class A shares purchased through certain retirement and educational plans, including 401(k) plans, 403(b) plans, 457 plans, Keogh accounts, Profit Sharing and Money Purchase Pension Plans and 529 plans, and through certain third party fee-based asset allocation programs, (b)
purchased through the reinvestment of dividends or capital gains distributions paid by the Fund, (c) due to the death of the registered shareholder of a Fund account, or, due to the death of all registered shareholders of a Fund account with more than one registered shareholder,
(i.e., joint tenant account), upon receipt by PFPC of appropriate written instructions and documentation satisfactory to the PFPC, or (d) by the
Fund upon exercise of its right to liquidate accounts (i) falling below the minimum account size by reason of shareholder redemptions or (ii) when the shareholder has failed to provide tax identification information.

     However, if shares are purchased for a retirement plan account through a broker, financial institution or recordkeeper maintaining an omnibus account for the shares, these waivers may not apply. (Before purchasing Class A shares or Advisor Class shares, please check with your account representative concerning the availability of the fee waivers.)
In addition, these waivers do not apply to IRA and SEP-IRA accounts. For this purpose and without regard to the shares actually redeemed, shares will be treated as redeemed as follows: first, reinvestment shares;
second, purchased shares held 30 days or more; and third, purchased shares held for less than 30 days. Finally, if a redeeming shareholder acquires
Class A shares or Advisors Class shares through a transfer from another shareholder, the applicability of the discount, if any, will be determined by reference to the date the shares were originally purchased, and not from the date of transfer between shareholders.

                      CONVERSION OF CLASS B SHARES

    As described in the Prospectus, Class B shares of each Fund will automatically convert to Class A shares of the same Fund, based on the relative net asset values per share of the two classes, no later than the month following the eighth anniversary of the initial issuance of such
Class B shares of the Fund occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean:  (1) the date on which such Class B shares were issued, or (2) for Class B shares obtained through an exchange, or a series of exchanges, (subject to the exchange privileges for Class B shares) the date on which the original Class B shares were issued. For purposes of conversion of Class B shares, Class B shares purchased through the reinvestment of dividends and capital gain distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those shares in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to
Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through the reinvestment of dividends and capital gain distributions.

                             NET ASSET VALUE

    The price to buy a share of a Fund, called the offering price, is calculated every business day.

    The offering price of a share (the price to buy one share of a particular class) is the next NAV calculated per share of that class plus, for Class A shares, the sales charge shown in the table.

    In the calculation of a Fund's NAV:

      *  The security in the Fund's portfolio that are listed or traded on an exchange are valued primarily using market prices.

      *  Bonds are generally valued according to prices quoted by an independent pricing service.

      *  Short-term debt securities are valued at amortized cost, which approximates market value.

      *  Other investment assets for which market prices are unavailable are valued at their value by or at the direction of the Board of
         Trustees.

    Each fund is open for business every day the New York Stock Exchange
(NYSE) is open. The Funds normally calculate their NAVs as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a fund may be priced at the close of the regular session of any other securities exchange on which that instrument is traded.

    As noted, some of the Funds may invest in securities listed on foreign exchanges, which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of Fund shares may be significantly affected on days when a Fund does not price its shares and when you are not able to purchase or redeem a fund's share.
Similarly, if an event materially affecting the value of foreign investments or foreign currency exchange rates occurs prior to the close of business of the NYSE but after the time their values are otherwise determined, such investments or exchange rates may be valued at their fair value as determined in good faith by or under the direction of Ivy Fund's
Board of Trustees.

    When you place an order to buy shares, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:

 *  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. Neither cash nor post-dated checks will be accepted.

 *  If you buy shares by check and then sell those shares by any method other than by exchange to another fund in the Ivy Funds the payment may be delayed for up to ten (10) days from the date of purchase to ensure that your previous investment has cleared.

    The number of shares you receive when you place a purchase order, and the payment you receive after submitting a redemption request, is based on each Fund's net asset value next determined after your instructions are received in proper form by PFPC or by your registered securities dealer.
Each purchase and redemption order is subject to any applicable sales charge. Since each Fund invests in securities that are listed on foreign exchanges that may trade on weekends or other days when the Funds do not price their shares, each Fund's net asset value may change on days when shareholders will not be able to purchase or redeem that Fund's shares.
The sale of each Fund's shares will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC and may be suspended by the Board whenever in its judgment it is in a Fund's best interest to do so.

                     DETERMINATION OF OFFERING PRICE

    The NAV of each class of the shares of a Fund is the value of the assets of that class, less the liabilities of that class, divided by the total number of outstanding shares of that class.

     Class A shares of the Funds are sold at their next determined NAV plus the sales charge described in the Prospectus. The price makeup as of
December 31, 2002, which is the date of the most recent balance sheet for the Funds incorporated into this SAI by reference, were as follows:

Ivy Cundill Global Value Fund

    NAV per Class A share (Class A net assets divided by
      Class A shares outstanding) ...............              $8.39
    Add:  selling commission (5.75% of offering price)          0.51
                                                              ------
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) ...........              $8.90
                                                              ======

Ivy European Opportunities Fund

    NAV per Class A share (Class A net assets divided by
      Class A shares outstanding) ...............             $13.20
    Add:  selling commission (5.75% of offering price)          0.81
                                                              ------
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) ...........             $14.01
                                                              ======

Ivy Global Natural Resources Fund

    NAV per Class A share (Class A net assets divided by
      Class A shares outstanding) ...............             $11.50
    Add:  selling commission (5.75% of offering price)          0.70
                                                              ------
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) ...........             $12.20
                                                              ======

Ivy International Fund

    NAV per Class A share (Class A net assets divided by
      Class A shares outstanding) ...............             $16.35
    Add:  selling commission (5.75% of offering price)          1.00
                                                              ------
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) ...........             $17.35
                                                              ======

Ivy International Value Fund

    NAV per Class A share (Class A net assets divided by
      Class A shares outstanding) ...............              $7.65
    Add:  selling commission (5.75% of offering price)          0.47
                                                              ------
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) ...........              $8.12
                                                              ======

Ivy Pacific Opportunities Fund

    NAV per Class A share (Class A net assets divided by
      Class A shares outstanding) ...............              $5.96
    Add:  selling commission (5.75% of offering price)          0.36
                                                              ------
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) ...........              $6.32
                                                              ======

                                TAXATION

    The following is a general discussion of certain tax rules thought to be applicable with respect to each Fund. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax advisor about the tax consequences to them of investing in any Fund. The Funds are not managed for tax-efficiency.

    Each Fund intends to be taxed as a regulated investment company under
Subchapter M of the Code. Accordingly, each Fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50%
of the market value of the Fund's assets is represented by cash, U.S.
Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S.
Government securities and the securities of other regulated investment companies). If a Fund should fail to qualify for pass-through tax treatment under Subchapter M, then it would be required to pay taxes on any income and realized capital gains, reducing the amount of income and capital gains that would otherwise be available for distribution to the
Fund's shareholders.

    As a regulated investment company, each Fund generally will not be subject to U.S. Federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses)
for the taxable year is distributed. Each Fund intends to distribute all such income.

    Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4%
excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year, (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year (2)
at least 98% of its capital gains in excess of its capital losses
(adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or
December of the year with a record date in such a month and paid by the
Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

    The taxation of equity options and OTC options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by each Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If a Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-
term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

    Some of the options, futures and foreign currency forward contracts in which each Fund may invest may be "section 1256 contracts."  Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however, as described below, foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by each Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

    The transactions in options, futures and forward contracts undertaken by each Fund may result in "straddles" for Federal income tax purposes.
The straddle rules may affect the character of gains or losses realized by each Fund. In addition, losses realized by each Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to each Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by each Fund, which is taxed as ordinary income when distributed to shareholders.

    Each Fund may make one or more of the elections available under the
Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

    Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

    Notwithstanding any of the foregoing, each Fund may recognize gain
(but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property.
Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed before the end of the 30th day after the close of a
Fund's taxable year, if the position is held throughout the 60-day period beginning on the date the transaction is closed and certain other conditions are met.

CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES

    Gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of each Fund's investment company taxable income available to be distributed to its shareholders as ordinary income.

INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES

    Each Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies
("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a
Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior
Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

    Each Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Each Fund may elect to mark to market its PFIC shares, resulting in the shares being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the shares would be reported as ordinary loss to the extent of any net gains reported in prior years. Under another election that currently is available in some circumstances, each Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year.

DEBT SECURITIES ACQUIRED AT A DISCOUNT

    Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by each Fund may be treated as debt securities that are issued originally at a discount.
Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

    Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by each Fund in the secondary market may be treated as having market discount. Generally, gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred. Market discount generally accrues in equal daily installments. Each Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

    Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by each Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, a Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. Each Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

    Each Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by each Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by each Fund.

DISTRIBUTIONS

    Distributions of investment company taxable income are taxable to a
U.S. shareholder as ordinary income, whether paid in cash or shares.
Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by each Fund as capital gain dividends, are taxable to shareholders as long-term capital gains whether paid in cash or in shares, and regardless of how long the shareholder has held the Fund's shares; such distributions are not eligible for the dividends received deduction. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of that Fund on the distribution date. A distribution of an amount in excess of a Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S.
Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

    If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital.
Shareholders should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

DISPOSITION OF SHARES

    Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and, if so, will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of
61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six-
months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

    In some cases, shareholders will not be permitted to take all or portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of a Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and
(3) the shareholder subsequently acquires shares in the same Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares. The term "reinvestment right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge.
Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.

FOREIGN WITHHOLDING TAXES

    Income received by each Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country.

    If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that
Fund will be eligible and may elect to "pass-through" to its shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign income and similar taxes paid by the Fund, and will be entitled either to deduct his or her pro rata share of foreign income and similar taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. Federal income taxes, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified within 60 days after the close of each Fund's taxable year whether the foreign taxes paid by that Fund will "pass-through" for that year and, if so, such notification will designate (1) the shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.

    Generally, except in the case of certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of that Fund's income flows through to its shareholders. With respect to each Fund, gains from the sale of securities generally will be treated as derived from U.S. sources and section 988 gains will be treated as ordinary income derived from U.S.
sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from each Fund. In addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals. Furthermore, the foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of a Fund are held by the Fund or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares)
beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. In addition, if a Fund fails to satisfy these holding period requirements, it cannot elect to pass through to shareholders the ability to claim a deduction for related foreign taxes.

    The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisors.

BACKUP WITHHOLDING

    Each Fund will be required to report to the Internal Revenue Service
("IRS") all taxable distributions as well as gross proceeds from the redemption of that Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of Federal income tax at a rate of 30% ("backup withholding")
in the case of non-exempt shareholders if (1) the shareholder fails to furnish a Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

    Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-
U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. This discussion does not purport to deal with all of the tax consequences applicable to each Fund or shareholders. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in any Fund.

                          PERFORMANCE INFORMATION

    Performance information for the classes of shares of each Fund (other than Ivy Money Market Fund) may be compared, in reports and promotional literature, to:  (i) the S&P 500 Index, the Dow Jones Industrial Average
("DJIA"), or other unmanaged indices so that investors may compare each
Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical
Services, a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications or other criteria; and (iii) the
Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in each Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions or administrative and management costs and expenses. Performance rankings are based on historical information and are not intended to indicate future performance.

AVERAGE ANNUAL TOTAL RETURNS (BEFORE TAXES)

    Each Fund, when advertising average annual total return before taxes for a class of its shares, computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

          P(1 + T){superscript n} = ERV

      Where: P  =  a hypothetical initial payment of $1,000
             T  =  average annual total return
             n  =  period covered by computation expressed in years
           ERV  =  ending redeemable value of a hypothetical $1,000
                   payment made at the beginning of the 1-, 5-, or 10-
                   year periods at the end of the 1-, 5-, or 10-year
                   periods (or fractional portion).

     The calculation for average annual total returns before taxes is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; and (2) all distributions by the Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period.

    The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all non-recurring charges and the applicable sales charge at the end of the measuring period.

    The average annual total return quotations for the Class A shares of each Fund before taxes with the maximum sales load deducted as of December
31, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

                                 One-year  Five-Year   Ten-year
                                 Period    Period      Period
                                 from      from        from
                                 1-1-02    1-1-98      1-1-93    Date of
                                   to       to          to       Class
                                 12-31-02  12-31-02    12-31-02  Inception
                                           (or life    (or life
                                            if less)   if less)
Ivy Cundill Global Value Fund     -17.22%    -14.70%      N/A     9-4-2001
Ivy European Opportunities Fund    -8.86%     26.80%      N/A     5-4-1999
Ivy Global Natural Resources Fund  -1.35%      4.49%    4.90%     1-1-1997
Ivy International Fund            -25.51%     -8.76%    3.80%    4-30-1986
Ivy International Value Fund      -20.77%     -3.67%   -5.11%    5-13-1997
Ivy Pacific Opportunities Fund    -16.41%     -6.29%   -5.41%   10-22-1993

     The average annual total return quotations for the Class A shares of each Fund before taxes without sales load deducted as of December 31,
2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

                                 One-year  Five-Year   Ten-year
                                 Period    Period      Period
                                 from      from        from
                                 1-1-02    1-1-98      1-1-93    Date of
                                   to       to          to       Class
                                 12-31-02  12-31-02    12-31-02  Inception
                                           (or life    (or life
                                            if less)   if less)
Ivy Cundill Global Value Fund     -12.17%    -10.76%    N/A       9-4-2001
Ivy European Opportunities Fund    -3.30%     28.87%    N/A       5-4-1999
Ivy Global Natural Resources Fund   4.67%      5.74%    5.94%     1-1-1997
Ivy International Fund            -20.96%     -7.67%    4.41%    4-30-1986
Ivy International Value Fund      -15.93%     -2.52%   -4.11%    5-13-1997
Ivy Pacific Opportunities Fund    -11.31%     -5.18%   -4.80%   10-22-1993

     The average annual total return quotations for the Class B shares of each Fund before taxes with the maximum deferred sales charge deducted as of December 31, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

                                 One-year  Five-Year   Ten-year
                                 Period    Period      Period
                                 from      from        from
                                 1-1-02    1-1-98      1-1-93    Date of
                                   to       to          to       Class
                                 12-31-02  12-31-02    12-31-02  Inception
                                           (or life    (or life
                                            if less)   if less)
Ivy Cundill Global Value Fund     -16.99%    -8.28%     N/A      9-26-2001
Ivy European Opportunities Fund    -9.28%    27.23%     N/A      5-24-1999
Ivy Global Natural Resources Fund  -1.48%     4.63%     5.05%     1-1-1997
Ivy International Fund            -25.90%    -8.93%     N/A     10-22-1993
Ivy International Value Fund      -22.48%    -4.07%    -5.38%    5-13-1997
Ivy Pacific Opportunities Fund    -16.73%    -6.43%    -5.60%   10-22-1993

     The average annual total return quotations for the Class B shares of each Fund before taxes without the maximum deferred sales charge deducted as of December 31, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

                                 One-year  Five-Year   Ten-year
                                 Period    Period      Period
                                 from      from        from
                                 1-1-02    1-1-98      1-1-93    Date of
                                   to       to          to       Class
                                 12-31-02  12-31-02    12-31-02  Inception
                                           (or life    (or life
                                            if less)   if less)
Ivy Cundill Global Value Fund     -12.62%    -5.25%    N/A       9-26-2001
Ivy European Opportunities Fund    -4.51%    27.71%    N/A       5-24-1999
Ivy Global Natural Resources Fund   3.52%     4.96%    5.18%      1-1-1997
Ivy International Fund            -22.00%    -8.56%    0.31%    10-22-1993
Ivy International Value Fund      -18.39%    -3.68%   -5.21%     5-13-1997
Ivy Pacific Opportunities Fund    -12.35%    -6.05%   -5.60%    10-22-1993

     The average annual total return quotations for Class C shares before taxes as of December 31, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

                                 One-year  Five-Year   Ten-year
                                 Period    Period      Period
                                 from      from        from
                                 1-1-02    1-1-98      1-1-93    Date of
                                   to       to          to       Class
                                 12-31-02  12-31-02    12-31-02  Inception
                                           (or life    (or life
                                            if less)   if less)
Ivy Cundill Global Value Fund     -13.75%    -7.57%    N/A       10-19-2001
Ivy European Opportunities Fund    -5.44%     5.50%    N/A        5-24-1999
Ivy Global Natural Resources Fund   2.46%     4.63%    4.87%       1-1-1997
Ivy International Fund            -22.78%    -8.54%    N/A        4-30-1996
Ivy International Value Fund      -19.21%    -3.69%    -5.22%     5-13-1997
Ivy Pacific Opportunities Fund    -13.09%    -5.97%    -6.84%     4-30-1996

    The average annual total return quotations for Class I shares before taxes as of December 31, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

                                 One-year  Five-Year   Ten-year
                                 Period    Period      Period
                                 from      from        from
                                 1-1-02    1-1-98      1-1-93    Date of
                                   to       to          to       Class
                                 12-31-02  12-31-02    12-31-02  Inception
                                           (or life    (or life
                                            if less)   if less)
Ivy Cundill Global Value Fund     -5.23%    N/A        N/A        11-5-2002
Ivy European Opportunities Fund   -3.34%  -19.93%      N/A       10-24-1999
Ivy Global Natural Resources Fund  N/A      N/A        N/A         N/A
Ivy International Fund            -20.95%  -7.39%     12.68%      10-6-1994
Ivy International Value Fund       N/A      N/A        N/A        5-13-1997
Ivy Pacific Opportunities Fund     N/A      N/A        N/A         N/A

     The average annual total return quotations for Advisor Class shares before taxes as of December 31, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

                                 One-year  Five-Year   Ten-year
                                 Period    Period      Period
                                 from      from        from
                                 1-1-02    1-1-98      1-1-93    Date of
                                   to       to          to       Class
                                 12-31-02  12-31-02    12-31-02  Inception
                                           (or life    (or life
                                            if less)   if less)
Ivy Cundill Global Value Fund     -11.86%    -3.72%    N/A       4-17-2000
Ivy European Opportunities Fund    -3.33%    29.21%    N/A        5-3-1999
Ivy Global Natural Resources Fund   4.46%    15.14%    N/A        4-8-1999
Ivy International Fund            -18.71%   -21.83%    N/A       8-31-2000
Ivy International Value Fund      -17.51%    -4.08%    N/A       2-23-1998
Ivy Pacific Opportunities Fund    -11.84%    -5.41%    N/A       2-10-1998

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS)

     Each Fund, when advertising average annual total return after taxes on distributions for a class of its shares, computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending value of such investment according to the following formula:

         P(1 + T){superscript n} =    ATVD

         Where: P  =   a hypothetical initial payment of $1,000
                T  =  average annual total return (after taxes on
                      distributions)
                n  =  period covered by computation expressed in years
             ATVD  =  ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the
                      end of the 1-, 5-, or 10-year periods (or fractional
                      portion), after taxes on fund distributions but not
                      after taxes on redemption.

     The calculation for average annual total returns after taxes on distributions is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; and (2) all distributions by the Fund, less taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period.

     The ending value (variable "ATVD" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable sales charge at the end of the measuring period. The Fund assumes that the redemption has no tax consequences.

     Each Fund calculates the taxes due on any distributions by applying the applicable tax rates to each component of the distributions (i.e., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution will be as specified by the Fund on the dividend declaration date, unless adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the Federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effect of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with Federal tax law. The Fund calculates taxes due on any distributions using the highest individual marginal Federal income tax rates in effect on the reinvestment date. Note that the required tax rates may vary over the measurement period. The Fund has disregarded any potential tax liabilities other than Federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the
Federal alternative minimum tax.

    The quotations for average annual total return after taxes on distributions for the Class A shares with the maximum sales load deducted as of December 31, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

                                 One-year  Five-Year   Ten-year
                                 Period    Period      Period
                                 from      from        from
                                 1-1-02    1-1-98      1-1-93    Date of
                                   to       to          to       Class
                                 12-31-02  12-31-02    12-31-02  Inception
                                           (or life    (or life
                                            if less)   if less)
Ivy Cundill Global Value
 Fund (Advisor Class)             -12.18%    -4.61%    N/A        4-19-2000
Ivy European Opportunities Fund    -8.86%    19.44%    N/A         5-4-1999
Ivy Global Natural Resources Fund  -1.57%     4.21%    3.54%       1-1-1997
Ivy International Fund            -25.51%   -10.38%    2.52%      4-30-1986
Ivy International Value Fund      -20.77%    -3.92%   -5.32%      5-13-1997
Ivy Pacific Opportunities Fund    -16.41%    -6.54%   -5.68%     10-22-1993

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION
OF SHARES)

    Each Fund, when advertising average annual total return after taxes on distributions and redemption for a class of its shares, computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending value of such investment according to the following formula:

         P(1 + T){superscript n} = ATVDR

       Where:P  =  a hypothetical initial payment of $1,000
             T  =  average annual total return (after taxes on
                   distributions and redemption)
             n  =  period covered by computation expressed in years
         ATVDR  =  ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the
                   end of the 1-, 5-, or 10-year periods (or fractional
                   portion), after taxes on fund distributions and
                   redemption.

     The calculation for average annual total returns after taxes on distributions and redemption is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; and (2) all distributions by the Fund, less taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period.

     Each Fund calculates the taxes due on any distributions as described above under Average Annual Total Returns (After Taxes on Distributions).

     The ending value (variable "ATVDR" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable sales charge at the end of the measuring period. The Fund calculates the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any non-recurring charges). The Fund separately tracks the basis of shares acquired through the $1,000 initial hypothetical investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, the
Fund includes the distribution net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable Federal tax law.

     The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the hypothetical $1,000 initial investment and each subsequent purchase through reinvested distributions. The Fund does not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

     Each Fund calculates capital gain taxes (or the benefit resulting from tax losses) using the highest Federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with Federal tax law applicable on the redemption date. The Fund assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

    The quotations for average annual total return after taxes on distributions and redemption of shares for the Class A shares with the maximum sales load deducted as of December 31, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

                                 One-year  Five-Year   Ten-year
                                 Period    Period      Period
                                 from      from        from
                                 1-1-02    1-1-98      1-1-93    Date of
                                   to       to          to       Class
                                 12-31-02  12-31-02    12-31-02  Inception
                                           (or life    (or life
                                            if less)   if less)
Ivy Cundill Global Value
 Fund (Advisor Class)              -7.17%    -3.18%    N/A         4-19-2000
Ivy European Opportunities Fund    -5.44%    19.66%    N/A          5-4-1999
Ivy Global Natural Resources Fund  -0.74%     3.55%    3.42%        1-1-1997
Ivy International Fund            -15.66%    -5.62%    3.80%       4-30-1986
Ivy International Value Fund      -12.75%    -2.92%   -4.01%       5-13-1997
Ivy Pacific Opportunities Fund    -10.08%    -4.94%   -4.14%      10-22-1993

     A Fund may also quote unaveraged or cumulative total return for a class which reflects the change in value of an investment in that class over a stated period of time. Cumulative total returns will be calculated according to the formula indicated above but without averaging the rate for the number of years in the period.

    Each Fund may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return"). Neither initial nor CDSCs are taken into account in calculating Non-Standardized Return; a sales charge, if deducted, would reduce the return.
YIELD

     For Ivy Money Market Fund, there are two methods by which yield is calculated for a specified time period for a class of shares of the Fund.
The first method, which results in an amount referred to as the current yield, assumes an account containing exactly one share of the applicable class at the beginning of the period. The net asset value (NAV) of this share will be $1.00 except under extraordinary circumstances. The net change in the value of the account during the period is then determined by subtracting this beginning value from the value of the account at the end of the period which will include all dividends accrued for a share of such class; however, capital changes are excluded from the calculation, i.e., realized gains and losses from the sale of securities and unrealized appreciation and depreciation. However, so that the change will not reflect the capital changes to be excluded, the dividends used in the yield computation may not be the same as the dividends actually declared, as certain realized gains and losses and, under unusual circumstances, unrealized gains and losses, will be taken into account in the calculation of dividends actually declared. Instead, the dividends used in the yield calculation will be those which would have been declared if the capital changes had not affected the dividends.

     This net change in the account value is then divided by the value of the account at the beginning of the period (i.e., normally $1.00 as discussed above) and the resulting figure (referred to as the base period return) is then annualized by multiplying it by 365 and dividing it by the number of days in the period with the resulting current yield figure carried to at least the nearest hundredth of one percent.

     The second method results in a figure referred to as the effective yield. This represents an annualization of the current yield with dividends reinvested daily. Effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to
365 divided by 7, and subtracting 1 from the result and rounding the result to the nearest hundredth of one percent according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1){superscript 365/7}]  - 1

     The yield for the Ivy Money Market Fund's Class A shares, Class B shares, Class C Shares as calculated above for the seven days ended
December 31, 2002, the date of the most recent balance sheet incorporated into this SAI by reference, was 0.45%, 0.46% and 0.55%, respectively, and the effective yield calculated for the same period was 0.45%, 0.47% and
0.55%, respectively.

     Changes in yields (calculated on either basis) primarily reflect different interest rates received by the Fund as its portfolio securities change. These different rates reflect changes in current interest rates on money market instruments. Both yields are affected by portfolio quality, portfolio maturity, type of instruments held and operating expense ratio.

     OTHER QUOTATIONS, COMPARISONS AND GENERAL INFORMATION. The foregoing computation methods are prescribed for advertising and other communications subject to SEC Rule 482. Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to:
historical total returns; results of actual or hypothetical investments;
changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

    Performance quotations for each Fund will vary from time to time depending on market conditions, the composition of that Fund's portfolio and operating expenses of that Fund. These factors and possible differences in the methods used in calculating performance quotations should be considered when comparing performance information regarding a
Fund's shares with information published for other investment companies and other investment vehicles. Performance quotations should also be considered relative to changes in the value of each Fund's shares and the risks associated with each Fund's investment objectives and policies. At any time in the future, performance quotations may be higher or lower than past performance quotations and there can be no assurance that any historical performance quotation will continue in the future.

    Each Fund may also cite endorsements or use for comparison its performance rankings and listings reported in such newspapers or business or consumer publications as, among others:  AAII Journal, Barron's, Boston
Business Journal, Boston Globe, Boston Herald, Business Week, Consumer's
Digest, Consumer Guide Publications, Changing Times, Financial Planning,
Financial World, Forbes, Fortune, Growth Fund Guide, Houston Post,
Institutional Investor, International Fund Monitor, Investor's Daily, Los
Angeles Times, Medical Economics, Miami Herald, Money Mutual Fund
Forecaster, Mutual Fund Letter, Mutual Fund Source Book, Mutual Fund
Values, National Underwriter, Nelson's Directory of Investment Managers,
New York Times, Newsweek, No Load Fund Investor, No Load Fund* X, Oakland
Tribune, Pension World, Pensions and Investment Age, Personal Investor,
Rugg and Steele, Time, U.S. News and World Report, USA Today, The Wall
Street Journal, and Washington Post.

                          FINANCIAL STATEMENTS

    Each Fund's Schedule of Investments as of December 31, 2002,
Statement of Assets and Liabilities as of December 31, 2002, Statement of
Operations for the fiscal year ended December 31, 2002, Statement of
Changes in Net Assets for the fiscal years ended December 31, 2002 and
2001, Financial Highlights, Notes to Financial Statements, and Report of
Independent Certified Public Accountants, which are included in each
Fund's December 31, 2002 Annual Report to shareholders, are incorporated by reference into this SAI.

                                APPENDIX A
      DESCRIPTION OF STANDARD & POOR'S RATINGS SERVICES ("S&P") AND
          MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE
                    BOND AND COMMERCIAL PAPER RATINGS

[From Moody's Rating Definitions, www.moodys.com, December 2000, and
"Standard & Poor's Municipal Ratings Handbook," September 2000 Issue
(McGraw-Hill, New York, 2000).]

MOODY'S:

(a)  CORPORATE BONDS. Aaa     Bonds which are rated Aaa are judged to be
of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

    A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.
Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

    Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured).
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be
characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    (b)  COMMERCIAL PAPER. Moody's short-term issuer ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted.

    Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

    Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries;
high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

    Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced.
Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

    Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P:

    (a)  LONG-TERM ISSUE CREDIT RATINGS. Issue credit ratings are based in varying degrees on the following considerations:

    Likelihood of payment -- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

    Nature of and provisions of the obligation; and

    Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    The issue ratings definitions are expressed in terms of default risk.
As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

    AAA -- An obligation rated 'AAA' has the highest rating assigned by
S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

    AA -- An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

    A -- An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

    BBB -- An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

    BB, B, CCC, CC, and C -- Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics.
'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

    BB -- An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

    B -- An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB,' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

    CCC -- An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

    CC -- An obligation rated 'CC' is currently highly vulnerable to nonpayment.

    C -- The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

    D -- An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D'
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

    (b)  COMMERCIAL PAPER. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from 'A' for the highest-quality obligations to 'D'
for the lowest. These categories are as follows:

    A-1 -- This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+)
designation.

    A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1.'

    A-3 -- Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

    B -- Issues rated 'B' are regarded as having only speculative capacity for timely payment.

     C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

    D -- Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.